                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BLUE CHIP FUND

                                (SERIES I SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003

The following sentence replaces in its entirety the fifth sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the prospectus:

         "The fund considers blue chip companies to be large and medium sized companies (i.e. companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent data during the current month) with leading market positions and which possess the following characteristics:"


The following replaces in its entirety the information under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         o Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BLUE CHIP FUND

                               (SERIES II SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003

The following sentence replaces in its entirety the fifth sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the prospectus:

         "The fund considers blue chip companies to be large and medium sized companies (i.e. companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent data during the current month) with leading market positions and which possess the following characteristics:"


The following replaces in its entirety the information under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         o Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

         They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com).

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                                (SERIES I SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003



Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         o "Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                   They are assisted by the Small/Mid Cap Core Team. More
            information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                               (SERIES II SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the prospectus:

         o "Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                   They are assisted by the Small/Mid Cap Core Team. More
            information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GLOBAL UTILITIES FUND

                                (SERIES I SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


Effective July 1, 2003, the following information replaces in its entirety the information under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         o "Jeffrey G. Morris, a vice president of INVESCO, is the portfolio manager of the fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GLOBAL UTILITIES FUND

                               (SERIES II SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


Effective July 1, 2003, the following information replaces in its entirety the information under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 6 of the prospectus:

         o "Jeffrey G. Morris, a vice president of INVESCO, is the portfolio manager of the fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University."

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. GOVERNMENT SECURITIES FUND

                                (SERIES I SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following sentence replaces in its entirety the eighth sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page one of the prospectus:

         "The fund may also invest up to 20% of its net assets in foreign securities."

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. GOVERNMENT SECURITIES FUND

                               (SERIES II SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following sentence replaces in its entirety the eighth sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page one of the prospectus:

         "The fund may also invest up to 20% of its net assets in foreign securities."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. NEW TECHNOLOGY FUND

                                (SERIES I SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following sentence replaces in its entirety the third sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the prospectus:

         "Synthetic instruments are investments that have economic characteristics similar to the direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT" on page 6 of the prospectus:

         o "William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associated, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. NEW TECHNOLOGY FUND

                               (SERIES II SHARES)

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003


The following sentence replaces in its entirety the third sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the prospectus:

         "Synthetic instruments are investments that have economic characteristics similar to the direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT" on page 6 of the prospectus:

         o "William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associated, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND


                                 SERIES I SHARES

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003

The following sentence replaces in its entirety the last sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. GOVERNMENT SECURITIES FUND" on page 3 of the prospectus:

         "The fund may also invest up to 20% of its net assets in foreign securities."


The following sentence replaces in its entirety the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND" on page 4 of the prospectus:

         "The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies."


The following sentence replaces in its entirety the third sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. NEW TECHNOLOGY FUND" on page 5 of the prospectus:

         "Synthetic instruments are investments that have economic characteristics similar to the direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts."


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. BLUE CHIP FUND" on page 32 of the prospectus:

         o "Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

                   They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL DEVELOPMENT FUND" on page 32 of the prospectus:

         o "Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                   They are assisted by the Small/Mid Cap Core Team. More
            information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. GLOBAL UTILITIES FUND" on page 33 of the prospectus:

         o "Jeffrey G. Morris, a vice president of INVESCO, is the portfolio manager of the fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. NEW TECHNOLOGY FUND" on page 34 of the prospectus:

         o "William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associated, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND


                                SERIES II SHARES

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 1, 2003

The following sentence replaces in its entirety the last sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. GOVERNMENT SECURITIES FUND" on page 3 of the prospectus:

         "The fund may also invest up to 20% of its net assets in foreign securities."


The following sentence replaces in its entirety the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. MID CAP CORE EQUITY FUND" on page 4 of the prospectus:

         "The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies."


The following sentence replaces in its entirety the third sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES - AIM V.I. NEW TECHNOLOGY FUND" on page 5 of the prospectus:

         "Synthetic instruments are investments that have economic characteristics similar to the direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts."


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. BLUE CHIP FUND" on page 38 of the prospectus:

         o "Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

                   They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. CAPITAL DEVELOPMENT FUND" on page 38 of the prospectus:

         o "Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                   They are assisted by the Small/Mid Cap Core Team. More
            information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. GLOBAL UTILITIES FUND" on page 39 of the prospectus:

         o "Jeffrey G. Morris, a vice president of INVESCO, is the portfolio manager of the fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University."


Effective July 1, 2003, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - AIM V.I. NEW TECHNOLOGY FUND" on page 40 of the prospectus:

         o "William R. Keithler, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associated, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College."

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY, THE "FUNDS") OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, AS REVISED JUNE 12, 2003, RELATES TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2003, FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:


          FUND                                    DATED
          ----                                    -----
AIM V.I. AGGRESSIVE GROWTH FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. BALANCED FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V. I. BASIC VALUE FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. BLUE CHIP FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. CAPITAL APPRECIATION FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. CAPITAL DEVELOPMENT FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. CORE EQUITY FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. DIVERSIFIED INCOME FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03


          FUND                                    DATED
          ----                                    -----
AIM V.I. GLOBAL UTILITIES FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. GOVERNMENT SECURITIES FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. GROWTH FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. HIGH YIELD FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. INTERNATIONAL GROWTH FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. MID CAP CORE EQUITY FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. MONEY MARKET FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. NEW TECHNOLOGY FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03
AIM V.I. PREMIER EQUITY FUND
      SERIES I                                   5/1/03
      SERIES II                                  5/1/03

                          AIM VARIABLE INSURANCE FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         FUND HISTORY.............................................................................................1
         SHARES OF BENEFICIAL INTEREST............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................3
         CLASSIFICATION...........................................................................................3
         INVESTMENT STRATEGIES AND RISKS..........................................................................3
                  Equity Investments..............................................................................7
                  Foreign Investments.............................................................................7
                  Debt Investments for Equity Funds...............................................................9
                  Debt Investments for Fixed Income Funds and Money Market Fund..................................10
                  Other Investments..............................................................................14
                  Investment Techniques..........................................................................16
                  Derivatives....................................................................................20
                  Additional Securities or Investment Techniques.................................................26
         Diversification Requirements - AIM V.I. Money Market Fund...............................................27
         Fund Policies...........................................................................................27
         Portfolio Turnover......................................................................................29
         TEMPORARY DEFENSIVE POSITIONS...........................................................................29

MANAGEMENT OF THE TRUST..........................................................................................30
         BOARD OF TRUSTEES.......................................................................................30
         MANAGEMENT INFORMATION..................................................................................30
         TRUSTEE OWNERSHIP OF FUND SHARES........................................................................31
         FACTORS CONSIDERED IN RENEWING INVESTMENT ADVISORY AGREEMENT............................................31
         COMPENSATION............................................................................................32
                  Retirement Plan For Trustees...................................................................32
                  Deferred Compensation Agreements...............................................................32
         CODES OF ETHICS.........................................................................................33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................33

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................33
         INVESTMENT ADVISOR......................................................................................33
         INVESTMENT SUB-ADVISOR..................................................................................35
         SERVICE AGREEMENTS......................................................................................36
         OTHER SERVICE PROVIDERS.................................................................................36

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................37
         BROKERAGE TRANSACTIONS..................................................................................37
         COMMISSIONS.............................................................................................38
         BROKERAGE SELECTION.....................................................................................38
         DIRECTED BROKERAGE (RESEARCH SERVICES)..................................................................39
         REGULAR BROKERS OR DEALERS..............................................................................39
         ALLOCATION OF PORTFOLIO TRANSACTIONS....................................................................39
         ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS..............................................40

PURCHASE AND REDEMPTION OF SHARES................................................................................40

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................44
         TAX MATTERS.............................................................................................45

DISTRIBUTION OF SECURITIES.......................................................................................46
         DISTRIBUTION PLAN.......................................................................................46
         DISTRIBUTOR.............................................................................................48

CALCULATION OF PERFORMANCE DATA..................................................................................48


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES...........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS ...............I-1

AMOUNTS PAID TO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN...........................................J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................K-1

PERFORMANCE DATA................................................................................................L-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eighteen separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund and AIM V.I. Premier Equity Fund (each a "Fund" and collectively, the "Funds"). Under the Agreement and Declaration of Trust, dated May 15, 2002, (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Telecommunications Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust. Prior to May 1, 2000 the AIM V.I. New Technology Fund was known as AIM V.I. Telecommunications Fund, and prior to May 1, 2001, such Fund was known as AIM V.I. Telecommunications and Technology Fund. AIM V.I. Core Equity Fund was knows as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM V.I. Global Utilities Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The tables on the following pages identifies various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

         The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

                          AIM VARIABLE INSURANCE FUNDS

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



                                  EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
              FUND

                                    AIM       AIM                                     AIM
                      AIM V.I.      V.I.      V.I.       AIM V.I.      AIM V.I.       V.I.                   AIM V.I.       AIM
SECURITY            AGGRESSIVE     BASIC      BLUE       CAPITAL       CAPITAL        CORE    AIM V.I. DENT   GLOBAL        V.I.
INVESTMENT             GROWTH      VALUE      CHIP     APPRECIATION  DEVELOPMENT     EQUITY    DEMOGRAPHIC   UTILITIES     GROWTH
TECHNIQUE              FUND         FUND      FUND         FUND         FUND          FUND     TRENDS FUND     FUND         FUND
------------------  ----------    --------  ---------  ------------  -----------   ---------- -------------  ---------    --------

                                                                    EQUITY INVESTMENTS

Common Stock            X            X          X            X            X            X            X            X            X

Preferred Stock         X            X          X            X            X            X            X            X            X

Convertible             X            X          X            X            X            X            X            X            X
Securities

Alternative             X            X          X            X            X            X            X            X            X
Entity Securities


                                                                    FOREIGN INVESTMENTS

Foreign Securities      X            X          X            X            X            X            X            X            X

Foreign Government                                                                                               X
Obligations

Foreign Exchange        X            X          X            X            X            X            X            X            X
Transactions

                                                            DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government
Obligations

Investment Grade        X            X          X            X            X            X            X            X            X
Corporate
Obligations

Liquid Assets           X            X          X            X            X            X            X            X            X


Junk                                                                                                             X
Bonds

                                            DEBT INVESTMENTS FOR FIXED INCOME FUNDS AND MONEY MARKET FUND

U.S. Government
Obligations

Rule 2a-7
Requirements

Foreign Bank
Obligations

Mortgage-Backed
and Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Bank Instruments

Commercial
Instruments

Participation


                                                                                             FIXED INCOME FUNDS AND
                             EQUITY FUNDS                                                      MONEY MARKET FUND
----------------------------------------------------------------------  -----------------------------------------------------------
              FUND                    AIM
                                      V.I.
                                      MID                                                                           AIM       AIM
                        AIM V.I.      CAP        AIM V.I.    AIM V.I.                  AIM V.I.      AIM V.I.      V.I.      V.I.
SECURITY            INTERNATIONAL     CORE         NEW       PREMIER       AIM V.I.   DIVERSIFIED   GOVERNMENT     HIGH      MONEY
INVESTMENT              GROWTH       EQUITY    TECHNOLOGY     EQUITY      BALANCED      INCOME      SECURITIES    YIELD     MARKET
TECHNIQUE                FUND         FUND        FUND         FUND         FUND         FUND          FUND        FUND      FUND
------------------  -------------  ---------   -----------  ----------  -----------  ------------  -----------  ---------  --------



Common Stock              X            X            X            X           X           X

Preferred Stock           X            X            X            X           X           X                         X

Convertible               X            X            X            X           X           X                         X
Securities

Alternative               X            X            X            X           X           X                         X
Entity Securities




Foreign Securities        X            X            X            X           X           X            X            X            X

Foreign Government                                                           X           X            X            X            X
Obligations

Foreign Exchange          X            X            X            X           X           X            X            X
Transactions



U.S. Government
Obligations

Investment Grade          X            X            X            X
Corporate
Obligations

Liquid Assets             X            X            X            X


Junk
Bonds



U.S. Government                                                              X           X            X            X            X
Obligations

Rule 2a-7                                                                    X           X            X            X            X
Requirements

Foreign Bank                                                                 X           X                         X            X
Obligations

Mortgage-Backed                                                              X           X            X            X
and Asset-Backed
Securities

Collateralized                                                               X
Mortgage
Obligations

Bank Instruments                                                             X           X                                      X

Commercial                                                                   X           X                         X            X
Instruments

Participation                                                                                                                   X


                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES



                                  EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
              FUND

                                    AIM       AIM                                     AIM
                      AIM V.I.      V.I.      V.I.       AIM V.I.      AIM V.I.       V.I.                   AIM V.I.       AIM
SECURITY            AGGRESSIVE     BASIC      BLUE       CAPITAL       CAPITAL        CORE    AIM V.I. DENT   GLOBAL        V.I.
INVESTMENT             GROWTH      VALUE      CHIP     APPRECIATION  DEVELOPMENT     EQUITY    DEMOGRAPHIC   UTILITIES     GROWTH
TECHNIQUE              FUND         FUND      FUND         FUND         FUND          FUND     TRENDS FUND     FUND         FUND
------------------  ----------    --------  ---------  ------------  -----------   ---------- -------------  ---------    --------

Interests

Municipal Lease
Obligations

Investment Grade
Corporate Debt
Obligations

Junk Bonds

                                                                  OTHER INVESTMENTS

REITs                   X            X          X            X            X            X            X            X            X

Other Investment        X            X          X            X            X            X            X            X            X
Companies

Defaulted
Securities

Municipal Forward
Contracts

Variable or
Floating Rate
Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                                                                 INVESTMENT TECHNIQUES

Delayed Delivery        X            X          X            X            X            X            X            X            X
Transactions

When-Issued             X            X          X            X            X            X            X            X            X
Securities

Short Sales             X            X          X            X            X            X            X            X            X

Margin Transactions

Swap Agreements         X            X          X            X            X            X            X            X            X

Interfund Loans         X            X          X            X            X            X            X            X            X

Borrowing               X            X          X            X            X            X            X            X            X

Lending Portfolio       X            X          X            X            X            X            X            X            X
Securities

Repurchase              X            X          X            X            X            X            X            X            X
Agreements



                                                                                       FIXED INCOME FUNDS AND
                          EQUITY FUNDS                                                   MONEY MARKET FUND
-------------------------------------------------------------------   -----------------------------------------------------------
              FUND                   AIM
                                     V.I.
                                     MID
                      AIM V.I.       CAP        AIM V.I.    AIM V.I.                  AIM V.I.      AIM V.I.      V.I.      V.I.
SECURITY           INTERNATIONAL    CORE         NEW       PREMIER       AIM V.I.   DIVERSIFIED   GOVERNMENT     HIGH      MONEY
INVESTMENT            GROWTH       EQUITY    TECHNOLOGY     EQUITY      BALANCED      INCOME      SECURITIES    YIELD     MARKET
TECHNIQUE              FUND         FUND        FUND         FUND         FUND         FUND          FUND        FUND      FUND
------------------ -------------  ---------   -----------  ----------  -----------  ------------  -----------  ---------  --------

Interests

Municipal Lease                                                                                                                 X
Obligations

Investment Grade                                                            X            X                         X            X
Corporate Debt
Obligations

Junk Bonds                                                                               X                         X



REITs                   X            X            X            X            X            X            X            X            X

Other Investment        X            X            X            X            X            X            X            X            X
Companies

Defaulted                                                                                                          X
Securities

Municipal Forward
Contracts

Variable or                                                                 X            X                         X            X
Floating Rate
Instruments

Indexed Securities

Zero-Coupon and                                                             X            X                         X
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments



Delayed Delivery        X            X            X            X            X            X            X            X            X
Transactions

When-Issued             X            X            X            X            X            X            X            X            X
Securities

Short Sales             X            X            X            X            X            X            X            X

Margin Transactions

Swap Agreements         X            X            X            X            X            X

Interfund Loans         X            X            X            X            X            X            X            X            X

Borrowing               X            X            X            X            X            X            X            X            X

Lending Portfolio       X            X            X            X            X            X            X            X            X
Securities

Repurchase              X            X            X            X            X            X            X            X            X
Agreements

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES





                                                           EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
              FUND

                                    AIM       AIM                                     AIM
                      AIM V.I.      V.I.      V.I.       AIM V.I.      AIM V.I.       V.I.                   AIM V.I.       AIM
SECURITY            AGGRESSIVE     BASIC      BLUE       CAPITAL       CAPITAL        CORE    AIM V.I. DENT   GLOBAL        V.I.
INVESTMENT             GROWTH      VALUE      CHIP     APPRECIATION  DEVELOPMENT     EQUITY    DEMOGRAPHIC   UTILITIES     GROWTH
TECHNIQUE              FUND         FUND      FUND         FUND         FUND          FUND     TRENDS FUND     FUND         FUND
------------------  ----------    --------  ---------  ------------  -----------   ---------- -------------  ---------    --------

Reverse Repurchase      X            X          X            X            X            X            X            X            X
Agreements

Dollar Rolls

Illiquid Securities     X            X          X            X            X            X            X            X            X

Rule 144A               X            X          X            X            X            X            X            X            X
Securities

Unseasoned              X            X          X            X            X            X            X            X            X
Securities

Portfolio
Transactions

Sale of Money
Market Securities

Standby Commitments

                                                                                DERIVATIVES

Equity-Linked           X            X          X            X            X            X            X            X            X
Derivatives

Put Options             X            X          X            X            X            X            X            X            X

Call Options            X            X          X            X            X            X            X            X            X

Straddles               X            X          X            X            X            X            X            X            X

Warrants                X            X          X            X            X            X            X            X            X


Futures Contracts       X            X          X            X            X            X            X            X            X
and Options on
Futures Contracts

Forward Currency        X            X          X            X            X            X            X            X            X
Contracts

Cover                   X            X          X            X            X            X            X            X            X


                                                                ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special Situations                                           X

Taxable Municipal
Securities



                                                                                              FIXED INCOME FUNDS AND
                                                                                                MONEY MARKET FUND
---------------------------------------------------------------------   -----------------------------------------------------------
              FUND                    AIM
                                      V.I.
                                      MID                                                                           AIM       AIM
                        AIM V.I.      CAP        AIM V.I.    AIM V.I.                  AIM V.I.      AIM V.I.      V.I.      V.I.
SECURITY            INTERNATIONAL     CORE         NEW       PREMIER       AIM V.I.   DIVERSIFIED   GOVERNMENT     HIGH      MONEY
INVESTMENT              GROWTH       EQUITY    TECHNOLOGY     EQUITY      BALANCED      INCOME      SECURITIES    YIELD     MARKET
TECHNIQUE                FUND         FUND        FUND         FUND         FUND         FUND          FUND        FUND      FUND
------------------  -------------  ---------   -----------  ----------  -----------  ------------  -----------  ---------  --------

Reverse Repurchase        X            X            X            X            X            X            X            X         X
Agreements

Dollar Rolls                                                                  X            X            X

Illiquid Securities       X            X            X            X            X            X            X            X         X

Rule 144A                 X            X            X            X            X            X            X            X         X
Securities

Unseasoned                X            X            X            X            X            X            X            X
Securities

Portfolio
Transactions

Sale of Money
Market Securities

Standby Commitments



Equity-Linked             X            X            X            X            X
Derivatives

Put Options               X            X            X            X            X            X            X            X

Call Options              X            X            X            X            X            X            X            X

Straddles                 X            X            X            X            X            X            X            X

Warrants                  X            X            X            X            X            X            X


Futures Contracts         X            X            X            X            X            X            X            X
and Options on
Futures Contracts

Forward Currency          X            X            X            X            X            X            X
Contracts

Cover                     X            X            X            X            X            X            X            X




Special Situations

Taxable Municipal                                                                                                    X            X
Securities

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective July 1, 2002.

         Risks of Developing Countries. Each Fund (excluding AIM V.I. Money Market Fund) may invest 5%, except that AIM V.I. Dent Demographic Trends Fund may invest 10% and AIM V.I. International Growth Fund may invest 20%, of their respective total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         To the extent that a Fund has the ability to invest in junk bonds, a Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Debt Investments for Fixed Income Funds and Money Market Fund

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

         FOREIGN BANK OBLIGATIONS. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM V.I. Balanced Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Each Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. All variable rate master demand notes acquired by AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

         PARTICIPATION INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. See "Debt Investments for Equity Funds - Investment Grade Corporate Debt" on page 9.

         JUNK BONDS. See "Debt Investments for Equity Funds - Junk Bonds" on page 10.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with its investment objective, a Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds.

         DEFAULTED SECURITIES. AIM V.I. High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

         To the extent a Fund has the ability to invest in Variable or Floating Rate Instruments, the Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, each Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. To the extent that a Fund has the ability to enter into Swap Agreements, a Fund has the ability to enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SALE OF MONEY MARKET SECURITIES. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.

Derivatives

         To the extent a Fund has the ability to invest in Derivatives, the Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked

Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. Each Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such security or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. Each Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Each Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

         TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

Diversification Requirements - AIM V.I. Money Market Fund

         As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

         The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

Fund Policies

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         AIM V.I. Global Utilities Fund is also subject to the following fundamental investment restriction:

         The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which AIM and AIM V.I. Dent Demographic Trends Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33?% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "Advised Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33?% of its total assets and may lend money to another Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         For purposes of AIM V.I. Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

Portfolio Turnover

         The portfolio turnover rate for each of the AIM V.I. Core Equity Fund and the AIM V.I. Dent Demographic Trends Fund increased significantly from the fiscal year ended December 31, 2001 to the fiscal year ended December 31, 2002 because of the economic downturn, and the efforts to reposition the Funds into areas of the market that would respond favorably to a recovering economy.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth
H. Quigley. The Audit Committee is responsible for: (i) the appointment compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-auditor services that are provided to each Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Carl Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee on Directors/Trustees held five meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

TRUSTEE OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees in all AIM Funds is set forth in Appendix B.

FACTORS CONSIDERED IN RENEWING INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of the AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of their assets and relationship to contractual limitations; any fee waivers (or payments of fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") and H.S. Dent Advisors, Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to AIM V.I. Dent Demographic Trends Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at the Advisor's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                         FUND NAME                                 NET ASSETS                       ANNUAL RATE
                         ---------                                 ----------                       -----------
AIM V.I. Aggressive Growth Fund                              First $150 million                          0.80%
                                                             Amount over $150 million                    0.625%

AIM V.I. Balanced Fund                                       First $150 million                          0.75%
                                                             Amount over $150 million                    0.50%

AIM V.I. Basic Value Fund                                    First $500 million                          0.725%
AIM V.I. Mid Cap Core Equity Fund                            Next $500 million                           0.700%
                                                             Next $500 million                           0.675%
                                                             Amount over $1.5 billion                    0.65%

AIM V.I. Blue Chip Fund                                      First $350 million                          0.75%
AIM V.I. Capital Development Fund                            Amount over $350 million                    0.625%

AIM V.I. Capital Appreciation Fund                           First $250 million                          0.65%
AIM V.I. Core Equity Fund                                    Amount over $250 million                    0.60%
AIM V.I. Global Utilities Fund
AIM V.I. Growth Fund
AIM V.I. Premier Equity Fund

AIM V.I. Dent Demographic Trends Fund                        First $2 billion                            0.85%
                                                             Amount over $2 billion                      0.80%

AIM V.I. Diversified Income Fund                             First $250 million                          0.60%
                                                             Amount over $250 million                    0.55%

AIM V.I. Government Securities Fund                          First $250 million                          0.50%
                                                             Amount over $250 million                    0.45%

AIM V.I. High Yield Fund                                     First $200 million                          0.625%
                                                             Next $300 million                           0.55%
                                                             Next $500 million                           0.50%
                                                             Amount over $1 billion                      0.45%

                         FUND NAME                                 NET ASSETS                       ANNUAL RATE
                         ---------                                 ----------                       -----------
AIM V.I. International Growth Fund                           First $250 million                          0.75%
                                                             Amount over $250 million                    0.70%

AIM V.I. Money Market Fund                                   First $250 million                          0.40%
                                                             Amount over $250 million                    0.35%

AIM V.I. New Technology Fund                                 All Assets                                  1.00%


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

AIM has voluntarily agreed to waive a portion of advisory fees payable to each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.

         AIM has contractually agreed through December 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Series I shares of each of AIM V.I. Blue Chip Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Global Utilities Fund, AIM V.I. High Yield Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. New Technology Fund to the extent necessary to limit the total operating expenses of each series to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

INVESTMENT SUB-ADVISOR

         AIM has entered into a Sub-Advisory contract with H.S. Dent Advisors, Inc. ("Dent") (H.S. Dent Advisors, Inc. a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Dent Demographic Trends Fund.

         Dent is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Dent's responsibilities include providing the Fund's with macroeconomic and sector research, along with investment and market capitalization recommendations analyzing global economic trends

         For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM V.I. Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

         CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of AIM V.I. Money Market Fund.

         The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA, 19103, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Foley & Lardner, Washington, D.C., has advised the Trust on certain federal securities law matters.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

         Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.

BROKERAGE TRANSACTIONS

         AIM or the subadvisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Purchases and sales of portfolio securities for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31, are found in Appendix G.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

          AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

         Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                        PURCHASE AND REDEMPTION OF SHARES

         The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value

         The net asset value per share (or share price) of each Series of each of the Funds will be determined as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Valuation of Investments of All Funds Except AIM V.I. Money Market Fund

         Among other items, each Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers and in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

Valuation of AIM V.I. Money Market Fund's Investments.

         AIM V.I. Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Trust can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         For AIM V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Trustees has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of the customary trading session on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Trust. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished based upon quotes furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:

                                                                         DIVIDENDS             DIVIDENDS
                                                                          DECLARED                PAID
                                                                         ---------             ---------
         AIM V.I. Aggressive Growth Fund ................................ annually              annually
         AIM V.I. Balanced Fund ......................................... annually              annually
         AIM V.I. Basic Value Fund....................................... annually              annually
         AIM V.I. Blue Chip Fund ........................................ annually              annually
         AIM V.I. Capital Appreciation Fund ............................. annually              annually
         AIM V.I. Capital Development Fund .............................. annually              annually
         AIM V.I. Core Equity Fund ...................................... annually              annually
         AIM V.I. Dent Demographic Trends Fund........................... annually              annually
         AIM V.I. Diversified Income Fund ............................... annually              annually
         AIM V.I. Global Utilities Fund ................................. annually              annually
         AIM V.I. Government Securities Fund ............................ annually              annually
         AIM V.I. Growth Fund ........................................... annually              annually
         AIM V.I. High Yield Fund ....................................... annually              annually
         AIM V.I. International Growth Fund ............................. annually              annually
         AIM V.I. Mid Cap Core Equity Fund............................... annually              annually
         AIM V.I. Money Market Fund .....................................    daily              monthly
         AIM V.I. New Technology Fund.................................... annually              annually
         AIM V.I. Premier Equity Fund ................................... annually              annually

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gain by the end of each taxable year to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         AIM V.I. Money Market Fund declares net investment income dividends daily and pays net investment income dividends monthly and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gain, if any, more frequently.

         A dividend or distribution paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of AIM V.I. Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of AIM V.I. Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other
RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

         The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through December 31, 2004, to reimburse Rule 12b-1 distribution plan fees for Series II shares of each of AIM V.I. Blue Chip Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Global Utilities Fund, AIM V.I. High Yield Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. New Technology Fund to the extent necessary to limit Series II total annual fund operating expenses to 1.45%.

         Each Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2002.

         As required by Rule 12b-1, the Plan and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

         A restated or blended performance calculation may be used to derive the following for all Funds, except AIM V.I. Money Market Fund: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive the following for AIM V.I. Money Market Fund: (i) non-standardized average annual total returns over a stated period, and (ii) non-standardized cumulative total returns over a stated period.

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where       P       =      a hypothetical initial payment of $1,000;

            T       =      average annual total return (assuming the applicable
                           maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods);

            n       =      number of years; and

            ERV     =      ending redeemable value of a hypothetical $1,000
                           payment at the end of the 1, 5, or 10 year periods
                           (or fractional portion of such period).

The cumulative total returns for each Fund, with respect to its Series I shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix K.

Yield Quotation

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =      dividends and interest earned during a stated 30-day
                           period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);

               b   =       expenses accrued during period (net of
                           reimbursements);

               c   =       the average daily number of shares outstanding during
                           the period that were entitled to receive dividends;
                           and

               d   =       the maximum offering price per share on the last day
                           of the period.

         The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:

                           Y = (V1 - V2)    x        365
                               ---------             ---
                                     V2               7

         Where       Y    =    annualized yield;

                     V0   =    the value of a hypothetical pre-existing
                               account in the Fund having a balance of one share at the beginning of a stated seven-day period; and

                     V1   =    the value of such an account at the end of the
                               stated period.

         The standard formula for calculating effective annualized yield for the Fund is as follows:


                                      365/7
                           EY = (Y + 1)     - 1

         Where       EY   =    effective annualized yield; and

                     Y    =    annualized yield, as determined above.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. For a fund with a small asset base, any investment such Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                      Society of CLU & ChFC            Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Balanced Fund Index                           Russell 2000(R) Index
         Lipper European Fund Index                           Russell 3000(R) Index
         Lipper Global Fund Index                             Russell 3000 Growth Index
         Lipper Utilities Fund Index                          Lehman Aggregate Bond Index
         Lipper International Fund Index                      Dow Jones Global Utilities Index
         Lipper Multi Cap Core Fund Index                     MSCI All Country World Index
         Lipper Multi Cap Growth Fund Index                   MSCI EAFE Index
         Lipper Science & Technology Fund Index               MSCI Europe Index
         Lipper Small Cap Core Fund Index                     PSE Tech 100 Index
         Lipper Small Cap Growth Fund Index                   Standard & Poor's 500 Index
         Lipper Large Cap Core Fund Index                     Wilshire 5000 Index
         Russell 1000 Index                                   NASDAQ Index
         Russell 1000 Value Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time, AIM V.I. Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ` B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                              As of January 1, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.


                                  TRUSTEE
 NAME, YEAR OF BIRTH AND           AND/OR
POSITION(s) HELD WITH THE         OFFICER                                                               OTHER DIRECTORSHIP(s)
          TRUST                    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                HELD BY TRUSTEE
-------------------------         -------       -------------------------------------------             ---------------------
INTERESTED PERSONS

                                   1993      Director and Chairman, A I M Management Group                 None
Robert H. Graham(1) --  1946                 Inc. (financial services holding company); and
Trustee, Chairman and President              Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC- AIM
                                             Division (parent of AIM and a
                                             global investment management firm);

                                             Formerly; President and Chief
                                             Executive Officer, A I M Management
                                             Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director and Chairman, A I M
                                             Capital Management, Inc.
                                             (registered investment advisor); A
                                             I M Distributors, Inc. (registered
                                             broker dealer), A I M Fund
                                             Services, Inc. (registered transfer
                                             agent), and Fund Management Company
                                             (registered broker dealer); and
                                             Chief Executive Officer, AMVESCAP
                                             PLC - Managed Products (Parent of
                                             AIM)

                                   2003      Director, President and Chief Executive Officer,              Director, Chairman,
Mark H. Williamson(2) -- 1951                A I M Management Group Inc. (financial services               President and Chief
Trustee and Executive Vice                   holding company); Director, Chairman and                      Executive Officer,
President                                    President, A I M Advisors, Inc. (registered                   INVESCO Bond Funds,
                                             investment advisor); Director, A I M Capital                  Inc.; INVESCO
                                             Management Inc. (registered investment advisor)               Combination Stock &
                                             and A I M Distributors, Inc. (registered broker               Bond Funds, Inc.;
                                             dealer), Director and Chairman, A I M Fund                    INVESCO Counselor
                                             Services, Inc. (registered transfer agent), and               Series Funds, Inc.;
                                             Fund Management Company (registered broker                    INVESCO Global &
                                             dealer); and Chief Executive Officer, AMVESCAP                International Funds,
                                             PLC - AIM Division (parent of AIM and a global                Inc.; INVESCO Manager
                                             investment management firm);                                  Series Funds, Inc.;
                                                                                                           INVESCO Money Market
                                             Formerly; Director, Chairman and Chief Executive              Funds, Inc.; INVESCO
                                             Officer, INVESCO Funds Group, Inc.; and Chief                 Sector Funds, Inc.;
                                             Executive Officer, AMVESCAP PLC - Managed                     INVESCO Stock Funds,
                                             Products                                                      Inc.; INVESCO
                                                                                                           Treasurer's Series
                                                                                                           Funds, Inc. and INVESCO
                                                                                                           Variable Investment
                                                                                                           Funds, Inc.


----------

1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

                                  TRUSTEE
 NAME, YEAR OF BIRTH AND           AND/OR
POSITION(s) HELD WITH THE         OFFICER                                                               OTHER DIRECTORSHIP(s)
          TRUST                    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                HELD BY TRUSTEE
-------------------------         -------       -------------------------------------------             ---------------------
INDEPENDENT TRUSTEES


                                   2001      Of Counsel, law firm of Baker & McKenzie                      Badgley Funds, Inc.
Frank S. Bayley -- 1939                                                                                    (registered investment
Trustee                                                                                                    company)


                                   1993      Chairman, Crockett Technology Associates                      ACE Limited (insurance
Bruce L. Crockett -- 1944                    (technology consulting company)                               company); and Captaris,
Trustee                                                                                                    Inc. (unified messaging
                                                                                                           provider)

                                   2000      Director, Magellan Insurance Company; Member of               Cortland Trust, Inc.
Albert R. Dowden --  1941                    Advisory Board of Rotary Power International                  (registered investment
Trustee                                      (designer, manufacturer, and seller of rotary                 company)
                                             power engines); and Director, The
                                             Boss Group (private equity group);

                                             Formerly; Director, President and
                                             Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior
                                             Vice President, AB Volvo and
                                             director of various affiliated
                                             Volvo companies


                                   1998      Formerly; Chairman, Mercantile Mortgage Corp.;                None
Edward K. Dunn, Jr. -- 1935                  President and  Chief Operating Officer,
Trustee                                      Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.


                                   1997      Chief Executive Officer, Twenty First Century                 Administaff
Jack M. Fields -- 1952                       Group, Inc. (government affairs company) and
Trustee                                      Texana Timber LP



                                   1993      Partner, law firm of Kramer Levin Naftalis and                Cortland Trust, Inc.
Carl Frischling -- 1937                      Frankel LLP                                                   (registered investment
Trustee                                                                                                    company)


                                   1998      Formerly; Chief Executive Officer, YWCA of the                None
Prema Mathai-Davis -- 1950                   USA
Trustee


                                   1993      Partner, law firm of Pennock & Cooper                         None
Lewis F. Pennock -- 1942
Trustee


                                   2001      Retired                                                       None
Ruth H. Quigley -- 1935
Trustee

                                  TRUSTEE
 NAME, YEAR OF BIRTH AND           AND/OR
POSITION(s) HELD WITH THE         OFFICER                                                               OTHER DIRECTORSHIP(s)
          TRUST                    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                HELD BY TRUSTEE
-------------------------         -------       -------------------------------------------             ---------------------
INDEPENDENT TRUSTEES


                                   1993      Executive Vice President, Development and                     None
Louis S. Sklar -- 1939                       Operations, Hines Interests Limited Partnership
Trustee                                      (real estate development company)

OTHER OFFICERS


                                   2003      Director, Senior Vice President and General                   N/A
Kevin M. Carome(3) -- 1956                   Counsel, A I M Management Group Inc. (financial
Senior Vice President                        services holding company) and A I M Advisors,
                                             Inc.; and Vice President, A I M Capital
                                             Management, Inc., A I M Distributors, Inc. and A
                                             I M Fund Services; Director, Vice President and
                                             General Counsel, Fund Management Company

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC


                                   1993      Director, Chairman and Director of Investments,               N/A
Gary T. Crum(4) -- 1947                      A I M Capital Management, Inc.; Director and
Senior Vice President                        Executive Vice President, A I M Management Group
                                             Inc.; Director and Senior Vice President, A I M
                                             Advisors, Inc.; and Director, A I M
                                             Distributors, Inc. and AMVESCAP PLC;

                                             Formerly; Chief Executive Officer and President,
                                             A I M Capital Management, Inc.

                                   1993      Managing Director and Chief Fixed Income                      N/A
Robert G. Alley -- 1948                      Officer, A I M Capital Management, Inc.; and
Vice President                               Vice President, A I M Advisors, Inc.


                                   1993      Managing Director and Chief Research Officer -                N/A
Stuart W. Coco -- 1955                       Fixed Income,, A I M Capital Management, Inc.;
Vice President                               and Vice President, A I M Advisors, Inc.


                                   1993      Vice President and Chief Compliance Officer, A I              N/A
Melville B. Cox -- 1943                      M Advisors, Inc. and A I M Capital Management,
Vice President                               Inc.; and Vice President, A I M Fund Services,
                                             Inc.


----------

3        Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

4        Information is current as of January 10, 2003.

                                  TRUSTEE
 NAME, YEAR OF BIRTH AND           AND/OR
POSITION(s) HELD WITH THE         OFFICER                                                               OTHER DIRECTORSHIP(s)
          TRUST                    SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                HELD BY TRUSTEE
-------------------------         -------       -------------------------------------------             ---------------------

                                   1993      Managing Director and Chief Cash Management                   N/A
Karen Dunn Kelley -- 1960                    Officer, A I M Capital Management, Inc.;
Vice President                               Director and President, Fund Management Company;
                                             and Vice President, A I M Advisors, Inc.


                                   1999      Vice President, A I M Advisors, Inc.; and                     N/A
Edgar M. Larsen(4) -- 1940                   President, Chief Executive Officer and Chief
Vice President                               Investment Officer, A I M Capital Management,
                                             Inc.

OTHER OFFICERS


                                   1993      Vice President and Fund Treasurer, A I M                      N/A
Dana R. Sutton -- 1959                       Advisors, Inc.
Vice President and Treasurer


                                   2003      Vice President, A I M Advisors, Inc.; and Vice                N/A
Nancy L. Martin(5) -- 1957                   President and General Counsel, A I M Capital
Secretary                                    Management, Inc.


-------------
4     Information is current as of January 10, 2003.
5     Ms Martin became Secretary of the Trust on April 1, 2003.

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2002


                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                           DOLLAR RANGE OF EQUITY SECURITIES       INVESTMENT COMPANIES OVERSEEN BY
    NAME OF TRUSTEE                                    PER FUND(1)                TRUSTEE IN THE AIM FAMILY OF FUNDS(R)
    ---------------                        ---------------------------------      -------------------------------------
Robert H. Graham                                          -0-                               Over $100,000

Mark H. Williamson                                        -0-                             $10,001 - $50,000

Frank S. Bayley                                           -0-                             $10,001 - $50,000

Bruce L. Crockett                                         -0-                               $1 - $10,000

Albert R. Dowden                                          -0-                            $50,001 - $100,000

Edward K. Dunn, Jr.                                       -0-                             Over $100,000(6)

Jack M. Fields                                            -0-                             Over $100,000(6)

Carl Frischling                                           -0-                             Over $100,000(6)

Prema Mathai-Davis                                        -0-                             Over $100,000(6)

Lewis F. Pennock                                          -0-                            $50,001 - $100,000

Ruth H. Quigley                                           -0-                               $1 - $10,000

Louis S. Sklar                                            -0-                             Over $100,000(6)

(1)  During the above period, no Trustee had any equity securities in the Funds.





----------

6 Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2002:


                                                              RETIREMENT
                                            AGGREGATE          BENEFITS          ESTIMATED            TOTAL
                                        COMPENSATION FROM       ACCRUED       ANNUAL BENEFITS      COMPENSATION
                                               THE              BY ALL              UPON           FROM ALL AIM
                 TRUSTEE                     TRUST(1)        AIM FUNDS(2)      Retirement(3)         FUNDS(4)
                 -------                -----------------    ------------     ---------------      ------------
   Frank S. Bayley                      $       18,970      $     142,800    $         90,000      $      150,000

   Bruce L. Crockett                            18,846             50,132              90,000             149,000

   Albert R. Dowden                             18,970             57,955              90,000             150,000

   Edward K. Dunn, Jr.                          18,846             94,149              90,000             149,000

   Jack M. Fields                               18,970             29,153              90,000             153,000

   Carl Frischling(5)                           18,970             74,511              90,000             150,000

   Prema Mathai-Davis                           18,970             33,931              90,000             150,000

   Lewis F. Pennock                             19,482             54,802              90,000             154,000

   Ruth H. Quigley                              18,970            142,502              90,000             153,000

   Louis S. Sklar                               19,358             78,500              90,000             153,000

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $ 83,924.

(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $ 36,489.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.

(5) During the fiscal year ended December 31, 2002, the Trust paid $ 58,956 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES

         The Proxy Voting Policies applicable to each Fund follow:

REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o        Management's track record;

                  o        Portfolio manager's assessment;

                  o        Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o        Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                   o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 15, 2003.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                             SERIES I                SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCT                               42.25%*                   N/A
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0000

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200                                                22.27%                    N/A
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                               N/A                     44.48%
VERNON HILLS IL   60061-1553

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                         14.66%                    N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

MINNESOTA LIFE INSURANCE CO.
ATTN  A6-5216                                                  N/A                     45.35%
400 ROBERT ST N
ST PAUL MN  55101-2015

PAUL IANNELLI
3900 BURGESS PLACE                                             N/A                     5.03%
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                             SERIES I                SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
SAFECO LIFE INSURANCE COMPANY
ATTN MICHAEL ZHANG                                             7.88%                    N/A
4854 154TH PLACE NE
REDMOND WA  98052-9664

AIM V.I. BALANCED FUND

                                                             SERIES I                SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                                                 5.86%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                               N/A                    7.77%
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           57.05%*                   N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPVL ACCOUNT                                           6.05%                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                                N/A                    63.09%
VERNON HILLS IL  60061-1533

MINNESOTA LIFE INSURANCE CO
ATTN A6-5216                                                    N/A                    16.74%
400 ROBERT ST N
ST PAUL MN  55101-2015

TRANSAMERICA LIFE INSURANCE CO
ATTN FMD ACCTG MS 4410                                          N/A                    12.40%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IOWA 52499

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BALANCED FUND

                                                             SERIES I                SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
UNION CENTRAL LIFE INSURANCE
FBO VARIABLE UNIVERSAL LIFE
ATTN ROBERTA UJVARY                                          13.46%                      N/A
PO BOX 40888
CINCINNATI OH  45240-0000


AIM V.I. BASIC VALUE FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN:  LYNNE MCENTEGART SEP ACCOUNT                             N/A                    45.59%
440 LINCOLN STSREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                            9.32%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                          64.61%*                    N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                           14.94%                    N/A
PO BOX 2999
HARTFORD CT  06104-2999

NATIONWIDE INSURANCE COMPANY NWVA7
C/O IPO PORTFOLIO ACCOUNTING                                    N/A                     5.70%
PO BOX 182029
COLUMBUS OH  43218-2029

TRANSAMERICA LIFE INSURANCE CO
LANDMARK
ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                     27.19%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BASIC VALUE FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                    10.26%
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001

AIM V.I. BLUE CHIP FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN: LYNNE MCENTEGART SEP ACCOUNT                              26.64%*                  N/A
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0000

ALLSTATE LIFE OF NEW YORK
3100 SANDERS  ROAD                                                N/A                   21.73%
NORTHBROOK IL  60061-7155

ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                                                   7.25%                   N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                             25.25%*                  N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                                  N/A                   76.37%
VERNON HILLS IL  60061-1533

HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                            7.29%                   N/A
P.O. BOX 2999
HARTFORD CT  06104-2999


----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BLUE CHIP FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN:  DAVE TEN BROECK                                       25.13%*                    N/A
PO BOX 2999
HARTFORD CT  06104-2999


AIM V.I. CAPITAL APPRECIATION FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                   11.45%                     N/A
300 N MILWAUKEE AVE STE AN2N
VERNON HILLS IL  60061-1533

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                            5.97%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                              5.16%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                              9.11%                     N/A
MINNEAPOLIS MN  55440

IDS LIFE INSURANCE CO
222 AXP FINANCIAL CENTER                                          N/A                    52.16%
MINNEAPOLIS MN  55474-0002

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                   13.66%                     N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                               11.97%                     N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL APPRECIATION FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------

TRANSAMERICA LIFE INSURANCE CO.
LANDMARK
ATTN  MFD OPERATIONAL ACCOUNTING                               N/A                    19.20%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                     6.71%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001


AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
                                                                N/A                    18.50%
ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
ATTN:  LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           18.09%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                           69.34%*                    N/A
MINNEAPOLIS MN  55440

IDS LIFE INSURANCE CO RAVA
222 AXP FINANCIAL CENTER                                        N/A                    69.10%
MINNEAPOLIS MN  55474-0002


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CORE EQUITY FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
GLENBROOK LIFE & ANNUIT6Y CO
300 N. MILWAUKEE AVE  STE AN2N                                  N/A                     6.64%
VERNON HILLS IL  60061-1533

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                          58.46%*                    N/A
MINNEAPOLIS MN  55410

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                 7.95%                     N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

PRUDENTIAL INSURANCE CO OF AMERICA
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                                   6.45%                     N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                                       N/A                    68.27%
STAMFORD CT  06901-0000

SUN LIFE FINANCIAL
P.O. BOX 9137                                                  N/A                     9.57%
WELLESLEY HILLS MA  02481-9137

TRANSAMERICA LIFE INSURANCE CO
RIB II
ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                     8.58%
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001


AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
                                                              29.04%*                    N/A
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200
PALATINE IL  60094-4200



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------

GOLDEN AMERICAN LIFE INSURANCE CO
1475 DUNWOODY DRIVE                                             N/A                    98.66%*
WEST CHESTER, PA 19380-1478

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                         18.93%                     N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

RELIASTAR LIFE INSURANCE CO
FBO SELECT LIFE 2/3                                           24.25%                     N/A
RTE 5106 PO BOX 20
MINNEAPOLIS MN  55440-0020


AIM V.I. DIVERSIFIED INCOME FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                  25.99%*                 N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                              N/A                    20.54%
NORTHBROOK IL  60062-7155

AMERICAN GENERAL ANNUITY
ATTN CHRIS BOUMAN                                             5.12%                     N/A
205 E 10TH ST
AMARILLO TX  79101-3507

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                                       7.43%                     N/A
13045 TESSON FERRY RD
ST LOUIS MO  63128-3499

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          25.46%*                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DIVERSIFIED INCOME FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
GLENBROOK LIFE & ANNUITY CO
VA1 AND SPV L ACCOUNT                                        19.25%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                              N/A                    79.46%
VERNON HILLS IL  60061-1553

AIM V.I. GLOBAL UTILITIES FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
                                                              21.62%                     N/A
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                               N/A                    24.18%
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           32.08%*                   N/A
3100 SANDERS RD
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                         19.54%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                    65.40%
VERNON HILLS IL  60061-1533

GUARDIAN INSURANCE & ANNUITY CO
ATTN EQUITY ACCOUNTING DEPT 3-S-18                            14.05%                     N/A
3900 BURGESS PL
BETHLEHEM PA  18017-9097



----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GLOBAL UTILITIES FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                                 N/A                     8.08%
STE 302
STAMFORD CT  06901-3539


AIM V.I. GOVERNMENT SECURITIES FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE IN OF NEW YORK
3100 SANDERS ROAD                                               N/A                    19.96%
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                            9.68%                     N/A
3100 SANDERS RD
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N                                  N/A                    11.28%
VERNON HILLS IL  60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                          43.27%*                      N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                         11.16%                     N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                              N/A                     5.83%
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                                        N/A                    21.69%
STAMFORD CT  06901-3539


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
SECURITY LIFE OF DENVER
VARIABLE OPERATIONS                                            6.19%                     N/A
1290 BROADWAY
DENVER CO  80203-2122

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                              N/A                    19.52%
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                    21.18%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499


AIM V.I. GROWTH FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                 11.97%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           11.13%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                          6.80%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N                                  N/A                     6.25%
VERNON HILLS IL  60061-1533

GOLDEN AMERICAN LIFE INSURANCE COMPANY
1475 DUNWOODY DRIVE                                             N/A                    30.75%
WEST CHESTER PA  19380

AIM V.I. GROWTH FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                 12.41%                     N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN  KAREN GERKA                                             11.88%                     N/A
1300 CLINTON ST
MAIL STOP 4CO1
FORT WAYNE IL  46802-3518

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                                 9.00%                     N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481-9134

SUN LIFE FINANCIAL
P.O. BOX 9137                                                   N/A                     7.48%
WELLESLEY HILLS MA  02481-9137

THE LINCOLN NATIONAL LIFE INS CO.
ATTN  SHIRLEY SMITH                                             N/A                    43.67%
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-0000

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                               6.86%                     N/A
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499


AIM V.I. HIGH YIELD FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLMERICA FINANCIAL LIFE INS
ATTN: LYNNE MCENTEGART                                          6.62%                     N/A
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0001

ALLSTATE LIFE INSURANCE CO ATTN FINANCIAL
CONTROL-CIGNA                                                  7.81%                     N/A
P.O. BOX 94200
PALATINE IL 60094-4200

AIM V.I. HIGH YIELD FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                               N/A                     8.03%
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                          42.96%*                      N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                          8.48%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
GLAC MULTI-MANAGER ACCOUNT                                     5.45%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                    91.97%*
VERNON HILLS IL  60061-1533

HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT 2
ATTN DAVID TEN BROECK                                         24.47%                     N/A
PO BOX 2999
HARTFORD CT  06104-2999


AIM V.I. INTERNATIONAL GROWTH FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO.
ATTN:  FINANCIAL CONTROL-CIGNA                                14.38%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                          7.89%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                            7.73%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                    27.79%
VERNON HILLS IL  60061-1533

KEYPORT LIFE INSURANCE COMPANY
125 HIGH STREET                                                9.13%                     N/A
BOSTON MA  02110-2704

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                         8.39%                     N/A
FORT WAYNE IN  46802-3506

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                          N/A                    41.53%
FORT WAYNE IN  46802-3506

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                              6.98%                     N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                                 N/A                    11.60%
STE 302
STAMFORD CT  06901-3539

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                                 9.83%                     N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481

SUN LIFE FINANCIAL
P.O. BOX 9137                                                   N/A                    12.66%
WELLESLEY HILLS MA  02481-9137

AIM V.I. MID CAP CORE EQUITY FUND

                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
                                                                N/A                    33.74%**
A I M ADVISORS INC
ATTN: DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919
HOUSTON TX  77046-1173

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                            7.49%                     N/A
P.O. BOX 94200
NORTHBROOK IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                     47.04%
VERNON HILLS IL  60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                          68.61%*                    N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                          15.36%                     N/A
PO BOX 2999
HARTFORD CT  06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                              N/A                     7.14%
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                     9.33%
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499

----------
**       Owned of record and beneficially (such as A I M Advisors, Inc.)

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MONEY MARKET FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                 29.54%*                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                               N/A                    26.65%
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           39.88%*                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                         20.03%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                    73.35%
VERNON HILLS IL  60061-1533



AIM V.I. NEW TECHNOLOGY FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO OF NEW YORK
NY PROPRIETARY                                                 5.33%                     N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                               N/A                    20.89%
NORTHBROOK IL  60062-7155

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                                       49.55%*                    N/A
13045 TESSON FERRY RD
ST LOUIS MO  63128-3499

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. NEW TECHNOLOGY FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                           33.66%*                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                    79.10%
VERNON HILLS IL  60061-1533


AIM V.I. PREMIER EQUITY FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA                                   7.15%                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
COVA VARIABLE ANNUITY ACCT ONE
ATTN  STACIE GANNON                                              N/A                    6.07%
P.O. BOX 295
DES MOINES IA  50301-0295

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                             5.29%                    N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                                   6.64%                    N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN  KAREN GERKE                                               5.20%                    N/A
1300 CLINTON STREET MAIL STOP 4C01
FORT WAYNE IN  46802-3518

MERRILL LYNCH PIERCE FENNER & SMITH
FBO THE SOLE BENEFIT OF CUSTOMERS                               16.00%                   N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

AIM V.I. PREMIER EQUITY FUND


                                                             SERIES I                 SERIES II
                                                              SHARES                   SHARES
                                                         PERCENTAGE OWNED         PERCENTAGE OWNED
NAME AND ADDRESS OF                                             OF                       OF
PRINCIPAL HOLDER                                              RECORD                   RECORD
-------------------                                     ------------------        ----------------
NATIONWIDE INSURANCE COMPANY
NWVA7
C/O IPO PORTFOLIO ACCOUNTING                                    N/A                     8.25%
P.O. BOX 182029
COLUMBUS OH  43218-2029

NATIONWIDE INSURANCE COMPANY
NWVA9
C/O IPO PORTFOLIO ACCOUNTING                                    N/A                     6.86%
P.O. BOX 182029
COLUMBUS OH  43218-2029

PRUDENTIAL INSURANCE CO IF AMER
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                                   11.97%                     N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                                 N/A                    15.13%
STE 302
STAMFORD CT  06901-3539

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                              N/A                    44.00%
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

MANAGEMENT OWNERSHIP

As of April 15, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

FUND NAME                            2002                                      2001
---------           ---------------------------------------   ---------------------------------------
                                                    NET                                       NET
                    MANAGEMENT    MANAGEMENT     MANAGEMENT   MANAGEMENT    MANAGEMENT     MANAGEMENT
                    FEE PAYABLE   FEE WAIVERS     FEE PAID    FEE PAYABLE   FEE WAIVERS     FEE PAID
                    -----------   -----------   -----------   -----------   -----------   -----------
AIM V.I.
Aggressive Growth
Fund                $   940,465   $     1,006   $   939,459   $   871,609   $       436   $   871,173

AIM V.I. Balanced
Fund                    706,989         1,275       705,714       712,273           685       711,588

AIM V.I. Basic
Value Fund*             665,840           909       664,931        18,656        18,656           -0-

AIM V.I. Blue
Chip Fund**             486,916           602       486,314       328,003           205       327,798

AIM V.I. Capital
Appreciation Fund     5,887,471         6,569     5,880,902     7,575,407         4,991     7,570,416

AIM V.I. Capital
Development Fund        703,517         1,117       702,400       640,839           488       640,351

AIM V.I. Core
Equity Fund           9,986,065        26,617     9,959,448    12,782,607         4,952    12,777,655

AIM V.I. Dent
Demographic
Trends Fund**           346,076        50,928       295,148       324,199        21,814       302,385

AIM V.I
Diversified
Income Fund             446,474           294       446,180       495,418           100       495,318

FUND NAME                            2000
---------           ---------------------------------------
                                                    NET
                    MANAGEMENT    MANAGEMENT     MANAGEMENT
                    FEE PAYABLE   FEE WAIVERS     FEE PAID
                    -----------   -----------   -----------
AIM V.I.
Aggressive Growth
Fund                $   403,570   $    50,479   $   353,091

AIM V.I. Balanced
Fund                    520,878           -0-       520,878

AIM V.I. Basic
Value Fund*                 N/A           N/A           N/A

AIM V.I. Blue
Chip Fund**              82,552        82,552           -0-

AIM V.I. Capital
Appreciation Fund     8,988,195           -0-     8,988,195

AIM V.I. Capital
Development Fund        298,327        76,606       221,721

AIM V.I. Core
Equity Fund          16,262,897           -0-    16,262,897

AIM V.I. Dent
Demographic
Trends Fund**           176,047        47,600       128,447

AIM V.I
Diversified
Income Fund             546,264           -0-       546,264


*    Commenced operations on September 10, 2001.

FUND NAME                              2002                                      2001
---------             ---------------------------------------   ---------------------------------------
                                                      NET                                       NET
                      MANAGEMENT    MANAGEMENT     MANAGEMENT   MANAGEMENT    MANAGEMENT     MANAGEMENT
                      FEE PAYABLE   FEE WAIVERS     FEE PAID    FEE PAYABLE   FEE WAIVERS     FEE PAID
                      -----------   -----------   -----------   -----------   -----------   -----------
AIM V.I. Global
Utilities Fund            180,490           509       179,981   $   290,385   $       357   $   290,028

AIM V.I. Government
Securities Fund         1,298,875         7,105     1,291,770       731,079         1,957       729,122

AIM V.I. Growth
Fund                    2,944,558         3,467     2,941,091     4,174,059         3,371     4,170,688

AIM V.I. High Yield
Fund                      167,345           157       167,188       181,308        24,082       157,226

AIM V.I
International
Growth Fund             2,402,352         5,019     2,397,333     2,869,778         1,910     2,867,868

AIM V.I. Mid Cap
Core Equity Fund*         253,827           873       252,954         9,869         9,869           -0-

AIM V.I. Money
Market Fund               509,205           -0-       509,205       443,514           -0-       443,514

AIM V.I. New
Technology Fund           216,332        87,975       128,357       408,471        51,975       356,496

AIM V.I. Premier
Equity Fund            12,074,846        22,903    12,051,943    15,665,367        17,692    15,647,675

FUND NAME                              2000
---------             ---------------------------------------
                                                      NET
                      MANAGEMENT    MANAGEMENT     MANAGEMENT
                      FEE PAYABLE   FEE WAIVERS     FEE PAID
                      -----------   -----------   -----------
AIM V.I. Global
Utilities Fund        $   307,312           -0-   $   307,312

AIM V.I. Government
Securities Fund           358,276           -0-       358,276

AIM V.I. Growth
Fund                    5,604,879           -0-     5,604,879

AIM V.I. High Yield
Fund                      172,669        16,986       155,683

AIM V.I
International
Growth Fund             3,372,955           -0-     3,372,955

AIM V.I. Mid Cap
Core Equity Fund*             N/A           N/A           N/A

AIM V.I. Money
Market Fund               303,297           -0-       303,297

AIM V.I. New
Technology Fund         1,024,453           -0-     1,024,453

AIM V.I. Premier
Equity Fund            16,526,917           -0-    16,526,917

*    Commenced operations on September 10, 2001.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:

FUND NAME                                  2002           2001           2000
---------                               ----------     ----------     ----------
AIM V.I. Aggressive
Growth Fund                             $  330,519     $   50,000     $   50,000

AIM V.I. Balanced Fund                     270,132         50,000         50,000

AIM V.I. Basic Value Fund*                 261,045         15,616            N/A

AIM V.I. Blue Chip Fund**                  207,856         50,000         50,000

AIM V.I. Capital
Appreciation Fund                        1,965,766        148,044        130,011

AIM V.I. Capital
Development Fund                           275,694         50,000         50,000

AIM V.I. Core Equity Fund                2,744,082        200,301        169,439

AIM V.I. Dent Demographic
Trends Fund**                              146,671         50,000         50,000

AIM V.I. Diversified
Income Fund                                157,854         50,000         50,000

AIM V.I. Global Utilities
Fund                                        93,944         50,000         50,000

AIM V.I. Government
Securities Fund                            614,299         50,000         50,000

AIM V.I. Growth Fund                     1,057,818        112,079        112,857

AIM V.I. High Yield Fund                   117,619         50,000         50,137

AIM V.I. International
Growth Fund                                713,741         81,244         92,799

AIM V.I. Mid Cap Core
Equity Fund*                               125,138         15,616            N/A

AIM V.I. Money Market Fund                 262,888         50,000         50,000

AIM V.I. New Technology Fund               101,610         50,000         50,000

AIM V.I. Premier Equity Fund             4,279,991        235,436        167,010

* Commenced operations on September 10, 2001.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years were as follows:

                  FUND                         2002         2001         2000
                  ----                      ----------   ----------   ----------
AIM V.I. Aggressive Growth Fund .........   $  286,261      208,272   $   72,497
AIM V.I. Balanced Fund ..................       99,479       67,091       38,836
AIM V.I. Basic Value Fund(2) ............      309,565       18,909
AIM V.I. Blue Chip Fund .................       85,322       42,554       17,310
AIM V.I. Capital Appreciation Fund ......    1,791,168    1,849,520    2,337,094
AIM V.I. Capital Development Fund .......      389,305      298,181      116,941
AIM V.I. Core Equity Fund ...............    4,263,079    3,927,280    3,238,465
AIM V.I. Dent Demographic Trends Fund ...      294,834      124,137       39,329
AIM V.I. Diversified Income Fund ........          101        2,523          -0-
AIM V.I. Global Utilities Fund ..........       59,432       40,766       63,962
AIM V.I. Government Securities Fund .....          -0-          -0-          -0-
AIM V.I. Growth Fund ....................    2,667,179    3,029,850    2,025,067
AIM V.I. High Yield Fund ................          252          172          -0-
AIM V.I. International Growth Fund ......      936,507    1,629,877    1,670,150
AIM V.I. Mid Cap Core Equity Fund(2) ....      106,865        7,798
AIM V.I. Money Market Fund ..............          -0-          -0-          -0-
AIM V.I. New Technology Fund ............       99,370      121,277       85,374
AIM V.I. Premier Equity Fund ............    3,040,870    2,497,999    3,583,721

(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2)  Commenced operations on September 10, 2001.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                      Related
                                                                     Brokerage
Fund                                               Transactions     Commissions
----                                               ------------     ------------
AIM V.I. Aggressive Growth Fund ..............     $ 24,474,112     $     37,650
AIM V.I. Balanced Fund .......................        6,617,037           11,209
AIM V.I. Basic Value Fund ....................       17,744,970           28,659
AIM V.I. Blue Chip Fund ......................        6,862,726           10,516
AIM V.I. Capital Appreciation Fund ...........      164,270,551          200,865
AIM V.I. Capital Development Fund ............       21,837,374           45,082
AIM V.I. Core Equity Fund ....................      600,018,797          773,827
AIM V.I. Dent Demographic Trends Fund ........       18,716,047           31,933
AIM V.I. Global Utilities Fund ...............        2,108,293            5,681
AIM V.I. Growth Fund .........................      224,570,796          349,600
AIM V.I. International Growth Fund ...........       13,916,182           25,651
AIM V.I. Mid Cap Core Equity Fund ............        3,856,528            7,758
AIM V.I. New Technology Fund .................        4,415,224            6,073
AIM V.I. Premier Equity Fund .................      295,577,948          420,673

                                                                     SECURITY
                           -------------------------------------------------------------------------------------------------
                                                                                                     SALOMON
                                                        LEHMAN                                        SMITH
                                         GOLDMAN        BROTHERS      MERRILL                         BARNEY
                           AMERICAN    SACHS GROUP,     HOLDINGS      LYNCH &        MORGAN          HOLDINGS     JP MORGAN
       FUNDS                EXPRESS     INC. (THE)        INC.       CO., INC.       STANLEY           INC.      CHASE & CO.
       -----               --------    ------------     --------     ---------      ---------        --------    -----------
AIM V.I. Balanced Fund      572,670      755,910         602,177      831,105              --              --           --

AIM V.I. Basic Value
Fund                             --           --              --    4,819,650       4,349,284              --    4,993,200

AIM V.I. Blue Chip
Fund                        728,210      626,520              --       652,74         822,352              --      494,400

AIM V.I. Capital
Appreciation Fund                --    5,509,290              --    6,163,080       6,215,544              --           --

AIM V.I. Core Equity
Fund                             --           --              --           --      13,772,400              --           --

AIM V.I. Dent
Demographic Trends
Fund                        357,035      769,530              --                           --              --      511,200

AIM V.I. Diversified
Income Fund                      --           --         416,354           --         216,950         617,881           --

AIM V.I. Growth Fund             --    5,448,000              --           --              --              --    3,000,000

AIM V.I. Money Market
Fund                             --    6,000,000(a)           --    5,000,000(b)    5,000,000(b)           --           --

AIM V.I. Premier
Equity Fund               6,857,900           --              --    7,590,000      18,207,512              --    7,706,400

----------

(a)  Master Note Agreements

(b)  Promissory Note

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2002 are as follows:

                                                          SERIES I      SERIES II
FUND                                                       SHARES        SHARES
----                                                      --------      ---------
AIM V.I. Aggressive Growth Fund ....................         N/A         $ 1,269
AIM V.I. Balanced Fund .............................         N/A             639
AIM V.I. Basic Value Fund ..........................         N/A          80,129
AIM V.I. Blue Chip Fund ............................         N/A             211
AIM V.I. Capital Appreciation Fund .................         N/A          29,774
AIM V.I. Capital Development Fund ..................         N/A          21,457
AIM V.I. Core Equity Fund ..........................         N/A           3,059
AIM V.I. Dent Demographic Trends Fund ..............         N/A          20,998
AIM V.I. Diversified Income Fund ...................         N/A              81
AIM V.I. Global Utilities Fund .....................         N/A              56
AIM V.I. Government Securities Fund ................         N/A          14,634
AIM V.I. Growth Fund ...............................         N/A           4,017
AIM V.I. High Yield Fund ...........................         N/A             114
AIM V.I. International Growth Fund .................         N/A          21,354
AIM V.I. Mid Cap Core Equity Fund ..................         N/A           2,038
AIM V.I. Money Market Fund .........................         N/A           8,683
AIM V.I. New Technology Fund .......................         N/A              40
AIM V.I. Premier Equity Fund .......................         N/A          13,525

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

         An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2002 follows:

                                                         PRINTING &                UNDERWRITERS      DEALERS
                                           ADVERTISING     MAILING    SEMINARS     COMPENSATION   COMPENSATION*
                                           -----------   ----------   --------     ------------   -------------
AIM V.I. Aggressive Growth Fund........        N/A           N/A         N/A            N/A         $   828
AIM V.I. Balanced Fund ................        N/A           N/A         N/A            N/A             639
AIM V.I. Basic Value Fund..............        N/A           N/A         N/A            N/A          80,129
AIM V.I. Blue Chip Fund................        N/A           N/A         N/A            N/A             211
AIM V.I. Capital Appreciation Fund.....        N/A           N/A         N/A            N/A          29,774
AIM V.I. Capital Development Fund......        N/A           N/A         N/A            N/A          21,457
AIM V.I. Core Equity Fund..............        N/A           N/A         N/A            N/A           3,059
AIM V.I. Dent Demographic Trends Fund..        N/A           N/A         N/A            N/A          12,599
AIM V.I. Diversified Income Fund.......        N/A           N/A         N/A            N/A              81
AIM V.I. Global Utilities Fund.........        N/A           N/A         N/A            N/A              44
AIM V.I. Government Securities Fund....        N/A           N/A         N/A            N/A          14,634
AIM V.I. Growth Fund...................        N/A           N/A         N/A            N/A           4,017
AIM V.I. High Yield Fund...............        N/A           N/A         N/A            N/A              68
AIM V.I. International Growth Fund.....        N/A           N/A         N/A            N/A          19,121
AIM V.I. Mid Cap Core Equity Fund......        N/A           N/A         N/A            N/A           1,223
AIM V.I. Money Market Fund.............        N/A           N/A         N/A            N/A           8,683
AIM V.I. New Technology Fund...........        N/A           N/A         N/A            N/A              24
AIM V.I. Premier Equity Fund...........        N/A           N/A         N/A            N/A          13,525

* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

                                   APPENDIX L

                                PERFORMANCE DATA

         The average annual total returns for each Fund, with respect to its Series I and Series II shares, for the periods ended December 31, 2002, are as follows:

                                                                                             SINCE INCEPTION
                                                                                      -----------------------------
                                              ONE          FIVE       INCEPTION       AVERAGE ANNUAL     CUMULATIVE
                                              YEAR         YEAR          DATE             RETURN           RETURN
                                             ------       -----       ----------      --------------     ----------
AIM V.I. Aggressive Growth Fund
         Series I                            -22.66         N/A       05/01/1998           -3.65           -15.93
         Series II                           -22.80         N/A       03/26/2002           -3.87           -16.85
AIM V.I. Balanced Fund
         Series I                            -17.10         N/A       05/01/1998           -1.12            -5.14
         Series II                           -17.30         N/A       01/24/2002           -1.37            -6.23
AIM V.I. Basic Value Fund
         Series I                            -22.15         N/A       09/10/2001          -15.78           -20.10
         Series II                           -22.34         N/A       09/10/2001          -15.97           -20.34
AIM V.I. Blue Chip Fund
         Series I                            -26.16         N/A       12/29/1999          -19.29           -47.48
         Series II                           -26.34         N/A       03/13/2002          -19.49           -47.87
AIM V.I. Capital Appreciation Fund
         Series I                            -24.35       -2.26       05/05/1993            7.32            97.84
         Series II                           -24.52       -2.49       08/21/2001            7.06            93.23
AIM V.I. Capital Development Fund
         Series I                            -21.36         N/A       05/01/1998           -1.25            -5.70
         Series II                           -21.61         N/A       08/21/2001           -1.49            -6.77
AIM V.I. Core Equity Fund
         Series I                            -15.58       -0.94       05/02/1994            7.86            92.57
         Series II                           -15.79       -1.18       10/24/2001            7.59            88.45
AIM V.I. Dent Demographic Trends Fund
         Series I                            -32.20         N/A       12/29/1999          -27.59           -62.10
         Series II                           -32.26         N/A       11/07/2001          -27.77            62.38
AIM V.I. Diversified Income Fund
         Series I                              2.30        1.63       05/05/1993            4.75            56.58
         Series II                             2.03        1.37       03/14/2002            4.49            52.83
AIM V.I. Global Utilities Fund
         Series I                            -25.53       -3.99       05/02/1994            3.69            36.58
         Series II                           -25.65       -4.21       03/26/2002            3.44            34.05
AIM V.I. Government Securities Fund
         Series I                              9.59        6.43       05/05/1993            5.90            74.02
         Series II                             9.25        6.15       09/19/2001            5.63            69.73
AIM V.I. Growth Fund
         Series I                            -30.97       -8.02       05/05/1993            3.80            43.42
         Series II                           -31.11       -8.24       09/19/2001            3.55            40.08
AIM V.I. High Yield Fund
         Series I                             -5.84         N/A       05/01/1998           -6.25           -26.01
         Series II                            -6.08         N/A       03/26/2002           -6.49           -26.88
AIM V.I. International Growth Fund
         Series I                            -15.67       -3.20       05/05/1993            4.26            49.61
         Series II                           -15.89       -3.44       09/19/2001            4.00            46.04
AIM V.I. Mid Cap Core Equity Fund
         Series I                            -11.10         N/A       09/10/2001           -3.50            -4.55
         Series II                           -11.20         N/A       09/10/2001           -3.69            -4.80
AIM V.I. Money Market Fund
         Series I                             1-.19        4.06       05/05/1993            4.26            49.68
         Series II                             0.93        3.80       12/16/2001            4.01            46.12
AIM V.I. New Technology Fund
         Series I                            -45.13      -14.27       10/18/1993           -0.98            -8.63
         Series II                           -45.17      -14.45       04/02/2002           -1.20           -10.55
AIM V.I. Premier Equity Fund
         Series I                            -30.26       -2.19       05/05/1993            7.84           107.28
         Series II                           -30.44        2.43       09/19/2001            7.57           102.37

         The 30-day yield for AIM V.I. Money Market Fund is as follows:

                                                30 DAYS ENDED
                                              DECEMBER 31, 2002
                              -------------------------------------------------
                                  SERIES I SHARES           SERIES II SHARES
                              -----------------------    ----------------------
                              Simple        Effective    Simple       Effective
                              ------        ---------    ------       ---------
AIM V.I. Money Market Fund     0.83%          0.84%       0.58%         0.58%

                              FINANCIAL STATEMENTS




                                       FS

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Aggressive Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Aggressive Growth Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                        AIM V.I. AGGRESSIVE GROWTH FUND

Schedule of Investments

December 31, 2002


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.53%

Advertising-0.63%

Lamar Advertising Co.(a)                          19,500   $    656,175
=======================================================================

Aerospace & Defense-2.54%

Alliant Techsystems Inc.(a)                       24,800      1,546,280
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)              24,400      1,095,804
=======================================================================
                                                              2,642,084
=======================================================================

Air Freight & Logistics-1.82%

C.H. Robinson Worldwide, Inc.                     19,600        611,520
-----------------------------------------------------------------------
Expeditors International of Washington, Inc.      39,400      1,286,410
=======================================================================
                                                              1,897,930
=======================================================================

Apparel Retail-3.42%

Men's Wearhouse, Inc. (The)(a)                    25,200        432,180
-----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            82,350      1,456,771
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                              25,900        505,568
-----------------------------------------------------------------------
Too Inc.(a)                                       49,300      1,159,536
=======================================================================
                                                              3,554,055
=======================================================================

Application Software-2.85%

Intuit Inc.(a)                                    29,300      1,374,756
-----------------------------------------------------------------------
National Instruments Corp.(a)                     29,850        969,827
-----------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             24,400        621,468
=======================================================================
                                                              2,966,051
=======================================================================

Auto Parts & Equipment-3.04%

Gentex Corp.(a)                                   48,800      1,544,032
-----------------------------------------------------------------------
Lear Corp.(a)                                     24,500        815,360
-----------------------------------------------------------------------
Superior Industries International, Inc.           19,500        806,520
=======================================================================
                                                              3,165,912
=======================================================================

Banks-1.13%

Southwest Bancorp. of Texas, Inc.(a)              14,800        426,388
-----------------------------------------------------------------------
TCF Financial Corp.                               17,100        747,099
=======================================================================
                                                              1,173,487
=======================================================================

Broadcasting & Cable TV-1.82%

Hispanic Broadcasting Corp.(a)                    47,800        982,290
-----------------------------------------------------------------------
Westwood One, Inc.(a)                             24,400        911,584
=======================================================================
                                                              1,893,874
=======================================================================

Computer & Electronics Retail-3.50%

Best Buy Co., Inc.(a)                             39,000        941,850
-----------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     61,600      2,701,160
=======================================================================
                                                              3,643,010
=======================================================================

Construction & Engineering-3.13%

Jacobs Engineering Group Inc.(a)                  91,500      3,257,400
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


Consumer Finance-1.01%

Doral Financial Corp. (Puerto Rico)               36,600   $  1,046,760
=======================================================================

Data Processing Services-6.01%

DST Systems, Inc.(a)                              38,300      1,361,565
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   64,450      2,188,078
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             19,900        656,899
-----------------------------------------------------------------------
Paychex, Inc.                                     73,200      2,042,280
=======================================================================
                                                              6,248,822
=======================================================================

Department Stores-0.53%

Kohl's Corp.(a)                                    9,800        548,310
=======================================================================

Diversified Commercial Services-2.13%

Apollo Group, Inc.-Class A(a)                     12,075        531,300
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               14,500        572,605
-----------------------------------------------------------------------
Cintas Corp.                                      24,400      1,116,300
=======================================================================
                                                              2,220,205
=======================================================================

Diversified Financial Services-3.96%

Federated Investors, Inc.-Class B                 24,400        619,028
-----------------------------------------------------------------------
Investors Financial Services Corp.                58,600      1,605,054
-----------------------------------------------------------------------
Legg Mason, Inc.                                  12,600        611,604
-----------------------------------------------------------------------
Moody's Corp.                                     10,900        450,061
-----------------------------------------------------------------------
SEI Investments Co.                                9,700        263,646
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A            28,800        566,496
=======================================================================
                                                              4,115,889
=======================================================================

Electronic Equipment & Instruments-0.38%

Molex Inc.-Class A                                19,800        393,822
=======================================================================

Employment Services-1.73%

Robert Half International Inc.(a)                112,000      1,804,320
=======================================================================

General Merchandise Stores-1.14%

Dollar Tree Stores, Inc.(a)                       48,500      1,191,645
=======================================================================

Health Care Distributors & Services-5.87%

AmerisourceBergen Corp.                           39,300      2,134,383
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          48,800      2,344,352
-----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          36,600      1,157,292
-----------------------------------------------------------------------
Patterson Dental Co.(a)                           10,800        472,392
=======================================================================
                                                              6,108,419
=======================================================================

Health Care Equipment-4.33%

Biomet, Inc.                                      19,500        558,870
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           61,100      1,837,888
-----------------------------------------------------------------------
ResMed Inc.                                       48,900      1,494,873
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   12,400        615,040
=======================================================================
                                                              4,506,671
=======================================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

Health Care Facilities-5.04%

Community Health Systems Inc.(a)                  82,800   $  1,704,852
-----------------------------------------------------------------------
Health Management Associates, Inc.-Class A       124,100      2,221,390
-----------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      44,100      1,319,957
=======================================================================
                                                              5,246,199
=======================================================================

Industrial Machinery-2.33%

Danaher Corp.                                     36,900      2,424,330
=======================================================================

Insurance Brokers-1.15%

Brown & Brown, Inc.                               37,000      1,195,840
=======================================================================

Internet Retail-0.57%

eBay Inc.(a)                                       8,700        590,034
=======================================================================

IT Consulting & Services-5.60%

Affiliated Computer Services, Inc.-Class A(a)     61,800      3,253,770
-----------------------------------------------------------------------
CACI International Inc.-Class A(a)                15,400        548,856
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      86,100      2,028,516
=======================================================================
                                                              5,831,142
=======================================================================

Managed Health Care-4.36%

Caremark Rx, Inc.(a)                             129,100      2,097,875
-----------------------------------------------------------------------
First Health Group Corp.(a)                      100,000      2,435,000
=======================================================================
                                                              4,532,875
=======================================================================

Multi-Line Insurance-1.44%

HCC Insurance Holdings, Inc.                      61,000      1,500,600
=======================================================================

Oil & Gas Drilling-6.57%

ENSCO International Inc.                          36,600      1,077,870
-----------------------------------------------------------------------
National-Oilwell, Inc.(a)                         48,800      1,065,792
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     73,200      2,208,444
-----------------------------------------------------------------------
Pride International, Inc.(a)                     109,800      1,636,020
-----------------------------------------------------------------------
Varco International, Inc.(a)                      48,800        849,120
=======================================================================
                                                              6,837,246
=======================================================================

Oil & Gas Equipment & Services-1.71%

Cal Dive International, Inc.(a)                   48,800      1,146,800
-----------------------------------------------------------------------
Cooper Cameron Corp.(a)                           12,700        632,714
=======================================================================
                                                              1,779,514
=======================================================================

Oil & Gas Exploration & Production-0.85%

Newfield Exploration Co.(a)                       24,400        879,620
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


Pharmaceuticals-2.35%

Medicis Pharmaceutical Corp.-Class A(a)           49,300   $  2,448,731
=======================================================================

Restaurants-2.23%

Brinker International, Inc.(a)                       600         19,350
-----------------------------------------------------------------------
CBRL Group, Inc.                                  24,400        735,172
-----------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                  15,100        545,865
-----------------------------------------------------------------------
Sonic Corp.(a)                                    24,500        502,005
-----------------------------------------------------------------------
Starbucks Corp.(a)                                25,200        513,576
=======================================================================
                                                              2,315,968
=======================================================================

Semiconductors-2.02%

Linear Technology Corp.                           29,900        769,028
-----------------------------------------------------------------------
Microchip Technology Inc.                         37,300        911,985
-----------------------------------------------------------------------
QLogic Corp.(a)                                   12,300        424,473
=======================================================================
                                                              2,105,486
=======================================================================

Specialty Chemicals-1.04%

Valspar Corp. (The)                               24,400      1,077,992
=======================================================================

Specialty Stores-4.15%

Bed Bath & Beyond Inc.(a)                         48,800      1,685,064
-----------------------------------------------------------------------
Regis Corp.                                       24,700        641,953
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          73,200      1,987,380
=======================================================================
                                                              4,314,397
=======================================================================

Telecommunications Equipment-1.40%

UTStarcom, Inc.(a)                                73,500      1,457,505
=======================================================================

Trading Companies & Distributors-1.75%

Fastenal Co.                                      48,800      1,824,632
=======================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $96,832,798)                             99,396,952
=======================================================================

MONEY MARKET FUNDS-4.49%

STIC Liquid Assets Portfolio(b)                2,333,208      2,333,208
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        2,333,208      2,333,208
=======================================================================
    Total Money Market Funds (Cost
      $4,666,416)                                             4,666,416
=======================================================================
TOTAL INVESTMENTS-100.02% (Cost $101,499,214)               104,063,368
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                           (16,767)
=======================================================================
NET ASSETS-100.00%                                         $104,046,601
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $101,499,214)                                  $104,063,368
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                    219,140
-------------------------------------------------------------
  Dividends                                            21,243
-------------------------------------------------------------
Investment for deferred compensation plan              19,764
-------------------------------------------------------------
Other assets                                              725
=============================================================
    Total assets                                  104,324,240
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              167,276
-------------------------------------------------------------
  Deferred compensation plan                           19,764
-------------------------------------------------------------
Accrued administrative services fees                   61,574
-------------------------------------------------------------
Accrued transfer agent fees                             3,335
-------------------------------------------------------------
Accrued operating expenses                             25,690
=============================================================
    Total liabilities                                 277,639
=============================================================
Net assets applicable to shares outstanding      $104,046,601
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $103,610,507
_____________________________________________________________
=============================================================
Series II                                        $    436,094
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           12,391,023
_____________________________________________________________
=============================================================
Series II                                              52,237
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       8.36
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       8.35
_____________________________________________________________
=============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,294)                                        $    245,365
-------------------------------------------------------------
Dividends from affiliated money market funds           91,616
-------------------------------------------------------------
Interest                                                  108
=============================================================
    Total investment income                           337,089
=============================================================

EXPENSES:

Advisory fees                                         940,465
-------------------------------------------------------------
Administrative services fees                          330,519
-------------------------------------------------------------
Custodian fees                                         50,280
-------------------------------------------------------------
Distribution fees -- Series II                          1,269
-------------------------------------------------------------
Transfer agent fees                                    13,365
-------------------------------------------------------------
Trustees' fees                                          8,817
-------------------------------------------------------------
Other                                                  19,401
=============================================================
    Total expenses                                  1,364,116
=============================================================
Less: Fees waived and expenses reimbursed              (1,447)
-------------------------------------------------------------
    Expenses paid indirectly                             (103)
=============================================================
    Net expenses                                    1,362,566
=============================================================
Net investment income (loss)                       (1,025,477)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (24,744,006)
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (5,730,299)
-------------------------------------------------------------
Net gain (loss) from investment securities        (30,474,305)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(31,499,782)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,025,477)   $   (960,489)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (24,744,006)    (37,314,213)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (5,730,299)      6,249,715
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (31,499,782)    (32,024,987)
==========================================================================================
Share transactions-net:
  Series I                                                      13,097,095      50,732,875
------------------------------------------------------------------------------------------
  Series II                                                        560,534              --
==========================================================================================
    Net increase (decrease) in net assets                      (17,842,153)     18,707,888
==========================================================================================

NET ASSETS:

  Beginning of year                                            121,888,754     103,180,866
==========================================================================================
  End of year                                                 $104,046,601    $121,888,754
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $170,635,558    $157,998,386
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (26,873)        (22,457)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (69,126,238)    (44,381,628)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               2,564,154       8,294,453
==========================================================================================
                                                              $104,046,601    $121,888,754
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,006.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $330,519, of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $8,296 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $828 after plan fees reimbursed by AIM Distributors of $441.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,772 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $103 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $103.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds, which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation-investments              $    397,571
-------------------------------------------------------------
Temporary book/tax differences                        (26,873)
-------------------------------------------------------------
Capital loss carryforward                         (66,341,590)
-------------------------------------------------------------
Post-October capital loss deferral                   (618,065)
-------------------------------------------------------------
Shares of beneficial interest                     170,635,558
=============================================================
                                                 $104,046,601
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
------------------------------------------------------------
December 31, 2006                             $   354,222
------------------------------------------------------------
December 31, 2007                                  44,406
------------------------------------------------------------
December 31, 2008                               1,780,366
------------------------------------------------------------
December 31, 2009                              35,123,543
------------------------------------------------------------
December 31, 2010                              29,039,053
============================================================
                                              $66,341,590
____________________________________________________________
============================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $111,453,648 and $94,891,283, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities    $ 7,161,672
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (6,764,101)
=========================================================================
Net unrealized appreciation of investment securities          $   397,571
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $103,665,797.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss and other items on December 31, 2002, undistributed net investment income was increased by $1,021,061, undistributed net realized gains decreased by $604 and shares of beneficial interest decreased by $1,020,457. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,797,152    $ 36,852,751    10,120,399    $120,647,678
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                   4,341,864      39,301,001            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (2,678,493)    (23,755,656)   (5,904,160)    (69,914,803)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                  (4,289,627)    (38,740,467)           --              --
======================================================================================================================
                                                               1,170,896    $ 13,657,629     4,216,239    $ 50,732,875
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                      ---------------------------------------------------------------------------
                                                                                                                   MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                                    YEAR ENDED DECEMBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         DECEMBER 31,
                                                        2002           2001           2000          1999               1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.81       $  14.62       $  14.25       $  9.85            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)         (0.10)(a)      (0.10)(a)     (0.04)(a)          0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (2.37)         (3.71)          0.47          4.44             (0.14)
=================================================================================================================================
    Total from investment operations                     (2.45)         (3.81)          0.37          4.40             (0.10)
=================================================================================================================================
Less distributions from net investment income               --             --             --            --             (0.05)
=================================================================================================================================
Net asset value, end of period                        $   8.36       $  10.81       $  14.62       $ 14.25            $ 9.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         (22.66)%       (26.06)%         2.60%        44.67%            (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $103,611       $121,889       $103,181       $17,326            $4,399
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.16%(c)       1.21%          1.16%         1.19%             1.16%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.16%(c)       1.21%          1.26%         2.42%             4.62%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.87)%(c)     (0.88)%        (0.59)%       (0.41)%            0.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                     85%            90%            65%           89%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $117,050,654.
(d)  Annualized.


                                                                  SERIES II
                                                                -------------
                                                                MARCH 26,
                                                                   2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.70
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.10)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.25)
=============================================================================
    Total from investment operations                                 (2.35)
=============================================================================
Net asset value, end of period                                     $  8.35
_____________________________________________________________________________
=============================================================================
Total return(a)                                                     (21.96)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   436
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.32%(b)
-----------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.41%(b)
=============================================================================
Ratio of net investment income (loss) to average net assets          (1.03)%
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 85%
_____________________________________________________________________________
=============================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total return does not reflect charges at the separate account level which if included would reduce the total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $663,940.

                        AIM V.I. AGGRESSIVE GROWTH FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Balanced Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Balanced Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                             AIM V.I. BALANCED FUND

Schedule of Investments

December 31, 2002

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
BONDS & NOTES-21.40%

Aerospace & Defense-0.13%

Raytheon Co., Notes, 6.75%, 08/15/07           $  100,000    $   110,826
========================================================================

Agricultural Products-0.08%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb., 6.95%, 12/15/97                            60,000         65,443
========================================================================

Automobile Manufacturers-0.31%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04          40,000         40,521
------------------------------------------------------------------------
General Motors Corp., Unsec. Deb., 8.80%,
  03/01/21                                        200,000        215,948
========================================================================
                                                                 256,469
========================================================================

Banks-2.42%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05      85,000         87,445
------------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes, 1.63%, 05/14/03                          300,000        253,762
------------------------------------------------------------------------
Citicorp, Unsec. Sub. Notes, 7.13%, 09/01/05      100,000        111,972
------------------------------------------------------------------------
Dresdner Funding Trust I, Bonds, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $132,621)(a)                                    125,000        126,205
------------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Euro Notes, 4.63%, 03/01/07                     110,000        118,017
------------------------------------------------------------------------
  Medium Term Yankee Notes, 4.88%, 09/06/06       250,000        269,911
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          100,000        103,628
------------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Yankee Notes,
  1.69%, 06/29/03                                 130,000        105,281
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                           100,000        126,560
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 160,000        171,074
------------------------------------------------------------------------
St. Paul Bancorp., Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                           75,000         78,826
------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       175,000        198,235
------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                  60,000         71,834
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                 185,000        201,792
========================================================================
                                                               2,024,542
========================================================================

Brewers-0.20%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 150,000        167,274
========================================================================

Broadcasting & Cable TV-1.57%

Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                                 200,000        227,750
------------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 135,000        144,183
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                       $  150,000    $   157,125
------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Putable Deb.,
  6.53%, 02/01/08                                 150,000        186,079
------------------------------------------------------------------------
TCI Communications, Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/26                175,000        179,203
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                60,000         63,951
------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb., 6.88%, 06/15/18           200,000        198,122
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000        159,771
========================================================================
                                                               1,316,184
========================================================================

Computer Hardware-0.33%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 11/06/98-04/19/01; Cost
  $353,650)(a)(b)(c)                              548,000         29,044
------------------------------------------------------------------------
International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                 200,000        251,210
========================================================================
                                                                 280,254
========================================================================

Consumer Finance-2.07%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                          150,000        170,145
------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   100,000        112,686
------------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Series K, Medium Term Notes, 3.50%,
    12/19/05                                       75,000         75,461
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.85%, 06/15/04              300,000        318,729
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          100,000        101,011
------------------------------------------------------------------------
  Unsec. Notes, 6.70%, 07/16/04                   140,000        143,070
------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   200,000        200,892
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Medium Term Notes, 5.25%, 05/16/05              100,000        100,615
------------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                          140,000        145,582
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            175,000        183,505
------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                                  70,000         73,925
------------------------------------------------------------------------
  8.00%, 05/09/05                                 100,000        108,757
========================================================================
                                                               1,734,378
========================================================================

Distillers & Vintners-0.26%

Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 175,000        214,793
========================================================================

Diversified Financial Services-4.32%

Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                 100,000        105,161
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        275,000        418,720
------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Diversified Financial Services-(Continued)

CIT Group Inc.,
  Sr. Floating Rate Medium Term Notes,
  2.67%, 11/25/03                              $   70,000    $    70,045
------------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                      100,000        105,324
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 200,000        215,182
------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               200,000        208,944
------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              100,000        108,552
------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01; Cost $104,113)(a)           100,000        119,584
------------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                100,000        121,832
------------------------------------------------------------------------
  Series A, Medium Term Notes, 5.00%,
  06/15/07                                         50,000         53,071
------------------------------------------------------------------------
  Series A, Medium Term Notes, 6.80%,
  11/01/05                                        360,000        400,144
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Bonds,
  7.63%, 08/17/05                                 150,000        168,699
------------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Notes, 8.00%, 06/15/05                75,000         83,689
------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 11/01/09                   100,000        115,728
------------------------------------------------------------------------
John Hancock Global Funding II,
  Medium Term Notes, 6.50%, 03/01/11
  (Acquired 07/24/02; Cost $57,994)(a)             55,000         59,143
------------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $99,945)(a)                                100,000        104,604
------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 125,000        141,069
------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 100,000        118,925
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          100,000        113,073
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.,
  Series B, Medium Term Notes, 4.54%,
    03/08/05                                       45,000         46,832
------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Yankee
  Notes, 1.68%, 06/28/04                          125,000        125,336
------------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 7.75%, 06/15/05        200,000        224,040
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Sr.
  Unsec. Notes, 6.25%, 06/15/05                   165,000        178,410
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                         50,000         60,103
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          125,000        141,660
========================================================================
                                                               3,607,870
========================================================================

Electric Utilities-1.66%

Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           100,000        105,823
------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32          60,000         59,476
------------------------------------------------------------------------
El Paso Electric Co.-Series E, Sr. Sec. First
  Mortgage Bonds, 9.40%, 05/01/11                 200,000        200,134
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Electric Utilities-(Continued)

Hydro-Quebec (Canada),
  Gtd. Yankee Bonds, 9.40%, 02/01/21(d)        $   50,000    $    71,516
------------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                  50,000         65,017
------------------------------------------------------------------------
  Series GL, Gtd. Floating Rate Yankee Notes,
  1.94%, 09/29/49                                 170,000        150,920
------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  Sec. First Mortgage Bonds, 7.75%,
    05/15/06(d)                                   100,000        112,628
------------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
  07/01/10(e)                                     250,000        252,227
------------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            130,000        134,016
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                                 250,000        237,537
========================================================================
                                                               1,389,294
========================================================================

Gas Utilities-0.20%

Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 200,000        164,000
========================================================================

General Merchandise Stores-0.11%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         80,000         90,778
========================================================================

Integrated Oil & Gas-1.22%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 750,000        758,512
------------------------------------------------------------------------
ConocoPhillips, Unsec. Notes, 8.50%, 05/25/05     125,000        142,566
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 100,000        116,683
========================================================================
                                                               1,017,761
========================================================================

Integrated Telecommunication Services-1.09%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     80,000         86,239
------------------------------------------------------------------------
Olivetti International Finance N.V.-Series E
  (Netherlands), Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09(f)                      EUR      30,000         32,040
------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Notes, 5.70%, 11/15/03           85,000         84,681
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 6.00%, 01/15/07           85,000         80,431
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.13%, 01/30/06          125,000        123,906
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              280,000        268,450
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               200,000        180,750
------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                           50,000         54,993
========================================================================
                                                                 911,490
========================================================================

Life & Health Insurance-0.40%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                         50,000         58,694
------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        145,000        165,045
------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Life & Health Insurance-(Continued)

Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 03/15/00; Cost
  $91,980)(a)                                  $  100,000    $   109,233
========================================================================
                                                                 332,972
========================================================================

Oil & Gas Equipment & Services-0.31%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                        250,000        260,798
========================================================================

Oil & Gas Exploration & Production-2.20%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                 225,000        234,968
------------------------------------------------------------------------
  7.30%, 08/15/31                                  85,000         92,513
------------------------------------------------------------------------
Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                           150,000        178,110
------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                         70,000         80,599
------------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired
  08/17/01-07/31/02; Cost $225,936)(a)            225,000        237,443
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000        120,216
------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           125,000        151,155
------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        650,000        627,822
------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    100,000        113,868
========================================================================
                                                               1,836,694
========================================================================

Oil & Gas Refining, Marketing &
  Transportation-0.17%

Petroleos Mexicanos (Mexico),
  Series P, Unsec. Putable Unsub. Yankee
  Bonds, 9.50%, 03/15/06                           50,000         56,536
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                         75,000         86,719
========================================================================
                                                                 143,255
========================================================================

Pharmaceuticals-0.14%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        100,000        116,892
========================================================================

Property & Casualty Insurance-0.17%

Allstate Corp. (The), Sr. Unsec. Notes,
  7.88%, 05/01/05                                 125,000        139,621
========================================================================

Publishing-0.21%

News America Inc., Putable Deb., 6.75%,
  01/09/10                                        175,000        179,916
========================================================================

Railroads-0.20%

Norfolk Southern Corp., Sr. Putable Notes,
  7.05%, 05/01/04                                 150,000        170,103
========================================================================

Real Estate-0.61%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18                65,000         69,787
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              100,000        107,880
------------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                    60,000         62,149
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Real Estate-(Continued)

Spieker Properties, Inc.,
  Unsec. Unsub. Deb., 7.35%, 12/01/17          $  100,000    $   108,852
------------------------------------------------------------------------
  Unsec. Unsub. Notes, 6.80%, 05/01/04            150,000        157,382
========================================================================
                                                                 506,050
========================================================================

Soft Drinks-0.17%

Coca-Cola Enterprises Inc., Putable Notes,
  8.00%, 01/04/04                                 125,000        138,504
========================================================================

Sovereign Debt-0.77%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          160,000        167,306
------------------------------------------------------------------------
Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05                                        125,000        138,698
------------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          325,000        339,242
========================================================================
                                                                 645,246
========================================================================

Wireless Telecommunication Services-0.08%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                    60,000         59,025
------------------------------------------------------------------------
Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09(f)
          EUR                                      10,000         10,578
========================================================================
                                                                  69,603
========================================================================
    Total Bonds & Notes (Cost $17,459,864)                    17,891,010
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-56.48%

Advertising-2.00%

Lamar Advertising Co.(g)                           20,600        693,190
------------------------------------------------------------------------
Omnicom Group Inc.                                 15,100        975,460
========================================================================
                                                               1,668,650
========================================================================

Aerospace & Defense-1.92%

Honeywell International Inc.                       26,900        645,600
------------------------------------------------------------------------
United Technologies Corp.                          15,500        960,070
========================================================================
                                                               1,605,670
========================================================================

Apparel Retail-0.78%

Limited Brands                                     46,900        653,317
========================================================================

Banks-2.61%

Bank of America Corp.                              13,400        932,238
------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   21,000        503,160
------------------------------------------------------------------------
Northern Trust Corp.                               21,400        750,070
========================================================================
                                                               2,185,468
========================================================================

Broadcasting & Cable TV-0.46%

Univision Communications Inc.-Class A(g)           15,500        379,750
========================================================================

Building Products-1.40%

American Standard Cos. Inc.(g)                      7,500        533,550
------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
Building Products-(Continued)

Masco Corp.                                        30,400    $   639,920
========================================================================
                                                               1,173,470
========================================================================

Computer Hardware-0.91%

International Business Machines Corp.               9,800        759,500
========================================================================

Data Processing Services-1.09%

DST Systems, Inc.(g)                               25,500        906,525
========================================================================

Diversified Financial Services-6.47%

American Express Co.                               16,200        572,670
------------------------------------------------------------------------
Citigroup Inc.                                     40,800      1,435,752
------------------------------------------------------------------------
Fannie Mae                                          8,900        572,537
------------------------------------------------------------------------
Freddie Mac                                        10,800        637,740
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    11,100        755,910
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      11,300        602,177
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          21,900        831,105
========================================================================
                                                               5,407,891
========================================================================

Food Distributors-0.64%

Sysco Corp.                                        18,000        536,220
========================================================================

Food Retail-1.29%

Kroger Co. (The)(g)                                40,500        625,725
------------------------------------------------------------------------
Safeway Inc.(g)                                    19,500        455,520
========================================================================
                                                               1,081,245
========================================================================

General Merchandise Stores-2.23%

Target Corp.                                       30,900        927,000
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              18,600        939,486
========================================================================
                                                               1,866,486
========================================================================

Health Care Distributors & Services-1.09%

Cardinal Health, Inc.                              15,350        908,566
========================================================================

Health Care Equipment-0.40%

Beckman Coulter, Inc.                              11,400        336,528
========================================================================

Health Care Facilities-0.90%

HCA Inc.                                           18,200        755,300
========================================================================

Health Care Supplies-0.95%

Alcon, Inc. (Switzerland)(g)                       20,200        796,890
========================================================================

Home Improvement Retail-1.45%

Home Depot, Inc. (The)                             16,700        400,132
------------------------------------------------------------------------
Lowe's Cos., Inc.                                  21,700        813,750
========================================================================
                                                               1,213,882
========================================================================

Household Appliances-1.47%

Black & Decker Corp. (The)                         28,700      1,230,943
========================================================================

Household Products-1.82%

Colgate-Palmolive Co.                              20,800      1,090,544
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
Household Products-(Continued)

Kimberly-Clark Corp.                                9,100    $   431,977
========================================================================
                                                               1,522,521
========================================================================

Industrial Conglomerates-1.09%

General Electric Co.                               37,400        910,690
========================================================================

Insurance Brokers-0.68%

Marsh & McLennan Cos., Inc.                        12,300        568,383
========================================================================

Integrated Oil & Gas-2.73%

BP PLC-ADR (United Kingdom)                        11,000        447,150
------------------------------------------------------------------------
Exxon Mobil Corp.                                  30,500      1,065,670
------------------------------------------------------------------------
Total Fina Elf S.A. (France)                        5,400        771,503
========================================================================
                                                               2,284,323
========================================================================

Integrated Telecommunication Services-0.99%

Verizon Communications Inc.                        21,400        829,250
========================================================================

IT Consulting & Services-1.04%

SunGard Data Systems Inc.(g)                       36,700        864,652
========================================================================

Life & Health Insurance-1.01%

Nationwide Financial Services, Inc.-Class A         9,700        277,905
------------------------------------------------------------------------
Prudential Financial, Inc.                         17,900        568,146
========================================================================
                                                                 846,051
========================================================================

Movies & Entertainment-0.78%

Viacom Inc.-Class B(g)                             16,045        653,994
========================================================================

Multi-Line Insurance-1.98%

American International Group, Inc.                 19,300      1,116,505
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      11,800        536,074
========================================================================
                                                               1,652,579
========================================================================

Networking Equipment-0.96%

Cisco Systems, Inc.(g)                             61,100        800,410
========================================================================

Oil & Gas Drilling-0.73%

Noble Corp. (Cayman Islands)(g)                    17,300        608,095
========================================================================

Oil & Gas Equipment & Services-1.28%

Cooper Cameron Corp.(g)                            21,400      1,066,148
========================================================================

Oil & Gas Exploration & Production-1.17%

Apache Corp.                                       11,650        663,934
------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                    7,300        312,440
========================================================================
                                                                 976,374
========================================================================

Packaged Foods & Meats-0.99%

Kraft Foods Inc.-Class A                           21,300        829,209
========================================================================

Personal Products-0.73%

Estee Lauder Cos. Inc. (The)-Class A               23,100        609,840
========================================================================

                             AIM V.I. BALANCED FUND

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Pharmaceuticals-5.08%

Abbott Laboratories                                13,500    $   540,000
------------------------------------------------------------------------
Johnson & Johnson                                  15,800        848,618
------------------------------------------------------------------------
Merck & Co. Inc.                                   14,000        792,540
------------------------------------------------------------------------
Pfizer Inc.                                        26,000        794,820
------------------------------------------------------------------------
Pharmacia Corp.                                    17,200        718,960
------------------------------------------------------------------------
Wyeth                                              14,800        553,520
========================================================================
                                                               4,248,458
========================================================================

Property & Casualty Insurance-0.74%

MGIC Investment Corp.                              15,000        619,500
========================================================================

Semiconductor Equipment-0.47%

Applied Materials, Inc.(g)                         30,300        394,809
========================================================================

Semiconductors-1.24%

Analog Devices, Inc.(g)                            23,100        551,397
------------------------------------------------------------------------
Intel Corp.                                        31,200        485,784
========================================================================
                                                               1,037,181
========================================================================

Specialty Stores-1.14%

Bed Bath & Beyond Inc.(g)                          27,500        949,575
========================================================================

Systems Software-1.77%

Microsoft Corp.(g)                                 17,200        889,240
------------------------------------------------------------------------
Oracle Corp.(g)                                    55,000        594,000
========================================================================
                                                               1,483,240
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $53,465,124)                                      47,221,583
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
ASSET BACKED SECURITIES-1.51%

Airlines-0.58%

Continental Airlines, Inc.,
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                       $  184,378        159,026
------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                   59,863         51,632
------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                         87,086         76,561
------------------------------------------------------------------------
United Air Lines, Inc.-Series 2000-2, Class
  A-2, Sr. Sec. Pass Through Ctfs., 7.19%,
  04/01/11                                        250,302        198,364
========================================================================
                                                                 485,583
========================================================================

Diversified Financial Services-0.66%

Citicorp Lease,
  Series 1999-1, Class A1, Pass Through
  Ctfs., 7.22%, 06/15/05 (Acquired 05/08/02;
  Cost $155,519)(a)                               147,502        161,574
------------------------------------------------------------------------
  Series 1999-1, Class A2, Pass Through
  Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost $198,931)(a)            200,000        231,152
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------
Diversified Financial Services-(Continued)

National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Bonds, 6.00%, 05/15/06       $   50,000    $    54,640
------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $99,868)(a)                                100,000        104,399
========================================================================
                                                                 551,765
========================================================================

Electric Utilities-0.27%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                        200,000        222,418
========================================================================
    Total Asset Backed Securities (Cost
      $1,273,259)                                              1,259,766
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-10.37%

Federal Home Loan Bank-0.04%

Unsec. Bonds,
  4.88%, 04/16/04                                  30,000         31,324
========================================================================

Federal Home Loan Mortgage Corp.
  (FHLMC)-2.45%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 04/01/32                     120,569        127,184
------------------------------------------------------------------------
  6.00%, 05/01/17 to 05/01/32                     430,319        447,561
------------------------------------------------------------------------
  7.50%, 12/01/30 to 05/01/31                     324,966        345,799
------------------------------------------------------------------------
  6.50%, 01/01/31 to 08/01/32                   1,082,607      1,128,617
========================================================================
                                                               2,049,161
========================================================================

Federal National Mortgage Association
  (FNMA)-5.58%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 11/01/31                   1,149,321      1,203,096
------------------------------------------------------------------------
  7.50%, 11/01/15                                  36,561         39,070
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                   1,039,124      1,095,052
------------------------------------------------------------------------
  6.00%, 01/01/17 to 05/01/17                     413,894        433,250
------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23                     165,607        180,339
------------------------------------------------------------------------
Pass Through Ctfs. TBA,
  6.00%, 01/01/33(h)                              835,000        865,506
------------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 300,000        323,145
------------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 300,000        318,162
------------------------------------------------------------------------
  5.25%, 08/01/12                                 200,000        209,022
========================================================================
                                                               4,666,642
========================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------

Government National Mortgage Association
  (GNMA)-2.30%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                  $  356,274    $   380,858
------------------------------------------------------------------------
  8.50%, 11/15/24                                 306,134        336,702
------------------------------------------------------------------------
  8.00%, 08/15/25                                  72,732         79,470
------------------------------------------------------------------------
  6.50%, 03/15/29 to 06/15/32                     463,006        486,481
------------------------------------------------------------------------
  7.00%, 09/15/31                                 416,152        441,292
------------------------------------------------------------------------
  6.00%, 12/15/31                                 189,278        197,379
========================================================================
                                                               1,922,182
========================================================================
    Total U.S. Government Agency Securities
      (Cost $8,410,827)                                        8,669,309
========================================================================

U.S. TREASURY SECURITIES-6.21%

U.S. Treasury Notes-5.35%

3.25%, 12/31/03                                    50,000         51,013
------------------------------------------------------------------------
6.75%, 05/15/05                                   500,000(i)     557,595
------------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10                     2,470,000(i)   2,833,150
------------------------------------------------------------------------
6.88%, 05/15/06                                   500,000        575,490
------------------------------------------------------------------------
4.75%, 11/15/08                                    25,000         27,299
------------------------------------------------------------------------
5.00%, 08/15/11                                   390,000        428,029
========================================================================
                                                               4,472,576
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
------------------------------------------------------------------------

U.S. Treasury Bonds-0.86%

7.50%, 11/15/16                                $  100,000    $   130,960
------------------------------------------------------------------------
6.25%, 08/15/23                                   145,000        170,516
------------------------------------------------------------------------
6.13%, 11/15/27 to 08/15/29                       355,000        415,963
========================================================================
                                                                 717,439
========================================================================
    Total U.S. Treasury Securities (Cost
      $4,700,914)                                              5,190,015
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-4.63%

STIC Liquid Assets Portfolio(j)                 1,935,047      1,935,047
------------------------------------------------------------------------
STIC Prime Portfolio(j)                         1,935,047      1,935,047
========================================================================
    Total Money Market Funds (Cost
      $3,870,094)                                              3,870,094
========================================================================
TOTAL INVESTMENTS-100.60% (Cost $89,180,082)                  84,101,777
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.60%)                           (503,178)
========================================================================
NET ASSETS-100.00%                                           $83,598,599
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
Jr.     - Junior
N.A.    - National Association
Pfd.    - Preferred
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $1,282,381, which represented 1.53% of the Fund's net assets. These securities are considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security.
(h) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                             AIM V.I. BALANCED FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $89,180,082)  $84,101,777
------------------------------------------------------------
Receivables for:
  Variation margin                                     3,850
------------------------------------------------------------
  Fund shares sold                                    27,966
------------------------------------------------------------
  Dividends and interest                             461,822
------------------------------------------------------------
Investment for deferred compensation plan             19,786
============================================================
     Total assets                                 84,615,201
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                              857,684
------------------------------------------------------------
  Fund shares reacquired                              53,989
------------------------------------------------------------
  Deferred compensation plan                          19,786
------------------------------------------------------------
Accrued administrative services fees                  48,578
------------------------------------------------------------
Accrued distribution fees - Series II                    373
------------------------------------------------------------
Accrued transfer agent fees                            2,476
------------------------------------------------------------
Accrued operating expenses                            33,716
============================================================
     Total liabilities                             1,016,602
============================================================
Net assets applicable to shares outstanding      $83,598,599
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $82,865,744
____________________________________________________________
============================================================
Series II                                        $   732,855
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           9,473,273
____________________________________________________________
============================================================
Series II                                             83,948
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      8.75
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      8.73
____________________________________________________________
============================================================


Statement of Operations
For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                         $  2,225,584
-------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $5,583)                                             542,564
-------------------------------------------------------------
Dividends from affiliated money market funds          124,511
=============================================================
    Total investment income                         2,892,659
=============================================================

EXPENSES:

Advisory fees                                         706,989
-------------------------------------------------------------
Administrative services fees                          270,132
-------------------------------------------------------------
Custodian fees                                         56,431
-------------------------------------------------------------
Distribution fees - Series II                             639
-------------------------------------------------------------
Transfer agent fees                                    11,542
-------------------------------------------------------------
Trustees' fees                                          9,129
-------------------------------------------------------------
Other                                                  51,070
=============================================================
    Total expenses                                  1,105,932
=============================================================
Less: Fees waived                                      (1,275)
-------------------------------------------------------------
    Expenses paid indirectly                             (116)
=============================================================
    Net expenses                                    1,104,541
=============================================================
Net investment income                               1,788,118
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (14,724,522)
-------------------------------------------------------------
  Foreign currencies                                   18,364
-------------------------------------------------------------
  Futures contracts                                (1,425,872)
-------------------------------------------------------------
  Option contracts written                             46,894
=============================================================
                                                  (16,085,136)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (4,128,565)
-------------------------------------------------------------
  Foreign currencies                                      284
-------------------------------------------------------------
  Futures contracts                                   (35,779)
=============================================================
                                                   (4,164,060)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                (20,249,196)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(18,461,078)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                             AIM V.I. BALANCED FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,788,118    $  2,291,059
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (16,085,136)     (9,282,433)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (4,164,060)     (4,254,811)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (18,461,078)    (11,246,185)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (2,269,083)     (1,807,108)
------------------------------------------------------------------------------------------
  Series II                                                        (18,693)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (1,822,445)     32,754,770
------------------------------------------------------------------------------------------
  Series II                                                        775,141              --
==========================================================================================
    Net increase (decrease) in net assets                      (21,796,158)     19,701,477
==========================================================================================

NET ASSETS:

  Beginning of year                                            105,394,757      85,693,280
==========================================================================================
  End of year                                                 $ 83,598,599    $105,394,757
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $115,469,762    $116,517,075
------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,821,292       2,226,310
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (28,577,873)    (12,398,106)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and futures contracts        (5,114,582)       (950,522)
==========================================================================================
                                                              $ 83,598,599    $105,394,757
__________________________________________________________________________________________
==========================================================================================

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Currently SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as

                             AIM V.I. BALANCED FUND
     of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs. The difference between the selling price and the future repurchase price is recorded as an adjustment to Interest Income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The fund will segregate assets to cover its obligations under dollar roll transactions.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be

                             AIM V.I. BALANCED FUND
     exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premiums whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,275.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $270,132, of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,338 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $639.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,733 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $116 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $116.

                             AIM V.I. BALANCED FUND

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --       $     --
----------------------------------------------------------
Written                                 582         73,773
----------------------------------------------------------
Closed                                 (298)       (37,802)
----------------------------------------------------------
Exercised                              (131)       (19,594)
----------------------------------------------------------
Expired                                (153)       (16,377)
==========================================================
End of year                              --       $     --
__________________________________________________________
==========================================================

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $1,035,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                UNREALIZED
                        NO. OF       MONTH/        MARKET      APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
----------------------------------------------------------------------------
S&P 500 Index             11       Mar-03/Long   $2,416,975     $(36,514)
____________________________________________________________________________
============================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from:
Ordinary income                        $2,287,776    $1,807,108
_______________________________________________________________
===============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                  $ (5,550,960)
-------------------------------------------------------------
Undistributed ordinary income                       1,876,984
-------------------------------------------------------------
Post-October capital loss deferral                   (600,292)
-------------------------------------------------------------
Temporary book/tax differences                        (26,964)
-------------------------------------------------------------
Capital loss carryforward                         (27,569,931)
-------------------------------------------------------------
Shares of beneficial interest                     115,469,762
=============================================================
                                                 $ 83,598,599
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, bond premium amortization and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $237.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $ 2,283,751
-----------------------------------------------------------
December 31, 2009                                9,069,227
-----------------------------------------------------------
December 31, 2010                               16,216,953
===========================================================
                                               $27,569,931
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $78,405,711 and $80,570,361, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 2,802,599
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (8,353,796)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(5,551,197)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $89,652,974.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization, paydowns on mortgage backed securities and foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $94,640, undistributed net realized gains decreased by $94,631 and shares of beneficial interest decreased by $9. This reclassification had no effect on the net assets of the Fund.

                             AIM V.I. BALANCED FUND

NOTE 11--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,829,800    $ 17,783,774    3,315,299    $38,177,054
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      91,699         849,224           --             --
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       259,028       2,269,083      170,643      1,807,109
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                       2,139          18,693           --             --
====================================================================================================================
Reacquired:
  Series I                                                    (2,334,627)    (21,875,302)    (646,498)    (7,229,393)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (9,890)        (92,776)          --             --
====================================================================================================================
                                                                (161,851)   $ (1,047,304)   2,839,444    $32,754,770
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on January 24, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                                                                                     MAY 1, 1998
                                                                                                                        (DATE
                                                                                                                     OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,                      COMMENCED) TO
                                                         ----------------------------------------------------       DECEMBER 31,
                                                          2002           2001            2000          1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.84       $  12.46         $ 13.04       $ 11.14          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.18(a)        0.27(a)(b)      0.37(a)       0.31(a)          0.12
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (2.02)         (1.70)          (0.93)         1.83             1.18
=================================================================================================================================
    Total from investment operations                       (1.84)         (1.43)          (0.56)         2.14             1.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.25)         (0.19)          (0.02)        (0.17)           (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --             --              --         (0.07)           (0.02)
=================================================================================================================================
    Total distributions                                    (0.25)         (0.19)          (0.02)        (0.24)           (0.16)
=================================================================================================================================
Net asset value, end of period                           $  8.75       $  10.84         $ 12.46       $ 13.04          $ 11.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (17.02)%       (11.43)%         (4.28)%       19.31%           13.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $82,866       $105,395         $85,693       $48,307          $10,343
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.17%(d)       1.12%           1.10%         1.21%            1.18%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.17%(d)       1.12%           1.10%         1.31%            2.83%(e)
=================================================================================================================================
Ratio of net investment income to average net assets        1.90%(d)       2.37%(b)        2.80%         2.66%            3.71%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       90%            55%             49%           57%               9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $94,009,578.
(e)  Annualized.

                             AIM V.I. BALANCED FUND

                                                                 SERIES II
                                                              ----------------
                                                              JANUARY 24, 2002
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                                DECEMBER 31,
                                                              ----------------
Net asset value, beginning of period                              $ 10.70
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.14(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.86)
==============================================================================
    Total from investment operations                                (1.72)
==============================================================================
Less distributions from net investment income                       (0.25)
==============================================================================
Net asset value, end of period                                    $  8.73
______________________________________________________________________________
==============================================================================
Total return(b)                                                    (16.12)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   733
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:                             1.42%(c)
==============================================================================
Ratio of net investment income to average net assets                 1.65%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                90%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $273,650.

                             AIM V.I. BALANCED FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Basic Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Basic Value Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                           AIM V.I. BASIC VALUE FUND

Schedule of Investments

December 31, 2002

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-84.54%

Advertising-5.03%

Interpublic Group of Cos., Inc. (The)            305,000   $  4,294,400
-----------------------------------------------------------------------
Omnicom Group Inc.                                91,150      5,888,290
=======================================================================
                                                             10,182,690
=======================================================================

Aerospace & Defense-1.06%

Honeywell International Inc.                      89,400      2,145,600
=======================================================================

Apparel Retail-3.06%

Gap, Inc. (The)                                  399,000      6,192,480
=======================================================================

Banks-6.30%

Bank of America Corp.                             65,000      4,522,050
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 172,600      4,135,496
-----------------------------------------------------------------------
Bank One Corp.                                   112,100      4,097,255
=======================================================================
                                                             12,754,801
=======================================================================

Building Products-4.13%

American Standard Cos. Inc.(a)                    61,550      4,378,667
-----------------------------------------------------------------------
Masco Corp.                                      189,550      3,990,027
=======================================================================
                                                              8,368,694
=======================================================================

Data Processing Services-4.38%

Ceridian Corp.(a)                                261,450      3,770,109
-----------------------------------------------------------------------
First Data Corp.                                 143,850      5,093,728
=======================================================================
                                                              8,863,837
=======================================================================

Diversified Commercial Services-3.83%

Cendant Corp.(a)                                 209,750      2,198,180
-----------------------------------------------------------------------
H&R Block, Inc.                                  138,550      5,569,710
=======================================================================
                                                              7,767,890
=======================================================================

Diversified Financial Services-13.61%

Citigroup Inc.                                   151,650      5,336,563
-----------------------------------------------------------------------
Freddie Mac                                       92,700      5,473,935
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                          208,050      4,993,200
-----------------------------------------------------------------------
Janus Capital Group Inc.                         198,050      2,588,513
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        127,000      4,819,650
-----------------------------------------------------------------------
Morgan Stanley                                   108,950      4,349,284
=======================================================================
                                                             27,561,145
=======================================================================

Electric Utilities-1.08%

PG&E Corp.(a)                                    157,350      2,187,165
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

Electronic Equipment & Instruments-2.21%

Waters Corp.(a)                                  205,450   $  4,474,701
=======================================================================

Employment Services-0.81%

Robert Half International Inc.(a)                101,750      1,639,192
=======================================================================

Environmental Services-3.08%

Waste Management, Inc.                           272,500      6,245,700
=======================================================================

Food Retail-3.53%

Kroger Co. (The)(a)                              316,450      4,889,153
-----------------------------------------------------------------------
Safeway Inc.(a)                                   96,900      2,263,584
=======================================================================
                                                              7,152,737
=======================================================================

General Merchandise Stores-1.79%

Target Corp.                                     120,650      3,619,500
=======================================================================

Health Care Distributors & Services-3.53%

IMS Health Inc.                                  243,750      3,900,000
-----------------------------------------------------------------------
McKesson Corp.                                   120,100      3,246,303
=======================================================================
                                                              7,146,303
=======================================================================

Hotels, Resorts & Cruise Lines-1.57%

Starwood Hotels & Resorts Worldwide, Inc.        133,600      3,171,664
=======================================================================

Industrial Machinery-1.62%

Parker-Hannifin Corp.                             71,050      3,277,537
=======================================================================

Leisure Products-1.53%

Mattel, Inc.                                     162,000      3,102,300
=======================================================================

Life & Health Insurance-1.21%

UnumProvident Corp.                              139,950      2,454,723
=======================================================================

Managed Health Care-1.50%

UnitedHealth Group Inc.                           36,400      3,039,400
=======================================================================

Movies & Entertainment-1.75%

Walt Disney Co. (The)                            216,950      3,538,455
=======================================================================

Multi-Utilities & Unregulated Power-1.51%

Duke Energy Corp.                                157,050      3,068,757
=======================================================================

Oil & Gas Drilling-4.95%

ENSCO International Inc.                         198,150      5,835,518
-----------------------------------------------------------------------
Transocean Inc.                                  180,300      4,182,960
=======================================================================
                                                             10,018,478
=======================================================================

                           AIM V.I. BASIC VALUE FUND

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

Pharmaceuticals-2.07%

Wyeth                                            111,900   $  4,185,060
=======================================================================

Property & Casualty Insurance-2.41%

MGIC Investment Corp.                             48,950      2,021,635
-----------------------------------------------------------------------
Radian Group Inc.                                 77,100      2,864,265
=======================================================================
                                                              4,885,900
=======================================================================

Semiconductor Equipment-3.15%

Applied Materials, Inc.(a)                       220,000      2,866,600
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                        125,200      3,515,616
=======================================================================
                                                              6,382,216
=======================================================================

Systems Software-2.78%

Computer Associates International, Inc.          417,300      5,633,550
=======================================================================

Telecommunications Equipment-1.06%

Motorola, Inc.                                   247,250      2,138,713
=======================================================================
    Total Domestic Common Stocks (Cost
      $185,466,304)                                         171,199,188
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.61%

Bermuda-8.23%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                   104,550      3,687,478
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Bermuda-(Continued)

Tyco International Ltd. (Industrial
  Conglomerates)                                 468,950   $  8,009,666
-----------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                       124,450      4,969,289
=======================================================================
                                                             16,666,433
=======================================================================

Cayman Islands-2.36%

ACE Ltd. (Property & Casualty Insurance)         163,300      4,791,222
=======================================================================

Netherlands-1.02%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)    116,700      2,063,256
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $25,169,150)                           23,520,911
=======================================================================

MONEY MARKET FUNDS-8.07%

STIC Liquid Assets Portfolio(b)                8,169,237      8,169,237
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        8,169,237      8,169,237
=======================================================================
    Total Money Market Funds (Cost
      $16,338,474)                                           16,338,474
=======================================================================
TOTAL INVESTMENTS-104.22% (Cost $226,973,928)               211,058,573
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.22%)                        (8,545,100)
=======================================================================
NET ASSETS-100.00%                                         $202,513,473
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                           AIM V.I. BASIC VALUE FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $226,973,928)                    $211,058,573
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       231,508
--------------------------------------------------------------------------------
  Fund shares sold                                                       629,499
--------------------------------------------------------------------------------
  Dividends                                                              285,926
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                  3,739
--------------------------------------------------------------------------------
Other assets                                                                 756
================================================================================
    Total assets                                                     212,210,001
________________________________________________________________________________
================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                9,417,309
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  69,021
--------------------------------------------------------------------------------
  Deferred compensation plan                                               3,739
--------------------------------------------------------------------------------
Accrued administrative services fees                                      96,723
--------------------------------------------------------------------------------
Accrued distribution fees -- Series II                                    50,776
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                6,787
--------------------------------------------------------------------------------
Accrued operating expenses                                                52,173
================================================================================
    Total liabilities                                                  9,696,528
================================================================================
Net assets applicable to shares outstanding                         $202,513,473
________________________________________________________________________________
================================================================================

NET ASSETS:

Series I                                                            $ 97,916,361
________________________________________________________________________________
================================================================================
Series II                                                           $104,597,112
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                                              12,273,863
________________________________________________________________________________
================================================================================
Series II                                                             13,138,621
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       7.98
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       7.96
________________________________________________________________________________
================================================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,823)                $  1,101,710
--------------------------------------------------------------------------------
Dividends from affiliated money market funds                             128,175
================================================================================
    Total investment income                                            1,229,885
================================================================================

EXPENSES:

Advisory fees                                                            665,840
--------------------------------------------------------------------------------
Administrative services fees                                             261,045
--------------------------------------------------------------------------------
Custodian fees                                                            67,243
--------------------------------------------------------------------------------
Distribution fees -- Series II                                            80,129
--------------------------------------------------------------------------------
Transfer agent fees                                                       18,642
--------------------------------------------------------------------------------
Trustees' fees                                                             9,083
--------------------------------------------------------------------------------
Other                                                                     42,798
================================================================================
    Total expenses                                                     1,144,780
================================================================================
Less: Fees waived                                                           (909)
--------------------------------------------------------------------------------
    Expenses paid indirectly                                                (123)
================================================================================
    Net expenses                                                       1,143,748
================================================================================
Net investment income                                                     86,137
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                   (5,434,212)
--------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
  securities                                                         (16,952,445)
================================================================================
Net gain (loss) from investment securities                           (22,386,657)
================================================================================
Net increase (decrease) in net assets resulting from operations     $(22,300,520)
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                           AIM V.I. BASIC VALUE FUND

Statement of Changes in Net Assets

For the year ended December 31, 2002 and the period September 10, 2001 (date operations commenced) to December 31, 2001

                                                         2002           2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                              $     86,137    $     7,048
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                         (5,434,212)      (112,647)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities           (16,952,445)     1,037,090
================================================================================
    Net increase (decrease) in net assets resulting
     from operations                                  (22,300,520)       931,491
================================================================================
Distributions to shareholders from net investment
  income:
  Series I                                                 (1,149)       (18,751)
--------------------------------------------------------------------------------
  Series II                                                (1,176)          (380)
--------------------------------------------------------------------------------
Share transactions-net:
  Series I                                             95,319,632     18,738,090
--------------------------------------------------------------------------------
  Series II                                           109,345,836        500,400
================================================================================
    Net increase in net assets                        182,362,623     20,150,850
================================================================================

NET ASSETS:

  Beginning of year                                    20,150,850             --
================================================================================
  End of year                                        $202,513,473    $20,150,850
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                      $223,892,597    $19,227,129
--------------------------------------------------------------------------------
  Undistributed net investment income                      83,090           (722)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities                              (5,546,859)      (112,647)
--------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities                             (15,915,355)     1,037,090
================================================================================
                                                     $202,513,473    $20,150,850
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                           AIM V.I. BASIC VALUE FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

                           AIM V.I. BASIC VALUE FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily nest assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $909.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $261,045 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $9,120 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $80,129.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,740 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $123 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $123.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the periods ended December 31, 2002 and 2001 was as follows:

                                                                2002      2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income                                              $2,325    $19,131
________________________________________________________________________________
================================================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                                       $     88,664
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                (16,204,126)
--------------------------------------------------------------------------------
Temporary book/tax differences                                            (5,574)
--------------------------------------------------------------------------------
Capital loss carryforward                                             (5,258,088)
--------------------------------------------------------------------------------
Shares of beneficial interest                                        223,892,597
================================================================================
                                                                    $202,513,473
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

                           AIM V.I. BASIC VALUE FUND

  The Fund's capital loss carryforward expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
December 31, 2009                                                    $    4,100
--------------------------------------------------------------------------------
December 31, 2010                                                     5,253,988
================================================================================
                                                                     $5,258,088
________________________________________________________________________________
================================================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $217,211,924 and $19,035,877, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities        $  3,085,466
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (19,289,592)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                      $(16,204,126)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $227,262,699.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the year ended December 31, 2002 and the period September 10, 2001 (date operations commenced) to December 31, 2001 were as follows:

                                    2002                          2001
                         ---------------------------    ------------------------
                           SHARES          AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
Sold:
  Series I               11,859,976     $108,027,378    1,956,344    $19,139,289
--------------------------------------------------------------------------------
  Series II              13,491,664      112,789,473       50,002        500,020
================================================================================
Issued as reinvestment
  of dividends:
  Series I                      143            1,149        1,886         18,751
--------------------------------------------------------------------------------
  Series II                     147            1,176           38            380
================================================================================
Reacquired:
  Series I               (1,501,923)     (12,708,895)     (42,563)      (419,950)
--------------------------------------------------------------------------------
  Series II                (403,230)      (3,444,813)          --             --
================================================================================
                         23,446,777     $204,665,468    1,965,707    $19,238,490
________________________________________________________________________________
================================================================================

                           AIM V.I. BASIC VALUE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         SERIES I
                                           -------------------------------------
                                                              SEPTEMBER 10, 2001
                                                              (DATE OPERATIONS
                                           YEAR ENDED         COMMENCED) TO
                                           DECEMBER 31,       DECEMBER 31,
                                              2002                2001
--------------------------------------------------------------------------------
Net asset value, beginning of period          $  10.25             $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.02(a)             0.01
--------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)               (2.29)               0.25
================================================================================
    Total from investment operations             (2.27)               0.26
================================================================================
Less distributions from net investment
  income                                         (0.00)              (0.01)
================================================================================
Net asset value, end of period                $   7.98             $ 10.25
________________________________________________________________________________
================================================================================
Total return(b)                                 (22.15)%              2.63%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $ 97,916             $19,638
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and expense
    reimbursements                                1.16%(c)            1.27%(d)
--------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                1.16%(c)            2.61%(d)
================================================================================
Ratio of net investment income to
  average net assets                              0.18%(c)            0.28%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                             22%                  4%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $59,788,335.
(d)  Annualized.

                           AIM V.I. BASIC VALUE FUND


                                                          SERIES II
                                              ----------------------------------
                                                              SEPTEMBER 10, 2001
                                                              (DATE OPERATIONS
                                              YEAR ENDED      COMMENCED) TO
                                              DECEMBER 31,    DECEMBER 31,
                                                 2002             2001
--------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.25            $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.01)(a)          0.00
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (2.28)             0.26
================================================================================
    Total from investment operations               (2.29)             0.26
================================================================================
Less distributions from net investment
  income                                           (0.00)            (0.01)
================================================================================
Net asset value, end of period                  $   7.96            $10.25
________________________________________________________________________________
================================================================================
Total return(b)                                   (22.34)%            2.58%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $104,597            $  513
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                                  1.41%(c)          1.44%(d)
--------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                  1.41%(c)          2.88%(d)
================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.07)%(c)         0.12%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                               22%                4%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $32,051,622.
(d)  Annualized.

                           AIM V.I. BASIC VALUE FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Blue Chip Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the three year period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Blue Chip Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the three year period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                            AIM V.I. BLUE CHIP FUND

Schedule of Investments

December 31, 2002

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.50%

Advertising-0.46%

Omnicom Group Inc.                                  4,700        $   303,620
============================================================================

Aerospace & Defense-2.24%

Lockheed Martin Corp.                              10,800            623,700
----------------------------------------------------------------------------
United Technologies Corp.                          13,700            848,578
============================================================================
                                                                   1,472,278
============================================================================

Aluminum-0.55%

Alcoa Inc.                                         16,000            364,480
============================================================================

Apparel Retail-0.70%

Gap, Inc. (The)                                    21,100            327,472
----------------------------------------------------------------------------
Limited Brands                                      9,500            132,335
============================================================================
                                                                     459,807
============================================================================

Banks-5.16%

Bank of America Corp.                              19,500          1,356,615
----------------------------------------------------------------------------
Fifth Third Bancorp                                14,700            860,685
----------------------------------------------------------------------------
Wells Fargo & Co.                                  25,100          1,176,437
============================================================================
                                                                   3,393,737
============================================================================

Biotechnology-1.31%

Amgen Inc.(a)                                      17,800            860,452
============================================================================

Brewers-0.76%

Anheuser-Busch Cos., Inc.                          10,300            498,520
============================================================================

Broadcasting & Cable TV-0.98%

Clear Channel Communications, Inc.(a)              17,200            641,388
============================================================================

Building Products-0.58%

Masco Corp.                                        18,200            383,110
============================================================================

Computer Hardware-3.38%

Dell Computer Corp.(a)                             42,400          1,133,776
----------------------------------------------------------------------------
Hewlett-Packard Co.                                19,800            343,728
----------------------------------------------------------------------------
International Business Machines Corp.               9,600            744,000
============================================================================
                                                                   2,221,504
============================================================================

Data Processing Services-2.27%

First Data Corp.                                   25,000            885,250
----------------------------------------------------------------------------
Fiserv, Inc.(a)                                    17,800            604,310
============================================================================
                                                                   1,489,560
============================================================================

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------

Department Stores-1.00%

Kohl's Corp.(a)                                    11,800        $   660,210
============================================================================

Diversified Chemicals-0.26%

Du Pont (E. I.) de Nemours & Co.                    4,000            169,600
============================================================================

Diversified Financial Services-11.69%

American Express Co.                               20,600            728,210
----------------------------------------------------------------------------
Citigroup Inc.                                     54,600          1,921,374
----------------------------------------------------------------------------
Fannie Mae                                         16,000          1,029,280
----------------------------------------------------------------------------
Freddie Mac                                        14,900            879,845
----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     9,200            626,520
----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            20,600            494,400
----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          17,200            652,740
----------------------------------------------------------------------------
Morgan Stanley                                     20,600            822,352
----------------------------------------------------------------------------
SLM Corp.                                           5,100            529,686
============================================================================
                                                                   7,684,407
============================================================================

Electric Utilities-1.02%

FPL Group, Inc.                                     5,700            342,741
----------------------------------------------------------------------------
Southern Co. (The)                                 11,500            326,485
============================================================================
                                                                     669,226
============================================================================

Food Distributors-1.30%

Sysco Corp.                                        28,600            851,994
============================================================================

General Merchandise Stores-4.24%

Costco Wholesale Corp.(a)                           6,300            176,778
----------------------------------------------------------------------------
Target Corp.                                       21,400            642,000
----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              39,000          1,969,890
============================================================================
                                                                   2,788,668
============================================================================

Health Care Distributors & Services-1.21%

Cardinal Health, Inc.                              13,400            793,146
============================================================================

Health Care Equipment-4.17%

Boston Scientific Corp.(a)                         15,300            650,556
----------------------------------------------------------------------------
Medtronic, Inc.                                    24,500          1,117,200
----------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          10,600            421,032
----------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           13,300            552,216
============================================================================
                                                                   2,741,004
============================================================================

Health Care Facilities-1.27%

HCA Inc.                                           20,200            838,300
============================================================================

                            AIM V.I. BLUE CHIP FUND

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------

Home Improvement Retail-1.54%

Home Depot, Inc. (The)                             42,400        $ 1,015,904
============================================================================

Hotels, Resorts & Cruise Lines-0.75%

Carnival Corp. (Panama)                            19,900            496,505
============================================================================

Household Products-2.78%

Colgate-Palmolive Co.                              16,000            838,880
----------------------------------------------------------------------------
Procter & Gamble Co. (The)                         11,500            988,310
============================================================================
                                                                   1,827,190
============================================================================

Industrial Conglomerates-2.89%

General Electric Co.                               78,000          1,899,300
============================================================================

Industrial Gases-0.67%

Air Products & Chemicals, Inc.                     10,300            440,325
============================================================================

Integrated Oil & Gas-3.17%

Exxon Mobil Corp.                                  59,700          2,085,918
============================================================================

Integrated Telecommunication Services-1.85%

AT&T Corp.                                         11,300            295,043
----------------------------------------------------------------------------
BellSouth Corp.                                     8,000            206,960
----------------------------------------------------------------------------
SBC Communications Inc.                            26,400            715,704
============================================================================
                                                                   1,217,707
============================================================================

Life & Health Insurance-0.66%

Prudential Financial, Inc.                         13,700            434,838
============================================================================

Managed Health Care-1.31%

UnitedHealth Group Inc.                            10,300            860,050
============================================================================

Motorcycle Manufacturers-0.38%

Harley-Davidson, Inc.                               5,400            249,480
============================================================================

Movies & Entertainment-1.74%

Viacom Inc.-Class B(a)                             28,000          1,141,280
============================================================================

Multi-Line Insurance-1.86%

American International Group, Inc.                 21,200          1,226,420
============================================================================

Multi-Utilities & Unregulated Power-0.49%

Duke Energy Corp.                                  16,600            324,364
============================================================================

Networking Equipment-2.05%

Cisco Systems, Inc.(a)                            103,100          1,350,610
============================================================================

Oil & Gas Drilling-1.66%

ENSCO International Inc.                           15,500            456,475
----------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               11,500            405,605
----------------------------------------------------------------------------

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------
Oil & Gas Drilling-(Continued)

Transocean Inc.                                    10,000        $   232,000
============================================================================
                                                                   1,094,080
============================================================================

Oil & Gas Equipment & Services-0.66%

Schlumberger Ltd. (Netherlands)                    10,300            433,527
============================================================================

Pharmaceuticals-10.06%

Allergan, Inc.                                     10,300            593,486
----------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        6,300            618,786
----------------------------------------------------------------------------
Johnson & Johnson                                  36,500          1,960,415
----------------------------------------------------------------------------
Pfizer Inc.                                        72,000          2,201,040
----------------------------------------------------------------------------
Pharmacia Corp.                                    12,300            514,140
----------------------------------------------------------------------------
Wyeth                                              19,500            729,300
============================================================================
                                                                   6,617,167
============================================================================

Railroads-0.60%

Canadian National Railway Co. (Canada)              9,500            394,820
============================================================================

Semiconductor Equipment-1.75%

Applied Materials, Inc.(a)                         61,300            798,739
----------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                10,000            353,700
============================================================================
                                                                   1,152,439
============================================================================

Semiconductors-4.02%

Analog Devices, Inc.(a)                            17,200            410,564
----------------------------------------------------------------------------
Intel Corp.                                        36,300            565,191
----------------------------------------------------------------------------
Linear Technology Corp.                            10,900            280,348
----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                     3,700            122,248
----------------------------------------------------------------------------
Microchip Technology Inc.                          22,900            559,905
----------------------------------------------------------------------------
Micron Technology, Inc.(a)                         18,500            180,190
----------------------------------------------------------------------------
Texas Instruments Inc.                             19,700            295,697
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                    11,300            232,780
============================================================================
                                                                   2,646,923
============================================================================

Soft Drinks-1.61%

Coca-Cola Co. (The)                                13,700            600,334
----------------------------------------------------------------------------
PepsiCo, Inc.                                      10,800            455,976
============================================================================
                                                                   1,056,310
============================================================================

Specialty Stores-0.79%

Bed Bath & Beyond Inc.(a)                          15,000            517,950
============================================================================

Systems Software-4.59%

Microsoft Corp.(a)                                 45,800          2,367,860
----------------------------------------------------------------------------
Oracle Corp.(a)                                    42,000            453,600
----------------------------------------------------------------------------
VERITAS Software Corp.(a)                          12,600            196,812
============================================================================
                                                                   3,018,272
============================================================================

                            AIM V.I. BLUE CHIP FUND

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------

Telecommunications Equipment-0.44%

Nokia Oyj-ADR (Finland)                            18,700        $   289,850
============================================================================

Wireless Telecommunication Services-0.63%

Vodafone Group PLC-ADR (United Kingdom)            22,700            411,324
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $70,865,788)                                61,487,564
============================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.76%

1.18%, 03/20/03 (Cost $498,722)(b)             $  500,000(c)         498,722
============================================================================

                                               PRINCIPAL
                                                 AMOUNT

                                                                   MARKET
                                                 SHARES             VALUE
----------------------------------------------------------------------------
MONEY MARKET FUNDS-5.80%

STIC Liquid Assets Portfolio(d)                 1,909,358        $ 1,909,358
----------------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,909,358          1,909,358
============================================================================
    Total Money Market Funds (Cost
      $3,818,716)                                                  3,818,716
============================================================================
TOTAL INVESTMENTS-100.06% (Cost $75,183,226)                      65,805,002
============================================================================
OTHER ASSETS LESS LIABILITIES-(0.06%)                                (42,170)
============================================================================
NET ASSETS-100.00%                                               $65,762,832
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) The principal amount was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                            AIM V.I. BLUE CHIP FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $75,183,226)  $65,805,002
------------------------------------------------------------
Receivables for:
  Investments sold                                    45,143
------------------------------------------------------------
  Variation margin                                     3,150
------------------------------------------------------------
  Fund shares sold                                    16,304
------------------------------------------------------------
  Dividends                                           45,598
------------------------------------------------------------
Investment for deferred compensation plan             12,345
------------------------------------------------------------
Other assets                                             320
============================================================
    Total assets                                  65,927,862
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              87,096
------------------------------------------------------------
  Deferred compensation plan                          12,345
------------------------------------------------------------
Accrued administrative services fees                  38,959
------------------------------------------------------------
Accrued distribution fees -- Series II                   135
------------------------------------------------------------
Accrued transfer agent fees                            2,608
------------------------------------------------------------
Accrued operating expenses                            23,887
============================================================
    Total liabilities                                165,030
============================================================
Net assets applicable to shares outstanding      $65,762,832
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $65,489,539
____________________________________________________________
============================================================
Series II                                        $   273,293
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                          12,471,076
____________________________________________________________
============================================================
Series II                                             52,142
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.25
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      5.24
____________________________________________________________
============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,215)                                        $    680,703
-------------------------------------------------------------
Dividends from affiliated money market funds           58,196
-------------------------------------------------------------
Interest                                                8,533
=============================================================
    Total investment income                           747,432
=============================================================

EXPENSES:

Advisory fees                                         486,916
-------------------------------------------------------------
Administrative services fees                          207,856
-------------------------------------------------------------
Custodian fees                                         34,528
-------------------------------------------------------------
Distribution fees -- Series II                            211
-------------------------------------------------------------
Transfer agent fees                                    11,536
-------------------------------------------------------------
Trustees' fees                                          8,963
-------------------------------------------------------------
Other                                                  16,352
=============================================================
    Total expenses                                    766,362
=============================================================
Less: Fees waived                                        (602)
-------------------------------------------------------------
    Expenses paid indirectly                              (14)
=============================================================
    Net expenses                                      765,746
=============================================================
Net investment income (loss)                          (18,314)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (15,554,771)
-------------------------------------------------------------
  Futures contracts                                   539,706
=============================================================
                                                  (15,015,065)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (4,604,566)
-------------------------------------------------------------
  Futures contracts                                  (783,346)
=============================================================
                                                   (5,387,912)
=============================================================
Net gain (loss) from investment securities and
  futures contracts                               (20,402,977)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(20,421,291)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                            AIM V.I. BLUE CHIP FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002           2001
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (18,314)   $   (74,326)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                          (15,015,065)    (7,619,531)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (5,387,912)    (2,129,492)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (20,421,291)    (9,823,349)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --         (8,180)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      25,763,748     40,173,563
-----------------------------------------------------------------------------------------
  Series II                                                        291,643             --
=========================================================================================
    Net increase in net assets                                   5,634,100     30,342,034
=========================================================================================

NET ASSETS:

  Beginning of year                                             60,128,732     29,786,698
=========================================================================================
  End of year                                                 $ 65,762,832    $60,128,732
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 98,767,349    $72,726,131
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (16,520)       (12,379)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (23,566,459)    (8,551,394)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (9,421,538)    (4,033,626)
=========================================================================================
                                                              $ 65,762,832    $60,128,732
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.
                            AIM V.I. BLUE CHIP FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's primary investment objective is to achieve long-term growth of capital, with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

                            AIM V.I. BLUE CHIP FUND

     The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $602.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $207,856 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $7,059 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $211.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $14 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $14.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--FUTURES CONTRACTS

On December 31, 2002, $148,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                                UNREALIZED
                        NO. OF       MONTH/        MARKET      APPRECIATION
CONTRACT               CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
----------------------------------------------------------------------------
S&P 500 Futures            9       Mar-03/Long   $1,977,525      $(43,314)
____________________________________________________________________________
============================================================================

                            AIM V.I. BLUE CHIP FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                             2002      2001
------------------------------------------------------------
Distributions paid from ordinary income      $ --     $8,180
____________________________________________________________
============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                  $(14,448,449)
-------------------------------------------------------------
Temporary book/tax differences                        (16,520)
-------------------------------------------------------------
Capital loss carryforward                         (17,599,890)
-------------------------------------------------------------
Post-October capital loss deferral                   (939,658)
-------------------------------------------------------------
Shares of beneficial interest                      98,767,349
=============================================================
                                                 $ 65,762,832
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $   427,121
-----------------------------------------------------------
December 31, 2009                                5,392,628
-----------------------------------------------------------
December 31, 2010                               11,780,141
===========================================================
                                               $17,599,890
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $48,772,639 and $23,424,530, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $  1,232,562
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (15,681,011)
-------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                          $(14,448,449)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $80,253,451.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating losses on December 31, 2002, undistributed net investment income was increased by $14,173 and shares of beneficial interest decreased by $14,173. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION


Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     7,212,098    $ 43,703,169     6,509,601    $49,761,632
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      59,871         337,748            --             --
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --         1,178          8,180
=====================================================================================================================
Reacquired:
  Series I                                                    (3,203,422)    (17,939,421)   (1,292,618)    (9,596,249)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (7,729)        (46,105)           --             --
=====================================================================================================================
                                                               4,060,818    $ 26,055,391     5,218,161    $40,173,563
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II shares commenced sales on March 13, 2002.

                            AIM V.I. BLUE CHIP FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                              -----------------------------------------------------
                                                                                                  DECEMBER 29, 1999
                                                                                                  (DATE OPERATIONS
                                                                  YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                              --------------------------------      DECEMBER 31,
                                                               2002          2001       2000            1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.11       $  9.18    $ 10.00         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.00(a)      (0.01)      0.02(a)        0.00
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.86)        (2.06)     (0.84)          0.00
===================================================================================================================
    Total from investment operations                            (1.86)        (2.07)     (0.82)          0.00
===================================================================================================================
Net asset value, end of period                                $  5.25       $  7.11    $  9.18         $10.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (26.16)%      (22.54)%    (8.18)%         0.00
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $65,490       $60,129    $29,787         $1,000
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.18%(c)      1.26%      1.31%          1.30%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.18%(c)      1.26%      2.13%         12.49%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.03)%(c)    (0.17)%     0.07%          3.07%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            38%           19%        15%            --
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are based on average daily net assets of $64,837,979.
(d)  Annualized.

                                                                SERIES II
                                                              --------------
                                                              MARCH 13, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
----------------------------------------------------------------------------
Net asset value, beginning of period                             $  7.00
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.75)
============================================================================
    Total from investment operations                               (1.76)
============================================================================
Net asset value, end of period                                   $  5.24
____________________________________________________________________________
============================================================================
Total return(b)                                                   (25.14)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $   273
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             1.43%(c)
============================================================================
Ratio of net investment income (loss) to average net assets        (0.28)%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               38%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $104,902.

                            AIM V.I. BLUE CHIP FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                       AIM V.I. CAPITAL APPRECIATION FUND

Schedule of Investments

December 31, 2002

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.27%

Advertising-1.38%

Lamar Advertising Co.(a)                          323,700   $ 10,892,505
========================================================================

Aerospace & Defense-4.63%

L-3 Communications Holdings, Inc.(a)              196,400      8,820,324
------------------------------------------------------------------------
Lockheed Martin Corp.                             323,700     18,693,675
------------------------------------------------------------------------
Northrop Grumman Corp.                             91,700      8,894,900
========================================================================
                                                              36,408,899
========================================================================

Airlines-0.57%

Southwest Airlines Co.                            323,700      4,499,430
========================================================================

Apparel Retail-2.50%

Gap, Inc. (The)                                   426,100      6,613,072
------------------------------------------------------------------------
Limited Brands                                    323,700      4,509,141
------------------------------------------------------------------------
Ross Stores, Inc.                                  54,400      2,306,016
------------------------------------------------------------------------
TJX Cos., Inc. (The)                              319,500      6,236,640
========================================================================
                                                              19,664,869
========================================================================

Application Software-2.05%

Electronic Arts Inc.(a)                           118,700      5,907,699
------------------------------------------------------------------------
Intuit Inc.(a)                                    163,600      7,676,112
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       86,700      2,570,655
========================================================================
                                                              16,154,466
========================================================================

Banks-3.00%

Bank of America Corp.                              81,300      5,656,041
------------------------------------------------------------------------
Fifth Third Bancorp                               138,100      8,085,755
------------------------------------------------------------------------
Washington Mutual, Inc.                           213,000      7,354,890
------------------------------------------------------------------------
Wells Fargo & Co.                                  53,200      2,493,484
========================================================================
                                                              23,590,170
========================================================================

Biotechnology-2.45%

Amgen Inc.(a)                                     214,600     10,373,764
------------------------------------------------------------------------
Cephalon, Inc.(a)                                  54,100      2,632,939
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           78,300      2,662,200
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     108,100      3,585,677
========================================================================
                                                              19,254,580
========================================================================

Broadcasting & Cable TV-1.47%

Clear Channel Communications, Inc.(a)             161,300      6,014,877
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     80,900      1,662,495
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          159,700      3,912,650
========================================================================
                                                              11,590,022
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Casinos & Gambling-0.65%

MGM Mirage Inc.(a)                                155,000   $  5,110,350
========================================================================

Computer & Electronics Retail-1.50%

CDW Computer Centers, Inc.(a)                     269,000     11,795,650
========================================================================

Computer Hardware-2.18%

Dell Computer Corp.(a)                            431,600     11,540,984
------------------------------------------------------------------------
Hewlett-Packard Co.                               323,700      5,619,432
========================================================================
                                                              17,160,416
========================================================================

Construction, Farm Machinery & Heavy
  Trucks-0.79%

Deere & Co.                                       134,900      6,185,165
========================================================================

Consumer Finance-0.71%

MBNA Corp.                                        292,950      5,571,909
========================================================================

Data Processing Services-3.12%

Concord EFS, Inc.(a)                              161,900      2,548,306
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   647,412     21,979,637
========================================================================
                                                              24,527,943
========================================================================

Department Stores-0.58%

Kohl's Corp.(a)                                    81,600      4,565,520
========================================================================

Derivatives-0.97%

Nasdaq-100 Index Tracking Stock(a)                312,900      7,634,760
========================================================================

Diversified Financial Services-5.95%

Citigroup Inc.                                    129,500      4,557,105
------------------------------------------------------------------------
Fannie Mae                                         55,100      3,544,583
------------------------------------------------------------------------
Freddie Mac                                        81,400      4,806,670
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    80,900      5,509,290
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         162,400      6,163,080
------------------------------------------------------------------------
Moody's Corp.                                     200,300      8,270,387
------------------------------------------------------------------------
Morgan Stanley                                    155,700      6,215,544
------------------------------------------------------------------------
SLM Corp.                                          74,700      7,758,342
========================================================================
                                                              46,825,001
========================================================================

Drug Retail-0.81%

Walgreen Co.                                      217,600      6,351,744
========================================================================

Electronic Equipment & Instruments-0.93%

Molex Inc.                                        161,900      3,730,176
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   319,500      3,572,010
========================================================================
                                                               7,302,186
========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Employment Services-0.66%

Robert Half International Inc.(a)                 323,100   $  5,205,141
========================================================================

Food Distributors-0.50%

Sysco Corp.                                       133,100      3,965,049
========================================================================

General Merchandise Stores-2.12%

Family Dollar Stores, Inc.                        188,800      5,892,448
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             213,000     10,758,630
========================================================================
                                                              16,651,078
========================================================================

Health Care Distributors & Services-1.40%

AdvancePCS(a)                                      98,000      2,176,580
------------------------------------------------------------------------
Cardinal Health, Inc.                             149,500      8,848,905
========================================================================
                                                              11,025,485
========================================================================

Health Care Equipment-3.54%

Biomet, Inc.                                      406,925     11,662,470
------------------------------------------------------------------------
Medtronic, Inc.                                   220,400     10,050,240
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         155,200      6,164,544
========================================================================
                                                              27,877,254
========================================================================

Health Care Facilities-1.53%

HCA Inc.                                          146,000      6,059,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A        336,200      6,017,980
========================================================================
                                                              12,076,980
========================================================================

Home Improvement Retail-1.16%

Lowe's Cos., Inc.                                 242,800      9,105,000
========================================================================

Homebuilding-1.51%

Centex Corp.                                       64,700      3,247,940
------------------------------------------------------------------------
D.R. Horton, Inc.                                 129,500      2,246,825
------------------------------------------------------------------------
Lennar Corp.                                       64,700      3,338,520
------------------------------------------------------------------------
Pulte Homes, Inc.                                  63,900      3,058,893
========================================================================
                                                              11,892,178
========================================================================

Household Products-1.70%

Clorox Co. (The)                                   80,900      3,337,125
------------------------------------------------------------------------
Procter & Gamble Co. (The)                        117,100     10,063,574
========================================================================
                                                              13,400,699
========================================================================

Housewares & Specialties-0.75%

Newell Rubbermaid Inc.                            194,200      5,890,086
========================================================================

Industrial Conglomerates-0.68%

3M Co.                                             43,200      5,326,560
========================================================================

Industrial Machinery-0.45%

Danaher Corp.                                      54,000      3,547,800
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Integrated Oil & Gas-0.44%

Exxon Mobil Corp.                                  98,000   $  3,424,120
========================================================================

Internet Retail-0.47%

eBay Inc.(a)                                       54,000      3,662,280
========================================================================

IT Consulting & Services-1.05%

Affiliated Computer Services, Inc.-Class A(a)      47,400      2,495,610
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      244,000      5,748,640
========================================================================
                                                               8,244,250
========================================================================

Life & Health Insurance-0.39%

AFLAC Inc.                                        102,500      3,087,300
========================================================================

Managed Health Care-2.99%

Caremark Rx, Inc.(a)                              539,500      8,766,875
------------------------------------------------------------------------
UnitedHealth Group Inc.                            71,400      5,961,900
------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 123,400      8,781,144
========================================================================
                                                              23,509,919
========================================================================

Motorcycle Manufacturers-1.42%

Harley-Davidson, Inc.                             241,400     11,152,680
========================================================================

Movies & Entertainment-0.24%

Viacom Inc.-Class B(a)                             47,000      1,915,720
========================================================================

Multi-Line Insurance-1.94%

American International Group, Inc.                263,400     15,237,690
========================================================================

Networking Equipment-1.44%

Cisco Systems, Inc.(a)                            863,200     11,307,920
========================================================================

Oil & Gas Drilling-1.36%

Nabors Industries, Ltd. (Bermuda)(a)              107,900      3,805,633
------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                   107,900      3,792,685
------------------------------------------------------------------------
Transocean Inc.                                   133,100      3,087,920
========================================================================
                                                              10,686,238
========================================================================

Oil & Gas Equipment & Services-0.80%

Smith International, Inc.(a)                       95,800      3,124,996
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        79,900      3,190,407
========================================================================
                                                               6,315,403
========================================================================

Oil & Gas Exploration & Production-0.39%

Apache Corp.                                       54,000      3,077,460
========================================================================

Packaged Foods & Meats-0.54%

General Mills, Inc.                                54,000      2,535,300
------------------------------------------------------------------------
Unilever PLC (United Kingdom)                     177,400      1,689,814
========================================================================
                                                               4,225,114
========================================================================

Personal Products-0.52%

Gillette Co. (The)                                134,900      4,095,564
========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

Pharmaceuticals-6.41%

Forest Laboratories, Inc.(a)                       76,800   $  7,543,296
------------------------------------------------------------------------
Johnson & Johnson                                  77,100      4,141,041
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           215,800     10,718,786
------------------------------------------------------------------------
Pfizer Inc.                                       616,600     18,849,462
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        239,000      9,227,790
========================================================================
                                                              50,480,375
========================================================================

Property & Casualty Insurance-0.24%

XL Capital Ltd.-Class A (Bermuda)                  24,200      1,869,450
========================================================================

Publishing-0.49%

Gannett Co., Inc.                                  54,000      3,877,200
========================================================================

Restaurants-2.70%

Brinker International, Inc.(a)                    292,500      9,433,125
------------------------------------------------------------------------
Darden Restaurants, Inc.                          161,900      3,310,855
------------------------------------------------------------------------
Outback Steakhouse, Inc.                          161,000      5,544,840
------------------------------------------------------------------------
Wendy's International, Inc.                       108,500      2,937,095
========================================================================
                                                              21,225,915
========================================================================

Semiconductor Equipment-4.62%

Applied Materials, Inc.(a)                        814,600     10,614,238
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               187,700      6,638,949
------------------------------------------------------------------------
Lam Research Corp.(a)                             431,600      4,661,280
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         323,700      9,089,496
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 412,800      5,370,528
========================================================================
                                                              36,374,491
========================================================================

Semiconductors-7.26%

Altera Corp.(a)                                   481,200      5,938,008
------------------------------------------------------------------------
Analog Devices, Inc.(a)                           381,000      9,094,470
------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             238,600      1,997,082
------------------------------------------------------------------------
Intel Corp.                                       326,500      5,083,605
------------------------------------------------------------------------
Linear Technology Corp.                           277,400      7,134,728
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   215,800      7,130,032
------------------------------------------------------------------------
Microchip Technology Inc.                         606,025     14,817,311
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
Semiconductors-(Continued)

Micron Technology, Inc.(a)                        323,700   $  3,152,838
------------------------------------------------------------------------
Texas Instruments Inc.                            185,900      2,790,359
========================================================================
                                                              57,138,433
========================================================================

Soft Drinks-1.08%

Coca-Cola Co. (The)                               194,200      8,509,844
========================================================================

Specialty Stores-2.88%

Bed Bath & Beyond Inc.(a)                         280,600      9,689,118
------------------------------------------------------------------------
CarMax, Inc.(a)                                   107,900      1,929,252
------------------------------------------------------------------------
Office Depot, Inc.(a)                             215,800      3,185,208
------------------------------------------------------------------------
Staples, Inc.(a)                                  430,200      7,872,660
========================================================================
                                                              22,676,238
========================================================================

Systems Software-3.54%

Microsoft Corp.(a)                                539,500     27,892,150
========================================================================

Telecommunications Equipment-0.49%

Motorola, Inc.                                    450,000      3,892,500
========================================================================

Tobacco-0.50%

Philip Morris Cos. Inc.                            97,600      3,955,728
========================================================================

Wireless Telecommunication Services-0.83%

Nextel Communications, Inc.-Class A(a)            312,200      3,605,910
------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)             1,618,730      2,954,679
========================================================================
                                                               6,560,589
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $800,418,311)                          765,443,466
========================================================================

MONEY MARKET FUNDS-3.16%

STIC Liquid Assets Portfolio(b)                12,440,001     12,440,001
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        12,440,001     12,440,001
========================================================================
    Total Money Market Funds (Cost
      $24,880,002)                                            24,880,002
========================================================================
TOTAL INVESTMENTS-100.43% (Cost $825,298,313)                790,323,468
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.43%)                         (3,392,591)
========================================================================
NET ASSETS-100.00%                                          $786,930,877
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $825,298,313)                                  $790,323,468
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                    295,888
-------------------------------------------------------------
  Dividends                                           319,087
-------------------------------------------------------------
  Amount due from advisor                              10,914
-------------------------------------------------------------
Investment for deferred compensation plan              44,480
-------------------------------------------------------------
Other assets                                            4,271
=============================================================
     Total assets                                 790,998,108
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             2,264,397
-------------------------------------------------------------
  Fund shares reacquired                            1,148,789
-------------------------------------------------------------
  Deferred compensation plan                           44,480
-------------------------------------------------------------
Accrued administrative services fees                  427,182
-------------------------------------------------------------
Accrued distribution fees -- Series II                 12,611
-------------------------------------------------------------
Accrued transfer agent fees                            30,955
-------------------------------------------------------------
Accrued operating expenses                            138,817
=============================================================
     Total liabilities                              4,067,231
=============================================================
Net assets applicable to shares outstanding      $786,930,877
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $763,038,338
_____________________________________________________________
=============================================================
Series II                                        $ 23,892,539
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           46,438,631
_____________________________________________________________
=============================================================
Series II                                           1,459,034
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      16.43
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      16.38
_____________________________________________________________
=============================================================


Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $20,133)                                      $   4,988,342
-------------------------------------------------------------
Dividends from affiliated money market funds          560,811
=============================================================
    Total investment income                         5,549,153
=============================================================

EXPENSES:

Advisory fees                                       5,887,471
-------------------------------------------------------------
Administrative services fees                        1,965,766
-------------------------------------------------------------
Custodian fees                                        139,417
-------------------------------------------------------------
Distribution fees -- Series II                         29,774
-------------------------------------------------------------
Transfer agent fees                                    97,877
-------------------------------------------------------------
Trustees' fees                                         13,857
-------------------------------------------------------------
Other                                                  98,440
=============================================================
    Total expenses                                  8,232,602
=============================================================
Less: Fees waived                                      (6,569)
-------------------------------------------------------------
    Expenses paid indirectly                             (399)
=============================================================
    Net expenses                                    8,225,634
=============================================================
Net investment income (loss)                       (2,676,481)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (155,802,654)
-------------------------------------------------------------
  Foreign currencies                                   (9,494)
=============================================================
                                                 (155,812,148)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (118,601,496)
-------------------------------------------------------------
  Foreign currencies                                      403
=============================================================
                                                 (118,601,093)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (274,413,241)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(277,089,722)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                   2002              2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (2,676,481)   $   (2,701,518)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (155,812,148)     (228,295,601)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (118,601,093)     (130,556,561)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (277,089,722)     (361,553,680)
==============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                --       (93,353,689)
----------------------------------------------------------------------------------------------
  Series II                                                               --          (235,797)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (123,222,717)       81,141,922
----------------------------------------------------------------------------------------------
  Series II                                                       23,479,493         3,556,366
==============================================================================================
    Net increase (decrease) in net assets                       (376,832,946)     (370,444,878)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,163,763,823     1,534,208,701
==============================================================================================
  End of year                                                 $  786,930,877    $1,163,763,823
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,242,488,118    $1,344,898,013
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (92,938)          (73,633)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (420,489,854)     (264,687,201)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            (34,974,449)       83,626,644
==============================================================================================
                                                              $  786,930,877    $1,163,763,823
______________________________________________________________________________________________
==============================================================================================

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the

                       AIM V.I. CAPITAL APPRECIATION FUND
     pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $6,569.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies

                       AIM V.I. CAPITAL APPRECIATION FUND
that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $1,965,766 of which AIM retained $172,093 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $53,537 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $29,774.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $4,440 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $399 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $399.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                           2002       2001
--------------------------------------------------------------
Distributions paid from:
  Long-term capital gain                   $--     $93,589,486
______________________________________________________________
==============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $  (41,070,176)
-------------------------------------------------------------
Capital loss carryforward                        (411,162,152)
-------------------------------------------------------------
Post-October capital loss deferral                 (3,231,975)
-------------------------------------------------------------
Post-October currency loss deferral                    (9,502)
-------------------------------------------------------------
Temporary book/tax differences                        (83,436)
-------------------------------------------------------------
Shares of beneficial interest                   1,242,488,118
=============================================================
                                               $  786,930,877
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $396.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                             CAPITAL LOSS
EXPIRATION                                   CARRYFORWARD
---------------------------------------------------------
December 31, 2009                            $254,717,808
---------------------------------------------------------
December 31, 2010                             156,444,344
=========================================================
                                             $411,162,152
_________________________________________________________
=========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $625,333,312 and $726,993,216, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  92,934,486
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (134,005,058)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $ (41,070,572)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $831,394,040.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and foreign currency transactions on December 31, 2002, undistributed net investment income
(loss) was increased by $2,657,176, undistributed net realized gains (losses) increased by $9,495 and shares of beneficial interest decreased by $2,666,671. This reclassification had no effect on the net assets of the Fund.

NOTE 9--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --       $     --
----------------------------------------------------------
Written                                 154         39,577
----------------------------------------------------------
Exercised                              (154)       (39,577)
==========================================================
End of year                              --       $     --
__________________________________________________________
==========================================================


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     10,379,924    $ 195,828,397     11,408,354    $ 289,501,205
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                    1,386,641       24,993,930        154,482        3,376,463
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --      4,384,861       93,353,689
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           --               --         11,086          235,797
==========================================================================================================================
Reacquired:
  Series I                                                    (17,365,036)    (319,051,114)   (12,117,352)    (301,712,972)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (90,181)      (1,514,437)        (2,994)         (55,894)
==========================================================================================================================
                                                               (5,688,652)   $ (99,743,224)     3,838,437    $  84,698,288
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002            2001            2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  21.72       $    30.84      $    35.58    $    25.20    $  21.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)        (0.05)(a)       (0.05)        (0.02)       0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.24)           (7.17)          (3.79)        11.17        4.12
=================================================================================================================================
    Total from investment operations                             (5.29)           (7.22)          (3.84)        11.15        4.14
=================================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --              --         (0.02)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --            (1.90)          (0.90)        (0.75)      (0.65)
=================================================================================================================================
    Total distributions                                             --            (1.90)          (0.90)        (0.77)      (0.69)
=================================================================================================================================
Net asset value, end of period                                $  16.43       $    21.72      $    30.84    $    35.58    $  25.20
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 (24.35)%         (23.28)%        (10.91)%       44.61%      19.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $763,038       $1,160,236      $1,534,209    $1,131,217    $647,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           0.85%(c)         0.85%           0.82%         0.73%       0.67%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(c)       (0.22)%         (0.17)%       (0.06)%      0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             67%              65%             98%           65%         83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $948,502,072.

                                                                          SERIES II
                                                              ----------------------------------
                                                                                 AUGUST 21, 2001
                                                                                   (DATE SALES
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,        DECEMBER 31,
                                                                  2002                2001
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.70              $23.19
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)(a)           (0.04)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (5.23)               0.45
================================================================================================
    Total from investment operations                              (5.32)               0.41
================================================================================================
Less distributions from net realized gains                           --               (1.90)
================================================================================================
Net asset value, end of period                                  $ 16.38              $21.70
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  (24.52)%              1.94%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $23,893              $3,527
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                            1.10%(c)            1.09%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.52)%(c)          (0.46)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              67%                 65%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $11,909,687.
(d)  Annualized.

                       AIM V.I. CAPITAL APPRECIATION FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                       AIM V.I. CAPITAL DEVELOPMENT FUND

Schedule of Investments

December 31, 2002

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-80.97%

Advertising-1.11%

Lamar Advertising Co.(a)                          27,950   $   940,517
======================================================================

Air Freight & Logistics-2.14%

C.H. Robinson Worldwide, Inc.                     36,600     1,141,920
----------------------------------------------------------------------
Ryder System, Inc.                                30,100       675,444
======================================================================
                                                             1,817,364
======================================================================

Apparel Retail-0.75%

Ross Stores, Inc.                                 15,000       635,850
======================================================================

Application Software-2.34%

Fair, Issac and Co., Inc.                         25,700     1,097,390
----------------------------------------------------------------------
J.D. Edwards & Co.(a)                             42,800       482,784
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               22,200       406,260
======================================================================
                                                             1,986,434
======================================================================

Banks-1.44%

Compass Bancshares, Inc.                          19,600       612,892
----------------------------------------------------------------------
Huntington Bancshares Inc.                        32,500       608,075
======================================================================
                                                             1,220,967
======================================================================

Broadcasting & Cable TV-1.39%

Cox Radio, Inc.-Class A(a)                        30,200       688,862
----------------------------------------------------------------------
Entercom Communications Corp.(a)                  10,500       492,660
======================================================================
                                                             1,181,522
======================================================================

Building Products-1.03%

American Standard Cos. Inc.(a)                    12,300       875,022
======================================================================

Commercial Printing-0.00%

American Bank Note Holographics, Inc.-Wts.,
  expiring 06/18/03(a)                                74             2
======================================================================

Computer & Electronics Retail-1.88%

Best Buy Co., Inc.(a)                             36,000       869,400
----------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                     16,700       732,295
======================================================================
                                                             1,601,695
======================================================================

Consumer Finance-1.00%

AmeriCredit Corp.(a)                              57,600       445,824
----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $212,100)(a)(b)                  21,000       262,710
----------------------------------------------------------------------
Saxon Capital, Inc.(a)                            11,600       145,116
======================================================================
                                                               853,650
======================================================================

Data Processing Services-6.00%

Alliance Data Systems Corp.(a)                    56,800     1,006,496
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
Data Processing Services-(Continued)

BISYS Group, Inc. (The)(a)                        50,000   $   795,000
----------------------------------------------------------------------
Ceridian Corp.(a)                                 46,000       663,320
----------------------------------------------------------------------
Certegy Inc.(a)                                   37,550       921,853
----------------------------------------------------------------------
DST Systems, Inc.(a)                              13,900       494,145
----------------------------------------------------------------------
Iron Mountain Inc.(a)                             36,925     1,218,894
======================================================================
                                                             5,099,708
======================================================================

Diversified Financial Services-2.15%

Affiliated Managers Group, Inc.(a)                 9,300       467,790
----------------------------------------------------------------------
LaBranche & Co. Inc.(a)                           16,100       428,904
----------------------------------------------------------------------
Principal Financial Group, Inc.                   30,900       931,017
======================================================================
                                                             1,827,711
======================================================================

Electric Utilities-1.01%

FPL Group, Inc.                                   14,300       859,859
======================================================================

Electrical Components & Equipment-1.36%

Rockwell Automation, Inc.                         56,000     1,159,760
======================================================================

Electronic Equipment & Instruments-4.84%

Amphenol Corp.-Class A(a)                         18,800       714,400
----------------------------------------------------------------------
Tektronix, Inc.(a)                                38,900       707,591
----------------------------------------------------------------------
Thermo Electron Corp.(a)                          44,600       897,352
----------------------------------------------------------------------
Varian Inc.(a)                                    33,600       963,984
----------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   25,800       288,444
----------------------------------------------------------------------
Waters Corp.(a)                                   24,700       537,966
======================================================================
                                                             4,109,737
======================================================================

Environmental Services-1.06%

Republic Services, Inc.(a)                        43,000       902,140
======================================================================

Food Distributors-0.92%

Performance Food Group Co.(a)                     23,100       784,453
======================================================================

Food Retail-0.51%

Winn-Dixie Stores, Inc.                           28,400       433,952
======================================================================

Footwear-1.04%

Reebok International Ltd.(a)                      30,100       884,940
======================================================================

Forest Products-0.52%

Louisiana-Pacific Corp.(a)                        54,700       440,882
======================================================================

Gas Utilities-1.01%

Kinder Morgan, Inc.                               20,400       862,308
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

General Merchandise Stores-1.21%

BJ's Wholesale Club, Inc.(a)                      10,200   $   186,660
----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       34,400       845,208
======================================================================
                                                             1,031,868
======================================================================

Gold-0.53%

Newmont Mining Corp.                              15,500       449,965
======================================================================

Health Care Distributors & Services-1.63%

AdvancePCS(a)                                     22,400       497,504
----------------------------------------------------------------------
Andrx Group(a)                                    26,900       394,623
----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          15,600       493,272
======================================================================
                                                             1,385,399
======================================================================

Health Care Equipment-2.02%

Bard (C.R.), Inc.                                 15,200       881,600
----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           27,700       833,216
======================================================================
                                                             1,714,816
======================================================================

Health Care Facilities-0.53%

LifePoint Hospitals, Inc.(a)                      14,900       445,972
======================================================================

Household Appliances-1.95%

Black & Decker Corp. (The)                        15,200       651,928
----------------------------------------------------------------------
Snap-on Inc.                                      35,900     1,009,149
======================================================================
                                                             1,661,077
======================================================================

Industrial Machinery-3.47%

Flowserve Corp.(a)                                15,000       221,850
----------------------------------------------------------------------
Pall Corp.                                        52,600       877,368
----------------------------------------------------------------------
Parker-Hannifin Corp.                             19,100       881,083
----------------------------------------------------------------------
SPX Corp.(a)                                      25,900       969,955
======================================================================
                                                             2,950,256
======================================================================

Integrated Oil & Gas-0.84%

Murphy Oil Corp.                                  16,600       711,310
======================================================================

IT Consulting & Services-2.72%

Affiliated Computer Services, Inc.-Class A(a)      2,200       115,830
----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      21,100       497,116
----------------------------------------------------------------------
Titan Corp. (The)(a)                              87,100       905,840
----------------------------------------------------------------------
Unisys Corp.(a)                                   80,100       792,990
======================================================================
                                                             2,311,776
======================================================================

Leisure Products-1.77%

Brunswick Corp.                                   30,600       607,716
----------------------------------------------------------------------
Hasbro, Inc.                                      77,800       898,590
======================================================================
                                                             1,506,306
======================================================================

Life & Health Insurance-0.77%

Nationwide Financial Services, Inc.-Class A       22,900       656,085
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Managed Health Care-2.70%

Anthem, Inc.(a)                                   15,400   $   968,660
----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              47,500       771,875
----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     19,200       557,376
======================================================================
                                                             2,297,911
======================================================================

Movies & Entertainment-0.29%

Macrovision Corp.(a)                              15,200       243,808
======================================================================

Mutual Funds-1.49%

iShares Nasdaq Biotechnology Index Fund(a)         8,200       404,670
----------------------------------------------------------------------
S&P MidCap 400 Depositary Receipts Trust
  Series 1                                        11,000       865,150
======================================================================
                                                             1,269,820
======================================================================

Office Electronics-0.94%

Zebra Technologies Corp.-Class A(a)               13,900       796,470
======================================================================

Oil & Gas Drilling-1.17%

Pride International, Inc.(a)                      66,800       995,320
======================================================================

Oil & Gas Equipment & Services-1.61%

BJ Services Co.(a)                                27,600       891,756
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      53,200       477,204
======================================================================
                                                             1,368,960
======================================================================

Oil & Gas Exploration & Production-1.72%

Devon Energy Corp.                                16,500       757,350
----------------------------------------------------------------------
Ocean Energy, Inc.                                35,200       702,944
======================================================================
                                                             1,460,294
======================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.12%

Valero Energy Corp.                               25,800       953,052
======================================================================

Paper Products-1.23%

Bowater Inc.                                      24,900     1,044,555
======================================================================

Pharmaceuticals-2.74%

Allergan, Inc.                                    15,200       875,824
----------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            9,300       461,931
----------------------------------------------------------------------
Mylan Laboratories Inc.                           28,300       987,670
======================================================================
                                                             2,325,425
======================================================================

Property & Casualty Insurance-2.94%

PMI Group, Inc. (The)                             41,700     1,252,668
----------------------------------------------------------------------
Radian Group Inc.                                 33,500     1,244,525
======================================================================
                                                             2,497,193
======================================================================

Publishing-2.61%

Belo Corp.-Class A                                20,100       428,532
----------------------------------------------------------------------
Knight-Ridder, Inc.                               14,000       885,500
----------------------------------------------------------------------
New York Times Co. (The)-Class A                  19,700       900,881
======================================================================
                                                             2,214,913
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Real Estate Investment Trusts-3.13%

American Financial Realty Trust (Acquired
  09/04/02; Cost $883,000)(a)(b)                  88,300   $ 1,081,675
----------------------------------------------------------------------
FBR Asset Investment Corp.                        33,300     1,128,870
----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       18,900       446,040
======================================================================
                                                             2,656,585
======================================================================

Restaurants-1.57%

Brinker International, Inc.(a)                    28,100       906,225
----------------------------------------------------------------------
Ruby Tuesday, Inc.                                24,700       427,063
======================================================================
                                                             1,333,288
======================================================================

Semiconductors-0.88%

Microchip Technology Inc.                         30,700       750,615
======================================================================

Specialty Chemicals-1.19%

International Flavors & Fragrances Inc.           28,800     1,010,880
======================================================================

Specialty Stores-1.64%

Advance Auto Parts, Inc.(a)                       17,700       865,530
----------------------------------------------------------------------
Copart, Inc.(a)                                   44,700       529,248
======================================================================
                                                             1,394,778
======================================================================

Systems Software-1.06%

Adobe Systems Inc.                                12,800       318,848
----------------------------------------------------------------------
Symantec Corp.(a)                                 14,300       578,435
======================================================================
                                                               897,283
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $66,899,457)                   68,814,453
======================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-9.92%

Bermuda-3.06%

Everest Re Group, Ltd. (Reinsurance)               7,600       420,280
----------------------------------------------------------------------
PartnerRe Ltd. (Reinsurance)                      17,500       906,850
----------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Insurance Brokers)(a)                          23,600       621,860
----------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)(a)                                     22,600       647,942
======================================================================
                                                             2,596,932
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

Canada-1.84%

Biovail Corp. (Pharmaceuticals)(a)                10,600   $   279,946
----------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 25,000       352,500
----------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc.
  (Fertilizers & Agricultural Chemicals)          14,600       928,414
======================================================================
                                                             1,560,860
======================================================================

Cayman Islands-3.80%

ACE Ltd. (Property & Casualty Insurance)          13,607       399,230
----------------------------------------------------------------------
Garmin Ltd. (Consumer Electronics)(a)             31,000       908,300
----------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)(a)       38,900       946,048
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Property & Casualty
  Insurance)                                      12,600       973,350
======================================================================
                                                             3,226,928
======================================================================

France-0.47%

Business Objects S.A.-ADR (Application
  Software)(a)                                    26,700       400,500
======================================================================

South Africa-0.49%

AngloGold Ltd.-ADR (Gold)                         12,200       417,972
======================================================================

United Kingdom-0.26%

Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                            11,900       224,791
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $8,251,231)                            8,427,983
======================================================================

MONEY MARKET FUNDS-9.51%

STIC Liquid Assets Portfolio(c)                4,042,207     4,042,207
----------------------------------------------------------------------
STIC Prime Portfolio(c)                        4,042,207     4,042,207
======================================================================
    Total Money Market Funds (Cost
      $8,084,414)                                            8,084,414
======================================================================
TOTAL INVESTMENTS-100.40% (Cost $83,235,102)                85,326,850
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.40%)                         (340,384)
======================================================================
NET ASSETS-100.00%                                         $84,986,466
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $1,344,385, which represented 1.58% of the Fund's net assets. These securities may be considered illiquid.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $83,235,102)  $85,326,850
------------------------------------------------------------
Receivables for:
  Investments sold                                   107,973
------------------------------------------------------------
  Fund shares sold                                    10,198
------------------------------------------------------------
  Dividends                                           95,749
------------------------------------------------------------
Investment for deferred compensation plan             19,647
------------------------------------------------------------
Other assets                                             421
============================================================
     Total assets                                 85,560,838
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                              348,803
------------------------------------------------------------
  Fund shares reacquired                              78,340
------------------------------------------------------------
  Deferred compensation plan                          19,647
------------------------------------------------------------
Accrued administrative services fees                  91,182
------------------------------------------------------------
Accrued distribution fees -- Series II                 8,367
------------------------------------------------------------
Accrued transfer agent fees                            4,843
------------------------------------------------------------
Accrued operating expenses                            23,190
============================================================
     Total liabilities                               574,372
============================================================
Net assets applicable to shares outstanding      $84,986,466
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $70,017,654
____________________________________________________________
============================================================
Series II                                        $14,968,812
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,455,722
____________________________________________________________
============================================================
Series II                                          1,598,575
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      9.39
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      9.36
____________________________________________________________
============================================================


Statement of Operations
For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,439)                                        $    890,672
-------------------------------------------------------------
Dividends from affiliated money market funds          106,887
-------------------------------------------------------------
Interest                                                  108
=============================================================
    Total investment income                           997,667
=============================================================

EXPENSES:

Advisory fees                                         703,517
-------------------------------------------------------------
Administrative services fees                          275,694
-------------------------------------------------------------
Custodian fees                                         39,378
-------------------------------------------------------------
Distribution fees -- Series II                         21,457
-------------------------------------------------------------
Transfer agent fees                                    19,823
-------------------------------------------------------------
Trustees' fees                                          9,121
-------------------------------------------------------------
Other                                                  24,553
=============================================================
    Total expenses                                  1,093,543
=============================================================
Less: Fees waived                                      (1,117)
-------------------------------------------------------------
    Expenses paid indirectly                             (100)
=============================================================
    Net expenses                                    1,092,326
=============================================================
Net investment income (loss)                          (94,659)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (12,418,154)
-------------------------------------------------------------
  Foreign currencies                                   10,931
-------------------------------------------------------------
  Option contracts written                            143,158
=============================================================
                                                  (12,264,065)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (10,808,516)
-------------------------------------------------------------
  Foreign currencies                                      126
=============================================================
                                                  (10,808,390)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (23,072,455)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(23,167,114)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (94,659)   $   (138,787)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (12,264,065)    (11,864,022)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (10,808,390)      5,254,554
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (23,167,114)     (6,748,255)
==========================================================================================
Share transactions-net:
  Series I                                                      (1,892,798)     24,793,289
------------------------------------------------------------------------------------------
  Series II                                                     14,547,621       2,579,665
==========================================================================================
    Net increase (decrease) in net assets                      (10,512,291)     20,624,699
==========================================================================================

NET ASSETS:

  Beginning of year                                             95,498,757      74,874,058
==========================================================================================
  End of year                                                 $ 84,986,466    $ 95,498,757
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $112,686,465    $100,111,093
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (26,541)        (22,264)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (29,765,332)    (17,490,336)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           2,091,874      12,900,264
==========================================================================================
                                                              $ 84,986,466    $ 95,498,757
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

     The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $1,117.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $275,694 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $11,951 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $21,457.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,734 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $100 under an expense offset arrangement which resulted in a reduction of the Fund's expenses of $100.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
-----------------------------------------------------------
Beginning of year                        --       $      --
-----------------------------------------------------------
Written                                 516         163,010
-----------------------------------------------------------
Closed                                 (516)       (163,010)
===========================================================
End of year                              --       $      --
___________________________________________________________
===========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

  There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation -- investments           $  1,569,731
-------------------------------------------------------------
Temporary book/tax differences                        (26,541)
-------------------------------------------------------------
Capital loss carryforward                         (29,062,697)
-------------------------------------------------------------
Post-October capital loss deferral                   (180,492)
-------------------------------------------------------------
Shares of beneficial interest                     112,686,465
=============================================================
                                                 $ 84,986,466
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and other deferrals. The tax-basis unrealized appreciation on investments includes appreciation on foreign currencies of $126.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                          CAPITAL
                            LOSS
      EXPIRATION        CARRYFORWARD
------------------------------------
December 31, 2006       $   204,323
------------------------------------
December 31, 2007            82,869
------------------------------------
December 31, 2008         2,661,143
------------------------------------
December 31, 2009        13,961,443
------------------------------------
December 31, 2010        12,152,919
====================================
                        $29,062,697
____________________________________
====================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $115,204,833 and $106,896,020, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:


Aggregate unrealized appreciation of investment
  securities                                      $ 6,428,155
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (4,858,550)
=============================================================
Net unrealized appreciation of investment
  securities                                      $ 1,569,605
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $83,757,245.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating loss and foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $90,382, undistributed net realized gains decreased by $10,931 and shares of beneficial interest decreased by $79,451. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,632,368    $ 18,502,411    2,664,233    $32,507,353
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                   1,558,305      16,426,876      241,623      2,682,821
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                    (1,941,781)    (20,395,209)    (661,439)    (7,714,064)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (191,525)     (1,879,255)      (9,828)      (103,156)
====================================================================================================================
                                                               1,057,367    $ 12,654,823    2,234,589    $27,372,954
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                            ---------------------------------------------------------------------
                                                                                                                 MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                            ----------------------------------------------       DECEMBER 31,
                                                             2002          2001       2000          1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 11.94       $ 12.99    $ 11.89       $  9.21            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.01)(a)     (0.02)     (0.01)(a)     (0.03)(a)          0.03(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (2.54)        (1.03)      1.11          2.71             (0.78)
=================================================================================================================================
    Total from investment operations                          (2.55)        (1.05)      1.10          2.68             (0.75)
=================================================================================================================================
Less distributions from net investment income                    --            --         --            --             (0.04)
=================================================================================================================================
Net asset value, end of period                              $  9.39       $ 11.94    $ 12.99       $ 11.89            $ 9.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              (21.36)%       (8.08)%     9.25%        29.10%            (7.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $70,018       $92,732    $74,874       $11,035            $3,172
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.14%(c)      1.16%      1.19%         1.23%             1.21%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.14%(c)      1.16%      1.38%         3.42%             5.80%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.08)%(c)    (0.16)%    (0.07)%       (0.32)%            0.62%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         121%          125%       110%          132%               45%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $85,219,471.
(d)  Annualized.


                                                                              SERIES II
                                                                --------------------------------------
                                                                                AUGUST 21, 2001
                                                                                 (DATE SALES
                                                                YEAR ENDED      COMMENCED) TO
                                                                DECEMBER 31,     DECEMBER 31,
                                                                  2002               2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 11.94               $11.88
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)(a)            (0.01)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (2.55)                0.07
======================================================================================================
    Total from investment operations                                (2.58)                0.06
======================================================================================================
Net asset value, end of period                                    $  9.36               $11.94
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                    (21.61)%               0.50%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $14,969               $2,767
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                              1.39%(c)             1.41%(d)
======================================================================================================
Ratio of net investment income (loss) to average net assets         (0.33)%(c)           (0.41)%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate                                               121%                 125%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $8,582,831.
(d)  Annualized.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Core Equity Fund, formerly AIM V.I. Growth and Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Core Equity Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                           AIM V.I. CORE EQUITY FUND

Schedule of Investments

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.69%

Advertising-1.52%

Omnicom Group Inc.                                 327,400   $   21,150,040
===========================================================================

Aerospace & Defense-3.61%

Lockheed Martin Corp.                              107,300        6,196,575
---------------------------------------------------------------------------
Northrop Grumman Corp.                             230,000       22,310,000
---------------------------------------------------------------------------
Raytheon Co.                                       702,300       21,595,725
===========================================================================
                                                                 50,102,300
===========================================================================

Apparel Retail-1.38%

Limited Brands                                   1,374,000       19,139,820
===========================================================================

Banks-2.55%

Bank of America Corp.                              216,900       15,089,733
---------------------------------------------------------------------------
Washington Mutual, Inc.                            589,300       20,348,529
===========================================================================
                                                                 35,438,262
===========================================================================

Brewers-1.87%

Anheuser-Busch Cos., Inc.                          535,000       25,894,000
===========================================================================

Building Products-2.15%

American Standard Cos. Inc.(a)                     200,000       14,228,000
---------------------------------------------------------------------------
Masco Corp.                                        738,500       15,545,425
===========================================================================
                                                                 29,773,425
===========================================================================

Computer & Electronics Retail-1.11%

Best Buy Co., Inc.(a)                              640,000       15,456,000
===========================================================================

Computer Hardware-1.37%

International Business Machines Corp.              245,600       19,034,000
===========================================================================

Construction Materials-1.04%

Vulcan Materials Co.                               384,700       14,426,250
===========================================================================

Data Processing Services-2.20%

Automatic Data Processing, Inc.                    442,000       17,348,500
---------------------------------------------------------------------------
Convergys Corp.(a)                                 870,000       13,180,500
===========================================================================
                                                                 30,529,000
===========================================================================

Diversified Financial Services-3.53%

Citigroup Inc.                                     573,000       20,163,870
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Diversified Financial Services-(Continued)

Morgan Stanley                                     345,000   $   13,772,400
---------------------------------------------------------------------------
Principal Financial Group, Inc.                    497,200       14,980,636
===========================================================================
                                                                 48,916,906
===========================================================================

Electric Utilities-0.77%

FPL Group, Inc.                                     68,500        4,118,905
---------------------------------------------------------------------------
TXU Corp.                                          347,900        6,498,772
===========================================================================
                                                                 10,617,677
===========================================================================

Electrical Components & Equipment-1.48%

Emerson Electric Co.                               403,000       20,492,550
===========================================================================

Environmental Services-0.97%

Waste Management, Inc.                             589,300       13,506,756
===========================================================================

Food Retail-2.65%

Kroger Co. (The)(a)                              1,313,700       20,296,665
---------------------------------------------------------------------------
Safeway Inc.(a)                                    703,900       16,443,104
===========================================================================
                                                                 36,739,769
===========================================================================

Footwear-1.32%

NIKE, Inc.-Class B                                 410,700       18,263,829
===========================================================================

General Merchandise Stores-0.75%

Wal-Mart Stores, Inc.                              204,600       10,334,346
===========================================================================

Health Care Distributors & Services-1.01%

IMS Health Inc.                                    878,000       14,048,000
===========================================================================

Health Care Supplies-1.34%

Alcon, Inc. (Switzerland)(a)                       470,600       18,565,170
===========================================================================

Home Improvement Retail-1.01%

Home Depot, Inc. (The)                             585,000       14,016,600
===========================================================================

Hotels, Resorts & Cruise Lines-0.90%

Carnival Corp. (Panama)                            501,300       12,507,435
===========================================================================

Household Products-1.74%

Kimberly-Clark Corp.                               212,800       10,101,616
---------------------------------------------------------------------------

                           AIM V.I. CORE EQUITY FUND

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Household Products-(Continued)

Procter & Gamble Co. (The)                         163,700   $   14,068,378
===========================================================================
                                                                 24,169,994
===========================================================================

Industrial Machinery-2.61%

Dover Corp.                                        740,000       21,578,400
---------------------------------------------------------------------------
Illinois Tool Works Inc.                           225,100       14,599,986
===========================================================================
                                                                 36,178,386
===========================================================================

Integrated Oil & Gas-2.87%

ChevronTexaco Corp.                                212,800       14,146,944
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  735,000       25,680,900
===========================================================================
                                                                 39,827,844
===========================================================================

Integrated Telecommunication Services-0.77%

AT&T Corp.                                         410,000       10,705,100
===========================================================================

Leisure Products-0.78%

Mattel, Inc.                                       564,800       10,815,920
===========================================================================

Life & Health Insurance-1.11%

Prudential Financial, Inc.                         487,000       15,457,380
===========================================================================

Oil & Gas Drilling-1.08%

GlobalSantaFe Corp. (Cayman Islands)               613,900       14,930,048
===========================================================================

Oil & Gas Equipment & Services-1.14%

Baker Hughes Inc.                                  491,100       15,808,509
===========================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.21%

Valero Energy Corp.                                454,300       16,781,842
===========================================================================

Packaged Foods & Meats-10.85%

Campbell Soup Co.                                  482,900       11,333,663
---------------------------------------------------------------------------
ConAgra Foods, Inc.                              1,080,400       27,020,804
---------------------------------------------------------------------------
General Mills, Inc.                                789,900       37,085,805
---------------------------------------------------------------------------
Kellogg Co.                                        789,900       27,069,873
---------------------------------------------------------------------------
Kraft Foods Inc.-Class A                           511,600       19,916,588
---------------------------------------------------------------------------
Sara Lee Corp.                                   1,246,200       28,051,962
===========================================================================
                                                                150,478,695
===========================================================================

Personal Products-2.09%

Avon Products, Inc.                                280,000       15,083,600
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
Personal Products-(Continued)

Gillette Co. (The)                                 460,000   $   13,965,600
===========================================================================
                                                                 29,049,200
===========================================================================

Pharmaceuticals-7.94%

Abbott Laboratories                                323,300       12,932,000
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           595,000       13,774,250
---------------------------------------------------------------------------
Johnson & Johnson                                  243,500       13,078,385
---------------------------------------------------------------------------
Merck & Co. Inc.                                   200,500       11,350,305
---------------------------------------------------------------------------
Pfizer Inc.                                        806,200       24,645,534
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         384,700       14,853,267
---------------------------------------------------------------------------
Wyeth                                              520,000       19,448,000
===========================================================================
                                                                110,081,741
===========================================================================

Property & Casualty Insurance-3.13%

ACE Ltd. (Cayman Islands)                          340,000        9,975,600
---------------------------------------------------------------------------
MGIC Investment Corp.                              269,800       11,142,740
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)       350,482        5,134,561
---------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)       431,501        6,321,490
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)           140,000       10,815,000
===========================================================================
                                                                 43,389,391
===========================================================================

Publishing-1.02%

New York Times Co. (The)-Class A                   310,000       14,176,300
===========================================================================

Railroads-1.65%

Norfolk Southern Corp.                             546,000       10,914,540
---------------------------------------------------------------------------
Union Pacific Corp.                                200,500       12,003,935
===========================================================================
                                                                 22,918,475
===========================================================================

Restaurants-1.04%

McDonald's Corp.                                   900,000       14,472,000
===========================================================================

Semiconductor Equipment-0.76%

KLA-Tencor Corp.(a)                                300,000       10,611,000
===========================================================================

Semiconductors-3.61%

Intel Corp.                                      1,432,400       22,302,468
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)(a)                             927,400        6,538,170
---------------------------------------------------------------------------
Texas Instruments Inc.                             474,700        7,125,247
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                    681,400       14,036,840
===========================================================================
                                                                 50,002,725
===========================================================================

                           AIM V.I. CORE EQUITY FUND

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

Soft Drinks-1.01%

Coca-Cola Co. (The)                                320,000   $   14,022,400
===========================================================================

Specialty Chemicals-1.01%

Rohm & Haas Co.                                    429,700       13,956,656
===========================================================================

Systems Software-5.74%

Computer Associates International, Inc.          2,193,600       29,613,600
---------------------------------------------------------------------------
Microsoft Corp.(a)                                 670,000       34,639,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,416,000       15,292,800
===========================================================================
                                                                 79,545,400
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,342,984,723)                         1,216,331,141
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
CONVERTIBLE BONDS & NOTES-0.07%

Computer Hardware-0.07%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $14,364,365)(b)(c)(d)                        $18,500,000          980,500
===========================================================================
    Total Convertible Bonds & Notes (Cost
      $15,090,056)                                                  980,500
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-13.98%

STIC Liquid Assets Portfolio(e)                 96,918,925   $   96,918,925
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                         96,918,925       96,918,925
===========================================================================
    Total Money Market Funds (Cost
      $193,837,850)                                             193,837,850
===========================================================================
TOTAL INVESTMENTS-101.74% (Cost
  $1,551,912,629)                                             1,411,149,491
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.74%)                           (24,150,059)
===========================================================================
NET ASSETS-100.00%                                           $1,386,999,432
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of this security. The market value of this security at 12/31/02 was $980,500, which represented 0.07% of the Fund's net assets. This security is considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees and is considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                           AIM V.I. CORE EQUITY FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,551,912,629)                              $1,411,149,491
-------------------------------------------------------------
Receivables for:
  Investments sold                                 16,210,972
-------------------------------------------------------------
  Fund shares sold                                     20,801
-------------------------------------------------------------
  Dividends                                         1,555,252
-------------------------------------------------------------
  Amount due from advisor                              17,068
-------------------------------------------------------------
Investment for deferred compensation plan              54,631
-------------------------------------------------------------
Other assets                                            7,014
=============================================================
    Total assets                                1,429,015,229
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            39,102,175
-------------------------------------------------------------
  Fund shares reacquired                            1,543,345
-------------------------------------------------------------
  Deferred compensation plan                           54,631
-------------------------------------------------------------
Accrued administrative services fees                1,111,712
-------------------------------------------------------------
Accrued distribution fees -- Series II                  1,151
-------------------------------------------------------------
Accrued trustees' fees                                  2,291
-------------------------------------------------------------
Accrued transfer agent fees                             9,019
-------------------------------------------------------------
Accrued operating expenses                            191,473
=============================================================
    Total liabilities                              42,015,797
=============================================================
Net assets applicable to shares outstanding    $1,386,999,432
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,385,050,101
_____________________________________________________________
=============================================================
Series II                                      $    1,949,331
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           81,542,754
_____________________________________________________________
=============================================================
Series II                                             115,071
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        16.99
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        16.94
_____________________________________________________________
=============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $42,692)                                      $  20,698,808
-------------------------------------------------------------
Dividends from affiliated money market funds        3,069,565
-------------------------------------------------------------
Interest                                               28,714
=============================================================
    Total investment income                        23,797,087
=============================================================

EXPENSES:

Advisory fees                                       9,986,065
-------------------------------------------------------------
Administrative services fees                        2,744,082
-------------------------------------------------------------
Custodian fees                                         79,923
-------------------------------------------------------------
Distribution fees -- Series II                          3,059
-------------------------------------------------------------
Transfer agent fees                                    16,949
-------------------------------------------------------------
Trustees' fees                                         19,878
=============================================================
    Total expenses                                 12,849,956
=============================================================
Less: Fees waived                                     (26,617)
-------------------------------------------------------------
    Expenses paid indirectly                             (688)
=============================================================
    Net expenses                                   12,822,651
=============================================================
Net investment income                              10,974,436
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            69,759,670
-------------------------------------------------------------
  Foreign currencies                                   (1,395)
=============================================================
                                                   69,758,275
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (368,832,068)
-------------------------------------------------------------
  Foreign currencies                                    8,274
=============================================================
                                                 (368,823,794)
=============================================================
Net gain (loss) from investment securities
  and foreign currencies                         (299,065,519)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(288,091,083)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                           AIM V.I. CORE EQUITY FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                   2002              2001
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   10,974,436    $    2,586,850
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       69,758,275      (392,380,514)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (368,823,794)     (199,092,964)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (288,091,083)     (588,886,628)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (5,105,648)         (948,866)
----------------------------------------------------------------------------------------------
  Series II                                                           (7,025)             (176)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (238,832,022)       (7,547,466)
----------------------------------------------------------------------------------------------
  Series II                                                        1,760,027           396,298
==============================================================================================
    Net increase (decrease) in net assets                       (530,275,751)     (596,986,838)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,917,275,183     2,514,262,021
==============================================================================================
  End of year                                                 $1,386,999,432    $1,917,275,183
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,904,474,231    $2,141,546,226
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              8,358,703         2,347,997
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (385,070,590)     (454,679,922)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (140,762,912)      228,060,882
==============================================================================================
                                                              $1,386,999,432    $1,917,275,183
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.
                           AIM V.I. CORE EQUITY FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (formerly AIM V.I. Growth and Income Fund) (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's primary investment objective is growth of capital with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net

                           AIM V.I. CORE EQUITY FUND
     realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $26,617.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $2,744,082, of which AIM retained $274,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $21,632 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $3,059.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $5,610 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $688 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $688.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                           AIM V.I. CORE EQUITY FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                           2002         2001
--------------------------------------------------------------
Distributions paid from ordinary
  income                                $5,112,673    $949,042
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $   14,215,583
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (145,774,009)
-------------------------------------------------------------
Temporary book/tax differences                     (3,261,982)
-------------------------------------------------------------
Capital loss carryforward                        (371,505,954)
-------------------------------------------------------------
Post-October capital loss deferral                (11,148,437)
-------------------------------------------------------------
Shares of beneficial interest                   1,904,474,231
=============================================================
                                               $1,386,999,432
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds for tax purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $226.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation, retirement plan expenses and the treatment of defaulted bonds for tax purposes.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $    852,667
-----------------------------------------------------------
December 31, 2009                               370,653,287
===========================================================
                                               $371,505,954
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $1,660,222,608 and $2,026,242,309, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  45,493,583
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (191,267,818)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(145,774,235)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,556,923,726.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization and foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $148,943 and undistributed net realized gains (losses) decreased by $148,943.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      2,711,007    $  51,401,798     7,365,570    $ 166,787,363
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      131,069        2,388,530        21,324          426,369
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        299,627        5,105,648        48,068          948,866
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          413            7,025             9              176
=========================================================================================================================
Reacquired:
  Series I                                                    (16,363,086)    (295,339,468)   (8,516,539)    (175,283,695)
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (36,224)        (635,528)       (1,520)         (30,247)
=========================================================================================================================
                                                              (13,257,194)   $(237,071,995)   (1,083,088)   $  (7,151,168)
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Series II shares commenced sales on October 24, 2001.

                           AIM V.I. CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                   ------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    20.20       $    26.19       $    31.59       $    23.75       $    18.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.12(a)          0.03(b)          0.01(a)          0.06(a)          0.26(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (3.27)           (6.01)           (4.56)            8.05             4.95
=================================================================================================================================
    Total from investment operations                    (3.15)           (5.98)           (4.55)            8.11             5.21
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.06)           (0.01)           (0.04)           (0.16)           (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --               --            (0.81)           (0.11)           (0.24)
=================================================================================================================================
    Total distributions                                 (0.06)           (0.01)           (0.85)           (0.27)           (0.33)
=================================================================================================================================
Net asset value, end of period                     $    16.99       $    20.20       $    26.19       $    31.59       $    23.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (15.58)%         (22.83)%         (14.56)%          34.25%           27.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,385,050       $1,916,875       $2,514,262       $2,443,264       $1,262,059
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  0.78%(d)         0.82%            0.84%            0.77%            0.65%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 0.67%(d)         0.12%            0.04%            0.22%            1.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   113%              73%              75%              93%             140%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $1,642,287,403.


                                                                           SERIES II
                                                              -----------------------------------
                                                                                 OCTOBER 24, 2001
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2002                2001
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 20.19               $18.97
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.07(a)              0.00
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (3.26)                1.23
=================================================================================================
    Total from investment operations                              (3.19)                1.23
=================================================================================================
Less dividends from net investment income                         (0.06)               (0.01)
=================================================================================================
Net asset value, end of period                                  $ 16.94               $20.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  (15.79)%               6.49%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,949               $  400
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                            1.03%(c)             1.03%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets        0.42%(c)            (0.10)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                             113%                  73%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for all periods shown.
(c)  Ratios are based on average daily net assets of $1,223,417.
(d)  Annualized.

                           AIM V.I. CORE EQUITY FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Dent Demographic Trends Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the three year period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Dent Demographic Trends Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the three year period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                      AIM VI DENT DEMOGRAPHIC TRENDS FUND

Schedule of Investments

December 31, 2002

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.35%

Advertising-0.76%

Lamar Advertising Co.(a)                           8,600    $   289,390
=======================================================================

Airlines-0.52%

Ryanair Holdings PLC-ADR (Ireland)(a)              5,100        199,716
=======================================================================

Apparel Retail-2.18%

Gap, Inc. (The)                                   42,300        656,496
-----------------------------------------------------------------------
Too Inc.(a)                                        7,500        176,400
=======================================================================
                                                                832,896
=======================================================================

Apparel, Accessories & Luxury Goods-0.66%

Coach, Inc.(a)                                     7,700        253,484
=======================================================================

Application Software-1.77%

BEA Systems, Inc.(a)                              12,000        137,640
-----------------------------------------------------------------------
Intuit Inc.(a)                                     6,000        281,520
-----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               14,100        258,030
=======================================================================
                                                                677,190
=======================================================================

Automobile Manufacturers-0.54%

Porsche A.G.-Pfd. (Germany)                          500        207,850
=======================================================================

Banks-2.90%

Bank of America Corp.                              4,800        333,936
-----------------------------------------------------------------------
Kookmin Bank (South Korea)                        11,800        417,858
-----------------------------------------------------------------------
Synovus Financial Corp.                           18,500        358,900
=======================================================================
                                                              1,110,694
=======================================================================

Biotechnology-3.39%

Amgen Inc.(a)                                     14,100        681,594
-----------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                          6,000        230,880
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          11,300        384,200
=======================================================================
                                                              1,296,674
=======================================================================

Brewers-1.01%

Anheuser-Busch Cos., Inc.                          8,000        387,200
=======================================================================

Broadcasting & Cable TV-1.39%

Clear Channel Communications, Inc.(a)              8,200        305,778
-----------------------------------------------------------------------
Westwood One, Inc.(a)                              6,000        224,160
=======================================================================
                                                                529,938
=======================================================================

Catalog Retail-0.59%

USA Interactive(a)                                 9,900        226,314
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

Computer & Electronics Retail-1.02%

CDW Computer Centers, Inc.(a)                      8,900    $   390,265
=======================================================================

Computer Hardware-2.58%

Dell Computer Corp.(a)                            21,700        580,258
-----------------------------------------------------------------------
Hewlett-Packard Co.                               23,400        406,224
=======================================================================
                                                                986,482
=======================================================================

Consumer Finance-1.10%

MBNA Corp.                                        22,100        420,342
=======================================================================

Data Processing Services-1.20%

Fiserv, Inc.(a)                                   13,500        458,325
=======================================================================

Department Stores-0.78%

Kohl's Corp.(a)                                    5,300        296,535
=======================================================================

Diversified Commercial Services-0.58%

Apollo Group, Inc.-Class A(a)                      5,000        220,000
=======================================================================

Diversified Financial Services-7.24%

American Express Co.                              10,100        357,035
-----------------------------------------------------------------------
Citigroup Inc.                                    18,000        633,420
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   11,300        769,530
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                           21,300        511,200
-----------------------------------------------------------------------
Janus Capital Group Inc.                          15,800        206,506
-----------------------------------------------------------------------
SLM Corp.                                          2,800        290,808
=======================================================================
                                                              2,768,499
=======================================================================

Electronic Equipment & Instruments-1.32%

Molex Inc.-Class A                                11,900        236,691
-----------------------------------------------------------------------
Thermo Electron Corp.(a)                          13,300        267,596
=======================================================================
                                                                504,287
=======================================================================

Employment Services-1.02%

Robert Half International Inc.(a)                 24,200        389,862
=======================================================================

Food Distributors-0.62%

Sysco Corp.                                        7,900        235,341
=======================================================================

Food Retail-0.61%

Whole Foods Market, Inc.(a)(b)                     4,400        232,012
=======================================================================

General Merchandise Stores-1.68%

Family Dollar Stores, Inc.                         8,100        252,801
-----------------------------------------------------------------------
Target Corp.                                      13,000        390,000
=======================================================================
                                                                642,801
=======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

Health Care Distributors & Services-0.77%

AdvancePCS(a)                                     13,300    $   295,393
=======================================================================

Health Care Equipment-4.21%

Becton, Dickinson & Co.                            6,900        211,761
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                        11,500        488,980
-----------------------------------------------------------------------
Medtronic, Inc.                                    9,500        433,200
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    5,600        277,760
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           4,800        199,296
=======================================================================
                                                              1,610,997
=======================================================================

Health Care Facilities-0.60%

HCA Inc.                                           5,500        228,250
=======================================================================

Health Care Supplies-0.47%

Alcon, Inc. (Switzerland)(a)                       4,600        181,470
=======================================================================

Home Improvement Retail-0.75%

Home Depot, Inc. (The)                            12,000        287,520
=======================================================================

Hotels, Resorts & Cruise Lines-1.62%

Royal Caribbean Cruises Ltd. (Liberia)            14,200        237,140
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         16,100        382,214
=======================================================================
                                                                619,354
=======================================================================

Household Products-1.64%

Procter & Gamble Co. (The)                         7,300        627,362
=======================================================================

Integrated Telecommunication Services-0.77%

AT&T Corp.                                        11,300        295,043
=======================================================================

Internet Retail-1.64%

Amazon.com, Inc.(a)                               14,500        273,905
-----------------------------------------------------------------------
eBay Inc.(a)                                       5,200        352,664
=======================================================================
                                                                626,569
=======================================================================

Internet Software & Services-0.76%

Yahoo! Inc.(a)                                    17,700        289,395
=======================================================================

IT Consulting & Services-1.90%

Accenture Ltd.-Class A(a)                         12,000        215,880
-----------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      9,700        510,705
=======================================================================
                                                                726,585
=======================================================================

Life & Health Insurance-0.73%

AFLAC Inc.                                         9,300        280,116
=======================================================================

Managed Health Care-2.18%

Aetna Inc.                                         6,500        267,280
-----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              18,500        300,625
-----------------------------------------------------------------------
UnitedHealth Group Inc.                            3,200        267,200
=======================================================================
                                                                835,105
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

Motorcycle Manufacturers-0.72%

Harley-Davidson, Inc.                              6,000    $   277,200
=======================================================================

Movies & Entertainment-0.82%

Fox Entertainment Group, Inc.-Class A(a)          12,100        313,753
=======================================================================

Multi-Line Insurance-2.38%

American International Group, Inc.                 5,600        323,960
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      8,100        367,983
-----------------------------------------------------------------------
HCC Insurance Holdings, Inc.                       8,900        218,940
=======================================================================
                                                                910,883
=======================================================================

Networking Equipment-3.19%

Cisco Systems, Inc.(a)                            59,000        772,900
-----------------------------------------------------------------------
Juniper Networks, Inc.(a)                         28,200        191,760
-----------------------------------------------------------------------
McDATA Corp.-Class A(a)                           36,200        257,020
=======================================================================
                                                              1,221,680
=======================================================================

Packaged Foods & Meats-0.95%

Sara Lee Corp.                                    16,200        364,662
=======================================================================

Pharmaceuticals-10.99%

Allergan, Inc.                                     4,800        276,576
-----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       4,500        441,990
-----------------------------------------------------------------------
Johnson & Johnson                                  9,600        515,616
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                  4,400        279,400
-----------------------------------------------------------------------
Pfizer Inc.                                       21,700        663,369
-----------------------------------------------------------------------
Pharmacia Corp.                                   26,600      1,111,880
-----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      5,200        195,520
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         9,200        355,212
-----------------------------------------------------------------------
Wyeth                                              9,700        362,780
=======================================================================
                                                              4,202,343
=======================================================================

Publishing-0.49%

Tribune Co.                                        4,100        186,386
=======================================================================

Restaurants-1.13%

Brinker International, Inc.(a)                     7,200        232,200
-----------------------------------------------------------------------
Starbucks Corp.(a)                                 9,900        201,762
=======================================================================
                                                                433,962
=======================================================================

Semiconductor Equipment-4.69%

Applied Materials, Inc.(a)                        48,000        625,440
-----------------------------------------------------------------------
Entegris Inc.(a)                                  32,200        331,660
-----------------------------------------------------------------------
Lam Research Corp.(a)                             52,300        564,840
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                          9,700        272,376
=======================================================================
                                                              1,794,316
=======================================================================

Semiconductors-5.80%

Analog Devices, Inc.(a)                           14,100        336,567
-----------------------------------------------------------------------
Intel Corp.                                       23,100        359,667
-----------------------------------------------------------------------

                      AIM VI DENT DEMOGRAPHIC TRENDS FUND

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------
Semiconductors-(Continued)

Linear Technology Corp.                           10,900    $   280,348
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                    8,300        274,232
-----------------------------------------------------------------------
Microchip Technology Inc.                         14,100        344,745
-----------------------------------------------------------------------
Micron Technology, Inc.(a)                        17,700        172,398
-----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                   23,000        448,730
=======================================================================
                                                              2,216,687
=======================================================================

Specialty Stores-2.10%

Bed Bath & Beyond Inc.(a)                          8,100        279,693
-----------------------------------------------------------------------
Michaels Stores, Inc.(a)                           7,900        247,270
-----------------------------------------------------------------------
Weight Watchers International, Inc.(a)             6,000        275,820
=======================================================================
                                                                802,783
=======================================================================

Systems Software-7.20%

Computer Associates International, Inc.           30,200        407,700
-----------------------------------------------------------------------
Microsoft Corp.(a)                                29,800      1,540,660
-----------------------------------------------------------------------
Oracle Corp.(a)                                   48,300        521,640
-----------------------------------------------------------------------
Symantec Corp.(a)                                  7,000        283,150
=======================================================================
                                                              2,753,150
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
-----------------------------------------------------------------------

Telecommunications Equipment-0.98%

Nokia Oyj-ADR (Finland)                           24,200    $   375,100
=======================================================================

Wireless Telecommunication Services-1.41%

AT&T Wireless Services Inc.(a)                    32,200        181,930
-----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)            12,100        139,755
-----------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)           11,900        215,628
=======================================================================
                                                                537,313
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $37,215,989)                           36,849,474
=======================================================================

MONEY MARKET FUNDS-5.68%

STIC Liquid Assets Portfolio(c)                1,086,161      1,086,161
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,086,161      1,086,161
=======================================================================
    Total Money Market Funds (Cost
      $2,172,322)                                             2,172,322
=======================================================================
TOTAL INVESTMENTS-102.03% (Cost $39,388,311)                 39,021,796
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.03)%                          (776,966)
=======================================================================
NET ASSETS-100.00%                                          $38,244,830
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 6.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $39,388,311)                                   $39,021,796
------------------------------------------------------------
Foreign currencies, at value (cost $451)                 451
------------------------------------------------------------
Receivables for:
  Investments sold                                   341,409
------------------------------------------------------------
  Fund shares sold                                    80,157
------------------------------------------------------------
  Dividends                                           33,605
------------------------------------------------------------
Investment for deferred compensation plan             12,317
============================================================
    Total assets                                  39,489,735
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,146,059
------------------------------------------------------------
  Fund shares reacquired                              21,171
------------------------------------------------------------
  Options written (premiums received $5,713)           2,153
------------------------------------------------------------
  Deferred compensation plan                          12,317
------------------------------------------------------------
Accrued administrative services fees                  27,945
------------------------------------------------------------
Accrued distribution fees -- Series II                 3,804
------------------------------------------------------------
Accrued transfer agent fees                            2,495
------------------------------------------------------------
Accrued operating expenses                            28,961
============================================================
    Total liabilities                              1,244,905
============================================================
Net assets applicable to shares outstanding      $38,244,830
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $26,746,742
____________________________________________________________
============================================================
Series II                                        $11,498,088
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           7,049,630
____________________________________________________________
============================================================
Series II                                          3,038,788
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      3.79
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      3.78
____________________________________________________________
============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,429)                                        $    217,097
-------------------------------------------------------------
Dividends from affiliated money market funds           33,835
-------------------------------------------------------------
Interest                                                3,990
=============================================================
    Total investment income                           254,922
=============================================================

EXPENSES:

Advisory fees                                         346,076
-------------------------------------------------------------
Administrative services fees                          146,671
-------------------------------------------------------------
Custodian fees                                         45,285
-------------------------------------------------------------
Distribution fees -- Series II                         20,998
-------------------------------------------------------------
Transfer agent fees                                    18,401
-------------------------------------------------------------
Trustees' fees                                          8,834
-------------------------------------------------------------
Other                                                  15,170
=============================================================
    Total expenses                                    601,435
=============================================================
Less: Fees waived and expenses reimbursed             (59,327)
-------------------------------------------------------------
    Expenses paid indirectly                             (108)
=============================================================
    Net expenses                                      542,000
=============================================================
Net investment income (loss)                         (287,078)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (14,480,666)
-------------------------------------------------------------
  Foreign currencies                                   (9,402)
-------------------------------------------------------------
  Futures contracts                                    28,799
-------------------------------------------------------------
  Option contracts written                             65,709
=============================================================
                                                  (14,395,560)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (1,675,422)
-------------------------------------------------------------
  Option contracts written                              3,560
=============================================================
                                                   (1,671,862)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                (16,067,422)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(16,354,500)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                      AIM VI DENT DEMOGRAPHIC TRENDS FUND

Statement of Changes In Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (287,078)   $   (300,500)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (14,395,560)    (19,619,786)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (1,671,862)      4,534,865
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (16,354,500)    (15,385,421)
==========================================================================================
Share transactions-net:
  Series I                                                         521,251      13,305,828
------------------------------------------------------------------------------------------
  Series II                                                     11,299,776       3,558,308
==========================================================================================
    Net increase (decrease) in net assets                       (4,533,473)      1,478,715
==========================================================================================

NET ASSETS:

  Beginning of year                                             42,778,303      41,299,588
==========================================================================================
  End of year                                                 $ 38,244,830    $ 42,778,303
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 78,936,119    $ 67,407,808
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (16,242)        (12,478)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (40,312,092)    (25,925,934)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts           (362,955)      1,308,907
==========================================================================================
                                                              $ 38,244,830    $ 42,778,303
__________________________________________________________________________________________
==========================================================================================

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
     independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees
                      AIM VI DENT DEMOGRAPHIC TRENDS FUND
     and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $50,928.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $146,671, of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $12,893 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $12,599 after plan fees reimbursed by AIM Distributors of $8,399.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $108 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $108.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
-----------------------------------------------------------
Beginning of year                         --      $      --
-----------------------------------------------------------
Written                                1,759        269,970
-----------------------------------------------------------
Closed                                (1,498)      (213,871)
-----------------------------------------------------------
Exercised                               (150)       (36,405)
-----------------------------------------------------------
Expired                                  (70)       (13,981)
===========================================================
End of year                               41      $   5,713
___________________________________________________________
===========================================================


  Open call option contracts written at December 31, 2002 were as follows:

                                                           DECEMBER 31,
                CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2002        UNREALIZED
ISSUE            MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
--------------------------------------------------------------------------------------
Whole Foods
  Market, Inc.   Jan-03     $55        41        $5,713       $2,153         $3,560
______________________________________________________________________________________
======================================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended December 31, 2002 and 2001.

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                  $ (1,852,749)
-------------------------------------------------------------
Temporary book/tax differences                        (16,242)
-------------------------------------------------------------
Capital loss carryforward                         (37,729,259)
-------------------------------------------------------------
Post-October capital loss deferral                 (1,093,039)
-------------------------------------------------------------
Shares of beneficial interest                      78,936,119
=============================================================
                                                 $ 38,244,830
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on options written of $3,560.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                    CAPITAL LOSS
EXPIRATION          CARRYFORWARD
--------------------------------
December 31, 2008   $ 3,120,883
--------------------------------
December 31, 2009    21,006,614
--------------------------------
December 31, 2010    13,601,762
================================
                    $37,729,259
________________________________
================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $93,096,752 and $80,638,002, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 1,696,131
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (3,552,440)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(1,856,309)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $40,878,105.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss, foreign currency transactions and other items on December 31, 2002, undistributed net investment income (loss) was increased by $283,314, undistributed net realized gains (losses) increased by $9,402 and shares of beneficial interest decreased by $292,716. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                         2001
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     2,894,499    $ 13,398,396     3,450,817    $22,216,215
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                   3,565,338      16,584,380       652,411      3,648,439
=====================================================================================================================
Reacquired:
  Series I                                                    (2,862,278)    (12,877,145)   (1,465,801)    (8,910,387)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                  (1,162,675)     (5,284,604)      (16,286)       (90,131)
=====================================================================================================================
                                                               2,434,884    $ 11,821,027     2,621,141    $16,864,136
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II shares commenced sales on November 7, 2001.

                      AIM VI DENT DEMOGRAPHIC TRENDS FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            SERIES I
                                                               ------------------------------------------------------------------
                                                                                                             DECEMBER 29, 1999
                                                                                                              (DATE OPERATIONS
                                                                      YEAR ENDED DECEMBER 31,                    COMMENCED)
                                                               -------------------------------------          TO DECEMBER 31,
                                                                   2002         2001          2000                  1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  5.59       $  8.21       $ 10.00               $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)(a)     (0.05)(a)     (0.07)(a)             0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.77)        (2.57)        (1.72)                0.00
=================================================================================================================================
    Total from investment operations                               (1.80)        (2.62)        (1.79)                0.00
=================================================================================================================================
Net asset value, end of period                                   $  3.79       $  5.59       $  8.21               $10.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (32.20)%      (31.91)%      (17.90)%               0.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $26,747       $39,226       $41,300               $1,000
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.30%(c)      1.38%         1.40%                1.40%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.43%(c)      1.44%         1.63%               12.58%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.67)%(c)    (0.79)%       (0.69)%               2.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              208%          144%           92%                  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $32,315,602.
(d)  Annualized.

                                                                                SERIES II
                                                                -----------------------------------------
                                                                                      NOVEMBER 7, 2001
                                                                 YEAR ENDED        (DATE SALES COMMENCED)
                                                                DECEMBER 31,          TO DECEMBER 31,
                                                                    2002                    2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  5.58                  $ 5.33
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)(a)               (0.01)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.76)                   0.26
=========================================================================================================
    Total from investment operations                                (1.80)                   0.25
=========================================================================================================
Net asset value, end of period                                    $  3.78                  $ 5.58
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                    (32.26)%                  4.69%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $11,498                  $3,552
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.45%(c)                1.45%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.68%(c)                1.61%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets         (0.82)%(c)              (0.85)%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate                                               208%                    144%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $8,399,195.
(d)  Annualized.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                        AIM V.I. DIVERSIFIED INCOME FUND

Schedule of Investments

December 31, 2002

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-67.81%

Aerospace & Defense-0.71%

Lockheed Martin Corp., Unsec. Gtd. Unsub.
  Notes,
  7.25%, 05/15/06                              $  225,000   $   254,302
-----------------------------------------------------------------------
Raytheon Co., Notes,
  6.75%, 08/15/07                                 225,000       249,359
=======================================================================
                                                                503,661
=======================================================================

Agricultural Products-0.37%

Archer-Daniels-Midland Co., Unsec. Unsub.
  Deb.,
  6.95%, 12/15/97                                 240,000       261,770
=======================================================================

Apparel Retail-0.41%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                200,000       209,000
-----------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Notes,
  9.90%, 12/15/05                                  75,000        79,500
=======================================================================
                                                                288,500
=======================================================================

Automobile Manufacturers-0.98%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         150,000       151,953
-----------------------------------------------------------------------
General Motors Corp., Unsec. Deb.,
  8.80%, 03/01/21                                 500,000       539,870
=======================================================================
                                                                691,823
=======================================================================

Banks-8.91%

African Development Bank (Luxembourg), Sr.
  Unsec. Unsub. Yankee Notes, 3.25%, 07/29/05     225,000       231,473
-----------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Notes,
  7.63%, 08/01/05                                 275,000       309,380
-----------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 300,000       349,233
-----------------------------------------------------------------------
Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Yankee
  Notes,
  1.63%, 05/14/03                                 500,000       422,937
-----------------------------------------------------------------------
BB&T Corp., RAPS, Sub. Notes,
  6.38%, 06/30/05                                 300,000       325,872
-----------------------------------------------------------------------
Chase Manhattan Corp., Sub. Deb.,
  7.88%, 07/15/06                                 125,000       142,255
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes,
  6.38%, 01/15/06                                 200,000       216,958
-----------------------------------------------------------------------
Dresdner Funding Trust I, Bonds,
  8.15%, 06/30/31 (Acquired 05/09/02; Cost
  $318,291)(a)                                    300,000       302,892
-----------------------------------------------------------------------
European Investment Bank (Luxembourg), Euro
  Notes, 4.63%, 03/01/07                          200,000       214,576
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Banks-(Continued)

KeyBank N.A., Sr. Notes, 4.10%, 06/30/05       $  210,000   $   217,619
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom), Unsec. Sub.
  Floating Rate Yankee Notes, 1.69%, 06/29/49     180,000       145,774
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb.,
  8.25%, 11/01/04                                 325,000       411,320
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       106,921
-----------------------------------------------------------------------
St. Paul Bancorp. Inc., Sr. Unsec. Unsub.
  Notes,
  7.13%, 02/15/04                                 245,000       257,500
-----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes,
  6.30%, 02/04/14                                 400,000       453,108
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Bonds,
  8.62%, 10/29/49                                 240,000       287,338
-----------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes,
  6.50%, 03/15/08                                 350,000       392,784
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/05                                 100,000       109,077
-----------------------------------------------------------------------
  7.50%, 04/15/05                                 800,000       964,960
-----------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes,
  8.25%, 04/01/10                                 375,000       446,250
=======================================================================
                                                              6,308,227
=======================================================================

Brewers-0.36%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 225,000       250,911
=======================================================================

Broadcasting & Cable TV-7.60%

Adelphia Communications Corp., Sr. Unsec.
  Notes,
  10.88%, 10/01/10(b)                             350,000       135,625
-----------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes,
  7.30%, 10/15/06                                 400,000       419,528
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09         145,000        65,975
-----------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.88%, 02/15/18                                 500,000       447,500
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                                 900,000       843,750
-----------------------------------------------------------------------
  7.88%, 12/15/07                               1,000,000       970,000
-----------------------------------------------------------------------
Jones Intercable, Inc., Sr. Unsec. Notes,
  8.88%, 04/01/07                                 125,000       133,502
-----------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 01/06/98; Cost
  $261,023)(a)                                    152,000        76,380
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes,
  8.25%, 02/15/08                              $  800,000   $   838,000
-----------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 150,000       153,603
-----------------------------------------------------------------------
Time Warner Inc.,
  Unsec. Deb., 9.15%, 02/01/23                    600,000       684,672
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000       159,771
-----------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  8.38%, 07/01/13                                 400,000       447,212
=======================================================================
                                                              5,375,518
=======================================================================

Casinos & Gambling-0.69%

Boyd Gaming Corp., Sr. Unsec. Sub. Notes,
  8.75%, 04/15/12                                 155,000       163,525
-----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12                200,000       210,500
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes,
  7.50%, 09/01/09                                 110,000       112,750
=======================================================================
                                                                486,775
=======================================================================

Computer Hardware-0.71%

International Business Machines Corp., Deb.,
  8.38%, 11/01/19                                 400,000       502,420
=======================================================================

Construction Materials-0.27%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes,
  11.25%, 04/15/07                                210,000       194,250
=======================================================================

Consumer Finance-3.99%

CitiFinancial Credit Co.,
  Notes, 6.63%, 06/01/15                          250,000       283,575
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   150,000       169,029
-----------------------------------------------------------------------
Countrywide Home Loans, Inc.,
  Unsec. Gtd. Notes, 6.85%, 06/15/04              100,000       106,243
-----------------------------------------------------------------------
  Series K, Medium Term Notes, 3.50%,
  12/19/05                                        125,000       125,769
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          200,000       202,022
-----------------------------------------------------------------------
  Unsec. GLOBALS Notes, 7.38%, 10/28/09           200,000       197,184
-----------------------------------------------------------------------
  Unsec. Notes,
  2.08%, 03/17/03                                 200,000       199,462
-----------------------------------------------------------------------
  6.88%, 02/01/06                                 235,000       236,048
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Bonds, 6.15%, 04/05/07                          125,000       126,869
-----------------------------------------------------------------------
  Medium Term Notes,
  5.25%, 05/16/05                                 230,000       231,414
-----------------------------------------------------------------------
  6.38%, 01/30/04                                 250,000       257,710
-----------------------------------------------------------------------
  Notes, 6.85%, 06/17/04                          200,000       207,974
-----------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04            125,000       131,075
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Consumer Finance-(Continued)

Household Finance Corp., Sr. Unsec. Notes,
  6.50%, 01/24/06                              $  125,000   $   132,009
-----------------------------------------------------------------------
  8.00%, 05/09/05                                 200,000       217,514
=======================================================================
                                                              2,823,897
=======================================================================

Distillers & Vintners-0.58%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12         130,000       135,200
-----------------------------------------------------------------------
Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                 225,000       276,163
=======================================================================
                                                                411,363
=======================================================================

Diversified Chemicals-0.13%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         100,000        91,500
=======================================================================

Diversified Commercial Services-0.23%

United Rentals North America Inc., Sr. Notes,
  10.75%, 04/15/08 (Acquired 12/17/02;
  Cost $160,124)(a)                               165,000       164,175
=======================================================================

Diversified Financial Services-8.29%

American General Finance Corp., Sr. Notes,
  6.75%, 11/15/04                                 225,000       242,352
-----------------------------------------------------------------------
Associates Corp. of North America, Sr. Notes,
  5.80%, 04/20/04                                 150,000       157,741
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb.,
  12.38%, 05/01/20                                450,000       685,179
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Medium Term Floating Rate Notes, 2.67%,
  11/25/03                                        140,000       140,090
-----------------------------------------------------------------------
  Sr. Notes, 7.13%, 10/15/04                       75,000        78,993
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       376,568
-----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               125,000       130,590
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              550,000       597,036
-----------------------------------------------------------------------
Fidelity Investments, Bonds,
  7.57%, 06/15/29 (Acquired
  04/10/01-05/01/02; Cost $572,306)(a)            545,000       651,733
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Notes,
  5.00%, 06/15/07                                 125,000       132,677
-----------------------------------------------------------------------
  6.80%, 11/01/05                                  75,000        83,363
-----------------------------------------------------------------------
Heller Financial, Inc.,
  Sr. Unsec. Notes, 6.38%, 03/15/06               125,000       137,454
-----------------------------------------------------------------------
  Unsec. Notes, 7.38%, 11/01/09                   200,000       231,456
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Diversified Financial Services-(Continued)

John Hancock Global Funding II,
  Notes, 6.50%, 03/01/11 (Acquired 07/24/02;
  Cost $210,888)(a)                            $  200,000   $   215,064
-----------------------------------------------------------------------
  Notes, 5.00%, 07/27/07 (Acquired 06/12/02;
  Cost $224,876)(a)                               225,000       235,359
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Sr. Notes, 8.75%, 03/15/05                      100,000       112,855
-----------------------------------------------------------------------
  Series E, Medium Term Disc. Notes,
  9.94%, 02/10/28(c)                            1,300,000       184,574
-----------------------------------------------------------------------
  Sr. Sub. Deb., 11.63%, 05/15/05                 100,000       118,925
-----------------------------------------------------------------------
Morgan Stanley, Unsec. Notes,
  6.30%, 01/15/06                                 200,000       216,950
-----------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                          550,000       617,881
-----------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        180,000       216,373
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          100,000       113,328
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Notes, 6.13%,
  02/15/06                                        175,000       190,501
=======================================================================
                                                              5,867,042
=======================================================================

Diversified Metals & Mining-0.56%

Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                 370,000       398,734
=======================================================================

Electric Utilities-6.00%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $230,932)(a)           245,000       233,975
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        230,000       104,650
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           270,000       285,722
-----------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32         150,000       148,689
-----------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sr. Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                 400,000       400,968
-----------------------------------------------------------------------
  Series E, Sr. Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                 150,000       150,100
-----------------------------------------------------------------------
Hydro-Quebec (Canada)
  Gtd. Floating Rate Notes, 1.94%, 09/29/49       330,000       292,963
-----------------------------------------------------------------------
  Gtd. Yankee Bonds, 9.40%, 02/01/21(d)           275,000       393,341
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                150,000        36,750
-----------------------------------------------------------------------
Niagara Mohawk Power Corp.,
  Sec. First Mortgage Bonds, 7.75%,
    05/15/06(d)                                   500,000       563,140
-----------------------------------------------------------------------
  Series H, Sr. Unsec. Disc. Notes, 8.50%,
    07/01/10(e)                                   900,000       908,019
-----------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            140,000       144,325
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Electric Utilities-(Continued)

Texas-New Mexico Power Co., Sr. Unsec. Notes,
  6.25%, 01/15/09                              $  615,000   $   584,342
=======================================================================
                                                              4,246,984
=======================================================================

Environmental Services-0.47%

Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                 350,000       334,250
=======================================================================

Food Distributors-0.20%

Roundy's, Inc. Sr. Sub. Notes, 8.88%,
  06/15/12 (Acquired 12/12/02; Cost
  $139,300)(a)                                    140,000       138,950
=======================================================================

Forest Products-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                  85,000        87,975
=======================================================================

Gas Utilities-0.75%

Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        375,000       409,380
-----------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 150,000       123,000
=======================================================================
                                                                532,380
=======================================================================

General Merchandise Stores-0.22%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        140,000       158,862
=======================================================================

Health Care Facilities-0.35%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Notes, 10.38%, 02/15/09                    240,000       250,800
=======================================================================

Homebuilding-0.52%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    210,000       226,800
-----------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.13%, 05/01/12                          155,000       140,275
=======================================================================
                                                                367,075
=======================================================================

Industrial Machinery-0.29%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $199,898)(a)                     200,000       208,408
=======================================================================

Integrated Oil & Gas-3.36%

BP Canada Finance Co. (Canada), Yankee Bonds,
  3.38%, 10/31/07                                 500,000       505,675
-----------------------------------------------------------------------
Conoco Inc., Sr. Unsec. Notes, 5.90%,
  04/15/04                                        100,000       105,267
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06        300,000       333,429
-----------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                   340,000       376,056
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Integrated Oil & Gas-(Continued)

Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/04            $  500,000   $   657,435
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.50%, 04/01/05                                 100,000       108,110
-----------------------------------------------------------------------
  7.38%, 11/15/08                                 250,000       291,707
=======================================================================
                                                              2,377,679
=======================================================================

Integrated Telecommunication Services-2.07%

GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                    100,000       107,799
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Deb., 9.00%, 10/15/19                           320,000       289,200
-----------------------------------------------------------------------
  Gtd. Notes, 5.88%, 05/01/04                     150,000       149,437
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  5.70%, 11/15/03                                 175,000       174,344
-----------------------------------------------------------------------
  6.00%, 01/15/07                                 200,000       189,250
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes, 6.13%,
    11/15/08                                      300,000       276,375
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 8.75%, 03/15/32              150,000       143,812
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Notes, 6.13%, 06/15/07                          125,000       137,482
=======================================================================
                                                              1,467,699
=======================================================================

Leisure Facilities-0.09%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                         60,000        60,150
=======================================================================

Life & Health Insurance-0.87%

American General Corp., Unsec. Notes, 7.50%,
  08/11/10                                        200,000       234,776
-----------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                         75,000        75,000
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         70,000        79,677
-----------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           200,000       223,868
=======================================================================
                                                                613,321
=======================================================================

Multi-Line Insurance-0.34%

AIG SunAmerica Global Financing IX, Bonds,
  6.90%, 03/15/32 (Acquired 07/31/02; Cost
  $219,398)(a)                                    210,000       240,765
=======================================================================

Oil & Gas Drilling-1.00%

Transocean Inc., Unsec. Notes, 6.95%,
  04/15/08                                        620,000       709,646
=======================================================================

Oil & Gas Equipment & Services-0.74%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000       521,595
=======================================================================

Oil & Gas Exploration & Production-5.96%

Amerada Hess Corp., Unsec. Notes,
  5.30%, 08/15/04                                 200,000       208,860
-----------------------------------------------------------------------
  7.30%, 08/15/31                                 125,000       136,049
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Oil & Gas Exploration & Production-(Continued)

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                        $  200,000   $   237,480
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 7.40%,
  12/01/31                                        175,000       201,497
-----------------------------------------------------------------------
Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired
  08/17/01-07/31/02; Cost $275,409)(a)            275,000       290,208
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          160,000       166,800
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000       120,216
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           280,000       338,587
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          500,000       560,595
-----------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                          765,000       810,900
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        890,000       859,633
-----------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                          250,000       287,420
=======================================================================
                                                              4,218,245
=======================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.41%

Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                      325,000       375,781
-----------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
    Bonds,
  9.50%, 03/15/06                                 550,000       621,891
=======================================================================
                                                                997,672
=======================================================================

Packaged Foods & Meats-0.11%

Dole Food Co., Inc., Sr. Unsec. Notes, 7.25%,
  05/01/09                                         85,000        80,963
=======================================================================

Paper Products-0.19%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08               120,000       132,000
=======================================================================

Pharmaceuticals-0.50%

Johnson & Johnson, Unsec. Deb., 8.72%,
  11/01/24                                        300,000       350,676
=======================================================================

Property & Casualty Insurance-0.51%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $324,503)(a)                                    325,000       358,270
=======================================================================

Publishing-1.50%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  8.00%, 10/17/16                                 750,000       852,983
-----------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                        150,000       154,214
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
Publishing-(Continued)

Tribune Co., Unsec. Conv. Sub. PHONES, 2.00%,
  05/15/29                                     $      700   $    52,500
=======================================================================
                                                              1,059,697
=======================================================================

Railroads-1.85%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                      1,000,000     1,105,860
-----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               200,000       201,000
=======================================================================
                                                              1,306,860
=======================================================================

Real Estate-2.40%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18                80,000        85,891
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               80,000        86,304
-----------------------------------------------------------------------
  Unsec. Notes, 6.50%, 01/15/04                   125,000       129,476
-----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000       525,230
-----------------------------------------------------------------------
Host Marriott L.P.
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
    02/15/06                                      125,000       124,375
-----------------------------------------------------------------------
  Series I, Unsec. Gtd. Notes, 9.50%,
    01/15/07                                      200,000       204,000
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 100,000       105,500
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 400,000       435,408
=======================================================================
                                                              1,696,184
=======================================================================

Sovereign Debt-0.63%

Export Development Canada (Canada), Yankee
  Bonds, 4.00%, 08/01/07                          150,000       156,849
-----------------------------------------------------------------------
Region of Lombardy (Italy), Unsec. Yankee
  Notes, 5.80%, 10/25/32                          275,000       287,051
=======================================================================
                                                                443,900
=======================================================================

Specialty Stores-0.20%

CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                                130,000       139,750
=======================================================================

Trucking-0.08%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                     50,000        54,875
=======================================================================

Wireless Telecommunication Services-0.29%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Notes, 8.75%, 03/01/31                   210,000       206,588
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $46,583,132)                               47,982,785
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-7.28%(f)

Canada-2.29%

Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                        CAD      750,000   $   509,215
-----------------------------------------------------------------------
Canadian Government (Sovereign Debt), Bonds,
  6.63%, 10/03/07                        NZD      750,000       404,328
-----------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14 CAD                             600,000       367,320
-----------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb., 6.45%, 12/18/06         CAD     500,000       338,296
=======================================================================
                                                              1,619,159
=======================================================================

Germany-2.61%

Bundesrepublik Deutschland (Sovereign Debt)
  Series 2002, Bonds, 5.00%, 07/04/12     EUR     900,000     1,004,717
-----------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Notes., 5.25%, 07/04/12   EUR     750,000       846,350
=======================================================================
                                                              1,851,067
=======================================================================

Netherlands-0.41%

Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes, 6.13%, 07/30/09   EUR                    270,000       288,363
=======================================================================

United Kingdom-1.97%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Unsec. Gtd.
  Unsub. Euro Bonds, 7.75%, 07/09/09      GBP     270,000       449,356
-----------------------------------------------------------------------
Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22              GBP                       437,150       761,333
-----------------------------------------------------------------------
Treasury (Department of) (Sovereign Debt),
  Bonds, 7.25%, 12/07/07                  GBP     100,000       183,145
=======================================================================
                                                              1,393,834
=======================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $4,843,536)                                 5,152,423
=======================================================================

                                                 SHARES
WARRANTS & OTHER EQUITY INTERESTS-0.89%

Broadcasting & Cable TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)(h)             1,000             0
-----------------------------------------------------------------------
Knology, Inc., Series D-Conv. Pfd. (Acquired
  03/12/98; Cost $0)(a)(g)                          8,627             0
=======================================================================
                                                                      0
=======================================================================

Railroads-0.00%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(g)                  200         1,526
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

Real Estate Investment Trusts-0.89%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 05/26/99; Cost $600,000)(a)               600   $   630,000
=======================================================================

Wireless Telecommunication Services-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(g)                            275             3
=======================================================================
    Total Warrants & Other Equity Interests
      (Cost $600,000)                                           631,529
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
ASSET BACKED SECURITIES-4.24%

Airlines-1.55%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $536,088)(a)                                 $  536,088        83,094
-----------------------------------------------------------------------
Continental Airlines, Inc.-
  Series 2000-1, Class A-1, Sr. Pass Through
  Ctfs., 8.05%, 11/01/20                          207,425       178,904
-----------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
    Through
  Ctfs., 7.71%, 04/02/21                          161,169       139,008
-----------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                        435,430       382,804
-----------------------------------------------------------------------
United Air Lines, Inc.-Series 2000-1, Class
  A-2, Pass Through Ctfs., 7.73%, 07/01/10        400,000       315,000
=======================================================================
                                                              1,098,810
=======================================================================

Diversified Financial Services-2.29%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-06/19/02; Cost
  $390,421)(a)                                    368,755       403,935
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 06/01/00-08/20/02; Cost
  $609,801)(a)                                    600,000       693,456
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Notes, 6.00%, 05/15/06          250,000       273,202
-----------------------------------------------------------------------
Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $239,683)(a)                               240,000       250,557
=======================================================================
                                                              1,621,150
=======================================================================

Electric Utilities-0.40%

Beaver Valley II Funding Corp., Sec. SLOBS
  Deb., 9.00%, 06/01/17                           250,000       278,022
=======================================================================
    Total Asset Backed Securities (Cost
      $3,431,153)                                             2,997,982
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-7.80%

Federal Home Loan Mortgage Corp.
  (FHLMC)-1.41%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $    9,250   $    10,002
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                     591,981       618,094
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 06/01/17                     153,387       160,550
-----------------------------------------------------------------------
Pass Through Ctfs.,TBA,
  6.00%, 01/01/33                                 202,000       209,371
=======================================================================
                                                                998,017
=======================================================================

Federal National Mortgage Association
  (FNMA)-5.41%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32                     478,170       503,867
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 11/01/31                     542,484       566,923
-----------------------------------------------------------------------
  6.00%, 05/01/17 to 07/01/17                     144,547       151,303
-----------------------------------------------------------------------
  7.50%, 04/01/29 to 05/01/32                     651,975       693,047
-----------------------------------------------------------------------
  8.00%, 04/01/32                                 261,504       281,181
-----------------------------------------------------------------------
Pass Through Ctfs.,TBA,
  6.00%, 01/01/33(i)                              312,000       323,399
-----------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 250,000       269,287
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  6.25%, 02/01/11                                 600,000       671,790
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 350,000       365,789
=======================================================================
                                                              3,826,586
=======================================================================

Government National Mortgage Association
  (GNMA)-0.98%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                     168,648       180,896
-----------------------------------------------------------------------
  8.50%, 11/15/24                                  66,839        73,513
-----------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31                      98,165       104,095
-----------------------------------------------------------------------
  6.50%, 11/15/31 to 03/15/32                     235,199       247,099
-----------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                      88,590        92,383
=======================================================================
                                                                697,986
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $5,337,393)                                       5,522,589
=======================================================================

U.S. TREASURY SECURITIES-9.38%

U.S. Treasury Bills-0.43%

3.25%, 12/31/03                                   300,000       306,075
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. Treasury Notes-5.15%

4.63%, 05/15/06                                $  700,000   $   755,188
-----------------------------------------------------------------------
6.13%, 08/15/07                                   700,000       805,259
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,050,000     1,146,568
-----------------------------------------------------------------------
6.50%, 02/15/10                                   400,000       478,488
-----------------------------------------------------------------------
5.75%, 08/15/10                                   400,000       460,336
=======================================================================
                                                              3,645,839
=======================================================================

U.S. Treasury Bonds-3.80%

7.25%, 05/15/16                                 1,400,000     1,794,786
-----------------------------------------------------------------------
7.50%, 11/15/16                                   500,000       654,800
-----------------------------------------------------------------------
6.25%, 08/15/23                                   200,000       235,194
=======================================================================
                                                              2,684,780
=======================================================================
    Total U.S. Treasury Securities (Cost
      $6,376,494)                                             6,636,694
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-1.69%

STIC Liquid Assets Portfolio(j)                   598,301   $   598,301
-----------------------------------------------------------------------
STIC Prime Portfolio(j)                           598,301       598,301
=======================================================================
    Total Money Market Funds (Cost
      $1,196,602)                                             1,196,602
=======================================================================
TOTAL INVESTMENTS-99.09% (Cost $68,368,310)                  70,120,604
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                             645,167
=======================================================================
NET ASSETS-100.00%                                          $70,765,771
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CAD      - Canadian Dollars
Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
EUR      - Euro
GBP      - British Pound Sterling
GLOBALS  - Global Landmark Securities
Gtd.     - Guaranteed
Jr.      - Junior
NZD      - New Zealand Dollar
Pfd.     - Preferred
PHONES   - Participation Hybrid Option Notes
RAPS     - Redeemable and Putable Securities
Sec.     - Secured
SLOBS    - Secured Lease Obligation Securities
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); these securities may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $5,178,750, which represented 7.32% of the Fund's net assets. Of these securities, 6.45% of the Fund's net assets are considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(e) Discounted note at issue. The interest rate represents the coupon rate at which the note will accrue at a specified future date.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(i) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $68,368,310)  $70,120,604
------------------------------------------------------------
Foreign currencies, at value (cost $121,083)         128,454
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    38,179
------------------------------------------------------------
  Dividends and interest                           1,100,563
------------------------------------------------------------
Investment for deferred compensation plan             33,868
------------------------------------------------------------
Other assets                                             561
============================================================
    Total assets                                  71,422,229
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              528,126
------------------------------------------------------------
  Fund shares reacquired                              28,218
------------------------------------------------------------
  Deferred compensation plan                          33,868
------------------------------------------------------------
Accrued administrative services fees                  25,236
------------------------------------------------------------
Accrued distribution fees -- Series II                    63
------------------------------------------------------------
Accrued transfer agent fees                            3,017
------------------------------------------------------------
Accrued operating expenses                            37,930
============================================================
    Total liabilities                                656,458
============================================================
Net assets applicable to shares outstanding      $70,765,771
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $70,641,578
____________________________________________________________
============================================================
Series II                                        $   124,193
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           8,210,002
____________________________________________________________
============================================================
Series II                                             14,469
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      8.60
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      8.58
____________________________________________________________
============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                          $ 5,165,473
-------------------------------------------------------------
Dividends                                              72,996
-------------------------------------------------------------
Dividends from affiliated money market funds           31,743
=============================================================
    Total investment income                         5,270,212
=============================================================

EXPENSES:

Advisory fees                                         446,474
-------------------------------------------------------------
Administrative services fees                          157,854
-------------------------------------------------------------
Custodian fees                                         31,503
-------------------------------------------------------------
Distribution fees -- Series II                             81
-------------------------------------------------------------
Transfer agent fees                                    13,405
-------------------------------------------------------------
Trustees' fees                                          9,023
-------------------------------------------------------------
Other                                                  38,278
=============================================================
    Total expenses                                    696,618
=============================================================
Less: Fees waived                                        (294)
-------------------------------------------------------------
    Expenses paid indirectly                             (121)
=============================================================
    Net expenses                                      696,203
=============================================================
Net investment income                               4,574,009
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (7,652,962)
-------------------------------------------------------------
  Foreign currencies                                    1,764
-------------------------------------------------------------
  Foreign currency contracts                          (52,403)
=============================================================
                                                   (7,703,601)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             4,674,842
-------------------------------------------------------------
  Foreign currencies                                   12,071
-------------------------------------------------------------
  Foreign currency contracts                          (23,122)
=============================================================
                                                    4,663,791
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                        (3,039,810)
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,534,199
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  4,574,009    $  5,827,598
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (7,703,601)     (5,485,868)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                    4,663,791       2,576,613
==========================================================================================
    Net increase in net assets resulting from operations         1,534,199       2,918,343
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (5,535,504)     (5,585,065)
------------------------------------------------------------------------------------------
  Series II                                                         (9,184)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (5,226,934)     (1,180,566)
------------------------------------------------------------------------------------------
  Series II                                                        128,395              --
==========================================================================================
    Net increase (decrease) in net assets                       (9,109,028)     (3,847,288)
==========================================================================================

NET ASSETS:

  Beginning of year                                             79,874,799      83,722,087
==========================================================================================
  End of year                                                 $ 70,765,771    $ 79,874,799
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 88,024,993    $ 93,666,892
------------------------------------------------------------------------------------------
  Undistributed net investment income                            4,379,513       5,424,619
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (23,402,982)    (16,317,168)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    1,764,247      (2,899,544)
==========================================================================================
                                                              $ 70,765,771    $ 79,874,799
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage back securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institutions such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with

                        AIM V.I. DIVERSIFIED INCOME FUND
     different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will segregate assets to cover its obligations under dollar roll transactions.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $294.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $157,854 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $8,349 such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $81.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $121 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $121.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to

                        AIM V.I. DIVERSIFIED INCOME FUND
the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002          2001
---------------------------------------------------------------
Distribution paid from ordinary
  income                               $5,544,688    $5,585,065
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $  4,441,548
-------------------------------------------------------------
Unrealized appreciation -- investments              1,750,176
-------------------------------------------------------------
Temporary book/tax differences                        (47,964)
-------------------------------------------------------------
Capital loss carryforward                         (22,429,157)
-------------------------------------------------------------
Post-October capital loss deferral                   (973,825)
-------------------------------------------------------------
Shares of beneficial interest                      88,024,993
=============================================================
                                                 $ 70,765,771
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax treatment of bond premium amortization. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $11,953.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2005                              $   972,722
-----------------------------------------------------------
December 31, 2006                                1,451,891
-----------------------------------------------------------
December 31, 2007                                2,582,661
-----------------------------------------------------------
December 31, 2008                                4,437,761
-----------------------------------------------------------
December 31, 2009                                6,105,069
-----------------------------------------------------------
December 31, 2010                                6,879,053
===========================================================
                                               $22,429,157
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $62,149,460 and $69,014,619, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 3,604,637
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (1,866,414)
=============================================================
Net unrealized appreciation of investment
  securities                                      $ 1,738,223
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $68,382,381.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of expired capital loss carryforward, tax treatment of bond premium amortization, foreign currency transactions and other items on December 31, 2002, undistributed net investment income was decreased by $74,427, undistributed net realized gains increased by $617,787 and shares of beneficial interest decreased by $543,360. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                          2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,352,069    $ 12,168,430     1,522,060    $ 14,801,914
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      13,618         121,346            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       655,089       5,535,504       617,134       5,585,065
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                       1,090           9,184            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (2,547,691)    (22,930,868)   (2,215,322)    (21,567,545)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (239)         (2,135)           --              --
======================================================================================================================
                                                                (526,064)   $ (5,098,539)      (76,128)   $ (1,180,566)
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on March 14, 2002.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        SERIES I
                                                              -------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               2002          2001          2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.13       $  9.49       $ 10.06        $ 10.94    $ 11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.55(a)       0.67(a)(b)    0.76(a)        0.64       0.75
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.35)        (0.35)        (0.69)         (0.85)     (0.35)
===========================================================================================================================
    Total from investment operations                             0.20          0.32          0.07          (0.21)      0.40
===========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.73)        (0.68)        (0.64)         (0.67)     (0.57)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --            --             --      (0.18)
===========================================================================================================================
    Total distributions                                         (0.73)        (0.68)        (0.64)         (0.67)     (0.75)
===========================================================================================================================
Net asset value, end of period                                $  8.60       $  9.13       $  9.49        $ 10.06    $ 10.94
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                  2.30%         3.48%         0.80%         (1.92)%     3.58%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $70,642       $79,875       $83,722        $99,509    $96,445
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                          0.94%(d)      0.93%         0.90%          0.83%      0.77%
===========================================================================================================================
Ratio of net investment income to average net assets             6.15%(d)      6.87%(b)      7.84%          7.20%      6.99%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            86%           79%           74%            83%        50%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $74,380,010.


                                                                SERIES II
                                                              --------------
                                                              MARCH 14, 2002
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                 2002
----------------------------------------------------------------------------
Net asset value, beginning of period                              $ 8.97
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.42(a)
----------------------------------------------------------------------------
  Net income (losses) on securities (both realized and
    unrealized)                                                    (0.08)
============================================================================
    Total from investment operations                                0.34
============================================================================
Less dividends from net investment income                          (0.73)
============================================================================
Net asset value, end of period                                    $ 8.58
____________________________________________________________________________
============================================================================
Total return(b)                                                     3.90%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  124
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             1.19%(c)
============================================================================
Ratio of net investment income to average net assets                5.90%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               86%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for period shown.
(c)  Ratios are annualized and based on average daily net assets of $40,338.

                        AIM V.I. DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                         AIM V.I. GLOBAL UTILITIES FUND

Schedule of Investments

December 31, 2002


                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-72.13%

Diversified Metals & Mining-1.21%

Peabody Energy Corp.                                 8,700   $   254,301
========================================================================

Electric Utilities-44.19%

American Electric Power Co., Inc.                    8,000       218,640
------------------------------------------------------------------------
CenterPoint Energy, Inc.                            29,100       247,350
------------------------------------------------------------------------
Cinergy Corp.                                        6,300       212,436
------------------------------------------------------------------------
CMS Energy Corp.                                    25,300       238,832
------------------------------------------------------------------------
Consolidated Edison, Inc.                            9,200       393,944
------------------------------------------------------------------------
Constellation Energy Group, Inc.                    12,300       342,186
------------------------------------------------------------------------
Dominion Resources, Inc.                             4,000       219,600
------------------------------------------------------------------------
DTE Energy Co.                                      20,000       928,000
------------------------------------------------------------------------
Edison International(a)                              7,200        85,320
------------------------------------------------------------------------
Entergy Corp.                                        8,800       401,192
------------------------------------------------------------------------
Exelon Corp.                                         5,200       274,404
------------------------------------------------------------------------
FirstEnergy Corp.                                   13,000       428,610
------------------------------------------------------------------------
FPL Group, Inc.                                     17,700     1,064,301
------------------------------------------------------------------------
Northeast Utilities                                 18,000       273,060
------------------------------------------------------------------------
OGE Energy Corp.                                    15,000       264,000
------------------------------------------------------------------------
PG&E Corp.(a)                                       10,200       141,780
------------------------------------------------------------------------
Pinnacle West Capital Corp.                         29,800     1,015,882
------------------------------------------------------------------------
PPL Corp.                                           10,700       371,076
------------------------------------------------------------------------
Progress Energy, Inc.                                5,000       216,750
------------------------------------------------------------------------
Public Service Enterprise Group Inc.                 8,500       272,850
------------------------------------------------------------------------
Puget Energy, Inc.                                  13,500       297,675
------------------------------------------------------------------------
Southern Co. (The)                                  28,300       803,437
------------------------------------------------------------------------
TXU Corp.                                           11,600       216,688
------------------------------------------------------------------------
Wisconsin Energy Corp.                               8,400       211,680
------------------------------------------------------------------------
Xcel Energy, Inc.                                   14,150       155,650
========================================================================
                                                               9,295,343
========================================================================

Gas Utilities-9.95%

KeySpan Corp.                                        8,000       281,920
------------------------------------------------------------------------
Kinder Morgan, Inc.                                  5,000       211,350
------------------------------------------------------------------------
NiSource Inc.                                       40,800       816,000
------------------------------------------------------------------------
Peoples Energy Corp.                                 6,000       231,900
------------------------------------------------------------------------
Sempra Energy                                       23,300       551,045
========================================================================
                                                               2,092,215
========================================================================

Industrial Conglomerates-0.97%

General Electric Co.                                 8,400       204,540
========================================================================

Integrated Telecommunication Services-6.93%

BellSouth Corp.                                     20,200       522,574
------------------------------------------------------------------------
SBC Communications Inc.                             10,500       284,655
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Integrated Telecommunication Services-(Continued)

Verizon Communications Inc.                         16,786   $   650,457
========================================================================
                                                               1,457,686
========================================================================

Multi-Utilities & Unregulated Power-8.88%

Aquila, Inc.(a)                                     31,654        56,027
------------------------------------------------------------------------
Duke Energy Corp.                                   18,344       358,442
------------------------------------------------------------------------
Energy East Corp.                                   43,500       960,915
------------------------------------------------------------------------
Equitable Resources, Inc.                            3,000       105,120
------------------------------------------------------------------------
MDU Resources Group, Inc.                            4,100       105,821
------------------------------------------------------------------------
Mirant Corp.(a)                                     26,064        49,261
------------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.            3,200        53,120
------------------------------------------------------------------------
ONEOK, Inc.                                          5,500       105,600
------------------------------------------------------------------------
Reliant Resources, Inc.(a)                          22,948        73,434
========================================================================
                                                               1,867,740
========================================================================
    Total Domestic Stocks (Cost $17,599,412)                  15,171,825
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.80%

Brazil-0.67%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                              50,200       141,062
========================================================================

France-2.11%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                            19,000       329,895
------------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)             800       114,297
========================================================================
                                                                 444,192
========================================================================

Germany-1.52%

E.ON A.G. (Electric Utilities)                       7,920       319,674
========================================================================

Greece-0.80%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01-12/27/02; Cost
  $140,316)(b)(c)                                   12,100       167,666
========================================================================

Italy-3.29%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power) (Acquired 07/12/99-09/07/01; Cost
  $453,977)(b)                                      50,000       221,497
------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)
  (Acquired 12/03/01-12/27/02; Cost
  $89,330)(b)                                       33,900       115,656
------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                       70,400       355,471
========================================================================
                                                                 692,624
========================================================================

Spain-3.39%

Endesa, S.A. (Electric Utilities)                   35,100       410,835
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                    33,705       301,807
========================================================================
                                                                 712,642
========================================================================

United Kingdom-6.02%

Kelda Group PLC (Water Utilities)                   76,474       522,610
------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND


                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
United Kingdom-(Continued)

National Grid Transco PLC (Multi-Utilities &
  Unregulated Power)                                26,813   $   197,280
------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                                21,600       217,238
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                      150,394       274,515
------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                        3,000        54,360
========================================================================
                                                               1,266,003
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,098,958)                              3,743,863
========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. DOLLAR DENOMINATED BONDS & NOTES-1.84%

Broadcasting & Cable TV-0.49%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $   100,000       102,402
========================================================================

Computer Hardware-0.13%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $440,425)(b)(c)(d)                               527,000        27,931
========================================================================

Electric Utilities-0.36%

Arizona Public Service Co., SLOBS, 8.00%,
  12/30/15                                          75,000        76,562
========================================================================

Integrated Telecommunication Services-0.86%

AT&T Broadband Corp., Unsec. Gtd. Notes,
  8.38%, 03/15/13                              $   159,000   $   180,543
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $777,460)                                      387,438
========================================================================

                                                PRINCIPAL      MARKET
                                                AMOUNT(E)       VALUE
------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS-2.38%

United Kingdom-2.38%

National Grid Co. PLC (Multi-Utilities &
  Unregulated Power), Conv. Bonds, 4.25%,
  02/17/08 (Acquired 02/05/98; Cost
  $397,800)(b)                                 GBP 240,000   $   441,146
------------------------------------------------------------------------
National Grid Co. PLC-Series RG
  (Multi-Utilities & Unregulated Power),
  Conv. Bonds 4.25%, 02/17/08                   GBP 32,000        58,820
========================================================================
    Total Non-U.S. Dollar Denominated Bonds
      (Cost $453,924)                                            499,966
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-7.49%

STIC Liquid Assets Portfolio(f)                    788,445       788,445
------------------------------------------------------------------------
STIC Prime Portfolio(f)                            788,445       788,445
========================================================================
    Total Money Market Funds (Cost
      $1,576,890)                                              1,576,890
========================================================================
TOTAL INVESTMENTS-101.64% (Cost $25,506,644)                  21,379,982
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.64%)                           (345,483)
========================================================================
NET ASSETS-100.00%                                           $21,034,499
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
SLOBS  - Secured Lease Obligation Securities
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $973,896, which represented 4.63% of the Fund's net assets. Of these securities, 2.23% of the Fund's net assets are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $25,506,644)                                   $21,379,982
------------------------------------------------------------
Foreign currencies, at value (cost $53,223)           56,386
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,143,840
------------------------------------------------------------
  Fund shares sold                                     1,546
------------------------------------------------------------
  Dividends and interest                              59,722
------------------------------------------------------------
Investment for deferred compensation plan             30,831
============================================================
    Total assets                                  22,672,307
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,559,547
------------------------------------------------------------
  Fund shares reacquired                              11,275
------------------------------------------------------------
  Deferred compensation plan                          30,831
------------------------------------------------------------
Accrued administrative services fees                   8,125
------------------------------------------------------------
Accrued distribution fees -- Series II                    37
------------------------------------------------------------
Accrued transfer agent fees                            3,718
------------------------------------------------------------
Accrued operating expenses                            24,275
============================================================
    Total liabilities                              1,637,808
============================================================
Net assets applicable to shares outstanding      $21,034,499
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $20,923,137
____________________________________________________________
============================================================
Series II                                        $   111,362
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           2,149,472
____________________________________________________________
============================================================
Series II                                             11,452
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      9.73
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      9.72
____________________________________________________________
============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,531)                                        $   979,924
-------------------------------------------------------------
Dividends from affiliated money market funds           38,938
-------------------------------------------------------------
Interest                                               82,298
=============================================================
    Total investment income                         1,101,160
=============================================================

EXPENSES:

Advisory fees                                         180,490
-------------------------------------------------------------
Administrative services fees                           93,944
-------------------------------------------------------------
Custodian fees                                         16,017
-------------------------------------------------------------
Distribution fee -- Series II                              56
-------------------------------------------------------------
Transfer agent fees                                    10,802
-------------------------------------------------------------
Trustees' fees                                          8,768
-------------------------------------------------------------
Other                                                  29,242
=============================================================
    Total expenses                                    339,319
=============================================================
Less: Fees waived and expenses reimbursed                (521)
-------------------------------------------------------------
    Expenses paid indirectly                             (212)
=============================================================
    Net expenses                                      338,586
=============================================================
Net investment income                                 762,574
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            (6,753,541)
-------------------------------------------------------------
  Foreign currencies                                   10,816
-------------------------------------------------------------
  Option contracts written                             78,521
=============================================================
                                                   (6,664,204)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (2,995,894)
-------------------------------------------------------------
  Foreign currencies                                    1,337
=============================================================
                                                   (2,994,557)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts          (9,658,761)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                       $(8,896,187)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    762,574    $    720,613
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (6,664,204)     (4,732,808)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,994,557)    (10,714,354)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (8,896,187)    (14,726,549)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (735,979)       (529,849)
------------------------------------------------------------------------------------------
  Series II                                                         (3,622)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --      (3,464,881)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (6,268,289)      6,014,370
------------------------------------------------------------------------------------------
  Series II                                                        109,263              --
==========================================================================================
    Net increase (decrease) in net assets                      (15,794,814)    (12,706,909)
==========================================================================================

NET ASSETS:

  Beginning of year                                             36,829,313      49,536,222
==========================================================================================
  End of year                                                 $ 21,034,499    $ 36,829,313
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 35,858,835    $ 42,018,070
------------------------------------------------------------------------------------------
  Undistributed net investment income                              719,994         694,877
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (11,418,450)     (4,752,311)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (4,125,880)     (1,131,323)
==========================================================================================
                                                              $ 21,034,499    $ 36,829,313
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                         AIM V.I. GLOBAL UTILITIES FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the

                         AIM V.I. GLOBAL UTILITIES FUND
     fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%, which may be terminated or modified at any time. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $509.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $93,944 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,152 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $44 after plan fees reimbursed by AIM Distributors of $12.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $212 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $212.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to

                         AIM V.I. GLOBAL UTILITIES FUND
the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ---------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                          --     $     --
----------------------------------------------------------
Written                                 1,696      107,507
----------------------------------------------------------
Closed                                    (76)      (5,560)
----------------------------------------------------------
Exercised                                (240)     (27,314)
----------------------------------------------------------
Expired                                (1,380)     (74,633)
==========================================================
End of year                                --     $     --
__________________________________________________________
==========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002         2001
--------------------------------------------------------------
Distributions paid from:
Ordinary income                         $739,601    $2,521,868
--------------------------------------------------------------
Long-term capital gain                        --     1,472,862
==============================================================
                                        $739,601    $3,994,730
______________________________________________________________
==============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $    765,386
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (4,212,896)
-------------------------------------------------------------
Temporary book/tax differences                        (41,273)
-------------------------------------------------------------
Capital loss carryforward                         (11,289,222)
-------------------------------------------------------------
Post-October capital loss deferral                    (46,331)
-------------------------------------------------------------
Shares of beneficial interest                      35,858,835
=============================================================
                                                 $ 21,034,499
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and other differences. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $782.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                   CAPITAL LOSS
EXPIRATION         CARRYFORWARD
-------------------------------
December 31, 2009  $ 3,082,903
-------------------------------
December 31, 2010    8,206,319
===============================
                   $11,289,222
_______________________________
===============================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $13,772,910 and $17,720,574, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $ 1,507,699
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (5,721,377)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(4,213,678)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $25,593,660.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization and foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $2,144, undistributed net realized gains decreased by $1,935 and shares of beneficial interest decreased by $209. This reclassification had no effect on the net assets of the Fund.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                       2002                        2001
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     192,882    $ 2,309,033     732,845    $ 13,569,191
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                    11,365        108,344          --              --
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      77,066        735,979     304,477       3,994,730
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                       380          3,622          --              --
=================================================================================================================
Reacquired:
  Series I                                                    (838,194)    (9,313,301)   (660,993)    (11,549,551)
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                      (293)        (2,703)         --              --
=================================================================================================================
                                                              (556,794)   $(6,159,026)    376,329    $  6,014,370
_________________________________________________________________________________________________________________
=================================================================================================================

* Series II shares commenced sales on March 26, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                                ------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
                                                                 2002          2001          2000       1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.55       $ 21.16       $ 22.80    $ 17.36       $ 15.26
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.31(a)       0.29(a)(b)    0.29(a)    0.32(a)       0.35
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (3.78)        (6.25)        (0.80)      5.49          2.15
============================================================================================================================
    Total from investment operations                              (3.47)        (5.96)        (0.51)      5.81          2.50
============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.35)        (0.22)        (0.23)     (0.37)        (0.28)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (1.43)        (0.90)        --         (0.12)
============================================================================================================================
    Total distributions                                           (0.35)        (1.65)        (1.13)     (0.37)        (0.40)
============================================================================================================================
Net asset value, end of period                                  $  9.73       $ 13.55       $ 21.16    $ 22.80       $ 17.36
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                  (25.53)%      (27.93)%       (2.28)%    33.56%        16.49%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $20,923       $36,829       $49,536    $39,772       $28,134
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                            1.22%(d)      1.07%         1.10%      1.14%         1.11%
============================================================================================================================
Ratio of net investment income to average net assets               2.75%(d)      1.59%(b)      1.23%      1.72%         2.46%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                              54%           32%           50%        45%           32%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $27,745,269.

                         AIM V.I. GLOBAL UTILITIES FUND


                                                                  SERIES II
                                                                --------------
                                                                MARCH 26, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                   2002
------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 13.54
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.19(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (3.66)
==============================================================================
    Total from investment operations                                 (3.47)
==============================================================================
Less distributions from net investment income                        (0.35)
==============================================================================
Net asset value, end of period                                     $  9.72
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (25.55)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   111
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                         1.45%(c)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                      1.51%(c)
==============================================================================
Ratio of net investment income to average net assets                  2.52%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 54%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $29,138.

                         AIM V.I. GLOBAL UTILITIES FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2002


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-76.43%

FEDERAL FARM CREDIT BANK-6.47%

Bonds,
  3.88%, 12/15/04                              $   842,000    $    876,615
--------------------------------------------------------------------------
  4.38%, 04/15/05                                1,625,000       1,714,245
--------------------------------------------------------------------------
  6.00%, 06/11/08 to 03/07/11                    4,600,000       5,210,852
--------------------------------------------------------------------------
  5.75%, 01/18/11                                2,000,000       2,212,960
--------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                2,500,000       2,615,300
--------------------------------------------------------------------------
Unsec. Bonds,
  7.25%, 06/12/07                               13,625,000      16,050,114
==========================================================================
                                                                28,680,086
==========================================================================

FEDERAL HOME LOAN BANK-6.48%

Medium Term Notes,
  8.17%, 12/16/04                                  400,000         449,352
--------------------------------------------------------------------------
Unsec. Bonds,
  6.50%, 11/15/05                                  275,000         307,698
--------------------------------------------------------------------------
  7.25%, 02/15/07                                  895,000       1,049,405
--------------------------------------------------------------------------
  4.88%, 05/15/07                                4,000,000       4,315,600
--------------------------------------------------------------------------
  5.48%, 01/28/09                                1,500,000       1,660,635
--------------------------------------------------------------------------
  5.75%, 05/15/12                               18,790,000      20,926,047
==========================================================================
                                                                28,708,737
==========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-21.57%

Pass Through Ctfs.,
  6.00%, 11/01/08 to 09/01/13                      571,855         602,964
--------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/32                   17,663,101      18,460,837
--------------------------------------------------------------------------
  7.00%, 11/01/10 to 06/01/32                   24,840,467      26,209,730
--------------------------------------------------------------------------
  10.50%, 08/01/19                                  47,965          54,851
--------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                    3,675,727       3,982,660
--------------------------------------------------------------------------
  10.00%, 03/01/21                                 935,262       1,070,373
--------------------------------------------------------------------------
  8.00%, 10/01/23                                  896,370         974,099
--------------------------------------------------------------------------
  7.50%, 09/01/30                                  430,423         458,018
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(a)                             6,000,000       6,218,932
--------------------------------------------------------------------------
Unsec. Medium Term Notes,
  4.50%, 02/27/06                                6,845,000       6,874,981
--------------------------------------------------------------------------
  6.00%, 05/25/12 to 06/27/17                   10,059,000      10,560,532
--------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-(CONTINUED)

Unsec. Notes,
  5.25%, 01/15/06                              $ 2,380,000    $  2,584,704
--------------------------------------------------------------------------
  5.13%, 10/15/08 to 07/15/12                    6,600,000       7,133,746
--------------------------------------------------------------------------
  5.00%, 07/30/09                                8,800,000       9,081,336
--------------------------------------------------------------------------
  5.63%, 03/15/11                                1,200,000       1,328,268
==========================================================================
                                                                95,596,031
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-34.44%

Pass Through Ctfs.,
  7.00%, 03/01/04 to 05/01/32                    9,594,878      10,165,264
--------------------------------------------------------------------------
  7.50%, 11/01/09 to 05/01/32                    5,603,218       5,954,422
--------------------------------------------------------------------------
  6.50%, 10/01/10 to 08/01/32                   28,618,120      29,940,401
--------------------------------------------------------------------------
  10.00%, 03/01/16                                 291,912         326,967
--------------------------------------------------------------------------
  6.00%, 07/01/17                                2,672,996       2,797,935
--------------------------------------------------------------------------
  8.50%, 11/01/17 to 12/01/26                    4,747,598       5,172,041
--------------------------------------------------------------------------
  8.00%, 09/01/22 to 06/01/32                   38,504,621      41,417,289
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(a)                            11,550,000      11,971,971
--------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    3,500,000       3,950,950
--------------------------------------------------------------------------
  6.47%, 09/25/12                                1,625,000       1,900,681
--------------------------------------------------------------------------
STRIPS,
  7.37%, 10/09/19(b)                             1,800,000         686,682
--------------------------------------------------------------------------
Unsec. Notes,
  3.25%, 08/26/05 to 11/15/07                   14,000,000      14,062,420
--------------------------------------------------------------------------
  5.25%, 04/15/07                                2,175,000       2,381,647
--------------------------------------------------------------------------
  4.25%, 07/15/07                                5,400,000       5,694,354
--------------------------------------------------------------------------
  6.63%, 11/15/10                                4,800,000       5,636,928
--------------------------------------------------------------------------
  6.13%, 03/15/12                                9,000,000      10,277,460
--------------------------------------------------------------------------
Unsec. Medium Term Notes,
  7.38%, 03/28/05                                  300,000         336,333
==========================================================================
                                                               152,673,745
==========================================================================

FINANCIAL ASSISTANCE CORP.-0.02%

Series A03, Gtd. Bonds,
  9.38%, 07/21/03                                   75,000          78,294
==========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.27%

Pass Through Ctfs.,
  9.50%, 08/15/03 to 09/15/16                  $    13,450    $     15,078
--------------------------------------------------------------------------
  7.50%, 03/15/08 to 08/15/28                    1,966,809       2,100,089
--------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                       47,243          51,975
--------------------------------------------------------------------------
  11.00%, 10/15/15                                  11,211          13,110
--------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                       8,113           9,459
--------------------------------------------------------------------------
  10.00%, 06/15/19                                 284,407         327,162
--------------------------------------------------------------------------
  6.50%, 12/15/23 to 06/15/32                    6,061,082       6,369,277
--------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                    1,449,862       1,583,793
--------------------------------------------------------------------------
  7.00%, 04/15/28 to 05/15/32                    5,034,545       5,341,215
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 01/01/33(a)                             3,000,000       3,129,844
==========================================================================
                                                                18,941,002
==========================================================================

PRIVATE EXPORT FUNDING COMPANY-1.61%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                                2,701,000       3,171,703
--------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                1,500,000       1,747,725
--------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                2,000,000       2,207,140
==========================================================================
                                                                 7,126,568
==========================================================================

TENNESSEE VALLEY AUTHORITY-1.57%

Bonds,
  4.88%, 12/15/16                                1,600,000       1,724,576
--------------------------------------------------------------------------
Series A, Bonds,
  5.63%, 01/18/11                                4,800,000       5,236,272
==========================================================================
                                                                 6,960,848
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $330,247,703)                                      338,765,311
==========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


U.S. TREASURY SECURITIES-21.86%

U.S. TREASURY NOTES-17.11%

  6.75%, 05/15/05                              $ 3,500,000    $  3,903,165
--------------------------------------------------------------------------
  4.63%, 05/15/06                                6,375,000       6,877,605
--------------------------------------------------------------------------
  4.38%, 05/15/07                               19,000,000      20,408,280
--------------------------------------------------------------------------
  3.25%, 08/15/07                               10,000,000      10,252,200
--------------------------------------------------------------------------
  4.88%, 02/15/12                               22,041,000      23,956,142
--------------------------------------------------------------------------
  4.38%, 08/15/12                               10,000,000      10,463,800
==========================================================================
                                                                75,861,192
==========================================================================
U.S. TREASURY BONDS-4.50%

  9.25%, 02/15/16                                  550,000         816,932
--------------------------------------------------------------------------
  7.50%, 11/15/24                                2,515,000       3,394,998
--------------------------------------------------------------------------
  7.63%, 02/15/25                                  550,000         752,125
--------------------------------------------------------------------------
  6.88%, 08/15/25                                  500,000         632,885
--------------------------------------------------------------------------
  6.25%, 05/15/30                                6,520,000       7,806,070
--------------------------------------------------------------------------
  5.38%, 02/15/31                                6,000,000       6,544,680
==========================================================================
                                                                19,947,690
==========================================================================

U.S. TREASURY STRIPS-0.25%

  5.38%, 05/15/06(b)                               750,000         694,958
--------------------------------------------------------------------------
  6.79%, 11/15/18(b)                               905,000         404,245
==========================================================================
                                                                 1,099,203
==========================================================================
    Total U.S. Treasury Securities (Cost
      $93,962,837)                                              96,908,085
==========================================================================

                                                 SHARES

MONEY MARKET FUNDS-5.50%

STIT Government & Agency Portfolio (Cost
  $24,390,740)(c)                               24,390,740      24,390,740
==========================================================================
TOTAL INVESTMENTS-103.79% (Cost $448,601,280)                  460,064,136
==========================================================================
OTHER ASSETS LESS LIABILITIES-(3.79%)                          (16,816,729)
==========================================================================
NET ASSETS-100.00%                                            $443,247,407
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Securities
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS:

Investments, at market value (cost
  $448,601,280)                                  $460,064,136
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                    798,593
-------------------------------------------------------------
  Dividends and interest                            3,857,894
-------------------------------------------------------------
  Principal paydowns                                  183,809
-------------------------------------------------------------
Investment for deferred compensation plan              33,823
-------------------------------------------------------------
Other assets                                          131,115
=============================================================
     Total assets                                 465,069,370
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                            21,146,994
-------------------------------------------------------------
  Fund shares reacquired                              349,499
-------------------------------------------------------------
  Interest expense                                      2,054
-------------------------------------------------------------
  Deferred compensation plan                           33,823
-------------------------------------------------------------
Accrued administrative services fees                  221,776
-------------------------------------------------------------
Accrued distribution fees -- Series II                  7,352
-------------------------------------------------------------
Accrued transfer agent fees                             3,351
-------------------------------------------------------------
Accrued operating expenses                             57,114
=============================================================
     Total liabilities                             21,821,963
=============================================================
Net assets applicable to shares outstanding      $443,247,407
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $428,321,631
_____________________________________________________________
=============================================================
Series II                                        $ 14,925,776
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           34,549,714
_____________________________________________________________
=============================================================
Series II                                           1,208,131
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.40
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.35
_____________________________________________________________
=============================================================


STATEMENT OF OPERATIONS
For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                         $11,815,129
------------------------------------------------------------
Dividends from affiliated money market funds         740,027
============================================================
    Total investment income                       12,555,156
============================================================

EXPENSES:

Advisory fees                                      1,298,875
------------------------------------------------------------
Administrative services fees                         614,299
------------------------------------------------------------
Custodian fees                                        62,983
------------------------------------------------------------
Distribution fees -- Series II                        14,634
------------------------------------------------------------
Interest                                              35,970
------------------------------------------------------------
Transfer agent fees                                   27,352
------------------------------------------------------------
Trustees' fees                                        10,011
------------------------------------------------------------
Other                                                 62,410
============================================================
    Total expenses                                 2,126,534
============================================================
Less: Fees waived                                     (7,105)
------------------------------------------------------------
    Expenses paid indirectly                            (855)
============================================================
    Net expenses                                   2,118,574
============================================================
Net investment income                             10,436,582
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities       3,331,182
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           10,126,375
============================================================
Net gain from investment securities               13,457,557
============================================================
Net increase in net assets resulting from
  operations                                     $23,894,139
____________________________________________________________
============================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,436,582    $  7,444,832
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   3,331,182       1,717,730
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       10,126,375        (200,646)
==========================================================================================
    Net increase in net assets resulting from operations        23,894,139       8,961,916
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (7,651,576)     (4,304,055)
------------------------------------------------------------------------------------------
  Series II                                                       (254,364)        (21,360)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     261,979,270      61,991,992
------------------------------------------------------------------------------------------
  Series II                                                     13,674,045         975,326
==========================================================================================
    Net increase in net assets                                 291,641,514      67,603,819
==========================================================================================

NET ASSETS:

  Beginning of year                                            151,605,893      84,002,074
==========================================================================================
  End of year                                                 $443,247,407    $151,605,893
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $419,289,931    $143,636,616
------------------------------------------------------------------------------------------
  Undistributed net investment income                           11,461,567       7,860,269
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   1,033,053      (1,227,473)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              11,462,856       1,336,481
==========================================================================================
                                                              $443,247,407    $151,605,893
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will segregate assets to cover its obligations under dollar roll transactions.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the

                      AIM V.I. GOVERNMENT SECURITIES FUND
affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $7,105.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $614,299, of which AIM retained $62,172 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $16,195 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $14,634.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,057 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $855 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $855.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.

  The maximum amount outstanding during the year ended December 31, 2002 was $19,950,000 and averaged $3,230,414 per day with a weighted average interest rate of 1.11%.

  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from ordinary
  income                               $7,905,940    $4,325,415
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $ 13,007,563
-------------------------------------------------------------
Undistributed long-term gain                          193,623
-------------------------------------------------------------
Unrealized appreciation -- investments             11,316,245
-------------------------------------------------------------
Temporary book/tax differences                        (47,970)
-------------------------------------------------------------
Post-October capital loss deferral                   (511,985)
-------------------------------------------------------------
Shares of beneficial interest                     419,289,931
=============================================================
                                                 $443,247,407
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $662,834,604 and $385,836,424, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $11,542,085
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (225,840)
============================================================
Net unrealized appreciation of investment
  securities                                     $11,316,245
____________________________________________________________
============================================================
Cost of investments for tax purposes is $448,747,891.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of paydowns of securities on December 31, 2002, undistributed net investment income was increased by $1,070,656 and undistributed net realized gains decreased by $1,070,656. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                         2002                           2001
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    30,620,219    $ 373,370,909    11,782,921    $135,803,545
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                   1,327,628       16,134,310        83,825         996,647
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       624,618        7,651,576       374,266       4,304,055
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      20,832          254,364         1,859          21,360
=======================================================================================================================
Reacquired:
  Series I                                                    (9,762,219)    (119,043,215)   (6,614,320)    (78,115,608)
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (222,409)      (2,714,629)       (3,604)        (42,681)
=======================================================================================================================
                                                              22,608,669    $ 275,653,315     5,624,947    $ 62,967,318
_______________________________________________________________________________________________________________________
=======================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                           SERIES I
                                                             --------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                               2002           2001             2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  11.53       $  11.16          $ 10.63       $ 11.18       $ 10.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.49(a)        0.59(a)(b)       0.66(a)       0.63(a)       0.63(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.61           0.12             0.41         (0.78)         0.20
=================================================================================================================================
    Total from investment operations                             1.10           0.71             1.07         (0.15)         0.83
=================================================================================================================================
Less dividends from net investment income                       (0.23)         (0.34)           (0.54)        (0.40)        (0.32)
=================================================================================================================================
Net asset value, end of period                               $  12.40       $  11.53          $ 11.16       $ 10.63       $ 11.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.59%          6.41%           10.12%        (1.32)%        7.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $428,322       $150,660          $84,002       $70,761       $58,185
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                       0.81%(d)       1.08%            0.97%         0.90%         0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                       0.80%(d)       0.80%            0.85%         0.80%         0.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets             4.01%(d)       5.09%(b)         6.03%         5.75%         5.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense to average net assets                  0.01%(d)       0.28%            0.12%         0.10%           --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           170%           199%              87%           41%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of investment income to average net assets would have been 5.40%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $255,007,238.

                      AIM V.I. GOVERNMENT SECURITIES FUND


                                                                            SERIES II
                                                              -------------------------------------
                                                                                 SEPTEMBER 19, 2001
                                                                                    (DATE SALES
                                                              YEAR ENDED           COMMENCED) TO
                                                              DECEMBER 31,          DECEMBER 31,
                                                                2002                    2001
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.52                $11.84
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.46(a)               0.16(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.60                 (0.14)
===================================================================================================
    Total from investment operations                               1.06                  0.02
===================================================================================================
Less dividends from net investment income                         (0.23)                (0.34)
===================================================================================================
Net asset value, end of period                                  $ 12.35                $11.52
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                    9.25%                 0.22%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,926                $  946
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                         1.06%(c)              1.41%(d)
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                         1.05%(c)              1.13%(d)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income to average net assets               3.76%(c)              4.76%(d)
___________________________________________________________________________________________________
===================================================================================================
Ratio of interest expense to average net assets                    0.01%(c)              0.28%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                             170%                  199%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for the periods shown.
(c)  Ratios are based on average daily net assets of $5,853,778.
(d)  Annualized.

                      AIM V.I. GOVERNMENT SECURITIES FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                              AIM V.I. GROWTH FUND

Schedule of Investments

December 31, 2002

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.99%

Advertising-0.75%

Omnicom Group Inc.                                42,500   $  2,745,500
=======================================================================

Aerospace & Defense-0.43%

United Technologies Corp.                         25,000      1,548,500
=======================================================================

Airlines-0.70%

Ryanair Holdings PLC-ADR (Ireland)(a)             35,000      1,370,600
-----------------------------------------------------------------------
Southwest Airlines Co.                            85,000      1,181,500
=======================================================================
                                                              2,552,100
=======================================================================

Apparel Retail-3.08%

Gap, Inc. (The)                                  500,000      7,760,000
-----------------------------------------------------------------------
Ross Stores, Inc.                                 35,000      1,483,650
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                             100,000      1,952,000
=======================================================================
                                                             11,195,650
=======================================================================

Application Software-0.55%

PeopleSoft, Inc.(a)                              110,000      2,013,000
=======================================================================

Banks-2.43%

Bank of America Corp.                             70,000      4,869,900
-----------------------------------------------------------------------
Fifth Third Bancorp                               35,000      2,049,250
-----------------------------------------------------------------------
Synovus Financial Corp.                          100,000      1,940,000
=======================================================================
                                                              8,859,150
=======================================================================

Biotechnology-2.26%

Amgen Inc.(a)                                    135,000      6,525,900
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          50,000      1,700,000
=======================================================================
                                                              8,225,900
=======================================================================

Brewers-0.57%

Anheuser-Busch Cos., Inc.                         42,500      2,057,000
=======================================================================

Broadcasting & Cable TV-1.02%

Clear Channel Communications, Inc.(a)            100,000      3,729,000
=======================================================================

Building Products-0.58%

Masco Corp.                                      100,000      2,105,000
=======================================================================

Catalog Retail-0.53%

USA Interactive(a)                                85,000      1,943,100
=======================================================================

Computer & Electronics Retail-0.77%

CDW Computer Centers, Inc.(a)                     63,500      2,784,475
=======================================================================

Computer Hardware-4.13%

Dell Computer Corp.(a)                           210,000      5,615,400
-----------------------------------------------------------------------
Hewlett-Packard Co.                              320,000      5,555,200
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Computer Hardware-(Continued)

International Business Machines Corp.             50,000   $  3,875,000
=======================================================================
                                                             15,045,600
=======================================================================

Consumer Finance-1.05%

MBNA Corp.                                       200,000      3,804,000
=======================================================================

Data Processing Services-1.80%

First Data Corp.                                  55,000      1,947,550
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   70,000      2,376,500
-----------------------------------------------------------------------
Paychex, Inc.                                     80,000      2,232,000
=======================================================================
                                                              6,556,050
=======================================================================

Department Stores-1.31%

Kohl's Corp.(a)                                   85,000      4,755,750
=======================================================================

Derivatives-0.96%

Nasdaq-100 Index Tracking Stock(a)               143,500      3,501,400
=======================================================================

Diversified Financial Services-6.86%

American Express Co.                              62,500      2,209,375
-----------------------------------------------------------------------
Citigroup Inc.                                   162,500      5,718,375
-----------------------------------------------------------------------
Fannie Mae                                        42,500      2,734,025
-----------------------------------------------------------------------
Freddie Mac                                       62,500      3,690,625
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   80,000      5,448,000
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                          125,000      3,000,000
-----------------------------------------------------------------------
SLM Corp.                                         21,000      2,181,060
=======================================================================
                                                             24,981,460
=======================================================================

Drug Retail-1.20%

CVS Corp.                                         57,500      1,435,775
-----------------------------------------------------------------------
Walgreen Co.                                     100,000      2,919,000
=======================================================================
                                                              4,354,775
=======================================================================

Electronic Equipment & Instruments-0.57%

Thermo Electron Corp.(a)                         102,500      2,062,300
=======================================================================

Employment Services-0.53%

Robert Half International Inc.(a)                120,000      1,933,200
=======================================================================

Food Distributors-0.41%

Sysco Corp.                                       50,000      1,489,500
=======================================================================

Food Retail-0.36%

Whole Foods Market, Inc.(a)(b)                    25,000      1,318,250
=======================================================================

General Merchandise Stores-2.83%

Family Dollar Stores, Inc.                        50,000      1,560,500
-----------------------------------------------------------------------
Target Corp.                                     100,000      3,000,000
-----------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
General Merchandise Stores-(Continued)

Wal-Mart Stores, Inc.                            113,500   $  5,732,885
=======================================================================
                                                             10,293,385
=======================================================================

Health Care Distributors & Services-1.70%

AdvancePCS(a)                                     70,000      1,554,700
-----------------------------------------------------------------------
Cardinal Health, Inc.                             50,000      2,959,500
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          35,000      1,681,400
=======================================================================
                                                              6,195,600
=======================================================================

Health Care Equipment-2.90%

Becton, Dickinson & Co.                           65,000      1,994,850
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                        92,500      3,933,100
-----------------------------------------------------------------------
Medtronic, Inc.                                   62,500      2,850,000
-----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          42,500      1,764,600
=======================================================================
                                                             10,542,550
=======================================================================

Health Care Facilities-0.80%

HCA Inc.                                          70,000      2,905,000
=======================================================================

Health Care Supplies-0.89%

Alcon, Inc. (Switzerland)(a)                      82,500      3,254,625
=======================================================================

Home Improvement Retail-1.50%

Home Depot, Inc. (The)                           150,000      3,594,000
-----------------------------------------------------------------------
Lowe's Cos., Inc.                                 50,000      1,875,000
=======================================================================
                                                              5,469,000
=======================================================================

Household Products-2.16%

Colgate-Palmolive Co.                             35,000      1,835,050
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                        70,000      6,015,800
=======================================================================
                                                              7,850,850
=======================================================================

Housewares & Specialties-0.71%

Newell Rubbermaid Inc.                            85,000      2,578,050
=======================================================================

Industrial Conglomerates-3.14%

General Electric Co.                             220,000      5,357,000
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                355,000      6,063,400
=======================================================================
                                                             11,420,400
=======================================================================

Industrial Gases-0.56%

Praxair, Inc.                                     35,000      2,021,950
=======================================================================

Industrial Machinery-0.54%

Danaher Corp.                                     30,000      1,971,000
=======================================================================

Integrated Telecommunication Services-0.50%

AT&T Corp.                                        70,000      1,827,700
=======================================================================

Internet Retail-1.59%

Amazon.com, Inc.(a)                              180,000      3,400,200
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Internet Retail-(Continued)

eBay Inc.(a)                                      35,000   $  2,373,700
=======================================================================
                                                              5,773,900
=======================================================================

Internet Software & Services-0.95%

Yahoo! Inc.(a)                                   212,500      3,474,375
=======================================================================

IT Consulting & Services-0.80%

Affiliated Computer Services, Inc.-Class A(a)     55,000      2,895,750
=======================================================================

Managed Health Care-3.85%

Aetna Inc.                                        97,500      4,009,200
-----------------------------------------------------------------------
Anthem, Inc.(a)                                   31,500      1,981,350
-----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              90,000      1,462,500
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           42,500      3,548,750
-----------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 42,500      3,024,300
=======================================================================
                                                             14,026,100
=======================================================================

Motorcycle Manufacturers-0.54%

Harley-Davidson, Inc.                             42,500      1,963,500
=======================================================================

Movies & Entertainment-0.82%

Fox Entertainment Group, Inc.-Class A(a)         115,000      2,981,950
=======================================================================

Multi-Line Insurance-2.03%

American International Group, Inc.               100,000      5,785,000
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     35,000      1,590,050
=======================================================================
                                                              7,375,050
=======================================================================

Networking Equipment-1.94%

Cisco Systems, Inc.(a)                           540,000      7,074,000
=======================================================================

Office Services & Supplies-0.35%

Avery Dennison Corp.                              21,000      1,282,680
=======================================================================

Oil & Gas Drilling-0.74%

ENSCO International Inc.                          50,000      1,472,500
-----------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              35,000      1,234,450
=======================================================================
                                                              2,706,950
=======================================================================

Oil & Gas Equipment & Services-0.49%

Schlumberger Ltd. (Netherlands)                   42,500      1,788,825
=======================================================================

Oil & Gas Exploration & Production-0.54%

Devon Energy Corp.                                42,500      1,950,750
=======================================================================

Packaged Foods & Meats-0.77%

Sara Lee Corp.                                   125,000      2,813,750
=======================================================================

Personal Products-0.42%

Gillette Co. (The)                                50,000      1,518,000
=======================================================================

Pharmaceuticals-10.93%

Forest Laboratories, Inc.(a)                      28,500      2,799,270
-----------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Pharmaceuticals-(Continued)

Johnson & Johnson                                120,000   $  6,445,200
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                 50,000      3,175,000
-----------------------------------------------------------------------
Merck & Co. Inc.                                  35,000      1,981,350
-----------------------------------------------------------------------
Pfizer Inc.                                      247,500      7,566,075
-----------------------------------------------------------------------
Pharmacia Corp.                                  247,500     10,345,500
-----------------------------------------------------------------------
Wyeth                                            200,000      7,480,000
=======================================================================
                                                             39,792,395
=======================================================================

Semiconductor Equipment-3.40%

Applied Materials, Inc.(a)                       500,000      6,515,000
-----------------------------------------------------------------------
Lam Research Corp.(a)                            139,800      1,509,840
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                        155,000      4,352,400
=======================================================================
                                                             12,377,240
=======================================================================

Semiconductors-7.05%

Analog Devices, Inc.(a)                          140,000      3,341,800
-----------------------------------------------------------------------
Intel Corp.                                      255,000      3,970,350
-----------------------------------------------------------------------
Linear Technology Corp.                          125,000      3,215,000
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   50,000      1,652,000
-----------------------------------------------------------------------
Microchip Technology Inc.                        155,000      3,789,750
-----------------------------------------------------------------------
Micron Technology, Inc.(a)                       280,000      2,727,200
-----------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Netherlands)                                  170,000      3,316,700
-----------------------------------------------------------------------
Texas Instruments Inc.                           100,000      1,501,000
-----------------------------------------------------------------------
Xilinx, Inc.(a)                                  105,000      2,163,000
=======================================================================
                                                             25,676,800
=======================================================================

Specialty Chemicals-0.37%

Ecolab Inc.                                       27,500      1,361,250
=======================================================================

Specialty Stores-1.31%

Bed Bath & Beyond Inc.(a)                        105,000      3,625,650
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Specialty Stores-(Continued)

Weight Watchers International, Inc.(a)            25,000   $  1,149,250
=======================================================================
                                                              4,774,900
=======================================================================

Systems Software-6.62%

Computer Associates International, Inc.          425,000      5,737,500
-----------------------------------------------------------------------
Microsoft Corp.(a)                               285,000     14,734,500
-----------------------------------------------------------------------
Oracle Corp.(a)                                  335,000      3,618,000
=======================================================================
                                                             24,090,000
=======================================================================

Telecommunications Equipment-0.95%

Nokia Oyj-ADR (Finland)                          140,000      2,170,000
-----------------------------------------------------------------------
QUALCOMM Inc.(a)                                  35,000      1,273,650
=======================================================================
                                                              3,443,650
=======================================================================

Wireless Telecommunication Services-1.45%

AT&T Wireless Services Inc.(a)                   300,000      1,695,000
-----------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)           140,000      1,617,000
-----------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)          107,500      1,947,900
=======================================================================
                                                              5,259,900
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $370,012,748)                         360,292,485
=======================================================================

MONEY MARKET FUNDS-1.10%

STIC Liquid Assets Portfolio(c)                2,006,606      2,006,606
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        2,006,606      2,006,606
=======================================================================
    Total Money Market Funds (Cost
      $4,013,212)                                             4,013,212
=======================================================================
TOTAL INVESTMENTS-100.09% (Cost $374,025,960)               364,305,697
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                          (313,796)
=======================================================================
NET ASSETS-100.00%                                         $363,991,901
_______________________________________________________________________
=======================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 6.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                              AIM V.I. GROWTH FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $374,025,960)                                  $364,305,697
-------------------------------------------------------------
Foreign currencies, at value (cost $157)                  164
-------------------------------------------------------------
Receivables for:
  Investments sold                                  7,738,368
-------------------------------------------------------------
  Fund shares sold                                     79,214
-------------------------------------------------------------
  Dividends                                           233,668
-------------------------------------------------------------
  Amount due from advisor                               7,192
-------------------------------------------------------------
Investment for deferred compensation plan              39,219
-------------------------------------------------------------
Other assets                                            2,095
=============================================================
    Total assets                                  372,405,617
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             7,626,445
-------------------------------------------------------------
  Fund shares reacquired                              381,040
-------------------------------------------------------------
  Options written (premiums received $66,748)          44,375
-------------------------------------------------------------
  Deferred compensation plan                           39,219
-------------------------------------------------------------
Accrued administrative services fees                  188,996
-------------------------------------------------------------
Accrued distribution fees -- Series II                  1,497
-------------------------------------------------------------
Accrued transfer agent fees                            21,577
-------------------------------------------------------------
Accrued operating expenses                            110,567
=============================================================
    Total liabilities                               8,413,716
=============================================================
Net assets applicable to shares outstanding      $363,991,901
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $361,259,378
_____________________________________________________________
=============================================================
Series II                                        $  2,732,523
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           31,971,909
_____________________________________________________________
=============================================================
Series II                                             242,464
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      11.30
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      11.27
_____________________________________________________________
=============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $19,998)                                      $   3,118,241
-------------------------------------------------------------
Dividends from affiliated money market funds          174,666
-------------------------------------------------------------
Interest                                                  874
=============================================================
    Total investment income                         3,293,781
=============================================================

EXPENSES:

Advisory fees                                       2,944,558
-------------------------------------------------------------
Administrative services fees                        1,057,818
-------------------------------------------------------------
Custodian fees                                        118,457
-------------------------------------------------------------
Distribution fees -- Series II                          4,017
-------------------------------------------------------------
Transfer agent fees                                    61,396
-------------------------------------------------------------
Trustees' fees                                         11,194
-------------------------------------------------------------
Other                                                  78,171
=============================================================
    Total expenses                                  4,275,611
=============================================================
Less: Fees waived                                      (3,467)
-------------------------------------------------------------
    Expenses paid indirectly                           (1,214)
=============================================================
    Net expenses                                    4,270,930
=============================================================
Net investment income (loss)                         (977,149)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (110,851,446)
-------------------------------------------------------------
  Foreign currencies                                   20,823
-------------------------------------------------------------
  Option contracts written                            597,839
=============================================================
                                                 (110,232,784)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (72,821,281)
-------------------------------------------------------------
  Foreign currencies                                    2,169
-------------------------------------------------------------
  Option contracts written                             22,373
=============================================================
                                                  (72,796,739)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (183,029,523)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(184,006,672)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                              AIM V.I. GROWTH FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (977,149)   $  (1,177,497)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (110,232,784)    (324,556,814)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (72,796,739)      16,460,008
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (184,006,672)    (309,274,303)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                               --       (1,436,399)
--------------------------------------------------------------------------------------------
  Series II                                                              --           (1,390)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (56,986,625)      33,201,050
--------------------------------------------------------------------------------------------
  Series II                                                       2,733,286          580,648
============================================================================================
    Net increase (decrease) in net assets                      (238,260,011)    (276,930,394)
============================================================================================

NET ASSETS:

  Beginning of year                                             602,251,912      879,182,306
============================================================================================
  End of year                                                 $ 363,991,901    $ 602,251,912
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 835,403,662    $ 890,606,504
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (65,948)         (59,125)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (461,648,148)    (351,394,541)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts          (9,697,665)      63,099,074
============================================================================================
                                                              $ 363,991,901    $ 602,251,912
____________________________________________________________________________________________
============================================================================================

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-

                              AIM V.I. GROWTH FUND
     size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the

                              AIM V.I. GROWTH FUND
     contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the statement of Assets and Liabilities.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $3,467.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $1,057,818 of which AIM retained $101,341 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $30,366 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $4,017.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,602 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $1,214 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,214.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                      CALL OPTION CONTRACTS
                                     ------------------------
                                     NUMBER OF     PREMIUMS
                                     CONTRACTS     RECEIVED
-------------------------------------------------------------
Beginning of year                         --      $        --
-------------------------------------------------------------
Written                                6,346        1,287,439
-------------------------------------------------------------
Closed                                (5,613)      (1,096,745)
-------------------------------------------------------------
Exercised                               (208)         (55,898)
-------------------------------------------------------------
Expired                                 (275)         (68,048)
=============================================================
End of year                              250      $    66,748
_____________________________________________________________
=============================================================


  Open call option contracts written at December 31, 2002 were as follows:

                                                          DECEMBER 31,
               CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2002        UNREALIZED
ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
-------------------------------------------------------------------------------------
Whole Foods
 Market, Inc.   Feb-03     $55        250      $66,748      $44,375        $22,373
_____________________________________________________________________________________
=====================================================================================

                              AIM V.I. GROWTH FUND

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                           2002        2001
--------------------------------------------------------------
Distributions paid from ordinary income   $   --    $1,437,789
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                 $ (24,329,093)
-------------------------------------------------------------
Temporary book/tax differences                        (65,948)
-------------------------------------------------------------
Capital loss carryforward                        (432,300,347)
-------------------------------------------------------------
Post-October capital loss deferral                (14,716,373)
-------------------------------------------------------------
Shares of beneficial interest                     835,403,662
=============================================================
                                                $ 363,991,901
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments includes appreciation on foreign currencies of $225 and option contracts written of $22,373.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2008                              $  4,002,102
-----------------------------------------------------------
December 31, 2009                               325,071,012
-----------------------------------------------------------
December 31, 2010                               103,227,233
===========================================================
                                               $432,300,347
___________________________________________________________
===========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $902,304,319 and $922,539,690, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 21,532,602
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (45,884,293)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                          $(24,351,691)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $388,657,388.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and foreign currency transactions on December 31, 2002, undistributed net investment income
(loss) was increased by $970,326, undistributed net realized gains (losses) decreased by $20,823 and shares of beneficial interest decreased by $949,503. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      7,814,827    $ 106,412,883     8,864,865    $ 166,073,915
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      533,384        6,154,426        38,052          599,422
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --        89,663        1,436,399
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           --               --            87            1,390
=========================================================================================================================
Reacquired:
  Series I                                                    (12,601,423)    (163,399,508)   (7,625,551)    (134,309,264)
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (327,826)      (3,421,140)       (1,233)         (20,164)
=========================================================================================================================
                                                               (4,581,038)   $ (54,253,339)    1,365,883    $  33,781,698
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                              AIM V.I. GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001           2000        1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.37       $  24.81       $  32.25    $  24.80       $  19.83
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.03)(a)       0.03        0.01(a)        0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (5.04)         (8.37)         (6.60)       8.63           6.57
===============================================================================================================================
    Total from investment operations                             (5.07)         (8.40)         (6.57)       8.64           6.65
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.04)          0.00       (0.06)         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          (0.87)      (1.13)         (1.59)
===============================================================================================================================
    Total distributions                                             --          (0.04)         (0.87)      (1.19)         (1.68)
===============================================================================================================================
Net asset value, end of period                                $  11.30       $  16.37       $  24.81    $  32.25       $  24.80
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (30.97)%       (33.86)%       (20.49)%     35.24%         34.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $361,259       $601,648       $879,182    $704,096       $371,915
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           0.91%(c)       0.88%          0.83%       0.73%          0.72%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.21)%(c)     (0.17)%         0.11%       0.04%          0.41%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            195%           239%           162%        101%           133%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $468,319,600.

                                                                            SERIES II
                                                              --------------------------------------
                                                                                SEPTEMBER 19, 2001
                                                               YEAR ENDED     (DATE SALES COMMENCED)
                                                              DECEMBER 31,       TO DECEMBER 31,
                                                                  2002                 2001
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $16.36               $14.67
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)            (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (5.03)                1.75
====================================================================================================
    Total from investment operations                              (5.09)                1.73
====================================================================================================
Less dividends from net investment income                            --                (0.04)
====================================================================================================
Net asset value, end of period                                   $11.27               $16.36
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                  (31.11)%              11.79%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,733               $  604
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                            1.16%(c)             1.17%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (0.46)%(c)           (0.46)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                             195%                 239%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $1,606,748.
(d)  Annualized.

                              AIM V.I. GROWTH FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. High Yield Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. High Yield Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                            AIM V.I. HIGH YIELD FUND

Schedule of Investments

December 31, 2002

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
BONDS & NOTES-90.47%

Advertising-0.34%

Lamar Media Corp., Sr. Sub. Notes, 7.25%,
  01/01/13 (Acquired 12/17/02; Cost
  $20,000)(a)                                  $ 20,000    $    20,400
----------------------------------------------------------------------
RH Donnelley Finance Corp. I, Sr. Notes,
  8.88%, 12/15/10 (Acquired 11/26/02; Cost
  $60,000)(a)                                    60,000         64,500
======================================================================
                                                                84,900
======================================================================

Aerospace & Defense-0.59%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                       145,000        148,625
======================================================================

Airlines-0.62%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                               95,000         53,675
----------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                        160,000        101,600
======================================================================
                                                               155,275
======================================================================

Alternative Carriers-0.15%

LCI International, Inc. Sr. Notes, 7.25%,
  06/15/07                                       75,000         37,875
======================================================================

Apparel Retail-2.46%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              200,000        209,000
----------------------------------------------------------------------
Gap, Inc. (The), Unsec. Unsub. Notes, 9.90%,
  12/15/05                                      225,000        238,500
----------------------------------------------------------------------
Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                              160,000        171,200
======================================================================
                                                               618,700
======================================================================

Apparel, Accessories & Luxury Goods-1.58%

Perry Ellis International Inc.-Series B, Sr.
  Sec. Notes, 9.50%, 03/15/09                    40,000         41,500
----------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Notes, 9.25%,
  05/01/10                                       60,000         64,950
----------------------------------------------------------------------
Samsonite Corp., Sr. Unsec. Sub Notes,
  10.75%, 06/15/08                              250,000        203,750
----------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.88%, 08/15/11              80,000         87,600
======================================================================
                                                               397,800
======================================================================

Auto Parts & Equipment-0.31%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Notes, 8.63%, 04/15/12                    10,000         10,150
----------------------------------------------------------------------
Intermet Corp., Sr. Unsec. Gtd. Notes, 9.75%,
  06/15/09                                       75,000         67,875
======================================================================
                                                                78,025
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

Banks-0.62%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                              $160,000    $   156,000
======================================================================

Broadcasting & Cable TV-13.59%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Disc. Notes, 10.88%,
  09/30/04                                      390,000        399,750
----------------------------------------------------------------------
Adelphia Communications Corp.
  Series B, Sr. Unsec. Notes, 9.88%,
    03/01/07(b)                                 140,000         54,250
----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)         195,000         75,562
----------------------------------------------------------------------
Allbritton Communications Co., Sr. Sub.
  Notes, 7.75%, 12/15/12 (Acquired 12/06/02;
  Cost $115,000)(a)                             115,000        115,575
----------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Sub. Yankee Notes, 13.00%,
  12/15/09                                      175,000        188,125
----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes, 9.92%,
    04/01/11(c)                                  95,000         33,725
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09        95,000         43,225
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11        40,000         18,200
----------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%,
  11/15/07(c)                                   200,000        143,000
----------------------------------------------------------------------
Cox Communication Inc. Unsec. Notes, 7.13%,
  10/01/12                                       45,000         49,900
----------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11                        295,000        279,512
----------------------------------------------------------------------
EchoStar DBS Corp., Sr. Unsec. Notes, 10.38%,
  10/01/07                                       95,000        102,837
----------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  10.38%, 05/15/05                               45,000         38,925
----------------------------------------------------------------------
Gray Television Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.25%, 12/15/11                         60,000         64,800
----------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                              190,000        185,250
----------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 04/26/00; Cost
  $180,312)(a)                                  105,000         52,762
----------------------------------------------------------------------
LBI Media Inc., Sr. Gtd. Sub. Notes, 10.13%,
  07/15/12 (Acquired 06/28/02; Cost
  $140,000)(a)                                  140,000        147,000
----------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  10.00%, 03/01/08(c)                           175,000        179,375
----------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                      240,000        217,200
----------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   85,000         89,675
----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                        320,000        180,800
----------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                   200,000        215,500
----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Broadcasting & Cable TV-(Continued)

Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11  $190,000    $   199,500
----------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
  Sr. Gtd. Sub. Notes, 8.00%, 03/15/12
    (Acquired 10/25/02; Cost $35,175)(a)         35,000         36,487
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 8.75%, 12/15/11    95,000        102,125
----------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 11/01/09              165,000        172,012
----------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes,
  11.25%, 02/01/10(b)                           210,000         17,325
----------------------------------------------------------------------
  11.50%, 02/01/10(b)                           150,000         12,375
======================================================================
                                                             3,414,772
======================================================================

Building Products-0.44%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 04/15/12                    40,000         42,200
----------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Gtd. Sub.
  Notes, 10.50%, 05/01/09                        70,000         68,600
======================================================================
                                                               110,800
======================================================================

Casinos & Gambling-4.77%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                       220,000        240,900
----------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Gtd. Notes, 9.25%, 08/01/09        110,000        119,350
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.50%, 07/15/07         75,000         78,750
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.75%, 04/15/12        125,000        131,875
----------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Notes,
  10.75%, 09/01/08                              150,000        157,500
----------------------------------------------------------------------
Hollywood Casino Corp., Sr. Unsec. Gtd.
  Mortgage Notes, 11.25%, 05/01/07              155,000        168,950
----------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. Mortgage Notes,
  13.00%, 08/01/06                               81,000         83,025
----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 04/01/12               40,000         42,100
----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                        100,000        102,500
----------------------------------------------------------------------
Venetian Casino Resort LLC, 2nd Mortgage
  Notes, 11.00%, 06/15/10 (Acquired 05/22/02;
  Cost $70,000)(a)                               70,000         73,500
======================================================================
                                                             1,198,450
======================================================================

Commodity Chemicals-0.42%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.25%, 07/01/11                   45,000         46,800
----------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Yankee
  Notes, 8.75%, 08/15/12                         55,000         58,300
======================================================================
                                                               105,100
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

Construction & Engineering-0.70%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 06/01/08                             $220,000    $   177,100
======================================================================

Construction, Farm Machinery & Heavy
  Trucks-0.69%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11                               190,000        173,850
======================================================================

Construction Materials-0.79%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       215,000        198,875
======================================================================

Department Stores-0.70%

JC Penney Co. Inc., Unsec. Notes, 7.60%,
  04/01/07                                      175,000        176,094
======================================================================

Distillers & Vintners-0.83%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12       200,000        208,000
======================================================================

Distributors-0.15%

AmeriGas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11                                35,000         36,575
======================================================================

Diversified Chemicals-1.55%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08       110,000        100,650
----------------------------------------------------------------------
FMC Corp., Sr. Sec. Notes, 10.25%, 11/01/09
  (Acquired 10/09/02; Cost $148,158)(a)         150,000        162,750
----------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Notes, 9.88%, 03/01/09                        125,000        126,250
======================================================================
                                                               389,650
======================================================================

Diversified Commercial Services-0.28%

United Rentals North America Inc., Sr. Notes,
  10.75%, 04/15/08 (Acquired 12/17/02; Cost
  $67,932)(a)                                    70,000         69,650
======================================================================

Drug Retail-0.66%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                               200,000        167,000
======================================================================

Electric Utilities-1.21%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $82,004)(a)           87,000         83,085
----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                      165,000         75,075
----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                85,000         76,075
----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                              285,000         69,825
======================================================================
                                                               304,060
======================================================================

Electrical Components & Equipment-1.02%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                      125,000        135,625
----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Electrical Components & Equipment-(Continued)

Sanmina-SCI Corp., Sr. Sec. Notes, 10.38%,
  01/15/10 (Acquired 12/18/02; Cost
  $120,000)(a)                                 $120,000    $   121,500
======================================================================
                                                               257,125
======================================================================

Electronic Equipment & Instruments-1.40%

Fisher Scientific International Inc., Sr.
  Unsec. Sub. Notes, 8.13%, 05/01/12            150,000        155,625
----------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                  140,000         79,100
----------------------------------------------------------------------
PerkinElmer, Inc., Sr. Sub. Notes, 8.88%,
  01/15/13 (Acquired 12/13/02; Cost
  $59,504)(a)                                    60,000         59,400
----------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                       60,000         58,800
======================================================================
                                                               352,925
======================================================================

Employment Services-0.28%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                       175,000         69,125
======================================================================

Environmental Services-0.60%

Allied Waste North America Inc.-Series B, Sr.
  Gtd. Sub. Notes, 8.50%, 12/01/08              150,000        151,500
======================================================================

Fertilizers & Agricultural Chemicals-0.19%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                        45,000         49,050
======================================================================

Food Distributors-0.86%

Fleming Cos., Inc.-Series D, Sr. Unsec. Gtd.
  Sub. Notes, 10.63%, 07/31/07                  115,000         76,475
----------------------------------------------------------------------
Roundy's, Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 8.88%, 06/15/12                        140,000        138,950
======================================================================
                                                               215,425
======================================================================

Forest Products-1.93%

Louisiana-Pacific Corp.
  Sr. Unsec. Notes, 8.50%, 08/15/05             130,000        134,550
----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.88%, 11/15/08       100,000        108,500
----------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08      250,000        241,250
======================================================================
                                                               484,300
======================================================================

General Merchandise Stores-0.74%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       210,000        185,850
======================================================================

Health Care Distributors & Services-0.57%

AmerisourceBergen Corp., Sr. Notes, 7.25%,
  11/15/12 (Acquired 11/12/02; Cost
  $70,000)(a)                                    70,000         72,275
----------------------------------------------------------------------
NDCHealth Corp., Sr. Sub. Notes, 10.50%,
  12/01/12 (Acquired 11/18/02-11/21/02; Cost
  $69,688)(a)                                    70,000         70,525
======================================================================
                                                               142,800
======================================================================

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

Health Care Equipment-1.85%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                              $110,000    $   114,950
----------------------------------------------------------------------
Medquest Inc., Sr. Sub. Notes, 11.88%,
  08/15/12 (Acquired 08/08/02; Cost
  $117,445)(a)                                  120,000        119,400
----------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                        85,000         66,725
----------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                               150,000        164,250
======================================================================
                                                               465,325
======================================================================

Health Care Facilities-3.41%

Hanger Orthopedic Group, Inc.
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09         250,000        258,750
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.38%, 02/15/09        50,000         52,250
----------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                               250,000        260,000
----------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                    75,000         80,625
----------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  12/15/11                                      200,000        206,000
======================================================================
                                                               857,625
======================================================================

Health Care Supplies-0.65%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                       165,000        164,175
======================================================================

Home Furnishings-0.84%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                        190,000        185,250
----------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.75%, 08/15/07              30,000         24,750
======================================================================
                                                               210,000
======================================================================

Homebuilding-3.14%

Beazer Homes USA, Inc., Sr. Unsec. Gtd. Notes
  8.38%, 04/15/12                                80,000         82,800
----------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                  105,000        113,400
----------------------------------------------------------------------
Schuler Homes, Inc., Sr. Unsec. Gtd. Notes,
  9.00%, 04/15/08                               200,000        205,000
----------------------------------------------------------------------
  10.50%, 07/15/11                               50,000         51,250
----------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Notes,
  9.00%, 07/01/10 (Acquired 06/14/02; Cost
  $175,000)(a)                                  175,000        169,750
----------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                       170,000        165,750
======================================================================
                                                               787,950
======================================================================

Hotels, Resorts & Cruise Lines-3.37%

HMH Properties Inc., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                55,000         53,350
----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Hotels, Resorts & Cruise Lines-(Continued)

Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                      $255,000    $   266,475
----------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. 1st
  Mortgage Notes, 8.88%, 05/15/12                80,000         81,000
----------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Notes, 8.88%, 08/15/11       125,000        128,750
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr.
  Unsec. Unsub. Notes, 8.75%, 02/02/11          200,000        184,000
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12 (Acquired 04/11/02;
  Cost $134,302)(a)                             135,000        133,988
======================================================================
                                                               847,563
======================================================================

Household Appliances-0.39%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                              100,000         98,000
======================================================================

Industrial Gases-0.68%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                              170,000        169,575
======================================================================

Industrial Machinery-0.50%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                               17,000         19,975
----------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Sub. Notes,
  10.50%, 08/01/12 (Acquired
  08/02/02-11/04/02; Cost $65,063)(a)            65,000         67,925
----------------------------------------------------------------------
National Waterworks Inc., Sr. Sub. Notes,
  10.50%, 12/01/12 (Acquired 11/14/02; Cost
  $35,000)(a)                                    35,000         36,925
======================================================================
                                                               124,825
======================================================================

Integrated Oil & Gas-1.22%

El Paso Energy Partners, L.P.,
  Sr. Unsec. Gtd. Sub. Notes, 8.50%, 06/01/11
    (Acquired 05/14/02-10/11/02; Cost
    $231,356)(a)                                240,000        222,000
----------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Sub. Notes,
    8.50%, 06/01/11                              90,000         83,250
======================================================================
                                                               305,250
======================================================================

Integrated Telecommunication Services-1.25%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      180,000        105,300
----------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                       195,000        207,675
======================================================================
                                                               312,975
======================================================================

Leisure Facilities-1.12%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                      100,000        100,250
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Leisure Facilities-(Continued)

Six Flags, Inc., Sr. Unsec. Notes,
  9.50%, 02/01/09                              $ 45,000    $    43,538
----------------------------------------------------------------------
  9.75%, 06/15/07                               140,000        137,200
======================================================================
                                                               280,988
======================================================================

Marine-0.14%

Stena A.B. (Sweden), Sr. Notes, 9.63%,
  12/01/12 (Acquired 11/22/02; Cost
  $35,000)(a)                                    35,000         36,225
======================================================================

Metal & Glass Containers-2.56%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                30,000         28,650
----------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Sub.
  First Mortgage Notes, 11.25%, 04/01/05        100,000         98,500
----------------------------------------------------------------------
Ball Corp., Sr. Notes, 6.88%, 12/15/12
  (Acquired 12/05/02; Cost $45,000)(a)           45,000         45,450
----------------------------------------------------------------------
Greif Brothers Corp., Sr. Unsec. Gtd. Sub.
  Notes, 8.88%, 08/01/12                        150,000        159,750
----------------------------------------------------------------------
Jarden Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.75%, 05/01/12                               110,000        112,750
----------------------------------------------------------------------
Owens-Brockway, Sr. Sec. Notes, 8.75%,
  11/15/12 (Acquired 11/05/02; Cost
  $100,000)(a)                                  100,000        102,000
----------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Notes, 10.75%, 09/01/11                        85,000         90,100
----------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Notes,
  8.38%, 07/01/12                                 5,000          5,150
======================================================================
                                                               642,350
======================================================================

Movies & Entertainment-0.99%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                        250,000        247,500
======================================================================

Multi-Utilities & Unregulated Power-0.27%

Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       70,000         67,200
======================================================================

Office Services & Supplies-0.28%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09             100,000         70,500
======================================================================

Oil & Gas Drilling-1.01%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                              235,000        254,975
======================================================================

Oil & Gas Equipment & Services-1.38%

Grant Prideco Escrow Corp., Sr. Notes, 9.00%,
  12/15/09 (Acquired 11/25/02; Cost
  $50,000)(a)                                    50,000         52,250
----------------------------------------------------------------------
Hanover Equipment Trust-Series 2001-A, Sr.
  Sec. Notes, 8.50%, 09/01/08 (Acquired
  08/05/02-10/24/02; Cost $123,425)(a)          145,000        141,375
----------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                      150,000        153,750
======================================================================
                                                               347,375
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

Oil & Gas Exploration & Production-2.22%

Chesapeake Energy Corp.
  Sr. Notes, 7.75%, 01/15/15 (Acquired
    12/13/02; Cost $59,416)(a)                 $ 60,000    $    60,000
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 8.38%, 11/01/08         50,000         52,125
----------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        65,000         69,225
----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                              245,000        253,575
----------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                50,000         48,750
----------------------------------------------------------------------
Westport Resources Corp., Sr. Sub. Notes,
  8.25%, 11/01/11 (Acquired 12/11/02; Cost
  $72,100)(a)                                    70,000         73,500
======================================================================
                                                               557,175
======================================================================

Oil & Gas Refining, Marketing &
  Transportation-1.51%

Tesoro Petroleum Corp., Sr. Unsec. Sub.
  Notes, 9.63%, 04/01/12                         25,000         16,375
----------------------------------------------------------------------
Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       155,000         95,325
----------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                  250,000        268,750
======================================================================
                                                               380,450
======================================================================

Packaged Foods & Meats-0.23%

Dole Food Co., Inc., Sr. Unsec. Notes, 7.25%,
  05/01/09                                       60,000         57,150
======================================================================

Paper Packaging-0.53%

Graphic Packaging Corp., Unsec. Gtd. Sub.
  Notes, 8.63%, 02/15/12                        125,000        132,500
======================================================================

Paper Products-1.29%

Appleton Papers Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 12.50%, 12/15/08             115,000        126,500
----------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 7.75%, 03/15/12            200,000        198,000
======================================================================
                                                               324,500
======================================================================

Personal Products-1.64%

Armkel LLC, Sr. Sub. Notes, 9.50%, 08/15/09      70,000         76,125
----------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Sec. Notes,
  11.75%, 02/01/11                              190,000        195,700
----------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10 (Acquired
  06/21/02-10/18/02; Cost $133,469)(a)          140,000        140,000
======================================================================
                                                               411,825
======================================================================

Pharmaceuticals-1.64%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Notes,
  11.00%, 04/01/10                              240,000        241,200
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Pharmaceuticals-(Continued)

Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                       $170,000    $   170,850
======================================================================
                                                               412,050
======================================================================

Publishing-1.41%

American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%, 05/01/09      150,000        156,000
----------------------------------------------------------------------
Dex Media East LLC, Sr. Notes, 9.88%,
  11/15/09 (Acquired 10/13/02; Cost
  $100,000)(a)                                  100,000        108,000
----------------------------------------------------------------------
PRIMEDIA Inc., Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                      100,000         91,250
======================================================================
                                                               355,250
======================================================================

Railroads-2.18%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                        200,000        221,000
----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             175,000        175,875
----------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09(c)        155,000        151,900
======================================================================
                                                               548,775
======================================================================

Real Estate-2.02%

Host Marriott LP-Series G, Sr. Gtd. Notes,
  9.25%, 10/01/07                               175,000        176,750
----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                               145,000        152,975
----------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Notes, 9.13%, 01/15/11                        155,000        135,625
----------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Gtd. Notes,
  9.75%, 03/01/12                                40,000         41,000
======================================================================
                                                               506,350
======================================================================

Restaurants-0.35%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07            100,000         88,500
======================================================================

Semiconductors-0.32%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08 (Acquired
  05/01/02-06/11/02; Cost $104,986)(a)          110,000         80,850
======================================================================

Specialty Chemicals-1.06%

K & F Industries, Inc. Sr. Sub. Notes, 9.63%,
  12/15/10 (Acquired 12/13/02; Cost
  $40,000)(a)                                    40,000         41,000
----------------------------------------------------------------------
Macdermid Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.13%, 07/15/11                                50,000         53,750
----------------------------------------------------------------------
Millennium America, Inc.
  Sr. Notes, 9.25%, 06/15/08 (Acquired
    06/20/02; Cost $56,375)(a)                   55,000         57,613
----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/08    50,000         52,313
----------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                               115,000         62,675
======================================================================
                                                               267,351
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------

Specialty Stores-2.71%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08            $150,000    $   159,000
----------------------------------------------------------------------
CSK Auto, Inc., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06                               80,000         86,000
----------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 11/01/11                  200,000        215,500
----------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes,
  10.50%, 02/01/07                               75,000         70,500
----------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                  150,000        149,250
======================================================================
                                                               680,250
======================================================================

Telecommunications Equipment-0.49%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                135,000        123,525
======================================================================

Textiles-0.64%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                      160,000        160,800
======================================================================

Trucking-1.81%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                  215,000        235,963
----------------------------------------------------------------------
North American Van Lines, Sr. Unsec. Gtd.
  Sub. Notes, 13.38%, 12/01/09                  220,000        218,350
======================================================================
                                                               454,313
======================================================================

Wireless Telecommunication Services-2.33%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(c)(d)                        130,000         14,950
----------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(c)                     45,000          8,325
----------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(c)                    120,000          9,000
----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(c)                                   130,000          7,150
----------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                              240,000         46,800
----------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                        240,000        220,800
----------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                      155,000         44,175
----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                              150,000         82,125
----------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Disc. Notes,
  12.00%, 07/15/08(c)                           145,000         47,125
----------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Unsec. Disc.
  Notes, 11.25%, 04/15/09(c)                     30,000          9,150
----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                               72,000         76,500
----------------------------------------------------------------------

                                               PRINCIPAL     MARKET
                                                AMOUNT        VALUE
----------------------------------------------------------------------
Wireless Telecommunication Services-(Continued)

UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(c)        $192,000    $    12,480
----------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(c)          90,000          5,850
======================================================================
                                                               584,430
======================================================================
    Total Bonds & Notes (Cost $24,503,193)                  22,731,696
======================================================================

                                                SHARES
WARRANTS & OTHER EQUITY INTERESTS-0.96%

Broadcasting & Cable TV-0.94%

CSC Holdings Inc.-Series M, PIK Pfd.              2,500        235,000
----------------------------------------------------------------------
Knology, Inc.-Series D, Conv. Pfd. (Acquired
  11/07/02; Cost $0)(a)                           5,972              0
----------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-Rts.,
  expiring 05/31/09(e)                              550              1
======================================================================
                                                               235,001
======================================================================

Construction Materials-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(a)(e)                220            110
======================================================================

General Merchandise Stores-0.01%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(a)(e)       300          3,075
======================================================================

Home Furnishings-0.00%

Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(a)(e)                 30            315
======================================================================

Railroads-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(e)                175          1,335
======================================================================

Wireless Telecommunication Services-0.00%

Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(e)                500              0
----------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(e)                          100             25
----------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01-09/04/01; Cost
  $2,600)(a)(e)                                     240             60
----------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(e)                          300              3
----------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(e)                300            113
======================================================================
                                                                   201
======================================================================
    Total Warrants & Other Equity Interests
      (Cost $261,725)                                          240,037
======================================================================

                            AIM V.I. HIGH YIELD FUND

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

MONEY MARKET FUNDS-6.40%

STIC Liquid Assets Portfolio(f)                 804,499    $   804,499
----------------------------------------------------------------------
STIC Prime Portfolio(f)                         804,499        804,499
======================================================================
    Total Money Market Funds (Cost
      $1,608,998)                                            1,608,998
======================================================================
TOTAL INVESTMENTS-97.83% (Cost $26,373,916)                 24,580,731
======================================================================
OTHER ASSETS LESS LIABILITIES-2.17%                            545,237
======================================================================
NET ASSETS-100.00%                                         $25,125,968
______________________________________________________________________
======================================================================

Investment Abbreviations:

Conv.   - Convertible
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Rts.    - Rights
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $2,842,696, which represented 11.31% of the Fund's net assets. Of these securities, less than 0.00% of the Fund's net assets are considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(e) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                            AIM V.I. HIGH YIELD FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $26,373,916)  $24,580,731
------------------------------------------------------------
Receivables for:
  Investments sold                                    43,840
------------------------------------------------------------
  Fund shares sold                                     1,499
------------------------------------------------------------
  Dividends and interest                             576,489
------------------------------------------------------------
Investment for deferred compensation plan             19,437
============================================================
     Total assets                                 25,221,996
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                              38,636
------------------------------------------------------------
  Deferred compensation plan                          19,437
------------------------------------------------------------
Accrued administrative services fees                  17,990
------------------------------------------------------------
Accrued distribution fees -- Series II                    38
------------------------------------------------------------
Accrued transfer agent fees                            1,765
------------------------------------------------------------
Accrued operating expenses                            18,162
============================================================
     Total liabilities                                96,028
============================================================
Net assets applicable to shares outstanding      $25,125,968
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $24,983,652
____________________________________________________________
============================================================
Series II                                        $   142,316
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           4,998,679
____________________________________________________________
============================================================
Series II                                             28,496
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      4.99
____________________________________________________________
============================================================


Statement of Operations
For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                         $ 3,034,659
------------------------------------------------------------
Dividends                                             28,032
------------------------------------------------------------
Dividends from affiliated money market funds          15,871
============================================================
    Total investment income                        3,078,562
============================================================

EXPENSES:

Advisory fees                                        167,345
------------------------------------------------------------
Administrative services fees                         117,619
------------------------------------------------------------
Custodian fees                                        20,713
------------------------------------------------------------
Distribution fees -- Series II                           114
------------------------------------------------------------
Transfer agent fees                                    9,753
------------------------------------------------------------
Trustees' fees                                         8,520
------------------------------------------------------------
Other                                                 24,769
============================================================
    Total expenses                                   348,833
============================================================
Less: Fees waived and expenses reimbursed               (203)
------------------------------------------------------------
    Expenses paid indirectly                            (276)
============================================================
    Net expenses                                     348,354
============================================================
Net investment income                              2,730,208
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (8,153,576)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            3,638,095
============================================================
Net gain (loss) from investment securities        (4,515,481)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(1,785,273)
____________________________________________________________
============================================================

See Notes to Financial Statements.
                            AIM V.I. HIGH YIELD FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002           2001
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,730,208    $ 3,307,145
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (8,153,576)    (6,354,746)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   3,638,095      1,271,997
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (1,785,273)    (1,775,604)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --     (3,500,180)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (2,028,474)     7,923,261
-----------------------------------------------------------------------------------------
  Series II                                                        141,011             --
=========================================================================================
    Net increase (decrease) in net assets                       (3,672,736)     2,647,477
=========================================================================================

NET ASSETS:

  Beginning of year                                             28,798,704     26,151,227
=========================================================================================
  End of year                                                 $ 25,125,968    $28,798,704
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 42,267,377    $44,154,693
-----------------------------------------------------------------------------------------
  Undistributed net investment income                            2,543,233       (308,871)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (17,891,457)    (9,615,838)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (1,793,185)    (5,431,280)
=========================================================================================
                                                              $ 25,125,968    $28,798,704
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.
                            AIM V.I. HIGH YIELD FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore,

                            AIM V.I. HIGH YIELD FUND
     no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $157.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $117,619 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,074 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the period March 26, 2002 (date sales commenced) through December 31, 2002, the Series II shares paid $68 after plan fees reimbursed by AIM Distributors of $46.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $276 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $276.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002        2001
-------------------------------------------------------------
Distributions paid from ordinary income  $   --    $3,500,180
_____________________________________________________________
=============================================================

Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $  2,569,755
-------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (1,944,866)
-------------------------------------------------------------
Temporary book/tax differences                        (25,760)
-------------------------------------------------------------
Capital loss carryforward                         (17,135,207)
-------------------------------------------------------------
Post-October capital loss deferral                   (605,331)
-------------------------------------------------------------
Shares of beneficial interest                      42,267,377
=============================================================
                                                 $ 25,125,968
_____________________________________________________________
=============================================================

                            AIM V.I. HIGH YIELD FUND

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, bond premium amortization and defaulted bond adjustments.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2006                              $   247,107
-----------------------------------------------------------
December 31, 2007                                  545,518
-----------------------------------------------------------
December 31, 2008                                2,010,706
-----------------------------------------------------------
December 31, 2009                                5,842,381
-----------------------------------------------------------
December 31, 2010                                8,489,495
===========================================================
                                               $17,135,207
___________________________________________________________
===========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $18,703,328 and $19,351,646, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $   856,962
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (2,801,828)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(1,944,866)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $26,525,597.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of bond premium amortization and defaulted bond adjustments on December 31, 2002, undistributed net investment income was increased by $121,896, undistributed net realized gains decreased by $122,043 and shares of beneficial interest increased by $147. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                        2002                          2001
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,454,744    $ 7,353,977     2,277,266    $ 14,617,884
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      33,073        162,657            --              --
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --       660,415       3,500,180
=====================================================================================================================
Reacquired:
  Series I                                                    (1,877,404)    (9,382,451)   (1,633,796)    (10,194,803)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (4,577)       (21,646)           --              --
=====================================================================================================================
                                                                (394,164)   $(1,887,463)    1,303,885    $  7,923,261
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                            AIM V.I. HIGH YIELD FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                            ---------------------------------------------------------------------
                                                                                                                 MAY 1, 1998
                                                                                                                 (DATE OPERATIONS
                                                                       YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                            ----------------------------------------------       DECEMBER 31,
                                                             2002          2001          2000       1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  5.31       $  6.35       $  9.02    $  8.84            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.51(a)       0.70(b)       0.91       1.03(a)           0.39
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.82)        (1.01)        (2.64)     (0.10)            (1.15)
=================================================================================================================================
    Total from investment operations                          (0.31)        (0.31)        (1.73)      0.93             (0.76)
=================================================================================================================================
Less dividends from net investment income                        --         (0.73)        (0.94)     (0.75)            (0.40)
=================================================================================================================================
Net asset value, end of period                              $  5.00       $  5.31       $  6.35    $  9.02            $ 8.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               (5.84)%       (4.85)%      (19.14)%    10.52%            (7.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $24,984       $28,799       $26,151    $25,268            $7,966
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.30%(d)      1.21%         1.13%      1.14%             1.13%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.30%(d)      1.29%         1.19%      1.42%             2.50%(e)
=================================================================================================================================
Ratio of net investment income to average net assets          10.20%(d)     11.39%(b)     11.44%     11.07%             9.75%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          74%           64%           72%       127%               39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $26,729,639.
(e)  Annualized.


                                                                SERIES II
                                                              --------------
                                                              MARCH 26, 2002
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                 2002
----------------------------------------------------------------------------
Net asset value, beginning of period                              $ 5.27
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.38(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.66)
============================================================================
    Total from investment operations                               (0.28)
============================================================================
Net asset value, end of period                                    $ 4.99
____________________________________________________________________________
============================================================================
Total return(b)                                                    (5.31)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  142
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                       1.45%(c)
----------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                    1.55%(c)
============================================================================
Ratio of net investment income to average net assets               10.05%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               74%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $59,371.

                            AIM V.I. HIGH YIELD FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Growth Fund, formerly AIM V.I. International Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Growth Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                       AIM V.I. INTERNATIONAL GROWTH FUND

Schedule of Investments

December 31, 2002


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.56%

Australia-2.00%

Amcor Ltd. (Paper Packaging)                     362,300   $  1,726,056
-----------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        375,200      2,137,016
-----------------------------------------------------------------------
BHP Steel Ltd. (Steel)(a)                         48,860         88,559
-----------------------------------------------------------------------
James Hardie Industries N.V. (Construction
  Materials)                                     284,000      1,088,474
=======================================================================
                                                              5,040,105
=======================================================================

Canada-9.59%

Canadian National Railway Co. (Railroads)         82,500      3,424,994
-----------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)        106,000      2,100,178
-----------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                    108,800      3,375,693
-----------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-11/14/02; Cost $5,580,868)(b)         170,700      5,809,793
-----------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      40,300        881,514
-----------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)               74,000      2,302,086
-----------------------------------------------------------------------
Royal Bank of Canada (Banks)                      43,600      1,604,287
-----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       248,400      3,902,481
-----------------------------------------------------------------------
Thomson Corp. (The) (Publishing)                  29,600        790,739
=======================================================================
                                                             24,191,765
=======================================================================

Finland-0.31%

Nokia Oyj (Telecommunications Equipment)          50,000        795,186
=======================================================================

France-11.07%

Accor S.A. (Hotels, Resorts & Cruise Lines)       37,500      1,136,092
-----------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                    56,300      3,061,428
-----------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          68,700      2,800,335
-----------------------------------------------------------------------
L'Oreal S.A. (Personal Products)                  10,400        792,057
-----------------------------------------------------------------------
Pernod Ricard (Distillers & Vinters)(a)           14,530      1,407,840
-----------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  31,825      1,298,246
-----------------------------------------------------------------------
Publicis Groupe (Advertising)                     41,870        887,851
-----------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)        72,390      3,402,895
-----------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          58,150      3,555,753
-----------------------------------------------------------------------
Total Fina Elf S.A. (Integrated Oil & Gas)        42,825      6,118,450
-----------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)           61,650      3,475,308
=======================================================================
                                                             27,936,255
=======================================================================

Germany-4.94%

Altana A.G. (Pharmaceuticals)                    144,735      6,609,197
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

Germany-(Continued)

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  67,600   $  2,052,253
-----------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)       9,170      3,811,978
=======================================================================
                                                             12,473,428
=======================================================================

Hong Kong-1.22%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)                      178,000      1,158,364
-----------------------------------------------------------------------
CK Life Sciences International Holdings, Inc.
  (Biotechnology)(a)                               7,120          1,278
-----------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                     39,300      1,023,765
-----------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                      151,000        894,557
=======================================================================
                                                              3,077,964
=======================================================================

India-1.92%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                       48,779      4,853,638
=======================================================================

Ireland-3.33%

Allied Irish Banks PLC (Banks)                    89,000      1,200,547
-----------------------------------------------------------------------
Bank of Ireland (Banks)                          507,600      5,216,632
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)            50,500      1,977,580
=======================================================================
                                                              8,394,759
=======================================================================

Israel-2.59%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              169,000      6,525,090
=======================================================================

Italy-6.85%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)      424,200      4,221,481
-----------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl
  (Banks)                                        262,100      2,924,733
-----------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)                441,700      7,024,670
-----------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)               775,600      3,102,049
=======================================================================
                                                             17,272,933
=======================================================================

Japan-16.88%

Canon Inc. (Office Electronics)                   95,000      3,575,247
-----------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                 37,000        830,183
-----------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired
  09/07/01-09/11/01; Cost $2,646,839)(b)         132,000      3,017,302
-----------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
Japan-(Continued)

Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                        39,400   $  3,005,380
-----------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                  59,300      2,191,766
-----------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                    67,700      4,736,578
-----------------------------------------------------------------------
Kao Corp. (Household Products)                    95,000      2,083,561
-----------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                    18,200      3,164,218
-----------------------------------------------------------------------
Nidec Corp. (Electronic Equipment &
  Instruments)                                    29,700      1,850,389
-----------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)                                 306,700      2,391,111
-----------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)          139,600      3,972,620
-----------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)             152,000      2,491,635
-----------------------------------------------------------------------
Rohm Co. Ltd. (Semiconductors)(a)                 12,600      1,602,913
-----------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(a)             156,700      1,543,582
-----------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)     87,700      2,355,403
-----------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)       101,300      1,731,332
-----------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               70,400      2,038,948
=======================================================================
                                                             42,582,168
=======================================================================

Mexico-2.06%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           74,736      1,073,209
-----------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(a)                           2,098,300      1,600,535
-----------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunication Services)         35,836      1,146,035
-----------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                   714,500      1,389,727
=======================================================================
                                                              5,209,506
=======================================================================

Netherlands-2.99%

Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunications Services)(a)                456,700      2,972,409
-----------------------------------------------------------------------
VNU N.V. (Publishing)                             98,200      2,561,673
-----------------------------------------------------------------------
Wolters Kluwer N.V.-Dutch Ctfs. (Publishing)     115,200      2,007,458
=======================================================================
                                                              7,541,540
=======================================================================

Portugal-1.18%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                    432,900      2,976,561
=======================================================================

Singapore-0.00%

United Overseas Bank Ltd. (Banks)                      1              7
=======================================================================

South Korea-2.80%

Kookmin Bank (Banks)                              71,020      2,514,936
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

South Korea-(Continued)

Kookmin Bank-ADR (Banks)                          17,500   $    618,625
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                        14,900      3,944,690
=======================================================================
                                                              7,078,251
=======================================================================

Spain-5.57%

Altadis, S.A. (Tobacco)                          127,740      2,915,227
-----------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)               154,600      6,324,494
-----------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail) (Acquired 06/05/01-11/04/02; Cost
  $2,901,810)(b)                                 167,800      3,965,093
-----------------------------------------------------------------------
Repsol YPF, S.A. (Integrated Oil & Gas)(a)        64,000        846,518
=======================================================================
                                                             14,051,332
=======================================================================

Sweden-0.95%

Svenska Cellulosa A.B.-Class B (Paper
  Products)                                       71,100      2,407,311
=======================================================================

Switzerland-1.67%

Nestle S.A. (Packaged Foods & Meats)              10,200      2,162,675
-----------------------------------------------------------------------
UBS A.G. (Banks)                                  42,400      2,061,857
=======================================================================
                                                              4,224,532
=======================================================================

Taiwan-0.95%

Far Eastern Textile Ltd.-GDR (Industrial
  Machinery) (Acquired 11/12/99-11/15/99;
  Cost $230,556)(b)(c)                            19,347         67,328
-----------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR REGS (Industrial
  Machinery)                                      32,210        112,091
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)(a)                   313,000      2,206,650
=======================================================================
                                                              2,386,069
=======================================================================

Thailand-0.01%

Siam Commercial Bank PCL (Banks)(a)               32,800         21,864
=======================================================================

United Kingdom-16.68%

BT Group PLC (Integrated Telecommunication
  Services)                                      452,000      1,420,596
-----------------------------------------------------------------------
Centrica PLC (Gas Utilities)                   1,142,000      3,147,458
-----------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)             214,000      3,638,848
-----------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                      114,100      1,631,199
-----------------------------------------------------------------------
Next PLC (Department Stores)                     113,450      1,346,713
-----------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)       354,900      6,892,721
-----------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                    1,225,700      4,346,148
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)         189,780      4,551,463
-----------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                     360,900      2,379,074
-----------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
United Kingdom-(Continued)

Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            85,500   $    547,773
-----------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)        363,275      2,227,860
-----------------------------------------------------------------------
Tesco PLC (Food Retail)                          473,700      1,481,163
-----------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)            509,700      4,855,118
-----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                  1,071,000      1,954,904
-----------------------------------------------------------------------
William Morrison Supermarkets PLC (Food
  Retail)                                        479,000      1,667,581
=======================================================================
                                                             42,088,619
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $227,403,938)                         241,128,883
=======================================================================

MONEY MARKET FUNDS-3.78%

STIC Liquid Assets Portfolio(d)                4,762,632      4,762,632
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                        4,762,632      4,762,632
=======================================================================
    Total Money Market Funds (Cost
      $9,525,264)                                             9,525,264
=======================================================================
TOTAL INVESTMENTS-99.34% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost $236,929,202)                250,654,147
_______________________________________________________________________
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-17.43%

STIC Liquid Assets Portfolio(d)(e)             21,993,496  $ 21,993,496
-----------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                     21,993,495    21,993,495
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $43,986,991)                                     43,986,991
=======================================================================
TOTAL INVESTMENTS-116.77% (Cost
  $280,916,193)(f)                                          294,641,138
=======================================================================
OTHER ASSETS LESS LIABILITIES-(16.77)%                      (42,310,289)
=======================================================================
NET ASSETS-100.00%                                         $252,330,849
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
GDR   - Global Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $12,859,516, which represented 5.10% of the Fund's net assets. Of these securities, 0.03% of the Fund's net assets is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees and may be considered illiquid.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
(f) Lippo Bank security and Companhia Vale Do Rio Doce security were received through corporate actions and as of 12/31/02 they have no market value and no cost basis.

See Notes to Financial Statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $280,916,193)*                                 $294,641,138
-------------------------------------------------------------
Foreign currencies, at value (cost $30,077)            29,981
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,165,869
-------------------------------------------------------------
  Fund shares sold                                    161,095
-------------------------------------------------------------
  Dividends                                           667,476
-------------------------------------------------------------
Investment for deferred compensation plan              36,815
-------------------------------------------------------------
Other assets                                            1,578
=============================================================
    Total assets                                  296,703,952
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              134,099
-------------------------------------------------------------
  Deferred compensation plan                           36,815
-------------------------------------------------------------
  Collateral upon return of securities loaned      43,986,991
-------------------------------------------------------------
Accrued administrative services fees                  135,936
-------------------------------------------------------------
Accrued distribution fees -- Series II                  7,771
-------------------------------------------------------------
Accrued transfer agent fees                             4,908
-------------------------------------------------------------
Accrued operating expenses                             66,583
=============================================================
    Total liabilities                              44,373,103
=============================================================
Net assets applicable to shares outstanding      $252,330,849
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $247,579,932
_____________________________________________________________
=============================================================
Series II                                        $  4,750,917
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           19,818,243
_____________________________________________________________
=============================================================
Series II                                             381,645
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.49
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.45
_____________________________________________________________
=============================================================

* At December 31, 2002, securities with an aggregate market value of $42,060,548 were on loan to brokers.
Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $503,941)                                      $  4,391,567
-------------------------------------------------------------
Dividends from affiliated money market funds          461,416
-------------------------------------------------------------
Interest                                                5,180
-------------------------------------------------------------
Security lending income                                30,168
=============================================================
    Total investment income                         4,888,331
=============================================================

EXPENSES:

Advisory fees                                       2,402,352
-------------------------------------------------------------
Administrative services fees                          713,741
-------------------------------------------------------------
Custodian fees                                        303,076
-------------------------------------------------------------
Distribution fees -- Series II                         21,354
-------------------------------------------------------------
Transfer agent fees                                    40,303
-------------------------------------------------------------
Trustees' fees                                         10,397
-------------------------------------------------------------
Other                                                  70,561
=============================================================
    Total expenses                                  3,561,784
=============================================================
Less: Fees waived and expenses reimbursed              (7,252)
-------------------------------------------------------------
    Expenses paid indirectly                              (45)
=============================================================
    Net expenses                                    3,554,487
=============================================================
Net investment income                               1,333,844
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (39,366,045)
-------------------------------------------------------------
  Foreign currencies                                   90,964
=============================================================
                                                  (39,275,081)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (1,916,831)
-------------------------------------------------------------
  Foreign currencies                                   69,447
=============================================================
                                                   (1,847,384)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (41,122,465)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(39,788,621)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002             2001
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   1,333,844    $  1,808,874
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (39,275,081)    (59,734,446)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (1,847,384)    (39,141,363)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (39,788,621)    (97,066,935)
===========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (1,721,606)     (1,213,852)
-------------------------------------------------------------------------------------------
  Series II                                                        (128,621)           (878)
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                               --      (9,492,226)
-------------------------------------------------------------------------------------------
  Series II                                                              --          (6,863)
-------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (53,650,629)     17,970,375
-------------------------------------------------------------------------------------------
  Series II                                                        (281,070)        375,523
===========================================================================================
    Net increase (decrease) in net assets                       (95,570,547)    (89,434,856)
===========================================================================================

NET ASSETS:

  Beginning of year                                             347,901,396     437,336,252
===========================================================================================
  End of year                                                 $ 252,330,849    $347,901,396
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 357,683,858    $411,615,557
-------------------------------------------------------------------------------------------
  Undistributed net investment income                             1,371,560       1,796,978
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (120,499,342)    (81,133,296)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           13,774,773      15,622,157
===========================================================================================
                                                              $ 252,330,849    $347,901,396
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund, formerly named AIM V.I. International Equity Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $5,019.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $713,741 of which AIM retained $75,067 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $26,562 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $19,121 after plan fees reimbursed by AIM Distributors of $2,233.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $3,259 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $45 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $45.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $42,060,548 were on loan to brokers. The loans were secured by cash collateral of $43,986,991 received by the Fund and subsequently invested in affiliated money market funds as follows: $21,993,496 in STIC Liquid Assets Portfolio and $21,993,495 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $30,168 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from:
Ordinary income                       $1,850,227    $ 1,215,955
---------------------------------------------------------------
Long-term capital gain                        --      9,497,864
===============================================================
                                      $1,850,227    $10,713,819
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                   $   1,429,741
-------------------------------------------------------------
Unrealized appreciation -- investments             10,573,489
-------------------------------------------------------------
Temporary book/tax differences                        (58,181)
-------------------------------------------------------------
Capital loss carryforward                        (112,849,132)
-------------------------------------------------------------
Post-October capital loss deferral                 (4,448,926)
-------------------------------------------------------------
Shares of beneficial interest                     357,683,858
=============================================================
                                                $ 252,330,849
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $49,828.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                        CAPITAL LOSS
EXPIRATION              CARRYFORWARD
-------------------------------------
December 31, 2005       $  4,875,195
-------------------------------------
December 31, 2006            531,810
-------------------------------------
December 31, 2007          1,051,669
-------------------------------------
December 31, 2008          1,361,405
-------------------------------------
December 31, 2009         59,139,792
-------------------------------------
December 31, 2010         45,889,261
=====================================
                        $112,849,132
_____________________________________
=====================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $211,181,811 and $260,045,434, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                     $ 24,822,441
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (14,298,780)
=============================================================
Net unrealized appreciation of investment
  securities                                     $ 10,523,661
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $284,117,477.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $90,965 and undistributed net realized gains (losses) decreased by $90,965. This reclassification had no effect on the net assets of the Fund.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                           2002                              2001
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     90,761,628    $ 1,234,674,746     102,758,144    $ 1,708,284,020
-------------------------------------------------------------------------------------------------------------------------------
  Series II*                                                   51,994,896        669,355,587          26,232            393,590
===============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        139,401          1,721,606         741,419         10,706,078
-------------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       10,449            128,621             536              7,741
===============================================================================================================================
Reacquired:
  Series I                                                    (94,385,310)    (1,290,046,981)   (101,934,106)    (1,701,019,723)
-------------------------------------------------------------------------------------------------------------------------------
  Series II*                                                  (51,648,761)      (669,765,278)         (1,707)           (25,808)
===============================================================================================================================
                                                               (3,127,697)   $   (53,931,699)      1,590,518    $    18,345,898
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                              -----------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                2002           2001           2000        1999           1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  14.91       $  20.12       $  29.29    $  19.62       $  17.13
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)        0.08(a)        0.18        0.08(a)        0.15
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.40)         (4.83)         (7.88)      10.59           2.50
===============================================================================================================================
    Total from investment operations                             (2.34)         (4.75)         (7.70)      10.67           2.65
===============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.08)         (0.05)         (0.06)      (0.19)         (0.16)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.41)         (1.41)      (0.81)            --
===============================================================================================================================
    Total distributions                                          (0.08)         (0.46)         (1.47)      (1.00)         (0.16)
===============================================================================================================================
Net asset value, end of period                                $  12.49       $  14.91       $  20.12    $  29.29       $  19.62
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 (15.67)%       (23.53)%       (26.40)%     55.04%         15.49%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $247,580       $347,528       $437,336    $454,060       $240,314
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           1.09%(c)       1.05%          1.02%       0.97%          0.91%
===============================================================================================================================
Ratio of net investment income to average net assets              0.41%(c)       0.46%          0.83%       0.38%          0.80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             71%           109%            88%         97%            76%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $316,794,532.

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                                          SERIES II
                                                              ----------------------------------
                                                                                 SEPTEMBER 19,
                                                                                    2001
                                                                YEAR             (DATE SALES
                                                                ENDED            COMMENCED)
                                                              DECEMBER 31,       TO DECEMBER 31,
                                                                2002                2001
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 14.90              $14.42
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.03(a)             0.01(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.40)               0.93
================================================================================================
    Total from investment operations                              (2.37)               0.94
================================================================================================
Less distributions:
  Dividends from net investment income                            (0.08)              (0.05)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --               (0.41)
================================================================================================
    Total distributions                                           (0.08)              (0.46)
================================================================================================
Net asset value, end of period                                  $ 12.45              $14.90
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  (15.89)%              6.63%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 4,751              $  374
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.31%(c)            1.30%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.34%(c)            1.30%(d)
================================================================================================
Ratio of net investment income to average net assets               0.19%(c)            0.22%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              71%                109%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $8,541,502.
(d)  Annualized.

                       AIM V.I. INTERNATIONAL GROWTH FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Mid Cap Core Equity Fund, formerly AIM V.I. Mid Cap Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Mid Cap Core Equity Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                       AIM V.I. MID CAP CORE EQUITY FUND

Schedule of Investments

December 31, 2002

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-80.30%

Advertising-1.27%

Omnicom Group Inc.                                 13,700    $   885,020
========================================================================

Aerospace & Defense-2.00%

Northrop Grumman Corp.                              6,700        649,900
------------------------------------------------------------------------
Raytheon Co.                                       24,100        741,075
========================================================================
                                                               1,390,975
========================================================================

Application Software-1.25%

PeopleSoft, Inc.(a)                                47,400        867,420
========================================================================

Banks-0.90%

Marshall & Ilsley Corp.                            11,700        320,346
------------------------------------------------------------------------
TCF Financial Corp.                                 7,000        305,830
========================================================================
                                                                 626,176
========================================================================

Computer & Electronics Retail-1.40%

Best Buy Co., Inc.(a)                              40,200        970,830
========================================================================

Construction Materials-0.71%

Martin Marietta Materials, Inc.                    16,200        496,692
========================================================================

Data Processing Services-4.65%

Ceridian Corp.(a)                                 110,200      1,589,084
------------------------------------------------------------------------
Certegy Inc.(a)                                    37,600        923,080
------------------------------------------------------------------------
Convergys Corp.(a)                                 47,600        721,140
========================================================================
                                                               3,233,304
========================================================================

Diversified Chemicals-0.93%

Engelhard Corp.                                    29,000        648,150
========================================================================

Diversified Financial Services-1.19%

Principal Financial Group, Inc.                    27,400        825,562
========================================================================

Electric Utilities-2.39%

FPL Group, Inc.                                     4,700        282,611
------------------------------------------------------------------------
Wisconsin Energy Corp.                             54,800      1,380,960
========================================================================
                                                               1,663,571
========================================================================

Electrical Components & Equipment-1.02%

Rockwell Automation, Inc.                          34,100        706,211
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Electronic Equipment & Instruments-8.51%

Amphenol Corp.-Class A(a)                          24,100    $   915,800
------------------------------------------------------------------------
Diebold, Inc.                                      16,800        692,496
------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                 25,600        820,736
------------------------------------------------------------------------
Millipore Corp.(a)                                 17,600        598,400
------------------------------------------------------------------------
Molex Inc.-Class A                                 25,800        513,162
------------------------------------------------------------------------
Roper Industries, Inc.                             22,700        830,820
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    26,200        292,916
------------------------------------------------------------------------
Waters Corp.(a)                                    57,200      1,245,816
========================================================================
                                                               5,910,146
========================================================================

Environmental Services-1.76%

Republic Services, Inc.(a)                         58,300      1,223,134
========================================================================

Food Retail-2.32%

Kroger Co. (The)(a)                                58,700        906,915
------------------------------------------------------------------------
Safeway Inc.(a)                                    30,100        703,136
========================================================================
                                                               1,610,051
========================================================================

Footwear-1.28%

NIKE, Inc.-Class B                                 20,000        889,400
========================================================================

Forest Products-0.81%

Louisiana-Pacific Corp.(a)                         69,900        563,394
========================================================================

General Merchandise Stores-1.93%

BJ's Wholesale Club, Inc.(a)                       34,600        633,180
------------------------------------------------------------------------
Family Dollar Stores, Inc.                         22,600        705,346
========================================================================
                                                               1,338,526
========================================================================

Health Care Distributors & Services-1.77%

IMS Health Inc.                                    76,900      1,230,400
========================================================================

Health Care Equipment-3.90%

Apogent Technologies Inc.(a)                       65,600      1,364,480
------------------------------------------------------------------------
Bard (C.R.), Inc.                                  11,400        661,200
------------------------------------------------------------------------
Beckman Coulter, Inc.                              23,100        681,912
========================================================================
                                                               2,707,592
========================================================================

Home Furnishings-1.30%

Mohawk Industries, Inc.(a)                         15,904        905,733
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Household Appliances-1.90%

Black & Decker Corp. (The)                         15,300    $   656,217
------------------------------------------------------------------------
Whirlpool Corp.                                    12,700        663,194
========================================================================
                                                               1,319,411
========================================================================

Household Products-1.68%

Clorox Co. (The)                                    7,500        309,375
------------------------------------------------------------------------
Dial Corp. (The)                                   42,000        855,540
========================================================================
                                                               1,164,915
========================================================================

Housewares & Specialties-0.63%

Fortune Brands, Inc.                                9,400        437,194
========================================================================

Industrial Machinery-6.47%

Dover Corp.                                        56,000      1,632,960
------------------------------------------------------------------------
Flowserve Corp.(a)                                 32,900        486,591
------------------------------------------------------------------------
ITT Industries, Inc.                                6,500        394,485
------------------------------------------------------------------------
Kennametal Inc.                                    14,500        499,960
------------------------------------------------------------------------
Pentair, Inc.                                      21,100        729,005
------------------------------------------------------------------------
SPX Corp.(a)                                       20,100        752,745
========================================================================
                                                               4,495,746
========================================================================

IT Consulting & Services-0.99%

Affiliated Computer Services, Inc.-Class A(a)      13,100        689,715
========================================================================

Leisure Products-2.59%

Brunswick Corp.                                    68,500      1,360,410
------------------------------------------------------------------------
Mattel, Inc.                                       22,900        438,535
========================================================================
                                                               1,798,945
========================================================================

Metal & Glass Containers-1.01%

Pactiv Corp.(a)                                    32,100        701,706
========================================================================

Office Electronics-0.84%

Zebra Technologies Corp.-Class A(a)                10,200        584,460
========================================================================

Office Services & Supplies-1.44%

Herman Miller, Inc.                                54,400      1,000,960
========================================================================

Oil & Gas Drilling-0.69%

Noble Corp. (Cayman Islands)(a)                    13,700        481,555
========================================================================

Oil & Gas Equipment & Services-2.18%

BJ Services Co.(a)                                 16,400        529,884
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                            10,400        518,128
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        11,700        467,181
========================================================================
                                                               1,515,193
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Oil & Gas Refining, Marketing &
  Transportation-1.09%

Valero Energy Corp.                                20,500    $   757,270
========================================================================

Packaged Foods & Meats-0.98%

Campbell Soup Co.                                  29,000        680,630
========================================================================

Personal Products-1.24%

Avon Products, Inc.                                16,000        861,920
========================================================================

Pharmaceuticals-1.85%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         22,400        864,864
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    14,900        421,223
========================================================================
                                                               1,286,087
========================================================================

Property & Casualty Insurance-2.51%

ACE Ltd. (Cayman Islands)                          31,700        930,078
------------------------------------------------------------------------
MGIC Investment Corp.                              12,500        516,250
------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)            3,900        301,275
========================================================================
                                                               1,747,603
========================================================================

Railroads-0.60%

Norfolk Southern Corp.                             20,700        413,793
========================================================================

Restaurants-1.86%

Jack in the Box Inc.(a)                            33,600        580,944
------------------------------------------------------------------------
Outback Steakhouse, Inc.                           20,700        712,908
========================================================================
                                                               1,293,852
========================================================================

Semiconductor Equipment-0.78%

Novellus Systems, Inc.(a)                          19,200        539,136
========================================================================

Semiconductors-1.60%

Microchip Technology Inc.                          22,750        556,238
------------------------------------------------------------------------
Xilinx, Inc.(a)                                    27,000        556,200
========================================================================
                                                               1,112,438
========================================================================

Specialty Chemicals-0.94%

Rohm & Haas Co.                                    20,200        656,096
========================================================================

Specialty Stores-0.70%

Barnes & Noble, Inc.(a)                            26,800        484,276
========================================================================

Systems Software-3.39%

BMC Software, Inc.(a)                              38,000        650,180
------------------------------------------------------------------------
Computer Associates International, Inc.           126,300      1,705,050
========================================================================
                                                               2,355,230
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------

Telecommunications Equipment-1.05%

Advanced Fibre Communications, Inc.(a)             43,600    $   727,248
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $58,597,635)                            55,797,666
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS-4.75%

Barclays Capital Inc. (United Kingdom) 1.25%,
  01/02/03 (Cost $3,301,331)(b)(c)             $3,301,331      3,301,331
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-21.53%

STIC Liquid Assets Portfolio(d)                 7,477,972    $ 7,477,972
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
------------------------------------------------------------------------
STIC Prime Portfolio(d)                         7,477,972    $ 7,477,972
========================================================================
    Total Money Market Funds (Cost
      $14,955,944)                                            14,955,944
========================================================================
TOTAL INVESTMENTS-106.58% (Cost $76,854,910)                  74,054,941
========================================================================
OTHER ASSETS LESS LIABILITIES-(6.58%)                         (4,570,143)
========================================================================
NET ASSETS-100.00%                                           $69,484,798
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/02 with a maturing value of $299,552,541 and collateralized by U.S. Government obligations with an aggregate market value of $305,523,605.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $76,854,910)  $74,054,941
------------------------------------------------------------
Receivables for:
  Investments sold                                   109,134
------------------------------------------------------------
  Fund shares sold                                   486,001
------------------------------------------------------------
  Dividends and interest                              44,502
------------------------------------------------------------
Investment for deferred compensation plan              3,662
============================================================
     Total assets                                 74,698,240
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,159,162
------------------------------------------------------------
  Fund shares reacquired                               3,411
------------------------------------------------------------
  Deferred compensation plan                           3,662
------------------------------------------------------------
Accrued administrative services fees                  30,499
------------------------------------------------------------
Accrued distribution fees -- Series II                   425
------------------------------------------------------------
Accrued trustees' fees                                   875
------------------------------------------------------------
Accrued transfer agent fees                              358
------------------------------------------------------------
Accrued operating expenses                            15,050
============================================================
     Total liabilities                             5,213,442
============================================================
Net assets applicable to shares outstanding      $69,484,798
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $68,271,155
____________________________________________________________
============================================================
Series II                                        $ 1,213,643
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,165,787
____________________________________________________________
============================================================
Series II                                            127,635
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      9.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      9.51
____________________________________________________________
============================================================


Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $481)                                           $   252,249
-------------------------------------------------------------
Dividends from affiliated money market funds          120,585
-------------------------------------------------------------
Interest                                                3,413
=============================================================
    Total investment income                           376,247
=============================================================

EXPENSES:

Advisory fees                                         253,827
-------------------------------------------------------------
Administrative services fees                          125,138
-------------------------------------------------------------
Custodian fees                                         36,151
-------------------------------------------------------------
Distribution fees -- Series II                          2,038
-------------------------------------------------------------
Transfer agent fees                                     7,920
-------------------------------------------------------------
Trustees' fees                                          9,668
-------------------------------------------------------------
Other                                                  22,157
=============================================================
    Total expenses                                    456,899
=============================================================
Less: Fees waived and expenses reimbursed              (1,688)
-------------------------------------------------------------
    Expenses paid indirectly                              (29)
=============================================================
    Net expenses                                      455,182
=============================================================
Net investment income (loss)                          (78,935)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from net investment
  securities                                       (1,713,107)
=============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities          (3,274,673)
=============================================================
Net gain (loss) from investment securities         (4,987,780)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                 $(5,066,715)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

Statement of Changes in Net Assets

For the year ended December 31, 2002 and the period September 10, 2001 (date operations commenced) through December 31, 2001

                                                                 2002           2001
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (78,935)   $    (1,427)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (1,713,107)           990
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (3,274,673)       474,704
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (5,066,715)       474,267
========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --        (11,467)
----------------------------------------------------------------------------------------
  Series II                                                            --           (575)
----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     63,740,733      9,072,944
----------------------------------------------------------------------------------------
  Series II                                                       775,016        500,595
========================================================================================
    Net increase in net assets                                 59,449,034     10,035,764
========================================================================================

NET ASSETS:

  Beginning of year                                            10,035,764             --
========================================================================================
  End of year                                                 $69,484,798    $10,035,764
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $74,002,736    $ 9,562,045
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (4,818)        (1,093)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (1,713,151)           108
----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (2,799,969)       474,704
========================================================================================
                                                              $69,484,798    $10,035,764
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund, formerly AIM V.I. Mid Cap Equity Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

                       AIM V.I. MID CAP CORE EQUITY FUND

     The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $873.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $125,138 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $5,991 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $1,223 after plan fees reimbursed by AIM Distributors of $815.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $29 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $29.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                            2002       2001
-------------------------------------------------------------
Distributions paid from ordinary income    $    --    $12,042
_____________________________________________________________
=============================================================

Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                  $(2,829,197)
------------------------------------------------------------
Temporary book/tax differences                        (4,818)
------------------------------------------------------------
Capital loss carryforward                         (1,399,717)
------------------------------------------------------------
Post-October capital loss deferral                  (284,206)
------------------------------------------------------------
Shares of beneficial interest                     74,002,736
============================================================
                                                 $69,484,798
____________________________________________________________
============================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax difference is the result of trustee deferral of compensation.

  The Fund's capital loss carryforward expires as follows:

                    CAPITAL LOSS
EXPIRATION          CARRYFORWARD
--------------------------------
December 31, 2010    $1,399,717
________________________________
================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $63,703,456 and $10,358,275, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 1,455,516
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (4,284,713)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                           $(2,829,197)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $76,884,138.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of a net operating loss and other items on December 31, 2002, undistributed net investment income was increased by $75,210, undistributed net realized gains decreased by $152 and shares of beneficial interest decreased by $75,058. This reclassification had no effect on the net assets of the Fund.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                        2002                      2001
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    7,099,303    $71,687,663    957,217    $9,827,415
---------------------------------------------------------------------------------------------------------------
  Series II                                                      84,599        847,018     50,002       500,020
===============================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --             --      1,101        11,467
---------------------------------------------------------------------------------------------------------------
  Series II                                                          --             --         55           575
===============================================================================================================
Reacquired:
  Series I                                                     (820,000)    (7,946,930)   (71,833)     (765,938)
---------------------------------------------------------------------------------------------------------------
  Series II                                                      (7,021)       (72,002)        --            --
===============================================================================================================
                                                              6,356,881    $64,515,749    936,542    $9,573,539
_______________________________________________________________________________________________________________
===============================================================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                             SERIES I
                                                                ----------------------------------
                                                                                SEPTEMBER 10, 2001
                                                                                (DATE OPERATIONS
                                                                YEAR ENDED      COMMENCED) TO
                                                                DECEMBER 31,    DECEMBER 31,
                                                                  2002              2001
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.72             $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.02)(a)           0.00
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.17)              0.74
==================================================================================================
    Total from investment operations                                (1.19)              0.74
==================================================================================================
Less distributions from net investment income                          --              (0.02)
==================================================================================================
Net asset value, end of period                                    $  9.53             $10.72
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (11.10)%             7.37%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $68,271             $9,500
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.30%(c)           1.27%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                1.30%(c)           5.16%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (0.22)%(c)         (0.08)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                36%                20%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $34,195,267.
(d)  Annualized.

                                                                          SERIES II
                                                              ----------------------------------
                                                                              SEPTEMBER 10, 2001
                                                                               (DATE OPERATIONS
                                                               YEAR ENDED       COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                  2002               2001
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.71             $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)(a)          (0.01)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (1.16)              0.73
================================================================================================
    Total from investment operations                              (1.20)              0.72
================================================================================================
Less distributions from net investment income                        --              (0.01)
================================================================================================
Net asset value, end of period                                  $  9.51             $10.71
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  (11.20)%             7.22%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 1,214             $  536
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.45%(c)           1.44%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.55%(c)           5.44%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.37)%(c)         (0.25)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                              36%                20%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $815,346.
(d)  Annualized.

                       AIM V.I. MID CAP CORE EQUITY FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                           AIM V.I. MONEY MARKET FUND

Schedule of Investments

December 31, 2002

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER-23.98%(a)

Asset-Backed Securities-Commercial Loans/ Leases-8.85%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 10/01/02; Cost $1,983,958)
  1.65%                                        03/26/03   $ 2,000   $  1,992,300
--------------------------------------------------------------------------------
  (Acquired 10/01/02; Cost $2,938,374)
  1.70%                                        03/26/03     2,963      2,951,247
--------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  National Association-ABS Program
  Sponsor)(b)
  (Acquired 11/05/02; Cost $2,987,963)
  1.57%                                        02/05/03     3,000      2,995,421
--------------------------------------------------------------------------------
  (Acquired 12/31/02; Cost $3,325,197)
  1.34%                                        03/28/03     3,336      3,325,321
================================================================================
                                                                      11,264,289
================================================================================

Asset-Backed Securities-Fully Backed-5.73%

Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor) (Acquired
  12/23/02; Cost $4,995,368)(b)
  1.45%                                        01/15/03     5,000      4,997,180
--------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor) (Acquired 12/18/02; Cost
  $2,300,440)(b)
  1.40%                                        02/19/03     2,306      2,301,606
================================================================================
                                                                       7,298,786
================================================================================

Asset-Backed Securities-Multi-Purpose-4.70%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor) (Acquired
  10/28/02; Cost $2,978,608)(b)
  1.70%                                        03/28/03     3,000      2,987,817
--------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  (Acquired 10/17/02; Cost $2,987,985)(b)
  1.78%                                        01/06/03     3,000      2,999,258
================================================================================
                                                                       5,987,075
================================================================================

Asset-Backed Securities-Trade Receivables-3.92%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor) (Acquired
  09/19/02; Cost $4,972,064)(b) 1.78%          01/10/03     5,000      4,997,775
================================================================================

Diversified Financial Services-0.78%

National Australia Funding
  2.09%                                        02/07/03     1,000        997,852
================================================================================
    Total Commercial Paper (Cost $30,545,777)                         30,545,777
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.09%

Federal Home Loan Bank-3.14%

Unsec. Bonds,
  1.61%                                        12/08/03   $ 3,000   $  3,000,000
--------------------------------------------------------------------------------
  1.70%                                        12/08/03     1,000      1,000,000
================================================================================
                                                                       4,000,000
================================================================================

Overseas Private Investment Corp.-4.95%

Floating Rate Participation Ctfs.,
  1.30%(c)(d)                                  05/15/15     6,300      6,300,000
================================================================================
    Total U.S. Government Agency Securities
      (Cost $10,300,000)                                              10,300,000
================================================================================

VARIABLE RATE DEMAND NOTES-4.01%

Insured-1.20%

Omaha (City of); Special Tax Redevelopment
  Series B RB,
  1.52%(c)(d)(e)                               02/01/13     1,530      1,530,000
================================================================================

Letter of Credit Guaranteed-2.81%(c)(d)(f)

Albuquerque (City of) (Ktech Corp.); IDR
  (LOC-Wells Fargo Bank N.A.),
  1.50%                                        11/01/22     1,750      1,750,000
--------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.),
  1.47%                                        08/31/16       665        665,000
--------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank),
  1.62%                                        10/15/27     1,160      1,160,000
================================================================================
                                                                       3,575,000
================================================================================
    Total Variable Rate Demand Notes (Cost
      $5,105,000)                                                      5,105,000
================================================================================

ASSET-BACKED NOTES-5.30%

Fully Backed-0.89%

Capital One Auto Finance Trust-
  Series 2002-B, Class A1
  1.76%(e)                                     09/15/03     1,130      1,130,089
================================================================================

Structured Investment Vehicles-3.92%

Beta Finance Inc.-Floating Rate (City Bank
  International plc.-ABS Program Sponsor)
  (Acquired 10/03/02; Cost $5,000,000)
  1.31%(b)(g)                                  10/14/03     5,000      5,000,000
================================================================================

Trade Receivables-0.49%

World Omni Auto Receivables Trust-
  Series 2002-A, Class A1
  1.87%                                        07/15/03       625        625,071
================================================================================
    Total Asset-Backed Notes (Cost
      $6,755,160)                                                      6,755,160
================================================================================

                           AIM V.I. MONEY MARKET FUND

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-9.42%

HBOS Treasury Services PLC (United Kingdom)
  1.52%                                        05/06/03   $ 5,000   $  5,000,000
--------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.15%                                        02/10/03     3,000      3,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.77%                                        02/28/03     4,000      4,000,000
================================================================================
    Total Certificates of Deposit (Cost
      $12,000,000)                                                    12,000,000
================================================================================

MASTER NOTE AGREEMENTS-7.85%(h)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(i)                                     08/18/03     5,000      5,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  1.38%(j)                                     03/17/03     5,000      5,000,000
================================================================================
    Total Master Note Agreements (Cost
      $10,000,000)                                                    10,000,000
================================================================================

MEDIUM TERM NOTES-0.81%

General Electric Capital Corp.-Series A
  6.75% (Cost $1,032,990)                      09/11/03     1,000      1,032,990
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE
--------------------------------------------------------------------------------

PROMISSORY NOTES-4.71%

Goldman Sachs Group, Inc. (The)
  1.50%(g) (Cost $6,000,000)                   03/05/03   $ 6,000   $  6,000,000
================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $81,738,927)                                   81,738,927
================================================================================

REPURCHASE AGREEMENTS-36.04%(k)

BNP Paribas Securities Corp. (France)
  1.25%(l)                                     01/02/03    20,900     20,900,152
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.25%(m)                                     01/02/03    25,000     25,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $45,900,152)                                                    45,900,152
================================================================================
TOTAL INVESTMENTS-100.21% (Cost
  $127,639,079)(n)                                                   127,639,079
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.21)%                                   (272,019)
================================================================================
NET ASSETS-100.00%                                                  $127,367,060
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Securities not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the securities may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 12/31/02 was $34,547,925 which represented 27.12% of the Fund's net assets. These securities are not considered illiquid.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by Ambac Assurance Corp. or MBIA Insurance Co.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 12/31/02.
(h) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/02.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/02.
(k) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) Joint repurchase agreement entered into 12/31/02 with a maturing value of $1,250,086,806. Collateralized by $1,161,027,000 U.S. Government
    obligations, 0% to 7.63% due 01/07/03 to 07/15/32 with an aggregate market value at 12/31/02 of $1,275,000,101.
(m) Joint repurchase agreement entered into 12/31/02 with a maturing value of $500,034,722. Collateralized by $468,160,000 U.S. Treasury and U.S. Government obligations, 0% to 11.25% due 01/15/03 to 04/15/30 with an aggregate market value at 12/31/02 of $510,006,098.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.
                           AIM V.I. MONEY MARKET FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                      $ 81,738,927
-------------------------------------------------------------
Repurchase agreements                              45,900,152
-------------------------------------------------------------
Interest receivable                                   163,279
-------------------------------------------------------------
Investment for deferred compensation plan              34,039
-------------------------------------------------------------
Other assets                                              784
=============================================================
    Total assets                                  127,837,181
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              341,549
-------------------------------------------------------------
  Deferred compensation plan                           34,039
-------------------------------------------------------------
Accrued administrative services fees                   54,267
-------------------------------------------------------------
Accrued distribution fees -- Series II                  2,659
-------------------------------------------------------------
Accrued transfer agent fees                             2,741
-------------------------------------------------------------
Accrued operating expenses                             34,866
=============================================================
    Total liabilities                                 470,121
=============================================================
Net assets applicable to shares outstanding      $127,367,060
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $119,536,303
_____________________________________________________________
=============================================================
Series II                                        $  7,830,757
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                          119,534,898
_____________________________________________________________
=============================================================
Series II                                           7,830,736
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       1.00
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       1.00
_____________________________________________________________
=============================================================

Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Interest                                          $2,351,385
============================================================

Expenses:

Advisory fees                                        509,205
------------------------------------------------------------
Administrative services fees                         262,888
------------------------------------------------------------
Custodian fees                                         8,622
------------------------------------------------------------
Distribution fees -- Series II                         8,683
------------------------------------------------------------
Transfer agent fees                                    9,247
------------------------------------------------------------
Trustees' fees                                         9,316
------------------------------------------------------------
Other                                                 49,704
============================================================
    Total expenses                                   857,665
============================================================
Net investment income                              1,493,720
============================================================
Net realized gain from investment securities           1,121
============================================================
Net increase in net assets resulting from
  operations                                      $1,494,841
____________________________________________________________
============================================================

See Notes to Financial Statements.
                           AIM V.I. MONEY MARKET FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                  2002            2001
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,493,720    $  3,722,328
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       1,121             248
==========================================================================================
    Net increase in net assets resulting from operations         1,494,841       3,722,576
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (1,462,967)     (3,721,914)
------------------------------------------------------------------------------------------
  Series II                                                        (30,753)           (414)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (8,742,052)     54,413,296
------------------------------------------------------------------------------------------
  Series II                                                      6,833,408         997,328
==========================================================================================
    Net increase (decrease) in net assets                       (1,907,523)     55,410,872
==========================================================================================

NET ASSETS:

  Beginning of year                                            129,274,583      73,863,711
==========================================================================================
  End of year                                                 $127,367,060    $129,274,583
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $127,365,634    $129,274,278
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         1,426             305
==========================================================================================
                                                              $127,367,060    $129,274,583
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                           AIM V.I. MONEY MARKET FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $262,888 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $4,033 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $8,683.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,776 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option

                           AIM V.I. MONEY MARKET FUND
to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002          2001
---------------------------------------------------------------
Distributions paid from ordinary
  income                               $1,493,720    $3,722,328
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                    $     53,690
-------------------------------------------------------------
Temporary book/tax differences                        (52,264)
-------------------------------------------------------------
Shares of beneficial interest                     127,365,634
=============================================================
                                                 $127,367,060
_____________________________________________________________
=============================================================


  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.


NOTE 5--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                             2001
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     110,861,797    $ 110,861,797     155,024,398    $ 155,024,398
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                   214,772,526      214,772,526       1,996,952        1,996,952
============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       1,462,967        1,462,967       3,721,914        3,721,914
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        30,753           30,753             414              414
============================================================================================================================
Reacquired:
  Series I                                                    (121,066,816)    (121,066,816)   (104,333,016)    (104,333,016)
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                  (207,969,871)    (207,969,871)     (1,000,038)      (1,000,038)
============================================================================================================================
                                                                (1,908,644)   $  (1,908,644)     55,410,624    $  55,410,624
____________________________________________________________________________________________________________________________
============================================================================================================================

* Series II shares commenced sales on December 16, 2001.

                           AIM V.I. MONEY MARKET FUND

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        SERIES I
                                                                --------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                  2002           2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.01           0.04       0.06       0.05       0.05
========================================================================================================================
Less distributions from net investment income                      (0.01)         (0.04)     (0.06)     (0.05)     (0.05)
========================================================================================================================
Net asset value, end of period                                  $   1.00       $   1.00    $  1.00    $  1.00    $  1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                     1.19%          3.61%      5.83%      4.66%      5.06%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $119,536       $128,277    $73,864    $95,152    $64,090
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                             0.67%(b)       0.64%      0.71%      0.60%      0.58%
========================================================================================================================
Ratio of net investment income to average net assets                1.18%(b)       3.36%      5.66%      4.59%      4.94%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)  Ratios are based on average daily net assets of $123,828,132.

                           AIM V.I. MONEY MARKET FUND


                                                                              SERIES II
                                                                --------------------------------------
                                                                                DECEMBER 16, 2001
                                                                YEAR ENDED      (DATE SALES COMMENCED)
                                                                DECEMBER 31,    TO DECEMBER 31,
                                                                  2002              2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 1.00               $1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.01                0.00
======================================================================================================
Less distributions from net investment income                       (0.01)               0.00
======================================================================================================
Net asset value, end of period                                     $ 1.00               $1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                      0.93%               0.05%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $7,831               $ 997
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                              0.92%(b)            0.89%(c)
======================================================================================================
Ratio of net investment income to average net assets                 0.93%(b)            3.11%(c)
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)  Ratios are based on average daily net assets of $3,473,175.
(c)  Annualized.

                           AIM V.I. MONEY MARKET FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds

We have audited the accompanying statement of assets and liabilities of AIM V.I. New Technology Fund a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1998 were audited by other auditors whose report dated February 19, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. New Technology Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or period in the four year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                          AIM V.I. NEW TECHNOLOGY FUND

Schedule of Investments

December 31, 2002

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.14%

Aerospace & Defense-8.77%

Alliant Techsystems Inc.(a)                                  6,400   $   399,040
--------------------------------------------------------------------------------
Engineered Support Systems, Inc.                            10,150       372,099
--------------------------------------------------------------------------------
InVision Technologies, Inc.(a)                               4,400       115,984
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                         6,000       269,460
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                       5,500       127,930
================================================================================
                                                                       1,284,513
================================================================================

Application Software-6.17%

Documentum, Inc.(a)                                         15,700       245,862
--------------------------------------------------------------------------------
Intuit Inc.(a)                                               5,000       234,600
--------------------------------------------------------------------------------
Mercury Interactive Corp.(a)                                11,200       332,080
--------------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                          5,000        91,500
================================================================================
                                                                         904,042
================================================================================

Auto Parts & Equipment-1.71%

Gentex Corp.(a)                                              7,900       249,956
================================================================================

Biotechnology-7.45%

Chiron Corp.(a)                                                900        33,840
--------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(a)                               2,400        40,128
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                    13,400       455,600
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                                6,400       212,288
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                                  1,900        62,415
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)                          3,900        30,966
--------------------------------------------------------------------------------
OraSure Technologies, Inc.(a)                                9,400        51,230
--------------------------------------------------------------------------------
PRAECIS Pharmaceuticals Inc.(a)                             30,300        98,475
--------------------------------------------------------------------------------
SangStat Medical Corp.(a)                                    5,600        63,280
--------------------------------------------------------------------------------
Trimeris, Inc.(a)                                            1,000        43,090
================================================================================
                                                                       1,091,312
================================================================================

Computer & Electronics Retail-0.96%

CDW Computer Centers, Inc.(a)                                3,200       140,320
================================================================================

Computer Hardware-5.50%

Dell Computer Corp.(a)                                      19,600       524,104
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                          7,100       123,256
--------------------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                                   11,600       157,876
================================================================================
                                                                         805,236
================================================================================

Computer Storage & Peripherals-5.95%

Imation Corp.(a)                                             3,800       133,304
--------------------------------------------------------------------------------
Lexmark International, Inc.(a)                               1,700       102,850
--------------------------------------------------------------------------------
Overland Storage, Inc.(a)                                    9,700       141,436
--------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Computer Storage & Peripherals-(Continued)

SanDisk Corp.(a)                                            10,500   $   213,150
--------------------------------------------------------------------------------
Storage Technology Corp.(a)                                  9,600       205,632
--------------------------------------------------------------------------------
Western Digital Corp.(a)                                    11,800        75,402
================================================================================
                                                                         871,774
================================================================================

Consumer Electronics-0.62%

Garmin Ltd. (Cayman Islands)(a)                              1,700        49,810
--------------------------------------------------------------------------------
Harman International Industries, Inc.                          700        41,650
================================================================================
                                                                          91,460
================================================================================

Data Processing Services-0.83%

eSPEED, Inc.-Class A(a)                                      7,200       121,975
================================================================================

Electronic Equipment & Instruments-1.67%

Itron, Inc.(a)                                               2,400        46,008
--------------------------------------------------------------------------------
OSI Systems, Inc.(a)                                        11,700       198,666
================================================================================
                                                                         244,674
================================================================================

Health Care Distributors & Services-6.33%

Accredo Health, Inc.(a)                                      4,200       148,050
--------------------------------------------------------------------------------
Cerner Corp.(a)                                              9,200       287,592
--------------------------------------------------------------------------------
Covance Inc.(a)                                              2,700        66,393
--------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                     2,400       115,296
--------------------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                               4,100        75,932
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)                      5,400       125,496
--------------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                                    1,900       108,110
================================================================================
                                                                         926,869
================================================================================

Health Care Equipment-0.79%

Boston Scientific Corp.(a)                                     900        38,268
--------------------------------------------------------------------------------
Conceptus, Inc.(a)                                           6,500        77,870
================================================================================
                                                                         116,138
================================================================================

Health Care Supplies-0.56%

ICU Medical, Inc.(a)                                         2,200        82,060
================================================================================

Internet Retail-3.04%

Amazon.com, Inc.(a)                                          5,300       100,117
--------------------------------------------------------------------------------
eBay Inc.(a)                                                 5,100       345,882
================================================================================
                                                                         445,999
================================================================================

Internet Software & Services-6.92%

Expedia, Inc.-Class A(a)                                     1,200        80,316
--------------------------------------------------------------------------------
Hotels.com-Class A(a)                                        1,500        81,945
--------------------------------------------------------------------------------
Overture Services, Inc.(a)                                  14,300       390,533
--------------------------------------------------------------------------------
PEC Solutions, Inc.(a)                                       3,900       116,610
--------------------------------------------------------------------------------

                          AIM V.I. NEW TECHNOLOGY FUND

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Internet Software & Services-(Continued)

Websense, Inc.(a)                                           16,100   $   343,912
================================================================================
                                                                       1,013,316
================================================================================

IT Consulting & Services-2.23%

Affiliated Computer Services, Inc.-Class A(a)                3,300       173,745
--------------------------------------------------------------------------------
Anteon International Corp.(a)                                2,800        67,200
--------------------------------------------------------------------------------
Syntel, Inc.(a)                                              4,100        86,141
================================================================================
                                                                         327,086
================================================================================

Networking Equipment-2.00%

Cisco Systems, Inc.(a)                                      13,500       176,850
--------------------------------------------------------------------------------
McDATA Corp.-Class A(a)                                      5,200        36,920
--------------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                              4,700        79,148
================================================================================
                                                                         292,918
================================================================================

Pharmaceuticals-2.24%

American Pharmaceutical Partners, Inc.(a)                    6,400       113,920
--------------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                                    1,600        42,256
--------------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                                   500        49,110
--------------------------------------------------------------------------------
Mylan Laboratories Inc.                                      3,500       122,150
================================================================================
                                                                         327,436
================================================================================

Semiconductor Equipment-3.92%

Applied Materials, Inc.(a)                                  10,000       130,300
--------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                          4,400       155,628
--------------------------------------------------------------------------------
Lam Research Corp.(a)                                        5,600        60,480
--------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                    3,900       109,512
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)           5,000       118,805
================================================================================
                                                                         574,725
================================================================================

Semiconductors-9.99%

Analog Devices, Inc.(a)                                      8,400       200,508
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                          7,600       138,700
--------------------------------------------------------------------------------
Intel Corp.                                                 12,700       197,739
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)                   7,700       145,222
--------------------------------------------------------------------------------
Microchip Technology Inc.                                   10,400       254,280
--------------------------------------------------------------------------------
QLogic Corp.(a)                                              3,900       134,589
--------------------------------------------------------------------------------

                                                                       MARKET
                                                           SHARES       VALUE
--------------------------------------------------------------------------------
Semiconductors-(Continued)

Silicon Laboratories Inc.(a)                                11,100   $   211,788
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)(a)                                               20,240       142,692
--------------------------------------------------------------------------------
Zoran Corp.(a)                                               2,700        37,989
================================================================================
                                                                       1,463,507
================================================================================

Systems Software-6.68%

Microsoft Corp.(a)                                           7,600       392,920
--------------------------------------------------------------------------------
Oracle Corp.(a)                                              7,100        76,680
--------------------------------------------------------------------------------
SafeNet, Inc.(a)                                             2,500        63,375
--------------------------------------------------------------------------------
Symantec Corp.(a)                                           11,000       444,950
================================================================================
                                                                         977,925
================================================================================

Telecommunications Equipment-6.14%

Inter-Tel, Inc.                                              8,300       173,553
--------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                     14,800       229,400
--------------------------------------------------------------------------------
QUALCOMM Inc.(a)                                             7,300       265,647
--------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                          11,600       230,028
================================================================================
                                                                         898,628
================================================================================

Wireless Telecommunication Services-4.67%

AT&T Wireless Services Inc.(a)                              24,600       138,990
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)                      27,900       322,245
--------------------------------------------------------------------------------
United States Cellular Corp.(a)                              8,900       222,678
================================================================================
                                                                         683,913
================================================================================
    Total Common Stocks & Other Equity Interests (Cost
      $14,331,575)                                                    13,935,782
================================================================================

MONEY MARKET FUNDS-7.43%

STIC Liquid Assets Portfolio(b)                            543,970       543,970
--------------------------------------------------------------------------------
STIC Prime Portfolio(b)                                    543,970       543,970
================================================================================
    Total Money Market Funds (Cost $1,087,940)                         1,087,940
================================================================================
TOTAL INVESTMENTS-102.57% (Cost $15,419,515)                          15,023,722
================================================================================
OTHER ASSETS LESS LIABILITIES-(2.57%)                                   (375,977)
================================================================================
NET ASSETS-100.00%                                                   $14,647,745
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost $15,419,515)                      $15,023,722
--------------------------------------------------------------------------------
Dividend receivables                                                       2,000
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                 13,799
================================================================================
     Total assets                                                     15,039,521
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  338,611
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  11,890
--------------------------------------------------------------------------------
  Deferred compensation plan                                              13,799
--------------------------------------------------------------------------------
Accrued administrative services fees                                       8,986
--------------------------------------------------------------------------------
Accrued distribution fees -- Series II                                         4
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                1,095
--------------------------------------------------------------------------------
Accrued operating expenses                                                17,391
================================================================================
     Total liabilities                                                   391,776
================================================================================
Net assets applicable to shares outstanding                          $14,647,745
________________________________________________________________________________
================================================================================


NET ASSETS:

Series I                                                             $14,634,445
________________________________________________________________________________
================================================================================
Series II                                                            $    13,300
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                                               6,324,863
________________________________________________________________________________
================================================================================
Series II                                                                  5,751
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                          $      2.31
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                          $      2.31
________________________________________________________________________________
================================================================================


Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends                                                           $      2,999
--------------------------------------------------------------------------------
Dividends from affiliated money market funds                              16,454
================================================================================
    Total investment income                                               19,453
================================================================================

EXPENSES:

Advisory fees                                                            216,332
--------------------------------------------------------------------------------
Administrative services fees                                             101,610
--------------------------------------------------------------------------------
Custodian fees                                                            18,936
--------------------------------------------------------------------------------
Distribution fees -- Series II                                                40
--------------------------------------------------------------------------------
Transfer agent fees                                                        8,738
--------------------------------------------------------------------------------
Trustees' fees                                                             8,736
--------------------------------------------------------------------------------
Other                                                                     15,004
================================================================================
    Total expenses                                                       369,396
================================================================================
Less: Fees waived and expenses reimbursed                                (87,991)
--------------------------------------------------------------------------------
    Expenses paid indirectly                                                 (30)
================================================================================
    Net expenses                                                         281,375
================================================================================
Net investment income (loss)                                            (261,922)
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                               (9,327,344)
--------------------------------------------------------------------------------
  Option contracts written                                                13,065
================================================================================
                                                                      (9,314,279)
================================================================================
Change in net unrealized appreciation (depreciation) of investment
  securities                                                          (4,612,766)
================================================================================
Net gain (loss) from investment securities and option contracts      (13,927,045)
================================================================================
Net increase (decrease) in net assets resulting from operations     $(14,188,967)
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                        2002            2001
--------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                      $   (261,922)   $   (464,860)
--------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities, foreign currencies and option
    contracts                                         (9,314,279)    (36,564,431)
--------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities and
    foreign currencies                                (4,612,766)      3,697,847
================================================================================
    Net increase (decrease) in net assets
     resulting from operations                       (14,188,967)    (33,331,444)
================================================================================
Distributions to shareholders from net investment
  income:
  Series I                                                    --        (758,754)
--------------------------------------------------------------------------------
Distributions to shareholders from net realized
  gains:
  Series I                                                    --     (19,031,270)
--------------------------------------------------------------------------------
Share transactions-net:
  Series I                                            (5,805,609)     18,425,518
--------------------------------------------------------------------------------
  Series II                                               28,202              --
================================================================================
    Net increase (decrease) in net assets            (19,966,374)    (34,695,950)
================================================================================

NET ASSETS:

  Beginning of year                                   34,614,119      69,310,069
================================================================================
  End of year                                       $ 14,647,745    $ 34,614,119
________________________________________________________________________________
================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                     $ 68,855,836    $ 74,892,563
--------------------------------------------------------------------------------
  Undistributed net investment income (loss)             (17,374)        (14,772)
--------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, foreign currencies and
    option contracts                                 (53,794,924)    (44,480,645)
--------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities and foreign currencies        (395,793)      4,216,973
================================================================================
                                                    $ 14,647,745    $ 34,614,119
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.
                          AIM V.I. NEW TECHNOLOGY FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

                          AIM V.I. NEW TECHNOLOGY FUND

     The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) of each Series to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $87,975.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2002, the Fund paid AIM $101,610 of which AIM retained $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $6,282 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. Pursuant to the master distribution agreement for the period April 2, 2002 (date sales commenced) through December 31, 2002, the Series II shares paid $24 after plan fees reimbursed by AIM Distributors of $16.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $2,704 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $30 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $30.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the

                          AIM V.I. NEW TECHNOLOGY FUND
line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                                           CALL OPTION CONTRACTS
                                                           ---------------------
                                                           NUMBER OF    PREMIUMS
                                                           CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of year                                              --       $     --
--------------------------------------------------------------------------------
Written                                                       105         20,422
--------------------------------------------------------------------------------
Closed                                                        (85)       (16,444)
--------------------------------------------------------------------------------
Exercised                                                     (20)        (3,978)
================================================================================
End of year                                                    --       $     --
________________________________________________________________________________
================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                                            2002        2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                           $ --     $   758,754
--------------------------------------------------------------------------------
  Long-term capital gain                                      --      19,031,270
================================================================================
                                                            $ --     $19,790,024
________________________________________________________________________________
================================================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation (depreciation) -- investments               $   (577,675)
--------------------------------------------------------------------------------
Temporary book/tax differences                                           (18,550)
--------------------------------------------------------------------------------
Capital loss carryforward                                            (52,485,468)
--------------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,126,398)
--------------------------------------------------------------------------------
Shares of beneficial interest                                         68,855,836
================================================================================
                                                                    $ 14,647,745
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales and the treatment of foreign tax on certain stock dividends.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD
------------------------------------------------------------------------------
December 31, 2009                                                 $43,238,949
------------------------------------------------------------------------------
December 31, 2010                                                   9,246,519
==============================================================================
                                                                  $52,485,468
______________________________________________________________________________
==============================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $30,105,274 and $35,292,140, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of investment securities           $ 1,070,431
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (1,648,106)
================================================================================
Net unrealized appreciation (depreciation) of investment securities  $  (577,675)
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $15,601,397.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income (loss) was increased by $259,320 and shares of beneficial interest decreased by $259,320. This reclassification had no effect on the net assets of the Fund.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                   2002                          2001
                         -------------------------    --------------------------
                           SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------
Sold:
  Series I                  966,802    $ 2,977,433       871,432    $  9,872,754
--------------------------------------------------------------------------------
  Series II*                 27,100         76,719            --              --
================================================================================
Issued as reinvestment
  of dividends:
  Series I                       --             --     4,734,455      19,790,024
================================================================================
Reacquired:
  Series I               (2,859,709)    (8,783,042)   (1,127,829)    (11,237,260)
--------------------------------------------------------------------------------
  Series II*                (21,349)       (48,517)           --              --
================================================================================
                         (1,887,156)   $(5,777,407)    4,478,058    $ 18,425,518
________________________________________________________________________________
================================================================================

* Series II shares commenced sales on April 2, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                   SERIES I
                            -------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------
                             2002          2001       2000        1999       1998
                            -------------------------------------------------------
Net asset value, beginning
  of period                 $  4.21       $ 18.53    $ 32.96    $  20.66    $ 18.40
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                    (0.04)(a)     (0.05)      0.20       (0.14)     (0.01)
-----------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)               (1.86)        (8.79)    (11.05)      18.46       3.99
===================================================================================
    Total from investment
     operations               (1.90)        (8.84)    (10.85)      18.32       3.98
===================================================================================
Less distributions:
  Dividends from net
    investment income            --         (0.21)        --          --         --
-----------------------------------------------------------------------------------
  Distributions from net
    realized gains               --         (5.27)     (3.58)      (6.02)     (1.72)
===================================================================================
    Total distributions          --         (5.48)     (3.58)      (6.02)     (1.72)
===================================================================================
Net asset value, end of
  period                    $  2.31       $  4.21    $ 18.53    $  32.96    $ 20.66
___________________________________________________________________________________
===================================================================================
Total return(b)              (45.13)%      (47.47)%   (36.29)%    106.52%     22.11%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $14,634       $34,614    $69,310    $108,428    $69,459
___________________________________________________________________________________
===================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers             1.30%(c)      1.36%      1.31%       1.27%      1.17%
-----------------------------------------------------------------------------------
  Without fee waivers          1.71%(c)      1.49%      1.31%       1.27%      1.18%
===================================================================================
Ratio of net investment
  income (loss) to average
  net assets                  (1.22)%(c)    (1.14)%     0.74%      (0.62)%    (0.04)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate         144%          289%       131%        124%        73%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $21,617,213.

                          AIM V.I. NEW TECHNOLOGY FUND


                                                                     SERIES II
                                                                   -------------
                                                                   APRIL 2, 2002
                                                                   (DATE SALES
                                                                   COMMENCED) TO
                                                                   DECEMBER 31,
                                                                      2002
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  3.69
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.03)(a)
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                         (1.35)
================================================================================
    Total from investment operations                                    (1.38)
================================================================================
Net asset value, end of period                                        $  2.31
________________________________________________________________________________
================================================================================
Total return(b)                                                        (37.40)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $    13
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                       1.45%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                    1.96%(c)
================================================================================
Ratio of net investment income (loss) to average net assets             (1.37)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                   144%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total return does not reflect charges at the separate account level which if included would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $21,275.

                          AIM V.I. NEW TECHNOLOGY FUND

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
AIM Variable Insurance Funds



We have audited the accompanying statement of assets and liabilities of AIM V.I. Premier Equity Fund, formerly AIM V.I. Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Premier Equity Fund, as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods in the five year period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
January 31, 2003

                          AIM V.I. PREMIER EQUITY FUND

Schedule of Investments

December 31, 2002

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.49%

Advertising-1.27%

Omnicom Group Inc.                                 300,000      $   19,380,000
==============================================================================

Airlines-0.66%

Southwest Airlines Co.                             730,400          10,152,560
==============================================================================

Application Software-0.77%

BEA Systems, Inc.(a)                               693,700           7,956,739
------------------------------------------------------------------------------
Intuit Inc.(a)                                      82,000           3,847,440
==============================================================================
                                                                    11,804,179
==============================================================================

Banks-3.37%

Bank of America Corp.                              457,000          31,793,490
------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   823,300          19,726,268
==============================================================================
                                                                    51,519,758
==============================================================================

Biotechnology-0.53%

Amgen Inc.(a)                                      166,800           8,063,112
==============================================================================

Brewers-0.78%

Anheuser-Busch Cos., Inc.                          247,100          11,959,640
==============================================================================

Broadcasting & Cable TV-5.12%

Comcast Corp.-Class A(a)                           293,899           6,927,199
------------------------------------------------------------------------------
Comcast Corp.-Special Class A(a)                 1,215,000          27,446,850
------------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)              1,549,700          44,011,480
==============================================================================
                                                                    78,385,529
==============================================================================

Building Products-0.23%

Masco Corp.                                        165,000           3,473,250
==============================================================================

Computer & Electronics Retail-1.20%

Best Buy Co., Inc.(a)                              762,700          18,419,205
==============================================================================

Computer Hardware-4.14%

Dell Computer Corp.(a)                           1,320,000          35,296,800
------------------------------------------------------------------------------
Hewlett-Packard Co.                              1,017,800          17,669,008
------------------------------------------------------------------------------
International Business Machines Corp.              133,200          10,323,000
==============================================================================
                                                                    63,288,808
==============================================================================

Consumer Finance-1.11%

MBNA Corp.                                         894,900          17,020,998
==============================================================================

Data Processing Services-1.71%

First Data Corp.                                   738,800          26,160,908
==============================================================================

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

Department Stores-0.95%

Federated Department Stores, Inc.(a)               506,700      $   14,572,692
==============================================================================

Diversified Financial Services-10.88%

American Express Co.                               194,000           6,857,900
------------------------------------------------------------------------------
Citigroup Inc.                                   1,617,400          56,916,306
------------------------------------------------------------------------------
Fannie Mae                                         475,400          30,582,482
------------------------------------------------------------------------------
Freddie Mac                                        654,600          38,654,130
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            321,100           7,706,400
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          200,000           7,590,000
------------------------------------------------------------------------------
Morgan Stanley                                     456,100          18,207,512
==============================================================================
                                                                   166,514,730
==============================================================================

Drug Retail-1.12%

Walgreen Co.                                       588,700          17,184,153
==============================================================================

Electronic Equipment & Instruments-0.47%

Celestica Inc. (Canada)(a)                         510,700           7,200,870
==============================================================================

Environmental Services-0.87%

Waste Management, Inc.                             584,300          13,392,156
==============================================================================

Footwear-1.69%

NIKE, Inc.-Class B                                 580,000          25,792,600
==============================================================================

General Merchandise Stores-3.13%

Target Corp.                                     1,391,900          41,757,000
------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Mexico)                                       2,700,100           6,196,951
==============================================================================
                                                                    47,953,951
==============================================================================

Health Care Distributors & Services-0.14%

Laboratory Corp. of America Holdings(a)             89,200           2,073,008
==============================================================================

Health Care Equipment-0.55%

Baxter International Inc.                          298,500           8,358,000
==============================================================================

Health Care Facilities-2.92%

HCA Inc.                                         1,075,400          44,629,100
==============================================================================

Household Products-2.49%

Kimberly-Clark Corp.                               160,000           7,595,200
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         355,200          30,525,888
==============================================================================
                                                                    38,121,088
==============================================================================

                          AIM V.I. PREMIER EQUITY FUND

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

Industrial Conglomerates-2.37%

General Electric Co.                             1,489,200      $   36,262,020
==============================================================================

Industrial Machinery-1.25%

Danaher Corp.                                      290,800          19,105,560
==============================================================================

Integrated Oil & Gas-5.72%

BP PLC-ADR (United Kingdom)                        478,900          19,467,285
------------------------------------------------------------------------------
ChevronTexaco Corp.                                380,000          25,262,400
------------------------------------------------------------------------------
Exxon Mobil Corp.                                1,227,000          42,871,380
==============================================================================
                                                                    87,601,065
==============================================================================

Integrated Telecommunication Services-1.76%

AT&T Corp.                                         181,700           4,744,187
------------------------------------------------------------------------------
SBC Communications Inc.                            316,000           8,566,760
------------------------------------------------------------------------------
Verizon Communications Inc.                        352,200          13,647,750
==============================================================================
                                                                    26,958,697
==============================================================================

IT Consulting & Services-0.71%

Accenture Ltd.-Class A (Bermuda)(a)                342,000           6,152,580
------------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)       88,100           4,638,465
==============================================================================
                                                                    10,791,045
==============================================================================

Life & Health Insurance-0.54%

AFLAC Inc.                                         275,000           8,283,000
==============================================================================

Managed Health Care-2.49%

Anthem, Inc.(a)                                    180,100          11,328,290
------------------------------------------------------------------------------
UnitedHealth Group Inc.                            321,200          26,820,200
==============================================================================
                                                                    38,148,490
==============================================================================

Movies & Entertainment-1.95%

AOL Time Warner Inc.(a)                            637,200           8,347,320
------------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             527,500          21,500,900
==============================================================================
                                                                    29,848,220
==============================================================================

Multi-Line Insurance-4.05%

American International Group, Inc.                 869,900          50,323,715
------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      257,600          11,702,768
==============================================================================
                                                                    62,026,483
==============================================================================

Multi-Utilities & Unregulated Power-0.62%

Duke Energy Corp.                                  486,900           9,514,026
==============================================================================

Networking Equipment-1.15%

Cisco Systems, Inc.(a)                           1,342,200          17,582,820
==============================================================================

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

Oil & Gas Drilling-0.93%

GlobalSantaFe Corp. (Cayman Islands)               170,000      $    4,134,400
------------------------------------------------------------------------------
Transocean Inc.                                    433,000          10,045,600
==============================================================================
                                                                    14,180,000
==============================================================================

Oil & Gas Equipment & Services-1.88%

Baker Hughes Inc.                                  638,000          20,537,220
------------------------------------------------------------------------------
BJ Services Co.(a)                                 255,700           8,261,667
==============================================================================
                                                                    28,798,887
==============================================================================

Packaged Foods & Meats-0.81%

Sara Lee Corp.                                     547,600          12,326,476
==============================================================================

Pharmaceuticals-7.78%

Allergan, Inc.                                     245,000          14,116,900
------------------------------------------------------------------------------
Johnson & Johnson                                  395,900          21,263,789
------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      456,200           7,842,078
------------------------------------------------------------------------------
Merck & Co. Inc.                                   139,200           7,880,112
------------------------------------------------------------------------------
Pfizer Inc.                                      1,973,000          60,314,610
------------------------------------------------------------------------------
Wyeth                                              203,800           7,622,120
==============================================================================
                                                                   119,039,609
==============================================================================

Property & Casualty Insurance-1.57%

Allstate Corp. (The)                               427,400          15,809,526
------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A(a)       183,670           2,690,766
------------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B(a)       372,947           5,463,674
==============================================================================
                                                                    23,963,966
==============================================================================

Restaurants-1.27%

Yum! Brands, Inc.(a)                               801,300          19,407,486
==============================================================================

Semiconductor Equipment-0.77%

Applied Materials, Inc.(a)                         902,000          11,753,060
==============================================================================

Semiconductors-1.50%

Analog Devices, Inc.(a)                            738,700          17,632,769
------------------------------------------------------------------------------
Micron Technology, Inc.(a)                         553,700           5,393,038
==============================================================================
                                                                    23,025,807
==============================================================================

Soft Drinks-0.50%

PepsiCo, Inc.                                      182,300           7,696,706
==============================================================================

Specialty Stores-0.30%

Staples, Inc.(a)                                   250,000           4,575,000
==============================================================================

Systems Software-3.46%

Microsoft Corp.(a)                               1,025,600          53,023,520
==============================================================================

                          AIM V.I. PREMIER EQUITY FUND

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------

Telecommunications Equipment-0.19%

QUALCOMM Inc.(a)                                    80,000      $    2,911,200
==============================================================================

Wireless Telecommunication Services-1.82%

Nextel Communications, Inc.-Class A(a)           1,362,500          15,736,875
------------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                      2,760,100          12,089,238
==============================================================================
                                                                    27,826,113
==============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,625,518,117)                            1,400,069,551
==============================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.65%

1.18%, 03/20/03 (Cost $9,974,433)(b)           $10,000,000(c)        9,974,433
==============================================================================

                                                PRINCIPAL           MARKET
                                                 AMOUNT             VALUE
------------------------------------------------------------------------------

                                                                    MARKET
                                                 SHARES             VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-7.96%

STIC Liquid Assets Portfolio(d)                 60,884,509      $   60,884,509
------------------------------------------------------------------------------
STIC Prime Portfolio(d)                         60,884,509          60,884,509
==============================================================================
    Total Money Market Funds (Cost
      $121,769,018)                                                121,769,018
==============================================================================
TOTAL INVESTMENTS-100.10% (Cost
  $1,757,261,568)                                                1,531,813,002
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.10%)                               (1,454,097)
==============================================================================
NET ASSETS-100.00%                                              $1,530,358,905
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

Statement of Assets and Liabilities

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,757,261,568)                              $1,531,813,002
-------------------------------------------------------------
Receivables for:
  Foreign currency contracts closed                     2,254
-------------------------------------------------------------
  Variation margin                                     84,000
-------------------------------------------------------------
  Fund shares sold                                    190,576
-------------------------------------------------------------
  Dividends                                         1,369,656
-------------------------------------------------------------
  Amount due from advisor                              31,867
-------------------------------------------------------------
Investment for deferred compensation plan              52,770
-------------------------------------------------------------
Other assets                                            8,125
=============================================================
     Total assets                               1,533,552,250
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            1,706,728
-------------------------------------------------------------
  Foreign currency contracts outstanding               13,366
-------------------------------------------------------------
  Deferred compensation plan                           52,770
-------------------------------------------------------------
Accrued administrative services fees                1,119,943
-------------------------------------------------------------
Accrued distribution fees -- Series II                  5,973
-------------------------------------------------------------
Accrued transfer agent fees                            43,327
-------------------------------------------------------------
Accrued operating expenses                            251,238
=============================================================
     Total liabilities                              3,193,345
=============================================================
Net assets applicable to shares outstanding    $1,530,358,905
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                       $1,519,524,897
_____________________________________________________________
=============================================================
Series II                                      $   10,834,008
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           93,699,663
_____________________________________________________________
=============================================================
Series II                                             669,992
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        16.22
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        16.17
_____________________________________________________________
=============================================================


Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $188,302)                                     $  19,693,519
-------------------------------------------------------------
Dividends from affiliated money market funds        1,923,056
-------------------------------------------------------------
Interest                                               75,961
=============================================================
    Total investment income                        21,692,536
=============================================================

EXPENSES:

Advisory fees                                      12,074,846
-------------------------------------------------------------
Administrative services fees                        4,279,991
-------------------------------------------------------------
Custodian fees                                        223,222
-------------------------------------------------------------
Distribution fees -- Series II                         13,525
-------------------------------------------------------------
Transfer agent fees                                   120,224
-------------------------------------------------------------
Trustees' fees                                         19,092
-------------------------------------------------------------
Other                                                 173,488
=============================================================
    Total expenses                                 16,904,388
=============================================================
Less: Fees waived                                     (22,903)
-------------------------------------------------------------
    Expenses paid indirectly                             (549)
=============================================================
    Net expenses                                   16,880,936
=============================================================
Net investment income                               4,811,600
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (436,760,132)
-------------------------------------------------------------
  Foreign currencies                                   62,146
-------------------------------------------------------------
  Foreign currency contracts                       (1,848,273)
-------------------------------------------------------------
  Futures contracts                                 1,145,630
-------------------------------------------------------------
  Option contracts written                            300,747
=============================================================
                                                 (437,099,882)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (328,190,604)
-------------------------------------------------------------
  Foreign currency contracts                          (30,805)
-------------------------------------------------------------
  Futures contracts                                (2,142,322)
=============================================================
                                                 (330,363,731)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                      (767,463,613)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(762,652,013)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

Statement of Changes in Net Assets

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $     4,811,600    $    6,224,561
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (437,099,882)     (272,780,154)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts, futures contracts and option
    contracts                                                    (330,363,731)      (97,327,279)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (762,652,013)     (363,882,872)
===============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                         (6,192,808)       (3,348,106)
-----------------------------------------------------------------------------------------------
  Series II                                                           (41,642)             (548)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                                 --       (50,823,827)
-----------------------------------------------------------------------------------------------
  Series II                                                                --            (8,314)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       (271,364,143)      230,022,815
-----------------------------------------------------------------------------------------------
  Series II                                                        11,802,858           686,924
===============================================================================================
    Net increase (decrease) in net assets                      (1,028,447,748)     (187,353,928)
===============================================================================================

NET ASSETS:

  Beginning of year                                             2,558,806,653     2,746,160,581
===============================================================================================
  End of year                                                 $ 1,530,358,905    $2,558,806,653
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 2,492,872,435    $2,752,433,720
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                               4,773,524         6,134,226
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (740,205,143)     (303,043,113)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts            (227,081,911)      103,281,820
===============================================================================================
                                                              $ 1,530,358,905    $2,558,806,653
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are offered to insurance company separate accounts. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current SEC guidance, however, requires participating insurance companies to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio and class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's primary investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

                          AIM V.I. PREMIER EQUITY FUND

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $22,903.

                          AIM V.I. PREMIER EQUITY FUND

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. During the year ended December 31, 2002, the Fund paid AIM $4,279,991, of which AIM retained $309,575 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $61,761 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Pursuant to the master distribution agreement for the year ended December 31, 2002, the Series II shares paid $13,525.

  Certain officers and trustees of the Trust are officers of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $6,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in custodian fees of $549 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $549.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--FOREIGN CURRENCY CONTRACTS

Outstanding foreign currency contracts at December 31, 2002 were as follows:

                            CONTRACT TO                        UNREALIZED
SETTLEMENT             ----------------------                 APPRECIATION
   DATE     CURRENCY    DELIVER     RECEIVE       VALUE      (DEPRECIATION)
---------------------------------------------------------------------------
 02/25/03     CAD      9,160,000   $5,800,165   $5,813,531      $(13,366)
___________________________________________________________________________
===========================================================================

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
-----------------------------------------------------------
Beginning of year                         --      $      --
-----------------------------------------------------------
Written                                1,645        326,367
-----------------------------------------------------------
Closed                                  (610)      (105,004)
-----------------------------------------------------------
Expired                               (1,035)      (221,363)
===========================================================
End of year                               --      $      --
___________________________________________________________
===========================================================

NOTE 8--FUTURES CONTRACTS

On December 31, 2002, $3,805,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                           UNREALIZED
                 NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT        CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
-----------------------------------------------------------------------
S&P 500 Index      240      Mar.-03/Long   $52,734,000    $(1,619,979)
_______________________________________________________________________
=======================================================================

                          AIM V.I. PREMIER EQUITY FUND

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                         2002          2001
---------------------------------------------------------------
Distributions paid from:
  Ordinary income                     $6,234,450    $ 3,348,613
---------------------------------------------------------------
  Long-term capital gain                      --     50,832,182
===============================================================
                                      $6,234,450    $54,180,795
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Undistributed ordinary income                  $    4,885,292
-------------------------------------------------------------
Unrealized appreciation
  (depreciation)-investments                     (249,962,089)
-------------------------------------------------------------
Temporary book/tax differences                       (111,769)
-------------------------------------------------------------
Capital loss carryforward                        (662,368,304)
-------------------------------------------------------------
Post-October capital loss deferral                (54,956,660)
-------------------------------------------------------------
Shares of beneficial interest                   2,492,872,435
=============================================================
                                               $1,530,358,905
_____________________________________________________________
=============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
-----------------------------------------------------------
December 31, 2009                              $250,136,976
-----------------------------------------------------------
December 31, 2010                               412,231,328
===========================================================
                                               $662,368,304
___________________________________________________________
===========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $865,797,179 and $1,106,733,753, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  79,628,983
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (329,591,072)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(249,962,089)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,781,775,091.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions on December 31, 2002, undistributed net investment income was increased by $62,148 and undistributed net realized gains (losses) decreased by $62,148. This reclassification had no effect on the net assets of the Fund.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     12,952,884    $ 261,301,166     25,530,747    $ 638,287,847
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      743,703       13,539,946         30,153          703,791
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        376,691        6,192,808      2,393,801       54,171,933
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        2,541           41,642            392            8,862
==========================================================================================================================
Reacquired:
  Series I                                                    (29,178,636)    (538,858,117)   (18,964,766)    (462,436,965)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (105,692)      (1,778,730)        (1,105)         (25,729)
==========================================================================================================================
                                                              (15,208,509)   $(259,561,285)     8,989,222    $ 230,709,739
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                   ------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2002             2001             2000             1999             1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    23.35       $    27.30       $    33.50       $    26.25       $    20.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.05(a)          0.06(a)          0.04(a)          0.06(a)          0.09
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (7.11)           (3.50)           (4.94)            7.76             6.59
=================================================================================================================================
    Total from investment operations                    (7.06)           (3.44)           (4.90)            7.82             6.68
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.07)           (0.03)           (0.04)           (0.09)           (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --            (0.48)           (1.26)           (0.48)           (1.13)
=================================================================================================================================
    Total distributions                                 (0.07)           (0.51)           (1.30)           (0.57)           (1.26)
=================================================================================================================================
Net asset value, end of period                     $    16.22       $    23.35       $    27.30       $    33.50       $    26.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        (30.26)%         (12.53)%         (14.68)%          29.90%           32.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,519,525       $2,558,120       $2,746,161       $2,383,367       $1,221,384
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  0.85%(c)         0.85%            0.84%            0.76%            0.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 0.24%(c)         0.24%            0.12%            0.20%            0.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    46%              40%              62%              62%             100%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $1,986,230,999.

                          AIM V.I. PREMIER EQUITY FUND


                                                                            SERIES II
                                                              -------------------------------------
                                                                                 SEPTEMBER 19, 2001
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2002                 2001
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 23.34                $21.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.00(a)               0.00(a)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.10)                 2.85
===================================================================================================
    Total from investment operations                              (7.10)                 2.85
===================================================================================================
Less distributions:
  Dividends from net investment income                            (0.07)                (0.03)
---------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --                 (0.48)
===================================================================================================
    Total distributions                                           (0.07)                (0.51)
===================================================================================================
Net asset value, end of period                                  $ 16.17                $23.34
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                  (30.44)%               13.66%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,834                $  687
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets                            1.10%(c)              1.10%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.01)%(c)            (0.01)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              46%                   40%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level which if included would reduce total return for all periods shown.
(c)  Ratios are based on average daily net assets of $5,410,029.
(d)  Annualized.

                          AIM V.I. PREMIER EQUITY FUND